UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-04041

GE INVESTMENTS FUNDS, INC

(Exact name of registrant as specified in charter)

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

GE ASSET MANAGEMENT, INC.

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 12/31

Date of reporting period: 09/30/13

Item 1.	Schedule of Investments

GEI U.S. Equity Fund

Schedule of Investments—September 30, 2013 (Unaudited)

Common Stock—95.6%†	Number of Shares	Fair Value
Advertising—0.7%
Omnicom Group Inc.	1,798	$114,065
The Interpublic Group of Companies Inc.	6,386	109,712
		223,777
Aerospace & Defense—2.0%
Honeywell International Inc.	5,899	489,853
The Boeing Co.	1,429	167,907
		657,760
Agricultural Products—0.8%
Archer-Daniels-Midland Co.	6,891	253,864
Air Freight & Logistics—0.8%
United Parcel Service Inc.	2,790	254,922
Application Software—0.7%
Intuit Inc.	3,293	218,359
Asset Management & Custody Banks—3.7%
Ameriprise Financial Inc.	5,429	494,473
Invesco Ltd.	12,538	399,962
State Street Corp.	4,370	287,328	(a)
		1,181,763
Auto Parts & Equipment—0.5%
TRW Automotive Holdings Corp.	2,269	161,802	(b)
Automobile Manufacturers—1.5%
Ford Motor Co.	28,639	483,140
Automotive Retail—0.6%
AutoZone Inc.	464	196,147	(b)
Biotechnology—3.4%
Alexion Pharmaceuticals Inc.	872	101,291	(b)
Amgen Inc.	4,907	549,290	(c)
Gilead Sciences Inc.	7,059	443,588	(b)
		1,094,169
Broadcasting—1.0%
CBS Corp.	1,681	92,724
Discovery Communications Inc.	2,858	223,267	(b)
		315,991
Cable & Satellite—3.6%
Comcast Corp.	5,647	244,910	(††)
Comcast Corp.	12,438	561,576	(††)
Liberty Global PLC	4,538	342,301	(b)
		1,148,787
Casinos & Gaming—0.6%
Las Vegas Sands Corp.	3,025	200,921
Commodity Chemicals—1.5%
LyondellBasell Industries N.V.	6,554	479,949
Communications Equipment—4.8%
Cisco Systems Inc.	35,127	822,674
Qualcomm Inc.	10,740	723,447
		1,546,121
Computer Hardware—2.7%
Apple Inc.	1,378	656,962
Hewlett-Packard Co.	9,748	204,513
		861,475
Computer Storage & Peripherals—2.5%
EMC Corp.	31,932	816,182

Construction & Farm Machinery—1.3%
Cummins Inc.	756	100,450
Deere & Co.	3,933	320,107
		420,557
Consumer Finance—1.1%
American Express Co.	4,706	355,397
Data Processing & Outsourced Services—1.8%
Paychex Inc.	3,361	136,591
The Western Union Co.	7,731	144,261
Visa Inc.	1,513	289,134
		569,986
Department Stores—0.3%
Macy’s Inc.	2,521	109,084
Diversified Chemicals—0.2%
PPG Industries Inc.	336	56,132
Diversified Financial Services—5.2%
Citigroup Inc.	13,110	635,966
JPMorgan Chase & Co.	10,236	529,099
Wells Fargo & Co.	12,874	531,954
		1,697,019
Drug Retail—0.8%
CVS Caremark Corp.	4,420	250,835
Electric Utilities—0.4%
NextEra Energy Inc.	1,513	121,282
Electrical Components & Equipment—0.3%
Eaton Corp. PLC	1,429	98,372
Fertilizers & Agricultural Chemicals—1.1%
Monsanto Co.	3,529	368,322
General Merchandise Stores—0.4%
Dollar General Corp.	2,118	119,582	(b)
Healthcare Distributors—0.6%
Cardinal Health Inc.	3,866	201,612
Healthcare Equipment—1.9%
Covidien PLC	8,471	516,223
Medtronic Inc.	1,210	64,433
Stryker Corp.	504	34,065
		614,721
Healthcare Services—2.2%
Express Scripts Holding Co.	11,781	727,830	(b)
Healthcare Supplies—0.5%
DENTSPLY International Inc.	3,866	167,823
Home Building—0.1%
MDC Holdings Inc.	1,597	47,926
Home Improvement Retail—2.1%
Lowe’s Companies Inc.	14,421	686,584
Household Products—0.2%
Energizer Holdings Inc.	672	61,253
Independent Power Producers & Energy Traders—0.8%
AES Corp.	6,723	89,349
Calpine Corp.	5,210	101,230	(b)
NRG Energy Inc.	2,269	62,012
		252,591
Industrial Machinery—1.2%
Dover Corp.	4,202	377,466
Integrated Oil & Gas—4.3%
Chevron Corp.	5,782	702,513
Exxon Mobil Corp.	588	50,592	(c)

Hess Corp.	2,353	181,981
Occidental Petroleum Corp.	5,025	470,038
		1,405,124
Integrated Telecommunication Services—0.4%
Verizon Communications Inc.	2,773	129,388
Internet Retail—0.5%
Amazon.com Inc.	471	147,253	(b)
Internet Software & Services—3.6%
Baidu Inc. ADR	2,353	365,139	(b)
eBay Inc.	6,051	337,585	(b)
Google Inc.	517	452,845	(b)
		1,155,569
Investment Banking & Brokerage—1.6%
The Charles Schwab Corp.	4,376	92,509
The Goldman Sachs Group Inc.	2,773	438,716
		531,225
IT Consulting & Other Services—0.4%
International Business Machines Corp.	756	139,996
Life & Health Insurance—0.4%
Prudential Financial Inc.	1,513	117,984
Life Sciences Tools & Services—0.3%
PerkinElmer Inc.	2,420	91,355
Managed Healthcare—1.8%
UnitedHealth Group Inc.	8,118	581,330
Movies & Entertainment—1.7%
Time Warner Inc.	8,151	536,417
Multi-Line Insurance—2.2%
American International Group Inc.	11,647	566,394
Hartford Financial Services Group Inc.	4,705	146,419
		712,813
Oil & Gas Equipment & Services—3.8%
Cameron International Corp.	806	47,046	(b)
Halliburton Co.	10,590	509,908
Schlumberger Ltd.	7,496	662,347
		1,219,301
Oil & Gas Exploration & Production—2.2%
Anadarko Petroleum Corp.	5,546	515,722
Marathon Oil Corp.	6,051	211,059
		726,781
Packaged Foods & Meats—0.8%
Mondelez International Inc.	8,067	253,465
Pharmaceuticals—6.5%
Actavis Inc.	2,336	336,384	(b)
GlaxoSmithKline PLC ADR	1,765	88,550
Johnson & Johnson	7,799	676,095
Merck & Company Inc.	4,320	205,675
Pfizer Inc.	27,564	791,363
		2,098,067
Property & Casualty Insurance—1.2%
ACE Ltd.	4,084	382,099
Railroads—0.6%
CSX Corp.	8,202	211,119
Regional Banks—1.2%
Regions Financial Corp.	43,194	399,976
Research & Consulting Services—0.1%
Nielsen Holdings N.V.	941	34,299
Semiconductor Equipment—0.2%
Applied Materials Inc.	4,538	79,597

Semiconductors—0.3%
Analog Devices Inc.	2,084	98,052
Soft Drinks—3.0%
Coca-Cola Enterprises Inc.	10,319	414,927
PepsiCo Inc.	7,177	570,572
		985,499
Specialized Finance—1.3%
CME Group Inc.	4,874	360,091
McGraw Hill Financial Inc.	840	55,096
		415,187
Specialized REITs—0.8%
American Tower Corp.	3,613	267,832
Specialty Stores—0.9%
Dick’s Sporting Goods Inc.	5,210	278,110
Systems Software—1.6%
Microsoft Corp.	4,287	142,800
Oracle Corp.	10,925	362,382
		505,182
Total Common Stock (Cost $24,224,733)		30,902,523

Exchange Traded Funds—1.5%
Financial Select Sector SPDR Fund	4,725	94,122	(d)
Industrial Select Sector SPDR Fund	8,391	389,091	(d)

Total Exchange Traded Funds (Cost $322,492)		483,213

Total Investments in Securities (Cost $24,547,225)		31,385,736

Short-Term Investments—3.0%
GE Institutional Money Market Fund—Investment Class
0.00%
(Cost $983,028)		983,028	(e,f)

Total Investments (Cost $25,530,253)		32,368,764

Liabilities in Excess of Other Assets, net—(0.1)%		(38,852)

NET ASSETS—100.0%		$32,329,912

Other Information:

The Fund had the following long futures contracts open at September 30, 2013:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Depreciation
S&P 500 Emini Index Futures	December 2013	4	$334,860	$(3,391)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s custodian and accounting agent.

(b)	Non-income producing security.

(c)	At September 30, 2013, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA’s.

(d)	Sponsored by SSgA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund’s custodian and accounting agent.

(e)	Coupon amount represents effective yield.

(f)	GE Asset Management Incorporated (“GEAM”), the investment adviser of the Fund, also serves as investment adviser of the GE Institutional Money Market Fund.

†	Percentages are based on net assets as of September 30, 2013.

††	Security traded on different exchanges.

Abbreviations:

ADR	American Depository Receipt

REIT	Real Estate Investment Trust

SPDR	Standard and Poor’s Depository Receipts

TBA	To Be Announced

GEI S&P 500 Index Fund

Schedule of Investments—September 30, 2013 (Unaudited)

Common Stock—97.7%†	Number of Shares	Fair Value
Advertising—0.2%
Omnicom Group Inc.	3,180	$201,739
The Interpublic Group of Companies Inc.	5,530	95,006
		296,745
Aerospace & Defense—2.6%
General Dynamics Corp.	4,067	355,944
Honeywell International Inc.	9,843	817,363
L-3 Communications Holdings Inc.	1,063	100,453
Lockheed Martin Corp.	3,352	427,547
Northrop Grumman Corp.	3,022	287,876
Precision Castparts Corp.	1,800	409,032
Raytheon Co.	3,969	305,891
Rockwell Collins Inc.	1,636	111,019
Textron Inc.	3,525	97,325
The Boeing Co.	8,486	997,105	(a)
United Technologies Corp.	10,572	1,139,873	(a)
		5,049,428
Agricultural Products—0.2%
Archer-Daniels-Midland Co.	8,324	306,656
Air Freight & Logistics—0.8%
CH Robinson Worldwide Inc.	1,945	115,844
Expeditors International of Washington Inc.	2,500	110,150
FedEx Corp.	3,711	423,462
United Parcel Service Inc.	8,835	807,254
		1,456,710
Airlines—0.2%
Delta Air Lines Inc.	10,700	252,413
Southwest Airlines Co.	8,849	128,841
		381,254
Aluminum—0.1%
Alcoa Inc.	13,140	106,697	(a)
Apparel Retail—0.6%
Abercrombie & Fitch Co.	1,000	35,370
L Brands Inc.	2,888	176,457
Ross Stores Inc.	2,800	203,840
The Gap Inc.	3,636	146,458
TJX Companies Inc.	8,937	503,957
Urban Outfitters Inc.	1,200	44,124	(b)
		1,110,206
Apparel, Accessories & Luxury Goods—0.4%
Coach Inc.	3,489	190,255
Fossil Group Inc.	600	69,744	(b)
PVH Corp.	969	115,011
Ralph Lauren Corp.	800	131,784
VF Corp.	1,102	219,353
		726,147
Application Software—0.6%
Adobe Systems Inc.	6,184	321,197	(a,b)
Autodesk Inc.	2,748	113,135	(b)
Citrix Systems Inc.	2,300	162,403	(b)
Intuit Inc.	3,600	238,716
Salesforce.com Inc.	6,800	352,988	(b)
Verint Systems Inc.	1	37	(b)
		1,188,476

Asset Management & Custody Banks—1.2%
Ameriprise Financial Inc.	2,533	230,706
BlackRock Inc.	1,565	423,520
Franklin Resources Inc.	5,100	257,805
Invesco Ltd.	5,450	173,855
Legg Mason Inc.	1,300	43,472
Northern Trust Corp.	2,800	152,292
State Street Corp.	5,811	382,073	(c)
T Rowe Price Group Inc.	3,200	230,176
The Bank of New York Mellon Corp.	14,403	434,827
		2,328,726
Auto Parts & Equipment—0.4%
BorgWarner Inc.	1,500	152,085
Delphi Automotive PLC	3,700	216,154
Johnson Controls Inc.	8,746	362,959
		731,198
Automobile Manufacturers—0.7%
Ford Motor Co.	48,927	825,399
General Motors Co.	11,600	417,252	(b)
		1,242,651
Automotive Retail—0.3%
AutoNation Inc.	486	25,355	(b)
AutoZone Inc.	444	187,692	(b)
CarMax Inc.	2,800	135,716	(b)
O’Reilly Automotive Inc.	1,400	178,626	(b)
		527,389
Biotechnology—2.4%
Alexion Pharmaceuticals Inc.	2,500	290,400	(b)
Amgen Inc.	9,400	1,052,236	(a)
Biogen Idec Inc.	3,000	722,280	(b)
Celgene Corp.	5,200	800,436	(b)
Gilead Sciences Inc.	18,998	1,193,834	(b)
Regeneron Pharmaceuticals Inc.	900	281,583	(b)
Vertex Pharmaceuticals Inc.	2,500	189,550	(b)
		4,530,319
Brewers—0.1%
Molson Coors Brewing Co.	1,898	95,147
Broadcasting—0.4%
CBS Corp.	7,209	397,648
Discovery Communications Inc.	3,100	261,702	(b)
Scripps Networks Interactive Inc.	1,000	78,110
		737,460
Building Products—0.0% *
Masco Corp.	4,290	91,291
Cable & Satellite—1.2%
Cablevision Systems Corp.	2,800	47,152
Comcast Corp.	33,058	1,492,569
DIRECTV	6,400	382,400	(b)
Time Warner Cable Inc.	3,696	412,473
		2,334,594
Casinos & Gaming—0.1%
International Game Technology	3,400	64,362
Wynn Resorts Ltd.	1,000	158,010
		222,372
Coal & Consumable Fuels—0.1%
CONSOL Energy Inc.	2,700	90,855
Peabody Energy Corp.	3,779	65,188
		156,043

Commodity Chemicals—0.2%
LyondellBasell Industries N.V.	5,371	393,318
Communications Equipment—1.8%
Cisco Systems Inc.	66,664	1,561,271	(a)
F5 Networks Inc.	1,000	85,760	(b)
Harris Corp.	1,400	83,020
JDS Uniphase Corp.	2,950	43,395	(b)
Juniper Networks Inc.	6,400	127,104	(b)
Motorola Solutions Inc.	2,935	174,280
Qualcomm Inc.	21,529	1,450,193
		3,525,023
Computer & Electronics Retail—0.1%
Best Buy Company Inc.	3,300	123,750
GameStop Corp.	1,500	74,475
		198,225
Computer Hardware—3.2%
Apple Inc.	11,345	5,408,729
Dell Inc.	18,728	257,884	(a)
Hewlett-Packard Co.	24,149	506,646
		6,173,259
Computer Storage & Peripherals—0.7%
EMC Corp.	26,114	667,474
NetApp Inc.	4,400	187,528
SanDisk Corp.	3,100	184,481
Seagate Technology PLC	3,912	171,111
Western Digital Corp.	2,600	164,840
		1,375,434
Construction & Engineering—0.2%
Fluor Corp.	2,078	147,455
Jacobs Engineering Group Inc.	1,600	93,088	(b)
Quanta Services Inc.	2,500	68,775	(b)
		309,318
Construction & Farm Machinery—0.9%
Caterpillar Inc.	7,932	661,291
Cummins Inc.	2,256	299,755
Deere & Co.	4,782	389,207
Joy Global Inc.	1,400	71,456
PACCAR Inc.	4,403	245,071
		1,666,780
Construction Materials—0.0% *
Vulcan Materials Co.	1,700	88,077
Consumer Electronics—0.1%
Garmin Ltd.	1,500	67,785
Harman International Industries Inc.	900	59,607
		127,392
Consumer Finance—1.0%
American Express Co.	11,591	875,352	(a)
Capital One Financial Corp.	7,325	503,520
Discover Financial Services	6,098	308,193
SLM Corp.	5,483	136,527
		1,823,592
Data Processing & Outsourced Services—1.7%
Automatic Data Processing Inc.	6,080	440,070
Computer Sciences Corp.	1,982	102,549
Fidelity National Information Services Inc.	3,500	162,540

Fiserv Inc.	1,641	165,823	(b)
Mastercard Inc.	1,280	861,158
Paychex Inc.	4,225	171,704
The Western Union Co.	7,324	136,666
Total System Services Inc.	1,902	55,957
Visa Inc.	6,300	1,203,930
		3,300,397
Department Stores—0.2%
JC Penney Company Inc.	2,287	20,171	(b)
Kohl’s Corp.	2,573	133,153
Macy’s Inc.	4,830	208,994
Nordstrom Inc.	1,792	100,711
		463,029
Distillers & Vintners—0.2%
Beam Inc.	2,041	131,951
Brown-Forman Corp.	1,920	130,809
Constellation Brands Inc.	2,000	114,800	(b)
		377,560
Distributors—0.1%
Genuine Parts Co.	1,896	153,367
Diversified Chemicals—1.0%
Eastman Chemical Co.	2,018	157,202
EI du Pont de Nemours & Co.	11,528	675,080
FMC Corp.	1,700	121,924
PPG Industries Inc.	1,803	301,209
The Dow Chemical Co.	15,245	585,408
		1,840,823
Diversified Financial Services—5.0%
Bank of America Corp.	134,509	1,856,224
Citigroup Inc.	37,953	1,841,100
Comerica Inc.	2,356	92,615
JPMorgan Chase & Co.	47,155	2,437,442	(a)
U.S. Bancorp	23,009	841,669
Wells Fargo & Co.	60,544	2,501,678
		9,570,728
Diversified Metals & Mining—0.2%
Freeport-McMoRan Copper & Gold Inc.	12,510	413,831
Diversified REITs—0.1%
Vornado Realty Trust	2,147	180,477
Diversified Support Services—0.1%
Cintas Corp.	1,200	61,440
Iron Mountain Inc.	2,359	63,740
		125,180
Drug Retail—0.8%
CVS Caremark Corp.	15,327	869,807
Walgreen Co.	10,913	587,120
		1,456,927
Electric Utilities—1.7%
American Electric Power Company Inc.	6,025	261,184	(a)
Duke Energy Corp.	8,770	585,661
Edison International	4,242	195,387
Entergy Corp.	2,285	144,389
Exelon Corp.	10,925	323,817
FirstEnergy Corp.	5,154	187,863
NextEra Energy Inc.	5,362	429,818
Northeast Utilities	4,030	166,237
Pepco Holdings Inc.	3,300	60,918
Pinnacle West Capital Corp.	1,400	76,636

PPL Corp.	7,337	222,898
The Southern Co.	10,858	447,132
Xcel Energy Inc.	6,480	178,913
		3,280,853
Electrical Components & Equipment—1.0%
AMETEK Inc.	3,000	138,060
Amphenol Corp.	2,000	154,760
Corning Inc.	18,239	266,107
Eaton Corp. PLC	5,904	406,431
Emerson Electric Co.	8,967	580,165
Rockwell Automation Inc.	1,719	183,830
Roper Industries Inc.	1,200	159,444
		1,888,797
Electronic Equipment & Instruments—0.0% *
FLIR Systems Inc.	1,700	53,380
Electronic Manufacturing Services—0.2%
Jabil Circuit Inc.	2,109	45,723
Molex Inc.	1,650	63,558
TE Connectivity Ltd.	5,300	274,434
		383,715
Environmental & Facilities Services—0.2%
Republic Services Inc.	3,715	123,932
Stericycle Inc.	1,000	115,400	(b)
Waste Management Inc.	5,403	222,820
		462,152
Fertilizers & Agricultural Chemicals—0.5%
CF Industries Holdings Inc.	745	157,068
Monsanto Co.	6,723	701,680	(a)
The Mosaic Co.	3,600	154,872
		1,013,620
Food Distributors—0.1%
Sysco Corp.	7,444	236,943
Food Retail—0.3%
Safeway Inc.	3,100	99,169
The Kroger Co.	6,466	260,838
Whole Foods Market Inc.	4,388	256,698
		616,705
Footwear—0.3%
NIKE Inc.	9,079	659,499
Gas Utilities—0.1%
AGL Resources Inc.	1,400	64,442
ONEOK Inc.	2,700	143,964
		208,406
General Merchandise Stores—0.5%
Dollar General Corp.	3,800	214,548	(b)
Dollar Tree Inc.	2,700	154,332	(b)
Family Dollar Stores Inc.	1,300	93,626
Target Corp.	8,049	514,975
		977,481
Gold—0.1%
Newmont Mining Corp.	6,219	174,754
Healthcare Distributors—0.4%
AmerisourceBergen Corp.	2,961	180,917
Cardinal Health Inc.	4,251	221,690
McKesson Corp.	2,802	359,496
Patterson Companies Inc.	1,200	48,240
		810,343

Healthcare Equipment—2.0%
Abbott Laboratories	19,704	653,976	(a)
Baxter International Inc.	6,802	446,823	(a)
Becton Dickinson and Co.	2,488	248,850
Boston Scientific Corp.	16,943	198,911	(b)
CareFusion Corp.	2,675	98,708	(b)
Covidien PLC	6,000	365,640
CR Bard Inc.	901	103,795
Edwards Lifesciences Corp.	1,500	104,445	(b)
Intuitive Surgical Inc.	520	195,660	(b)
Medtronic Inc.	12,632	672,654
St Jude Medical Inc.	3,492	187,311
Stryker Corp.	3,637	245,825
Varian Medical Systems Inc.	1,300	97,149	(b)
Zimmer Holdings Inc.	2,000	164,280
		3,784,027
Healthcare Facilities—0.0% *
Tenet Healthcare Corp.	1,273	52,435	(b)
Healthcare Services—0.5%
DaVita Healthcare Partners Inc.	2,058	117,100	(b)
Express Scripts Holding Co.	10,151	627,129	(b)
Laboratory Corporation of America Holdings	1,200	118,968	(b)
Quest Diagnostics Inc.	2,000	123,580
		986,777
Healthcare Supplies—0.0% *
DENTSPLY International Inc.	1,800	78,138
Healthcare Technology—0.1%
Cerner Corp.	3,600	189,180	(b)
Home Building—0.1%
DR Horton Inc.	3,500	68,005
Lennar Corp.	2,200	77,880
PulteGroup Inc.	4,635	76,478
		222,363
Home Entertainment Software—0.0% *
Electronic Arts Inc.	3,500	89,425	(b)
Home Furnishing Retail—0.1%
Bed Bath & Beyond Inc.	2,700	208,872	(b)
Home Furnishings—0.0% *
Leggett & Platt Inc.	1,900	57,285
Home Improvement Retail—1.0%
Lowe’s Companies Inc.	13,402	638,069
The Home Depot Inc.	17,933	1,360,218
		1,998,287
Hotels, Resorts & Cruise Lines—0.3%
Carnival Corp.	5,500	179,520
Marriott International Inc.	3,014	126,769
Starwood Hotels & Resorts Worldwide Inc.	2,400	159,480
Wyndham Worldwide Corp.	1,642	100,113
		565,882
Household Appliances—0.1%
Whirlpool Corp.	1,043	152,737
Household Products—2.0%
Colgate-Palmolive Co.	10,944	648,979
Kimberly-Clark Corp.	4,736	446,226	(a)
The Clorox Co.	1,584	129,445
The Procter & Gamble Co.	34,183	2,583,893
		3,808,543
Housewares & Specialties—0.1%
Newell Rubbermaid Inc.	3,456	95,040

Human Resource & Employment Services—0.0% *
Robert Half International Inc.	1,575	61,472
Hypermarkets & Super Centers—1.1%
Costco Wholesale Corp.	5,506	633,851
Wal-Mart Stores Inc.	20,558	1,520,469
		2,154,320
Independent Power Producers & Energy Traders—0.1%
AES Corp.	8,300	110,307
NRG Energy Inc.	4,100	112,053
		222,360
Industrial Conglomerates—2.4%
3M Co.	7,880	940,951
Danaher Corp.	7,300	506,036
General Electric Co.	127,489	3,045,712	(d)
		4,492,699
Industrial Gases—0.4%
Air Products & Chemicals Inc.	2,532	269,835	(a)
Airgas Inc.	800	84,840
Praxair Inc.	3,665	440,570
		795,245
Industrial Machinery—0.9%
Dover Corp.	2,158	193,853
Flowserve Corp.	1,800	112,302
Illinois Tool Works Inc.	5,127	391,036
Ingersoll-Rand PLC	3,400	220,796
Pall Corp.	1,378	106,161
Parker Hannifin Corp.	1,844	200,480
Pentair Ltd.	2,507	162,805
Snap-on Inc.	709	70,546
Stanley Black & Decker Inc.	2,092	189,472
Xylem Inc.	2,426	67,758
		1,715,209
Industrial REITs—0.1%
Prologis Inc.	6,129	230,573
Insurance Brokers—0.3%
Aon PLC	3,836	285,552
Marsh & McLennan Companies Inc.	6,953	302,803
		588,355
Integrated Oil & Gas—4.7%
Chevron Corp.	24,212	2,941,758
Exxon Mobil Corp.	55,121	4,742,611	(a)
Hess Corp.	3,749	289,948	(a)
Occidental Petroleum Corp.	10,079	942,789
		8,917,106
Integrated Telecommunication Services—2.2%
AT&T Inc.	66,523	2,249,808
CenturyLink Inc.	7,699	241,595
Frontier Communications Corp.	11,474	47,846
Verizon Communications Inc.	35,667	1,664,222
Windstream Holdings Inc.	7,543	60,344
		4,263,815
Internet Retail—1.3%
Amazon.com Inc.	4,517	1,412,195	(b)
Expedia Inc.	1,250	64,737
Netflix Inc.	700	216,447	(b)
priceline.com Inc.	639	645,997	(b)
TripAdvisor Inc.	1,350	102,384	(b)
		2,441,760

Internet Software & Services—2.3%
Akamai Technologies Inc.	2,200	113,740	(b)
eBay Inc.	14,600	814,534	(b)
Google Inc.	3,458	3,028,897	(b)
VeriSign Inc.	1,762	89,668	(b)
Yahoo! Inc.	11,689	387,607	(b)
		4,434,446
Investment Banking & Brokerage—0.9%
E*TRADE Financial Corp.	3,440	56,760	(b)
Morgan Stanley	16,996	458,042
The Charles Schwab Corp.	13,911	294,079
The Goldman Sachs Group Inc.	5,253	831,077
		1,639,958
IT Consulting & Other Services—1.8%
Accenture PLC	8,100	596,484
Cognizant Technology Solutions Corp.	3,807	312,631	(b)
International Business Machines Corp.	12,847	2,379,007
Teradata Corp.	2,100	116,424	(b)
		3,404,546
Leisure Products—0.1%
Hasbro Inc.	1,396	65,807
Mattel Inc.	4,296	179,831
		245,638
Life & Health Insurance—1.0%
Aflac Inc.	5,800	359,542
Lincoln National Corp.	3,242	136,132
MetLife Inc.	13,736	644,905
Principal Financial Group Inc.	3,300	141,306
Prudential Financial Inc.	5,900	460,082
Torchmark Corp.	1,208	87,399
Unum Group	3,389	103,161
		1,932,527
Life Sciences Tools & Services—0.5%
Agilent Technologies Inc.	4,185	214,481
Life Technologies Corp.	2,103	157,367	(b)
PerkinElmer Inc.	1,410	53,228
Thermo Fisher Scientific Inc.	4,528	417,255
Waters Corp.	1,000	106,210	(b)
		948,541
Managed Healthcare—1.0%
Aetna Inc.	4,768	305,247
Cigna Corp.	3,589	275,851
Humana Inc.	1,927	179,847
UnitedHealth Group Inc.	12,740	912,311
WellPoint Inc.	3,700	309,357
		1,982,613
Metal & Glass Containers—0.1%
Ball Corp.	1,832	82,220
Owens-Illinois Inc.	2,300	69,046	(b)
		151,266
Motorcycle Manufacturers—0.1%
Harley-Davidson Inc.	2,800	179,872
Movies & Entertainment—1.8%
The Walt Disney Co.	20,778	1,339,973
Time Warner Inc.	11,638	765,897
Twenty-First Century Fox Inc.	24,800	830,800
Viacom Inc.	5,514	460,860
		3,397,530

Multi-Line Insurance—0.7%
American International Group Inc.	18,425	896,008
Assurant Inc.	900	48,690
Genworth Financial Inc.	6,100	78,019	(b)
Hartford Financial Services Group Inc.	5,604	174,396
Loews Corp.	3,866	180,697
		1,377,810
Multi-Sector Holdings—1.4%
Berkshire Hathaway Inc.	22,569	2,561,807	(b)
Leucadia National Corp.	3,600	98,064
		2,659,871
Multi-Utilities—1.2%
Ameren Corp.	3,042	105,983
CenterPoint Energy Inc.	5,218	125,075
CMS Energy Corp.	3,300	86,856
Consolidated Edison Inc.	3,681	202,970
Dominion Resources Inc.	7,182	448,731
DTE Energy Co.	2,266	149,511
Integrys Energy Group Inc.	1,031	57,623
NiSource Inc.	4,115	127,112
PG&E Corp.	5,654	231,362
Public Service Enterprise Group Inc.	6,492	213,782
SCANA Corp.	1,700	78,268
Sempra Energy	2,875	246,100
TECO Energy Inc.	2,700	44,658
Wisconsin Energy Corp.	3,000	121,140
		2,239,171
Office Electronics—0.1%
Xerox Corp.	15,847	163,066
Office REITs—0.1%
Boston Properties Inc.	1,898	202,896
Office Services & Supplies—0.1%
Avery Dennison Corp.	1,086	47,263
Pitney Bowes Inc.	2,932	53,333
		100,596
Oil & Gas Drilling—0.3%
Diamond Offshore Drilling Inc.	900	56,088
Ensco PLC	3,000	161,250
Helmerich & Payne Inc.	1,400	96,530
Nabors Industries Ltd.	3,300	52,998
Noble Corp.	3,054	115,350
Rowan Companies PLC	1,677	61,579	(b)
		543,795
Oil & Gas Equipment & Services—1.6%
Baker Hughes Inc.	5,564	273,192
Cameron International Corp.	3,200	186,784	(b)
FMC Technologies Inc.	2,986	165,484	(b)
Halliburton Co.	10,745	517,372
National Oilwell Varco Inc.	5,300	413,983
Schlumberger Ltd.	16,546	1,462,005
		3,018,820
Oil & Gas Exploration & Production—2.7%
Anadarko Petroleum Corp.	6,256	581,745
Apache Corp.	4,948	421,273
Cabot Oil & Gas Corp.	5,400	201,528
Chesapeake Energy Corp.	6,315	163,432
ConocoPhillips	15,219	1,057,873
Denbury Resources Inc.	4,700	86,527	(b)

Devon Energy Corp.	4,692	271,010
EOG Resources Inc.	3,400	575,552
EQT Corp.	1,914	169,810
Marathon Oil Corp.	8,742	304,921
Murphy Oil Corp.	2,300	138,736
Newfield Exploration Co.	1,900	52,003	(b)
Noble Energy Inc.	4,600	308,246
Pioneer Natural Resources Co.	1,700	320,960
QEP Resources Inc.	2,400	66,456
Range Resources Corp.	2,000	151,780
Southwestern Energy Co.	4,500	163,710	(b)
WPX Energy Inc.	2,495	48,054	(b)
		5,083,616
Oil & Gas Refining & Marketing—0.5%
Marathon Petroleum Corp.	4,121	265,063
Phillips 66	7,769	449,203
Tesoro Corp.	1,700	74,766
Valero Energy Corp.	6,900	235,635
		1,024,667
Oil & Gas Storage & Transportation—0.5%
Kinder Morgan Inc.	7,984	283,991
Spectra Energy Corp.	8,477	290,168
The Williams Companies Inc.	8,486	308,551
		882,710
Packaged Foods & Meats—1.4%
Campbell Soup Co.	2,315	94,244
ConAgra Foods Inc.	5,068	153,763
General Mills Inc.	7,969	381,874
Hormel Foods Corp.	1,700	71,604
Kellogg Co.	3,090	181,476
Kraft Foods Group Inc.	7,330	384,385
McCormick & Company Inc.	1,600	103,520
Mead Johnson Nutrition Co.	2,550	189,363
Mondelez International Inc.	22,390	703,494
The Hershey Co.	1,861	172,142
The JM Smucker Co.	1,313	137,918
Tyson Foods Inc.	3,800	107,464
		2,681,247
Paper Packaging—0.1%
Bemis Company Inc.	1,362	53,131
MeadWestvaco Corp.	2,100	80,598
Sealed Air Corp.	2,314	62,918
		196,647
Paper Products—0.1%
International Paper Co.	5,575	249,760
Personal Products—0.2%
Avon Products Inc.	5,228	107,697
The Estee Lauder Companies Inc.	3,000	209,700
		317,397
Pharmaceuticals—5.7%
AbbVie Inc.	19,704	881,360
Actavis Inc.	2,177	313,488	(b)
Allergan Inc.	3,755	339,640
Bristol-Myers Squibb Co.	20,418	944,945	(a)
Eli Lilly & Co.	12,543	631,289
Forest Laboratories Inc.	2,918	124,861	(b)
Hospira Inc.	2,139	83,892	(b)
Johnson & Johnson	35,086	3,041,605

Merck & Company Inc.	36,636	1,744,240
Mylan Inc.	4,848	185,048	(b)
Perrigo Co.	1,100	135,718
Pfizer Inc.	83,344	2,392,806
Zoetis Inc.	5,546	172,592
		10,991,484
Property & Casualty Insurance—0.9%
ACE Ltd.	4,300	402,308
Cincinnati Financial Corp.	1,992	93,943
The Allstate Corp.	5,986	302,592	(a)
The Chubb Corp.	3,194	285,096
The Progressive Corp.	6,773	184,429
The Travelers Companies Inc.	4,799	406,811
XL Group PLC	3,500	107,870
		1,783,049
Publishing—0.1%
Gannett Company Inc.	2,570	68,850
News Corp.	6,500	104,390	(b)
The Washington Post Co.	47	28,734
		201,974
Railroads—0.9%
CSX Corp.	12,917	332,484
Kansas City Southern	1,400	153,104
Norfolk Southern Corp.	4,018	310,792
Union Pacific Corp.	5,871	912,001
		1,708,381
Real Estate Services—0.0% *
CBRE Group Inc.	3,600	83,268	(b)
Regional Banks—1.0%
BB&T Corp.	9,000	303,750
Fifth Third Bancorp	11,216	202,337
Huntington Bancshares Inc.	9,934	82,055
KeyCorp	11,728	133,699
M&T Bank Corp.	1,506	168,551
PNC Financial Services Group Inc.	6,566	475,707
Regions Financial Corp.	18,468	171,014
SunTrust Banks Inc.	6,629	214,912
Zions Bancorporation	2,500	68,550
		1,820,575
Research & Consulting Services—0.1%
Equifax Inc.	1,500	89,775
Nielsen Holdings N.V.	2,700	98,415
The Dun & Bradstreet Corp.	500	51,925
		240,115
Residential REITs—0.2%
Apartment Investment & Management Co.	1,831	51,158
AvalonBay Communities Inc.	1,501	190,762
Equity Residential	4,100	219,637
		461,557
Restaurants—1.4%
Chipotle Mexican Grill Inc.	400	171,480	(b)
Darden Restaurants Inc.	1,629	75,407
McDonald’s Corp.	12,590	1,211,284
Starbucks Corp.	9,398	723,364
Yum! Brands Inc.	5,629	401,854
		2,583,389

Retail REITs—0.4%
Kimco Realty Corp.	4,931	99,508
Simon Property Group Inc.	3,837	568,758
The Macerich Co.	1,800	101,592
		769,858
Security & Alarm Services—0.2%
The ADT Corp.	2,650	107,749
Tyco International Ltd.	5,700	199,386
		307,135
Semiconductor Equipment—0.3%
Applied Materials Inc.	15,200	266,608	(a)
KLA-Tencor Corp.	2,200	133,870
Lam Research Corp.	2,125	108,779	(b)
Teradyne Inc.	2,500	41,300	(b)
		550,557
Semiconductors—1.7%
Altera Corp.	4,000	148,640
Analog Devices Inc.	4,000	188,200
Broadcom Corp.	6,562	170,678
First Solar Inc.	910	36,591	(b)
Intel Corp.	62,465	1,431,698	(a)
Linear Technology Corp.	3,000	118,980
LSI Corp.	6,892	53,895
Microchip Technology Inc.	2,500	100,725
Micron Technology Inc.	12,854	224,559	(b)
NVIDIA Corp.	7,100	110,476
Texas Instruments Inc.	13,951	561,807
Xilinx Inc.	3,287	154,029
		3,300,278
Soft Drinks—1.9%
Coca-Cola Enterprises Inc.	3,418	137,438
Dr Pepper Snapple Group Inc.	2,600	116,532
Monster Beverage Corp.	1,700	88,825	(b)
PepsiCo Inc.	19,269	1,531,885	(a)
The Coca-Cola Co.	47,792	1,810,361	(a)
		3,685,041
Specialized Consumer Services—0.1%
H&R Block Inc.	3,692	98,429
Specialized Finance—0.5%
CME Group Inc.	3,905	288,501
IntercontinentalExchange Inc.	900	163,278	(b)
McGraw Hill Financial Inc.	3,494	229,172
Moody’s Corp.	2,484	174,700
NYSE Euronext	3,200	134,336
The NASDAQ OMX Group Inc.	1,700	54,553
		1,044,540
Specialized REITs—0.9%
American Tower Corp.	4,900	363,237
HCP Inc.	5,800	237,510
Healthcare REIT Inc.	3,500	218,330
Host Hotels & Resorts Inc.	9,417	166,399
Plum Creek Timber Company Inc.	2,100	98,343
Public Storage	1,800	288,990
Ventas Inc.	3,600	221,400
Weyerhaeuser Co.	7,067	202,328
		1,796,537
Specialty Chemicals—0.4%
Ecolab Inc.	3,352	331,044
International Flavors & Fragrances Inc.	1,047	86,168

Sigma-Aldrich Corp.	1,504	128,291
The Sherwin-Williams Co.	1,063	193,657
		739,160
Specialty Stores—0.2%
PetSmart Inc.	1,300	99,138
Staples Inc.	8,350	122,327
Tiffany & Co.	1,429	109,490
		330,955
Steel—0.2%
Allegheny Technologies Inc.	1,351	41,233
Cliffs Natural Resources Inc.	1,900	38,950
Nucor Corp.	3,936	192,943
United States Steel Corp.	2,065	42,518
		315,644
Systems Software—2.6%
CA Inc.	4,000	118,680
Microsoft Corp.	93,841	3,125,843	(a)
Oracle Corp.	44,652	1,481,107	(a)
Red Hat Inc.	2,300	106,122	(b)
Symantec Corp.	8,585	212,479
		5,044,231
Thrifts & Mortgage Finance—0.1%
Hudson City Bancorp Inc.	5,300	47,965
People’s United Financial Inc.	4,200	60,396
		108,361
Tires & Rubber—0.0% *
The Goodyear Tire & Rubber Co.	3,419	76,757	(b)
Tobacco—1.6%
Altria Group Inc.	25,053	860,570
Lorillard Inc.	4,633	207,466
Philip Morris International Inc.	20,379	1,764,618
Reynolds American Inc.	4,000	195,120
		3,027,774
Trading Companies & Distributors—0.2%
Fastenal Co.	3,500	175,875
WW Grainger Inc.	782	204,657
		380,532
Trucking—0.0% *
Ryder System Inc.	631	37,671
Wireless Telecommunication Services—0.1%
Crown Castle International Corp.	3,700	270,211	(b)

Total Common Stock (Cost $121,083,506)		186,937,268

Short-Term Investments—2.2%
GE Institutional Money Market Fund—Investment Class
0.00%
(Cost $4,251,660)		4,251,660	(e,f)

Total Investments (Cost $125,335,166)		191,188,928

Other Assets and Liabilities, net—0.1%		114,439

NET ASSETS—100.0%		$191,303,367

Other Information:

The Fund had the following long futures contracts open at September 30, 2013:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Depreciation
S&P 500 Emini Index Futures	December 2013	61	$5,106,615	$(51,545)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	At September 30, 2013, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA’s.

(b)	Non-income producing security.

(c)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s custodian and accounting agent.

(d)	General Electric Co. is the parent company of GEAM, the Fund’s investment adviser.

(e)	Coupon amount represents effective yield.

(f)	GE Asset Management Incorporated (“GEAM”), the investment adviser of the Fund, also serves as investment adviser of the GE Institutional Money Market Fund.

†	Percentages are based on net assets as of September 30, 2013.

*	Less than 0.05%

Abbreviations:

REIT Real	Estate Investment Trust

TBA To	Be Announced

GEI Premier Growth Equity Fund

Schedule of Investments—September 30, 2013 (Unaudited)

Common Stock—95.9%†	Number of Shares	Fair Value
Air Freight & Logistics—2.6%
United Parcel Service Inc.	11,045	$1,009,182
Application Software—2.2%
Intuit Inc.	13,041	864,749
Asset Management & Custody Banks—3.0%
State Street Corp.	17,300	1,137,475	(a)
Biotechnology—7.0%
Alexion Pharmaceuticals Inc.	3,515	408,302	(b)
Amgen Inc.	4,791	536,305
Gilead Sciences Inc.	27,945	1,756,064	(b)
		2,700,671
Broadcasting—2.3%
Discovery Communications Inc.	11,312	883,693	(b)
Cable & Satellite—6.0%
Comcast Corp.	22,356	969,580
Liberty Global PLC	17,965	1,355,100	(b)
		2,324,680
Casinos & Gaming—2.1%
Las Vegas Sands Corp.	11,977	795,512
Communications Equipment—5.8%
Cisco Systems Inc.	23,953	560,979	(c)
Qualcomm Inc.	24,619	1,658,336
		2,219,315
Computer Hardware—3.6%
Apple Inc.	2,928	1,395,924
Computer Storage & Peripherals—3.2%
EMC Corp.	47,906	1,224,477
Data Processing & Outsourced Services—4.4%
Paychex Inc.	13,308	540,837
Visa Inc.	5,988	1,144,307
		1,685,144
Fertilizers & Agricultural Chemicals—3.8%
Monsanto Co.	13,973	1,458,362
Healthcare Equipment—3.5%
Covidien PLC	21,958	1,338,121
Healthcare Services—4.0%
Express Scripts Holding Co.	24,619	1,520,962	(b)
Healthcare Supplies—1.7%
DENTSPLY International Inc.	15,303	664,303
Home Improvement Retail—3.9%
Lowe’s Companies Inc.	31,139	1,482,528
Industrial Machinery—3.7%
Dover Corp.	15,970	1,434,585
Internet Retail—1.5%
Amazon.com Inc.	1,863	582,448	(b)
Internet Software & Services—9.5%
Baidu Inc. ADR	9,315	1,445,502	(b)
eBay Inc.	23,953	1,336,338	(b)
Google Inc.	998	874,158	(b)
		3,655,998

Investment Banking & Brokerage—3.0%
The Charles Schwab Corp.	16,633	351,622
The Goldman Sachs Group Inc.	5,057	800,068
		1,151,690
Oil & Gas Equipment & Services—4.1%
Schlumberger Ltd.	17,965	1,587,387
Oil & Gas Exploration & Production—1.4%
Anadarko Petroleum Corp.	5,722	532,089
Soft Drinks—3.1%
PepsiCo Inc.	14,771	1,174,294
Specialized Finance—4.3%
CME Group Inc.	19,296	1,425,588
McGraw Hill Financial Inc.	3,325	218,087
		1,643,675
Specialized REITs—2.2%
American Tower Corp.	11,311	838,484
Specialty Stores—2.9%
Dick’s Sporting Goods Inc.	20,626	1,101,016
Systems Software—1.1%
Oracle Corp.	12,642	419,335

Total Common Stock (Cost $24,101,500)		36,826,099

Short-Term Investments—4.3%
GE Institutional Money Market Fund—Investment Class
0.00%
(Cost $1,662,021)		1,662,021	(d,e)

Total Investments (Cost $25,763,521)		38,488,120

Liabilities in Excess of Other Assets, net—(0.2)%		(63,264)

NET ASSETS—100.0%		$38,424,856

Other Information:

The Fund had the following long futures contracts open at September 30, 2013:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Depreciation
S&P 500 Emini Index Futures	December 2013	6	$502,290	$(5,087)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s custodian and accounting agent.

(b)	Non-income producing security.

(c)	At September 30, 2013, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA’s.

(d)	Coupon amount represents effective yield.

(e)	GE Asset Management Incorporated (“GEAM”), the investment adviser of the Fund, also serves as investment adviser of the GE Institutional Money Market Fund.

†	Percentages are based on net assets as of September 30, 2013.

Abbreviations:

ADR	American Depository Receipt

REIT	Real Estate Investment Trust

TBA	To Be Announced

GEI Core Value Equity Fund

Schedule of Investments—September 30, 2013 (Unaudited)

Common Stock —94.5%†	Number of Shares	Fair Value
Advertising—1.7%
Omnicom Group Inc.	2,280	$144,643
The Interpublic Group of Companies Inc.	8,097	139,107
		283,750
Aerospace & Defense—3.0%
Honeywell International Inc.	3,537	293,712
The Boeing Co.	1,811	212,793
		506,505
Agricultural Products—1.4%
Archer-Daniels-Midland Co.	6,180	227,671
Asset Management & Custody Banks—2.8%
Ameriprise Financial Inc.	2,962	269,779
Invesco Ltd.	6,095	194,430
		464,209
Auto Parts & Equipment—1.2%
TRW Automotive Holdings Corp.	2,877	205,159	(a)
Automobile Manufacturers—1.6%
Ford Motor Co.	15,557	262,447
Automotive Retail—1.5%
AutoZone Inc.	588	248,565	(a)
Biotechnology—2.0%
Amgen Inc.	2,985	334,141	(b)
Broadcasting—0.7%
CBS Corp.	2,131	117,546
Cable & Satellite—2.3%
Comcast Corp.	8,524	384,859
Commodity Chemicals—1.6%
LyondellBasell Industries N.V.	3,622	265,239
Communications Equipment—4.6%
Cisco Systems Inc.	16,196	379,310
Qualcomm Inc.	5,732	386,108
		765,418
Computer Hardware—1.6%
Apple Inc.	576	274,608
Computer Storage & Peripherals—1.8%
EMC Corp.	11,720	299,563
Construction & Farm Machinery—1.7%
Cummins Inc.	959	127,422
Deere & Co.	1,918	156,106
		283,528
Consumer Finance—1.2%
American Express Co.	2,558	193,180
Department Stores—0.8%
Macy’s Inc.	3,196	138,291
Diversified Chemicals—0.4%
PPG Industries Inc.	426	71,168
Diversified Financial Services—6.0%
Citigroup Inc.	5,754	279,126
JPMorgan Chase & Co.	5,434	280,883
Wells Fargo & Co.	10,783	445,554
		1,005,563

Drug Retail—1.9%
CVS Caremark Corp.	5,604	318,027
Electric Utilities—0.9%
NextEra Energy Inc.	1,918	153,747
Electrical Components & Equipment—0.8%
Eaton Corp. PLC	1,812	124,738
General Merchandise Stores—0.9%
Dollar General Corp.	2,686	151,652	(a)
Healthcare Distributors—1.5%
Cardinal Health Inc.	4,901	255,587
Healthcare Equipment—1.0%
Covidien PLC	640	39,001
Medtronic Inc.	1,535	81,739
Stryker Corp.	639	43,190
		163,930
Healthcare Services—0.8%
Express Scripts Holding Co.	2,024	125,043	(a)
Home Improvement Retail—0.7%
Lowe’s Companies Inc.	2,451	116,692
Household Products—0.5%
Energizer Holdings Inc.	854	77,842
Independent Power Producers & Energy Traders—1.9%
AES Corp.	8,524	113,284
Calpine Corp.	6,606	128,355	(a)
NRG Energy Inc.	2,877	78,628
		320,267
Industrial Machinery—0.1%
Dover Corp.	213	19,134
Integrated Oil & Gas—6.1%
Chevron Corp.	3,196	388,314
Exxon Mobil Corp.	746	64,186	(b)
Hess Corp.	2,983	230,705
Occidental Petroleum Corp.	3,623	338,895
		1,022,100
Integrated Telecommunication Services—1.0%
Verizon Communications Inc.	3,515	164,010
Internet Software & Services—1.6%
Google Inc.	307	268,904	(a)
IT Consulting & Other Services—1.1%
International Business Machines Corp.	959	177,588
Life & Health Insurance—0.9%
Prudential Financial Inc.	1,918	149,566
Life Sciences Tools & Services—0.7%
PerkinElmer Inc.	3,069	115,855
Managed Healthcare—1.9%
UnitedHealth Group Inc.	4,324	309,642
Movies & Entertainment—1.9%
Time Warner Inc.	4,795	315,559
Multi-Line Insurance—2.0%
American International Group Inc.	6,990	339,924
Oil & Gas Equipment & Services—4.2%
Cameron International Corp.	1,022	59,654	(a)
Halliburton Co.	6,606	318,079
Schlumberger Ltd.	3,751	331,438
		709,171
Oil & Gas Exploration & Production—2.7%
Anadarko Petroleum Corp.	1,876	174,449
Marathon Oil Corp.	7,672	267,600
		442,049

Packaged Foods & Meats—1.0%
Mondelez International Inc.	5,327	167,374
Pharmaceuticals—8.2%
Actavis Inc.	426	61,344	(a)
GlaxoSmithKline PLC ADR	2,238	112,281
Johnson & Johnson	5,413	469,253
Merck & Company Inc.	5,476	260,712
Pfizer Inc.	15,982	458,843
		1,362,433
Property & Casualty Insurance—1.7%
ACE Ltd.	3,047	285,077
Railroads—1.6%
CSX Corp.	10,399	267,670
Regional Banks—1.4%
Regions Financial Corp.	25,572	236,797
Research & Consulting Services—0.3%
Nielsen Holdings N.V.	1,194	43,521
Semiconductor Equipment—0.6%
Applied Materials Inc.	5,754	100,925
Semiconductors—0.7%
Analog Devices Inc.	2,642	124,306
Soft Drinks—3.7%
Coca-Cola Enterprises Inc.	6,904	277,610
PepsiCo Inc.	4,369	347,335
		624,945
Specialized REITs—0.4%
American Tower Corp.	959	71,091
Systems Software—1.9%
Microsoft Corp.	5,434	181,006	(b)
Oracle Corp.	4,262	141,371
		322,377

Total Common Stock (Cost $12,518,556)		15,778,953

Exchange Traded Funds—1.5%
Financial Select Sector SPDR Fund	2,466	49,123	(c)
Industrial Select Sector SPDR Fund	4,470	207,274	(b,c)

Total Exchange Traded Funds (Cost $178,288)		256,397

Total Investments in Securities (Cost $12,696,844)		16,035,350

Short-Term Investments—4.1%
GE Institutional Money Market Fund—Investment Class
0.00%
(Cost $689,590)		689,590	(d,e)

Total Investments (Cost $13,386,434)		16,724,940

Liabilities in Excess of Other Assets, net—(0.1)%		(24,047)

NET ASSETS—100.0%		$16,700,893

Other Information:

The Fund had the following long futures contracts open at September 30, 2013:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Depreciation
S&P 500 Emini Index Futures	December 2013	7	$586,005	$(5,935)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.

(b)	At September 30, 2013, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA’s.

(c)	Sponsored by SSgA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund’s custodian and accounting agent.

(d)	Coupon amount represents effective yield.

(e)	GE Asset Management Incorporated (“GEAM”), the investment adviser of the Fund, also serves as investment adviser of the GE Institutional Money Market Fund.

†	Percentages are based on net assets as of September 30, 2013.

Abbreviations:

ADR	American Depository Receipt

REIT	Real Estate Investment Trust

SPDR	Standard and Poor’s Depository Receipts

TBA	To Be Announced

GEI Small-Cap Equity Fund

Schedule of Investments—September 30, 2013 (Unaudited)

Common Stock—95.0%†	Number of Shares	Fair Value
Aerospace & Defense—1.2%
Astronics Corp.	600	$29,826	(a)
Esterline Technologies Corp.	2,839	226,808	(a)
Moog Inc.	540	31,682	(a)
Teledyne Technologies Inc.	2,935	249,269	(a)
Triumph Group Inc.	172	12,078
		549,663
Agricultural Products—0.9%
Darling International Inc.	17,554	371,443	(a)
Fresh Del Monte Produce Inc.	1,459	43,303
		414,746
Air Freight & Logistics—0.3%
Hub Group Inc.	3,800	149,074	(a)
UTi Worldwide Inc.	700	10,577
		159,651
Airlines—0.0% *
Republic Airways Holdings Inc.	1,900	22,610	(a)
Apparel Retail—1.1%
Aeropostale Inc.	9,594	90,184	(a)
American Eagle Outfitters Inc.	3,815	53,372
Express Inc.	3,066	72,327	(a)
Genesco Inc.	1,200	78,696	(a)
Jos A Bank Clothiers Inc.	664	29,189	(a)
The Buckle Inc.	3,625	195,931
		519,699
Apparel, Accessories & Luxury Goods—1.4%
Columbia Sportswear Co.	4,185	252,063
Iconix Brand Group Inc.	12,365	410,765	(a)
Oxford Industries Inc.	403	27,396
		690,224
Application Software—5.7%
ACI Worldwide Inc.	4,554	246,189	(a)
Advent Software Inc.	800	25,400
Blackbaud Inc.	8,700	339,648
Bottomline Technologies Inc.	7,600	211,888	(a)
Guidewire Software Inc.	3,800	179,018	(a)
Jive Software Inc.	5,500	68,750	(a)
NICE Systems Ltd. ADR	3,800	157,206
Pegasystems Inc.	700	27,867
PROS Holdings Inc.	2,900	99,151	(a)
PTC Inc.	10,540	299,652	(a)
QLIK Technologies Inc.	4,800	164,352	(a)
RealPage Inc.	13,600	314,976	(a)
Seachange International Inc.	1,056	12,112	(a)
Solera Holdings Inc.	2,359	124,721
SS&C Technologies Holdings Inc.	8,990	342,519	(a)
TiVo Inc.	2,500	31,100	(a)
Tyler Technologies Inc.	416	36,388	(a)
Verint Systems Inc.	1,350	50,031	(a)
		2,730,968
Asset Management & Custody Banks—0.1%
Virtus Investment Partners Inc.	180	29,275	(a)

Auto Parts & Equipment—0.5%
Dana Holding Corp.	3,959	90,423
Drew Industries Inc.	700	31,878
Modine Manufacturing Co.	2,330	34,088	(a)
Stoneridge Inc.	2,017	21,804	(a)
Tenneco Inc.	600	30,300	(a)
Tower International Inc.	1,091	21,809	(a)
		230,302
Automobile Manufacturers—0.7%
Thor Industries Inc.	5,075	294,553
Winnebago Industries Inc.	1,909	49,558	(a)
		344,111
Automotive Retail—0.6%
America’s Car-Mart Inc.	563	25,397	(a)
CST Brands Inc.	8,500	253,300	(a)
Monro Muffler Brake Inc.	450	20,920
		299,617
Biotechnology—1.4%
Alkermes PLC	700	23,534	(a)
Cepheid Inc.	5,900	230,336	(a)
Cubist Pharmaceuticals Inc.	2,609	165,802	(a)
Emergent Biosolutions Inc.	1,400	26,670	(a)
Genomic Health Inc.	4,400	134,552	(a)
Isis Pharmaceuticals Inc.	900	33,786	(a)
Ligand Pharmaceuticals Inc.	700	30,296	(a)
Myriad Genetics Inc.	900	21,150	(a)
PDL BioPharma Inc.	2,220	17,693
		683,819
Building Products—0.5%
AAON Inc.	690	18,326
AO Smith Corp.	680	30,736
Apogee Enterprises Inc.	871	25,851
Patrick Industries Inc.	1,600	48,080	(a)
PGT Inc.	6,300	62,433	(a)
Universal Forest Products Inc.	1,384	58,267
		243,693
Cable & Satellite—0.1%
Starz	1,000	28,130	(a)
Casinos & Gaming—0.1%
WMS Industries Inc.	1,698	44,063	(a)
Commercial Printing—0.1%
Deluxe Corp.	680	28,329
Commodity Chemicals—0.5%
Axiall Corp.	412	15,570
Koppers Holdings Inc.	5,280	225,192
		240,762
Communications Equipment—0.8%
ADTRAN Inc.	3,619	96,410
ARRIS Group Inc.	3,880	66,193	(a)
Calix Inc.	1,869	23,792	(a)
Ciena Corp.	1,300	32,474	(a)
InterDigital Inc.	500	18,665
NETGEAR Inc.	1,032	31,848	(a)
Plantronics Inc.	1,532	70,549
Riverbed Technology Inc.	2,763	40,312	(a)
		380,243

Computer & Electronics Retail—0.1%
Conn’s Inc.	700	35,028	(a)
hhgregg Inc.	1,509	27,026	(a)
		62,054
Computer Hardware—0.6%
Diebold Inc.	10,495	308,133
Computer Storage & Peripherals—0.1%
Datalink Corp.	3,988	53,918	(a)
Construction & Engineering—2.3%
Chicago Bridge & Iron Company N.V.	5,750	389,677
Dycom Industries Inc.	1,000	27,990	(a)
Granite Construction Inc.	852	26,071
Primoris Services Corp.	4,247	108,171
Quanta Services Inc.	5,915	162,722	(a)
URS Corp.	7,025	377,594
		1,092,225
Construction & Farm Machinery—2.1%
AGCO Corp.	6,625	400,282
Astec Industries Inc.	1,749	62,894
Federal Signal Corp.	1,894	24,376	(a)
Greenbrier Companies Inc.	2,254	55,741	(a)
Lindsay Corp.	548	44,728
Trinity Industries Inc.	8,750	396,813
		984,834
Construction Materials—0.1%
Eagle Materials Inc.	368	26,698
Consumer Electronics—0.0% *
Zagg Inc.	2,900	13,050	(a)
Data Processing & Outsourced Services—2.3%
Broadridge Financial Solutions Inc.	11,000	349,250
Cardtronics Inc.	7,600	281,960	(a)
Global Cash Access Holdings Inc.	22,660	176,975	(a)
MAXIMUS Inc.	760	34,230
WEX Inc.	2,700	236,925	(a)
		1,079,340
Distributors—1.1%
LKQ Corp.	15,837	504,567	(a)
Diversified Capital Markets—0.1%
HFF Inc. REIT	1,282	32,114
Diversified Metals & Mining—0.2%
Compass Minerals International Inc.	1,305	99,532
Diversified REITs—0.3%
Cousins Properties Inc.	4,646	47,807
Investors Real Estate Trust	3,302	27,242
PS Business Parks Inc.	300	22,386
Washington Real Estate Investment Trust	934	23,602
		121,037
Diversified Support Services—0.8%
Healthcare Services Group Inc.	7,620	196,291
Ritchie Bros Auctioneers Inc.	7,500	151,350
UniFirst Corp.	531	55,447
		403,088
Education Services—0.2%
Bridgepoint Education Inc.	1,803	32,526	(a)
DeVry Inc.	1,071	32,730
Grand Canyon Education Inc.	1,000	40,280	(a)
		105,536

Electric Utilities—0.7%
ALLETE Inc.	901	43,518
IDACORP Inc.	5,432	262,909
UNS Energy Corp.	481	22,424
		328,851
Electrical Components & Equipment—1.1%
Brady Corp.	4,700	143,350
Encore Wire Corp.	1,414	55,768
EnerSys Inc.	905	54,870
II-VI Inc.	2,793	52,564	(a)
InvenSense Inc.	1,586	27,945	(a)
Littelfuse Inc.	1,089	85,182
Polypore International Inc.	2,345	96,075	(a)
Regal-Beloit Corp.	412	27,987
		543,741
Electronic Equipment & Instruments—0.5%
MTS Systems Corp.	542	34,878
National Instruments Corp.	6,600	204,138
		239,016
Electronic Manufacturing Services—0.9%
Measurement Specialties Inc.	4,369	236,975	(a)
Methode Electronics Inc.	2,436	68,208
Multi-Fineline Electronix Inc.	1,804	29,261	(a)
Plexus Corp.	1,921	71,461	(a)
		405,905
Environmental & Facilities Services—0.1%
Tetra Tech Inc.	1,376	35,625	(a)
Fertilizers & Agricultural Chemicals—0.7%
Intrepid Potash Inc.	21,390	335,395
Food Distributors—0.3%
Spartan Stores Inc.	5,470	120,668
United Natural Foods Inc.	400	26,888	(a)
		147,556
Food Retail—2.1%
Casey’s General Stores Inc.	4,300	316,050
Harris Teeter Supermarkets Inc.	6,600	324,654
Safeway Inc.	7,205	230,488
SUPERVALU Inc.	3,217	26,476	(a)
The Fresh Market Inc.	2,100	99,351	(a)
		997,019
Footwear—0.9%
Deckers Outdoor Corp.	2,965	195,453	(a)
Wolverine World Wide Inc.	3,800	221,274
		416,727
Forest Products—0.1%
Boise Cascade Co.	1,011	27,246	(a)
Gas Utilities—0.1%
South Jersey Industries Inc.	808	47,333
Healthcare Distributors—0.7%
Owens & Minor Inc.	9,182	317,605
Healthcare Equipment—4.6%
Analogic Corp.	1,340	110,738
Cantel Medical Corp.	762	24,270
Cynosure Inc.	800	18,248	(a)
Exactech Inc.	578	11,647	(a)
Globus Medical Inc.	5,679	99,155	(a)
Hill-Rom Holdings Inc.	9,159	328,167
Integra LifeSciences Holdings Corp.	5,700	229,425	(a)

Invacare Corp.	766	13,229
Masimo Corp.	10,690	284,781
Natus Medical Inc.	1,070	15,173	(a)
NuVasive Inc.	7,700	188,573	(a)
Orthofix International N.V.	976	20,359	(a)
STERIS Corp.	4,800	206,208
Teleflex Inc.	2,600	213,928
Thoratec Corp.	4,345	162,025	(a)
Volcano Corp.	10,400	248,768	(a)
		2,174,694
Healthcare Facilities—0.3%
VCA Antech Inc.	4,800	131,808	(a)
Healthcare Services—1.6%
Air Methods Corp.	2,100	89,460
Bio-Reference Labs Inc.	8,640	258,163	(a)
MEDNAX Inc.	3,495	350,898	(a)
Team Health Holdings Inc.	700	26,558	(a)
The Providence Service Corp.	1,300	37,297	(a)
		762,376
Healthcare Supplies—1.1%
Endologix Inc.	4,124	66,520	(a)
Haemonetics Corp.	4,992	199,081	(a)
Merit Medical Systems Inc.	1,489	18,062	(a)
West Pharmaceutical Services Inc.	5,580	229,617
		513,280
Healthcare Technology—0.7%
Computer Programs & Systems Inc.	1,495	87,457
HMS Holdings Corp.	8,225	176,920	(a)
Medidata Solutions Inc.	300	29,679	(a)
Omnicell Inc.	1,900	44,992	(a)
		339,048
Heavy Electrical Equipment—0.1%
AZZ Inc.	1,440	60,278
Home Building—0.2%
MDC Holdings Inc.	951	28,539
Meritage Homes Corp.	523	22,463	(a)
The Ryland Group Inc.	600	24,324
		75,326
Home Furnishing Retail—0.4%
Aaron’s Inc.	7,743	214,481
Home Furnishings—0.2%
Ethan Allen Interiors Inc.	1,426	39,742
Hooker Furniture Corp.	721	10,779
La-Z-Boy Inc.	1,463	33,225
		83,746
Home Improvement Retail—0.1%
Lumber Liquidators Holdings Inc.	370	39,461	(a)
Housewares & Specialties—0.7%
Jarden Corp.	6,605	319,682	(a)
Human Resource & Employment Services—0.1%
WageWorks Inc.	1,073	54,133	(a)
Industrial Conglomerates—0.5%
Raven Industries Inc.	7,600	248,596
Industrial Machinery—7.8%
Actuant Corp.	10,520	408,597
Altra Holdings Inc.	1,853	49,864
CLARCOR Inc.	5,422	301,084
Columbus McKinnon Corp.	925	22,228	(a)

EnPro Industries Inc.	3,800	228,798	(a)
ESCO Technologies Inc.	2,810	93,376
Harsco Corp.	2,300	57,270
IDEX Corp.	7,250	473,062
Kaydon Corp.	2,900	103,008
LB Foster Co.	838	38,330
Mueller Industries Inc.	4,315	240,216
Mueller Water Products Inc.	3,091	24,697
Nordson Corp.	2,400	176,712
Proto Labs Inc.	694	53,015	(a)
RBC Bearings Inc.	1,900	125,191	(a)
Standex International Corp.	1,000	59,400
The Middleby Corp.	1,150	240,247	(a)
Timken Co.	4,550	274,820
Trimas Corp.	10,004	373,149	(a)
Woodward Inc.	8,840	360,937
		3,704,001
Industrial REITs—0.1%
Rexford Industrial Realty Inc.	1,770	23,913	(a)
STAG Industrial Inc.	2,367	47,624
		71,537
Internet Retail—0.0% *
Orbitz Worldwide Inc.	2,412	23,228	(a)
Internet Software & Services—0.8%
comScore Inc.	1,500	43,455	(a)
Constant Contact Inc.	1,200	28,428	(a)
IntraLinks Holdings Inc.	4,500	39,600	(a)
LogMeIn Inc.	5,600	173,880	(a)
Monster Worldwide Inc.	2,000	8,840	(a)
VistaPrint N.V.	500	28,260	(a)
WebMD Health Corp.	800	22,880	(a)
XO Group Inc.	2,000	25,840	(a)
		371,183
Investment Banking & Brokerage—0.9%
BGC Partners Inc.	2,598	14,679
FXCM Inc.	1,774	35,036
Piper Jaffray Companies Inc.	1,623	55,653	(a)
Raymond James Financial Inc.	7,065	294,398
Stifel Financial Corp.	859	35,408	(a)
		435,174
IT Consulting & Other Services—0.1%
Sapient Corp.	1,900	29,583	(a)
Unisys Corp.	900	22,671	(a)
		52,254
Leisure Products—0.2%
Arctic Cat Inc.	982	56,023
Brunswick Corp.	614	24,505
		80,528
Life & Health Insurance—0.2%
American Equity Investment Life Holding Co.	3,262	69,220
StanCorp Financial Group Inc.	658	36,203
		105,423
Life Sciences Tools & Services—2.3%
Bio-Rad Laboratories Inc.	1,900	223,364	(a)
Bruker Corp.	14,455	298,496	(a)
Cambrex Corp.	2,100	27,720	(a)
Charles River Laboratories International Inc.	598	27,663	(a)
ICON PLC	6,085	249,059	(a)

Luminex Corp.	7,800	156,000	(a)
PAREXEL International Corp.	700	35,161	(a)
Techne Corp.	900	72,054
		1,089,517
Managed Healthcare—1.4%
Centene Corp.	6,495	415,420	(a)
Molina Healthcare Inc.	6,570	233,892	(a)
		649,312
Marine—0.1%
Matson Inc.	944	24,761
Metal & Glass Containers—0.9%
AEP Industries Inc.	394	29,278	(a)
Aptargroup Inc.	3,100	186,403
Greif Inc.	437	21,426
Silgan Holdings Inc.	3,900	183,300
		420,407
Multi-Line Insurance—0.7%
HCC Insurance Holdings Inc.	6,755	296,004
Horace Mann Educators Corp.	735	20,859
		316,863
Multi-Utilities—0.2%
Avista Corp.	1,152	30,413
Black Hills Corp.	876	43,677
		74,090
Office Electronics—0.4%
Zebra Technologies Corp.	4,600	209,438	(a)
Office REITs—1.1%
BioMed Realty Trust Inc.	14,713	273,515
Coresite Realty Corp.	5,614	190,539
DuPont Fabros Technology Inc.	873	22,497
Highwoods Properties Inc.	828	29,237
		515,788
Office Services & Supplies—0.7%
Herman Miller Inc.	4,055	118,325
West Corp.	9,020	199,973
		318,298
Oil & Gas Drilling—0.3%
Pioneer Energy Services Corp.	19,970	149,975	(a)
Oil & Gas Equipment & Services—2.5%
Cal Dive International Inc.	4,019	8,239	(a)
CARBO Ceramics Inc.	4,150	411,307
Dril-Quip Inc.	2,325	266,794	(a)
Forum Energy Technologies Inc.	2,900	78,329	(a)
Hornbeck Offshore Services Inc.	867	49,800	(a)
Key Energy Services Inc.	9,900	72,171	(a)
Mitcham Industries Inc.	1,354	20,703	(a)
Natural Gas Services Group Inc.	716	19,203	(a)
Oil States International Inc.	1,320	136,567	(a)
TETRA Technologies Inc.	9,600	120,288	(a)
		1,183,401
Oil & Gas Exploration & Production—3.0%
Approach Resources Inc.	9,600	252,288	(a)
Bill Barrett Corp.	1,918	48,161	(a)
Bonanza Creek Energy Inc.	922	44,496	(a)
Carrizo Oil & Gas Inc.	413	15,409	(a)
Kodiak Oil & Gas Corp.	4,000	48,240	(a)
Matador Resources Co.	2,131	34,799	(a)
Newfield Exploration Co.	12,025	329,124	(a)

Northern Oil and Gas Inc.	7,600	109,668	(a)
Oasis Petroleum Inc.	530	26,039	(a)
Resolute Energy Corp.	14,200	118,712	(a)
Sanchez Energy Corp.	3,600	95,076	(a)
SM Energy Co.	3,990	307,988
W&T Offshore Inc.	1,150	20,378
		1,450,378
Oil & Gas Refining & Marketing—0.1%
Renewable Energy Group Inc.	2,200	33,330	(a)
Western Refining Inc.	773	23,221
		56,551
Packaged Foods & Meats—2.1%
Lancaster Colony Corp.	3,100	242,699
Sanderson Farms Inc.	4,118	268,658
Snyders-Lance Inc.	6,700	193,295
TreeHouse Foods Inc.	4,800	320,784	(a)
		1,025,436
Paper Packaging—0.8%
Packaging Corporation of America	6,280	358,525
Paper Products—0.2%
KapStone Paper and Packaging Corp.	509	21,785
Neenah Paper Inc.	1,437	56,488
PH Glatfelter Co.	1,111	30,075
		108,348
Personal Products—0.5%
Elizabeth Arden Inc.	4,441	163,962	(a)
Inter Parfums Inc.	80	2,399
Prestige Brands Holdings Inc.	1,000	30,120	(a)
Revlon Inc.	900	24,993	(a)
		221,474
Pharmaceuticals—0.4%
Auxilium Pharmaceuticals Inc.	900	16,407	(a)
Depomed Inc.	3,100	23,188	(a)
Pozen Inc.	3,300	18,909	(a)
Questcor Pharmaceuticals Inc.	900	52,200
Sagent Pharmaceuticals Inc.	1,000	20,400	(a)
Santarus Inc.	1,900	42,883	(a)
Sciclone Pharmaceuticals Inc.	4,800	24,336	(a)
		198,323
Property & Casualty Insurance—2.0%
Allied World Assurance Company Holdings AG	2,800	278,292
American Safety Insurance Holdings Ltd.	807	24,371	(a)
Amtrust Financial Services Inc.	1,900	74,214
Argo Group International Holdings Ltd.	5,319	228,079
Aspen Insurance Holdings Ltd.	5,700	206,853
Employers Holdings Inc.	822	24,446
The Navigators Group Inc.	2,400	138,648	(a)
		974,903
Publishing—0.8%
John Wiley & Sons Inc.	8,430	402,027
Railroads—0.8%
Genesee & Wyoming Inc.	4,300	399,771	(a)
Regional Banks—5.9%
Bank of the Ozarks Inc.	1,127	54,085
BankUnited Inc.	765	23,860
Banner Corp.	959	36,595

Bryn Mawr Bank Corp.	3,500	94,395
Camden National Corp.	390	15,951
Capital Bank Financial Corp.	1,234	27,086	(a)
Cardinal Financial Corp.	909	15,026
CoBiz Financial Inc.	1,121	10,829
Columbia Banking System Inc.	520	12,844
Community Bank System Inc.	3,800	129,656
Cullen Frost Bankers Inc.	2,905	204,948
CVB Financial Corp.	6,000	81,120
East West Bancorp Inc.	1,135	36,263
First Horizon National Corp.	1,727	18,980
Fulton Financial Corp.	11,005	128,538
Glacier Bancorp Inc.	946	23,376
Great Southern Bancorp Inc.	635	17,926
Hancock Holding Co.	559	17,541
Home BancShares Inc.	1,480	44,948
Iberiabank Corp.	2,595	134,603
Independent Bank Corp.	2,100	74,970
Lakeland Financial Corp.	343	11,199
Old National Bancorp	1,166	16,557
PacWest Bancorp	1,781	61,195
Prosperity Bancshares Inc.	7,720	477,405
Southwest BanCorp. Inc.	1,997	29,576	(a)
Sterling Financial Corp.	1,570	44,981
Susquehanna Bancshares Inc.	3,204	40,210
SVB Financial Group	2,860	247,018	(a)
Tristate Capital Holdings Inc.	737	9,500	(a)
UMB Financial Corp.	6,600	358,644
Umpqua Holdings Corp.	1,714	27,801
Union First Market Bankshares Corp.	328	7,665
Washington Trust Bancorp Inc.	3,600	113,148
Westamerica Bancorporation	2,685	133,552
Wintrust Financial Corp.	970	39,838
		2,821,829
Reinsurance—0.7%
Endurance Specialty Holdings Ltd.	5,200	279,344
Maiden Holdings Ltd.	2,966	35,028
Platinum Underwriters Holdings Ltd.	398	23,773
		338,145
Research & Consulting Services—0.4%
Mistras Group Inc.	4,000	68,000	(a)
Resources Connection Inc.	5,760	78,163
RPX Corp.	1,400	24,542	(a)
The Corporate Executive Board Co.	550	39,941
		210,646
Residential REITs—0.4%
Associated Estates Realty Corp.	3,320	49,501
Colonial Properties Trust	1,741	39,155
Education Realty Trust Inc.	7,815	71,117
Sun Communities Inc.	633	26,978
		186,751
Restaurants—1.1%
BJ’s Restaurants Inc.	2,800	80,416	(a)
Cracker Barrel Old Country Store Inc.	2,635	272,038
Texas Roadhouse Inc.	6,080	159,782
		512,236

Retail REITs—0.2%
Acadia Realty Trust	911	22,484
Glimcher Realty Trust	2,258	22,016
Inland Real Estate Corp.	4,502	46,055
Ramco-Gershenson Properties Trust	1,452	22,375
		112,930
Security & Alarm Services—0.6%
The Brink’s Co.	10,175	287,953
Semiconductor Equipment—0.6%
Advanced Energy Industries Inc.	1,100	19,272	(a)
ATMI Inc.	437	11,589	(a)
Cabot Microelectronics Corp.	600	23,112	(a)
MKS Instruments Inc.	644	17,124
Rudolph Technologies Inc.	18,454	210,376	(a)
		281,473
Semiconductors—1.6%
Ambarella Inc.	1,500	29,280	(a)
Cypress Semiconductor Corp.	2,400	22,416	(a)
Diodes Inc.	859	21,045	(a)
Fairchild Semiconductor International Inc.	3,415	47,434	(a)
First Solar Inc.	800	32,168	(a)
Integrated Device Technology Inc.	2,700	25,434	(a)
Microsemi Corp.	12,375	300,094	(a)
RF Micro Devices Inc.	11,303	63,749	(a)
Semtech Corp.	5,841	175,172	(a)
Silicon Image Inc.	3,700	19,758	(a)
Synaptics Inc.	600	26,568	(a)
TriQuint Semiconductor Inc.	1,497	12,171	(a)
		775,289
Specialized Consumer Services—0.0% *
Matthews International Corp.	76	2,894
Specialized Finance—0.1%
MarketAxess Holdings Inc.	400	24,016
NewStar Financial Inc.	1,422	25,980	(a)
		49,996
Specialized REITs—1.2%
Aviv REIT Inc.	1,705	38,874
Hersha Hospitality Trust	8,779	49,075
Omega Healthcare Investors Inc.	9,345	279,135
Potlatch Corp.	600	23,808
Sabra Healthcare REIT Inc.	5,345	122,988
Sovran Self Storage Inc.	379	28,683
Summit Hotel Properties Inc.	4,766	43,800
		586,363
Specialty Chemicals—2.1%
Flotek Industries Inc.	4,498	103,454	(a)
HB Fuller Co.	1,698	76,732
OM Group Inc.	1,138	38,442	(a)
PolyOne Corp.	4,415	135,585
Sensient Technologies Corp.	13,134	628,987
Stepan Co.	38	2,194
		985,394
Steel—0.4%
Commercial Metals Co.	9,895	167,720
Schnitzer Steel Industries Inc.	1,281	35,279
		202,999

Systems Software—1.0%
AVG Technologies N.V.	1,412	33,803	(a)
CommVault Systems Inc.	310	27,227	(a)
FleetMatics Group PLC	1,400	52,570	(a)
Infoblox Inc.	1,103	46,128	(a)
MICROS Systems Inc.	6,200	309,628	(a)
Qualys Inc.	400	8,556	(a)
		477,912
Technology Distributors—0.1%
Electro Rent Corp.	86	1,560
ScanSource Inc.	855	29,583	(a)
Tech Data Corp.	742	37,033	(a)
		68,176
Thrifts & Mortgage Finance—0.1%
Nationstar Mortgage Holdings Inc.	609	34,244	(a)
Washington Federal Inc.	1,248	25,809
		60,053
Trading Companies & Distributors—0.7%
Applied Industrial Technologies Inc.	6,704	345,256
Trucking—1.3%
Landstar System Inc.	2,900	162,342
Marten Transport Ltd.	2,109	36,169
Old Dominion Freight Line Inc.	8,017	368,702	(a)
Swift Transportation Co.	1,636	33,031	(a)
		600,244

Total Common Stock (Cost $34,070,898)		45,282,412

Short-Term Investments—5.2%
GE Institutional Money Market Fund—Investment Class
0.00%
(Cost $2,474,283)		2,474,283	(b,c)

Total Investments (Cost $36,545,181)		47,756,695

Liabilities in Excess of Other Assets, net—(0.2)%		(89,442)

NET ASSETS—100.0%		$47,667,253

Other Information:

The Fund had the following long futures contracts open at September 30, 2013:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
Russell 2000 Mini Index Futures	December 2013	5	$535,700	$7,566

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.

(b)	Coupon amount represents effective yield.

(c)	GE Asset Management Incorporated (“GEAM”), the investment adviser of the Fund, also serves as investment adviser of the GE Institutional Money Market Fund.

†	Percentages are based on net assets as of September 30, 2013.

*	Less than 0.05%

Abbreviations:

ADR	American Depository Receipt

REIT	Real Estate Investment Trust

GEI Income Fund

Schedule of Investments—September 30, 2013 (Unaudited)

Bonds and Notes—96.0%†		Principal Amount	Fair Value
U.S. Treasuries—12.7%
U.S. Treasury Bonds
3.63%	08/15/43	$1,058,100	$1,045,866
4.50%	02/15/36	1,923,300	2,222,614	(a)
U.S. Treasury Notes
0.38%	08/31/15	121,100	121,242
1.50%	08/31/18	601,800	605,796
1.75%	05/15/23	590,600	547,274
			4,542,792
Agency Mortgage Backed—28.9%
Federal Home Loan Mortgage Corp.
2.38%	01/13/22	142,000	138,208	(a)
4.50%	06/01/33 - 02/01/35	13,503	14,403	(a)
5.00%	07/01/35 - 06/01/41	319,708	348,532	(a)
5.50%	05/01/20 - 01/01/38	139,533	151,090	(a)
6.00%	04/01/17 - 11/01/37	329,476	362,495	(a)
6.00%	07/01/19	3,305	3,545
6.50%	02/01/29	174	195	(a)
7.00%	10/01/16 - 08/01/36	54,508	61,975	(a)
7.50%	01/01/30 - 09/01/33	5,590	6,298	(a)
8.00%	11/01/30	13,483	15,551	(a)
8.25%	06/01/26	60,000	81,661	(a,b)
8.50%	04/01/30	8,503	10,238	(a)
Federal National Mortgage Assoc.
2.35%	04/01/37	1,114	1,159	(c)
3.00%	01/01/43	396,209	387,405
3.00%	05/01/43 - 06/01/43	1,071,461	1,047,783	(a)
3.50%	11/01/42	87,904	89,555
3.50%	02/01/43 - 06/01/43	780,693	796,028	(a)
4.00%	05/01/19 - 03/01/41	437,809	459,937	(a)
4.50%	05/01/18 - 04/01/41	1,389,034	1,484,529	(a)
4.50%	10/01/39	6,248	6,670
5.00%	03/01/34 - 06/01/41	480,093	527,372	(a)
5.50%	12/01/13 - 01/01/39	610,762	666,126	(a)
5.50%	05/01/37	18,979	20,755
6.00%	06/01/14 - 07/01/35	680,422	753,553	(a)
6.50%	07/01/17 - 08/01/34	94,489	104,518	(a)
7.00%	03/01/15 - 02/01/34	41,690	46,542	(a)
7.50%	02/01/15 - 12/01/33	40,460	44,848	(a)
8.00%	07/01/15 - 01/01/33	21,881	25,496	(a)
9.00%	12/01/17 - 12/01/22	4,356	4,843	(a)
5.00%	TBA	240,000	260,250	(d)
6.00%	TBA	100,000	109,375	(d)
Government National Mortgage Assoc.
1.63%	02/20/23 - 02/20/26	8,815	9,154	(a,c)
3.00%	06/20/43	158,750	157,144
3.50%	05/20/43	103,425	106,859
4.00%	01/20/41	326,426	346,998	(a)
4.00%	04/20/43	90,903	96,414
4.50%	08/15/33 - 03/20/41	338,503	365,983	(a)
6.00%	04/15/27 - 09/15/36	192,513	215,670	(a)
6.50%	04/15/19 - 08/15/36	93,789	105,543	(a)
7.00%	01/15/28 - 10/15/36	59,636	66,834	(a)

7.50%	11/15/31	492	494	(a)
8.00%	12/15/29	2,452	2,720	(a)
8.50%	10/15/17	4,552	4,827	(a)
9.00%	11/15/16 - 12/15/21	14,003	15,128	(a)
3.00%	TBA	500,000	492,891	(d)
5.00%	TBA	265,000	287,898	(d)
			10,305,492
Agency Collateralized Mortgage Obligations—1.2%
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	862,559	7,917	(a,c,e)
Federal Home Loan Mortgage Corp. REMIC
3.50%	09/15/29 - 10/15/42	584,992	85,121	(e)
4.50%	02/15/18 - 03/15/18	44,673	1,871	(a,e)
5.00%	05/15/18 - 10/15/18	35,527	1,455	(a,e)
5.50%	06/15/33	68,057	9,905	(a,e)
6.42%	08/15/25	107,001	15,705	(c,e)
7.50%	07/15/27	4,799	887	(a,e)
Federal Home Loan Mortgage Corp. STRIPS
2.22%	08/01/27	635	583	(a,f)
8.00%	02/01/23 - 07/01/24	2,242	435	(a,e)
Federal National Mortgage Assoc. REMIC
1.05%	12/25/22	137	133	(a,f)
1.23%	12/25/42	49,963	2,365	(a,c,e)
2.50%	05/25/43	1,931	1,910
3.50%	08/25/42	354,093	52,537	(e)
4.00%	03/25/43	259,641	44,789	(e)
5.00%	08/25/17 - 09/25/40	165,112	17,458	(e)
5.00%	10/25/22 - 02/25/32	17,430	409	(a,e)
5.82%	07/25/38	40,246	5,007	(c,e)
7.00%	09/25/20	344	377	(a)
7.32%	05/25/18	129,224	12,020	(a,c,e)
8.00%	05/25/22	3	71	(a,e)
Federal National Mortgage Assoc. STRIPS
1.78%	12/01/34	62,725	58,358	(a,f)
4.50%	08/01/35 - 01/01/36	80,907	12,507	(a,e)
5.00%	03/25/38 - 05/25/38	49,039	7,452	(a,e)
5.50%	12/01/33	16,702	2,851	(a,e)
6.00%	01/01/35	28,728	5,054	(a,e)
7.50%	11/01/23	13,268	1,997	(a,e)
8.00%	08/01/23 -07/01/24	4,487	824	(a,e)
8.50%	07/25/22	184	26	(a,e)
9.00%	05/25/22	132	26	(a,e)
Government National Mortgage Assoc.
4.50%	10/20/37 - 08/16/39	280,266	33,805	(e)
5.00%	12/20/35	54,463	2,760	(e)
5.00%	10/20/37 - 09/20/38	191,262	21,488	(a,e)
			408,103
Asset Backed—0.3%
Bear Stearns Asset Backed Securities Trust 2006-HE1
0.40%	02/25/36	81,553	80,827	(a,c)
Ford Credit Auto Lease Trust 2013-A
1.28%	06/15/16	20,000	19,815
			100,642
Corporate Notes—42.7%
AAR Corp.
7.25%	01/15/22	44,000	45,870	(g)
ABB Finance USA Inc.
1.63%	05/08/17	41,000	41,050

AbbVie Inc.
1.75%	11/06/17	45,000	44,631
2.00%	11/06/18	54,000	53,022
2.90%	11/06/22	28,000	26,186
Actavis Inc.
3.25%	10/01/22	61,000	57,188
AES Corp.
8.00%	10/15/17	6,000	6,900
AES Panama S.A.
6.35%	12/21/16	50,000	52,013	(a,g)
Agilent Technologies Inc.
5.50%	09/14/15	32,000	34,689	(a)
Agrium Inc.
3.50%	06/01/23	46,000	43,437
4.90%	06/01/43	69,000	62,582
Altria Group Inc.
2.95%	05/02/23	23,000	20,977
4.50%	05/02/43	23,000	19,892
Amazon.com Inc.
1.20%	11/29/17	44,000	42,983
2.50%	11/29/22	44,000	40,100
America Movil SAB de C.V.
2.38%	09/08/16	200,000	203,360
American Axle & Manufacturing Inc.
6.25%	03/15/21	33,000	33,990
7.75%	11/15/19	9,000	10,035
American Express Co.
2.65%	12/02/22	34,000	31,228
American International Group Inc.
3.38%	08/15/20	46,000	46,028
4.88%	06/01/22	24,000	25,746
American Seafoods Group LLC
10.75%	05/15/16	35,000	36,400	(g)
American Tower Corp. (REIT)
3.40%	02/15/19	46,000	45,466
3.50%	01/31/23	23,000	20,189
American Tower Trust I (REIT)
1.55%	03/15/43	72,000	70,201	(g)
Amsted Industries Inc.
8.13%	03/15/18	44,000	46,640	(a,g)
Anadarko Petroleum Corp.
6.20%	03/15/40	51,000	57,159
Anheuser-Busch InBev Finance Inc.
2.63%	01/17/23	21,000	19,557
Anheuser-Busch InBev Worldwide Inc.
2.50%	07/15/22	95,000	87,886
5.38%	11/15/14	29,000	30,567	(a)
Archer-Daniels-Midland Co.
4.02%	04/16/43	35,000	30,782
Arizona Public Service Co.
6.25%	08/01/16	122,000	138,441	(a)
Ascension Health
4.85%	11/15/53	36,000	35,428
Ashland Inc.
3.00%	03/15/16	46,000	46,575
3.88%	04/15/18	44,000	43,450
AT&T Inc.
0.88%	02/13/15	47,000	47,115	(a)
4.35%	06/15/45	98,000	80,894

Atlas Pipeline Finance Corp.
4.75%	11/15/21	18,000	16,268	(g)
Autodesk Inc.
1.95%	12/15/17	40,000	39,206
Banco del Estado de Chile
2.00%	11/09/17	150,000	146,350
Bank of America Corp.
2.00%	01/11/18	56,000	55,073
3.30%	01/11/23	60,000	56,206
3.88%	03/22/17	47,000	49,989
4.10%	07/24/23	65,000	64,596
Barrick Gold Corp.
2.50%	05/01/18	24,000	22,885
4.10%	05/01/23	46,000	40,508
Baxter International Inc.
3.20%	06/15/23	13,000	12,684
Berkshire Hathaway Finance Corp.
3.00%	05/15/22	27,000	26,224
Berkshire Hathaway Inc.
1.55%	02/09/18	49,000	48,531
4.50%	02/11/43	49,000	45,661
BHP Billiton Finance USA Ltd.
2.05%	09/30/18	23,000	23,033
3.85%	09/30/23	23,000	23,176
5.00%	09/30/43	23,000	23,425
Bombardier Inc.
4.25%	01/15/16	19,000	19,713	(g)
7.75%	03/15/20	52,000	58,760	(a,g)
BP Capital Markets PLC
1.38%	05/10/18	69,000	66,935
2.25%	11/01/16	23,000	23,674	(a)
2.50%	11/06/22	99,000	89,559
2.75%	05/10/23	46,000	42,013
Brocade Communications Systems Inc.
4.63%	01/15/23	44,000	40,590	(g)
Burlington Northern Santa Fe LLC
3.85%	09/01/23	46,000	46,120
Calpine Corp.
7.25%	10/15/17	14,000	14,525	(a,g)
Cargill Inc.
6.00%	11/27/17	63,000	72,607	(a,g)
Carnival Corp.
1.20%	02/05/16	49,000	48,692
Case New Holland Inc.
7.88%	12/01/17	31,000	36,037	(a)
Caterpillar Financial Services Corp.
1.25%	11/06/17	31,000	30,427
Caterpillar Inc.
1.50%	06/26/17	60,000	59,676
Catholic Health Initiatives
2.95%	11/01/22	25,000	23,221
4.35%	11/01/42	16,000	14,481
Cedar Fair LP
5.25%	03/15/21	19,000	18,145	(g)
Celgene Corp.
2.30%	08/15/18	23,000	22,989
Central American Bank for Economic Integration
5.38%	09/24/14	70,000	72,668	(a,g)

Cequel Capital Corp.
5.13%	12/15/21	44,000	41,470	(g)
Chesapeake Energy Corp.
3.25%	03/15/16	45,000	45,169
Cigna Corp.
2.75%	11/15/16	47,000	48,820	(a)
4.00%	02/15/22	64,000	65,348
Cincinnati Bell Inc.
8.25%	10/15/17	72,000	75,024
Citigroup Inc.
1.25%	01/15/16	47,000	46,964
1.75%	05/01/18	47,000	45,584
3.50%	05/15/23	56,000	50,534
5.00%	09/15/14	84,000	87,166	(a)
6.68%	09/13/43	36,000	38,768
CityCenter Holdings LLC
7.63%	01/15/16	60,000	62,850	(a)
Cliffs Natural Resources Inc.
4.88%	04/01/21	21,000	19,812
CME Group Inc.
5.30%	09/15/43	23,000	23,725
CNA Financial Corp.
5.88%	08/15/20	38,000	43,822	(a)
CNH Capital LLC
3.88%	11/01/15	28,000	28,840
Cogeco Cable Inc.
4.88%	05/01/20	45,000	42,975	(g)
Columbus International, Inc.
11.50%	11/20/14	100,000	107,500	(g)
Comcast Corp.
4.50%	01/15/43	30,000	28,223
Constellation Brands Inc.
7.25%	09/01/16	45,000	51,187
Corp Andina de Fomento
4.38%	06/15/22	46,000	45,825
Corp Lindley S.A.
4.63%	04/12/23	7,000	6,335	(g)
Corp Nacional del Cobre de Chile
4.25%	07/17/42	29,000	23,891	(g)
5.63%	09/21/35	14,000	14,164	(a,g)
Corporate Office Properties LP (REIT)
3.60%	05/15/23	68,000	61,637
COX Communications Inc.
2.95%	06/30/23	94,000	81,136	(g)
3.25%	12/15/22	16,000	14,208	(g)
4.70%	12/15/42	11,000	8,909	(g)
Crown Castle Towers LLC
6.11%	01/15/40	66,000	74,650	(a,g)
Dana Holding Corp.
5.38%	09/15/21	17,000	16,703
DaVita Healthcare Partners Inc.
6.38%	11/01/18	51,000	53,550	(a)
DCP Midstream Operating LP
3.88%	03/15/23	72,000	65,514
Denbury Resources Inc.
6.38%	08/15/21	45,000	47,812	(a)
8.25%	02/15/20	40,000	43,900	(a)

DENTSPLY International Inc.
2.75%	08/15/16	22,000	22,660
Diageo Capital PLC
1.13%	04/29/18	47,000	45,393
Diageo Investment Corp.
2.88%	05/11/22	76,000	73,113
DigitalGlobe Inc.
5.25%	02/01/21	47,000	44,885	(g)
DIRECTV Holdings LLC
3.80%	03/15/22	58,000	54,134
5.15%	03/15/42	34,000	28,927
Dominion Resources Inc.
1.95%	08/15/16	40,000	40,816	(a)
DPL Inc.
7.25%	10/15/21	55,000	56,237
DR Horton Inc.
4.38%	09/15/22	8,000	7,280
Duke Energy Corp.
1.63%	08/15/17	47,000	46,817
3.05%	08/15/22	21,000	19,873
Eagle Spinco Inc.
4.63%	02/15/21	18,000	17,280	(g)
Eastman Chemical Co.
2.40%	06/01/17	61,000	61,879
Eaton Corp.
1.50%	11/02/17	67,000	66,057	(g)
2.75%	11/02/22	50,000	46,595	(g)
eBay Inc.
1.35%	07/15/17	34,000	33,764
2.60%	07/15/22	25,000	23,244
4.00%	07/15/42	29,000	24,513
Ecopetrol S.A.
7.38%	09/18/43	18,000	19,485
7.63%	07/23/19	10,000	11,825
Edwards Lifesciences Corp.
2.88%	10/15/18	32,000	31,874	(d)
EMC Corp.
1.88%	06/01/18	46,000	45,827
Empresa de Energia de Bogota S.A.
6.13%	11/10/21	10,000	10,225	(g)
Energy Transfer Equity LP
7.50%	10/15/20	39,000	41,730	(a)
Energy Transfer Partners LP
3.60%	02/01/23	86,000	80,108
6.50%	02/01/42	42,000	44,338
Enterprise Products Operating LLC
4.45%	02/15/43	29,000	25,655
Erickson Air-Crane Inc.
8.25%	05/01/20	45,000	44,044	(g)
European Investment Bank
0.88%	12/15/14	100,000	100,727	(a)
4.88%	01/17/17	75,000	84,315	(a)
Exelon Corp.
4.90%	06/15/15	70,000	74,375	(a)
Express Scripts Holding Co.
2.65%	02/15/17	15,000	15,464
3.13%	05/15/16	84,000	87,922	(a)

Flextronics International Ltd.
4.63%	02/15/20	19,000	18,430
Florida Power & Light Co.
4.13%	02/01/42	31,000	29,044	(a)
FMG Resources August 2006 Pty Ltd.
7.00%	11/01/15	17,000	17,510	(g)
Forest Oil Corp.
7.25%	06/15/19	51,000	51,000	(a)
Freeport-McMoRan Copper & Gold Inc.
2.38%	03/15/18	69,000	66,685	(g)
5.45%	03/15/43	60,000	53,779	(g)
Fresenius Medical Care US Finance Inc.
5.75%	02/15/21	30,000	30,825	(a,g)
Frontier Communications Corp.
7.13%	03/15/19	52,000	55,185	(a)
Genworth Holdings Inc.
4.90%	08/15/23	23,000	23,093
7.70%	06/15/20	22,000	25,937
Glencore Funding LLC
2.50%	01/15/19	67,000	62,804	(g)
4.13%	05/30/23	23,000	21,277	(g)
Goldman Sachs Capital I
6.35%	02/15/34	33,000	31,948	(a)
Great Plains Energy Inc.
4.85%	06/01/21	60,000	64,080	(a)
GXS Worldwide Inc.
9.75%	06/15/15	32,000	32,880
Hartford Financial Services Group Inc.
6.63%	03/30/40	32,000	38,299
Hawk Acquisition Sub Inc.
4.25%	10/15/20	44,000	41,965	(g)
HCA Inc.
6.50%	02/15/20	36,000	39,015	(a)
Heineken N.V.
1.40%	10/01/17	46,000	45,225	(g)
Hexion US Finance Corp.
6.63%	04/15/20	56,000	56,000
Hilton Worldwide Finance LLC
5.63%	10/15/21	44,000	44,110	(d,g)
Host Hotels & Resorts LP (REIT)
3.75%	10/15/23	59,000	54,613
Hughes Satellite Systems Corp.
6.50%	06/15/19	28,000	29,610	(a)
Huntsman International LLC
4.88%	11/15/20	46,000	43,585
Hyundai Capital America
1.63%	10/02/15	46,000	46,074	(g)
2.13%	10/02/17	23,000	22,943	(g)
iGATE Corp.
9.00%	05/01/16	46,000	49,335
Industry & Construction Bank St Petersburg OJSC Via
5.01%	09/29/15	100,000	102,000	(c)
ING U.S. Inc.
5.70%	07/15/43	42,000	41,688	(g)
Ingersoll-Rand Global Holding Company Ltd.
2.88%	01/15/19	24,000	23,924	(g)
4.25%	06/15/23	33,000	32,772	(g)

Ingles Markets Inc.
5.75%	06/15/23	88,000	84,920	(g)
Invesco Finance PLC
3.13%	11/30/22	67,000	62,211
JB Poindexter & Company Inc.
9.00%	04/01/22	13,000	13,650	(g)
Jefferies Group Inc.
5.13%	01/20/23	15,000	15,118
6.50%	01/20/43	16,000	15,829
John Deere Capital Corp.
3.15%	10/15/21	26,000	25,932
JPMorgan Chase & Co.
3.20%	01/25/23	98,000	91,681
3.38%	05/01/23	23,000	20,858
5.15%	12/29/49	24,000	21,000	(c)
5.63%	08/16/43	23,000	22,844
6.00%	12/29/49	23,000	21,563	(c)
KFW
2.00%	10/04/22	115,000	106,965
4.50%	07/16/18	85,000	96,373	(a)
Kinder Morgan Energy Partners LP
2.65%	02/01/19	23,000	22,842
3.50%	09/01/23	57,000	53,143
4.15%	02/01/24	69,000	67,705
Kinross Gold Corp.
6.88%	09/01/41	33,000	28,968
Korea National Oil Corp.
2.88%	11/09/15	100,000	102,884	(a,g)
Kraft Foods Group Inc.
1.63%	06/04/15	25,000	25,390
2.25%	06/05/17	53,000	54,053
5.00%	06/04/42	45,000	44,578
Kratos Defense & Security Solutions Inc.
10.00%	06/01/17	79,000	85,912
Liberty Mutual Group Inc.
4.25%	06/15/23	48,000	46,815	(g)
Linn Energy LLC
6.75%	11/01/19	49,000	46,182	(g)
8.63%	04/15/20	42,000	43,417	(a)
Lowe’s Companies Inc.
5.00%	09/15/43	23,000	23,170
LYB International Finance BV
4.00%	07/15/23	23,000	22,802
5.25%	07/15/43	24,000	23,601
Majapahit Holding BV
7.25%	06/28/17	100,000	109,750	(g)
Marsh & McLennan Companies Inc.
4.05%	10/15/23	32,000	32,084
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	20,000	16,695
Merck & Company Inc.
2.80%	05/18/23	69,000	65,258
4.15%	05/18/43	27,000	24,995
Microsoft Corp.
2.38%	05/01/23	94,000	85,260
MidAmerican Energy Holdings Co.
6.13%	04/01/36	115,000	128,650	(a)

Morgan Stanley
2.13%	04/25/18	26,000	25,341
4.75%	03/22/17	32,000	34,551
4.88%	11/01/22	67,000	67,035
5.55%	04/27/17	100,000	110,814
Mylan Inc.
2.60%	06/24/18	83,000	82,853	(g)
7.88%	07/15/20	70,000	79,875	(a,g)
Nabors Industries Inc.
5.10%	09/15/23	34,000	34,537	(g)
National Agricultural Cooperative Federation
4.25%	01/28/16	100,000	105,575	(a,g)
Nationwide Financial Services Inc.
5.38%	03/25/21	46,000	49,233	(g)
NCL Corp. Ltd.
5.00%	02/15/18	26,000	25,935	(g)
Newfield Exploration Co.
5.63%	07/01/24	10,000	9,675
5.75%	01/30/22	51,000	50,872	(a)
News America Inc.
4.00%	10/01/23	18,000	18,019	(g)
5.40%	10/01/43	11,000	11,013	(g)
6.65%	11/15/37	30,000	34,086	(a)
Nexen Inc.
6.40%	05/15/37	31,000	34,000
NextEra Energy Capital Holdings Inc.
2.60%	09/01/15	78,000	80,319	(a)
Nomura Holdings Inc.
2.00%	09/13/16	58,000	58,175
Northeast Utilities
1.45%	05/01/18	46,000	44,820
Northrop Grumman Corp.
1.75%	06/01/18	44,000	43,185
4.75%	06/01/43	23,000	21,701
Novartis Capital Corp.
2.40%	09/21/22	55,000	51,237
NYSE Euronext
2.00%	10/05/17	69,000	69,080
Omnicom Group Inc.
3.63%	05/01/22	44,000	42,201
Oracle Corp.
1.20%	10/15/17	75,000	73,660
3.63%	07/15/23	33,000	32,912
Pacific Gas & Electric Co.
6.05%	03/01/34	24,000	26,701	(a)
Pacific Rubiales Energy Corp.
5.13%	03/28/23	100,000	89,625	(g)
PacifiCorp
6.25%	10/15/37	2,000	2,420
Petrobras Global Finance BV
3.00%	01/15/19	23,000	21,630
Petrobras International Finance Co.
3.50%	02/06/17	76,000	77,174	(a)
3.88%	01/27/16	25,000	25,795	(a)
Petroleos Mexicanos
3.50%	07/18/18 - 01/30/23	97,000	93,347
4.88%	01/18/24	25,000	25,000
5.50%	01/21/21	18,000	19,260

Philip Morris International Inc.
2.50%	05/16/16	60,000	62,299	(a)
4.13%	03/04/43	24,000	21,213
Plains Exploration & Production Co.
6.50%	11/15/20	25,000	26,823
Power Sector Assets & Liabilities Management Corp.
7.39%	12/02/24	100,000	120,000	(a,g)
Prudential Financial Inc.
5.20%	03/15/44	4,000	3,628	(c)
5.63%	05/12/41	28,000	29,895	(a)
5.63%	06/15/43	16,000	15,070	(c)
Public Service Electric & Gas Co.
2.38%	05/15/23	69,000	63,200
Range Resources Corp.
5.75%	06/01/21	51,000	53,550	(a)
Realty Income Corp. (REIT)
4.65%	08/01/23	47,000	47,661
Revlon Consumer Products Corp.
5.75%	02/15/21	112,000	107,800	(g)
Rockies Express Pipeline LLC
3.90%	04/15/15	13,000	12,935	(g)
Rogers Communications Inc.
5.45%	10/01/43	36,000	35,675	(d)
Roper Industries Inc.
2.05%	10/01/18	69,000	67,679
Rowan Companies Inc.
5.40%	12/01/42	29,000	26,203
Royal Bank of Canada
1.20%	09/19/18	81,000	80,039
RSI Home Products Inc.
6.88%	03/01/18	46,000	47,495	(g)
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
7.75%	05/29/18	100,000	112,500	(g)
Santander Holdings USA Inc.
3.45%	08/27/18	46,000	46,979
SCF Capital Ltd.
5.38%	10/27/17	200,000	202,180	(g)
Schlumberger Investment S.A.
2.40%	08/01/22	70,000	64,309	(g)
Seagate HDD Cayman
4.75%	06/01/23	17,000	16,363	(g)
7.00%	11/01/21	5,000	5,550
Service Corporation International
4.50%	11/15/20	31,000	29,450
Shell International Finance BV
3.40%	08/12/23	69,000	68,216
Sinochem Overseas Capital Company Ltd.
4.50%	11/12/20	100,000	100,496	(g)
Sprint Corp.
7.25%	09/15/21	25,000	25,250	(g)
Talisman Energy Inc.
6.25%	02/01/38	43,000	43,578
Teck Resources Ltd.
5.40%	02/01/43	35,000	30,590
Telefonica Emisiones SAU
3.19%	04/27/18	150,000	148,003
Tenet Healthcare Corp.
4.75%	06/01/20	17,000	16,363

Textron Inc.
6.20%	03/15/15	40,000	42,731	(a)
The Allstate Corp.
5.75%	08/15/53	25,000	24,375	(c)
The Bank of New York Mellon Corp.
4.50%	12/29/49	71,000	61,415	(c)
The Coca-Cola Co.
3.30%	09/01/21	63,000	64,467	(a)
The Gap Inc.
5.95%	04/12/21	28,000	31,024
The Goldman Sachs Group Inc.
2.38%	01/22/18	58,000	57,589
2.90%	07/19/18	70,000	70,562
3.63%	01/22/23	45,000	43,032
6.75%	10/01/37	49,000	51,138
The Home Depot Inc.
2.25%	09/10/18	69,000	69,731
3.75%	02/15/24	23,000	23,277
4.88%	02/15/44	23,000	23,192
The Korea Development Bank
3.25%	03/09/16	100,000	103,886	(a)
The McClatchy Co.
9.00%	12/15/22	28,000	29,540
The Potomac Edison Co.
5.35%	11/15/14	95,000	99,713	(a)
The Southern Co.
2.45%	09/01/18	55,000	55,535
The Williams Companies Inc.
3.70%	01/15/23	83,000	74,960
Time Warner Cable Inc.
4.50%	09/15/42	31,000	22,666
Tops Holding Corp.
8.88%	12/15/17	45,000	49,275	(g)
Total Capital Canada Ltd.
1.45%	01/15/18	47,000	46,375
Total Capital International S.A.
1.55%	06/28/17	125,000	125,636
Transocean Inc.
3.80%	10/15/22	19,000	17,890
6.50%	11/15/20	12,000	13,395
tw telecom holdings inc.
6.38%	09/01/23	17,000	16,915	(g)
U.S. Bancorp
3.44%	02/01/16	76,000	79,427
Unit Corp.
6.63%	05/15/21	47,000	48,175
United Rentals North America Inc.
5.75%	07/15/18	46,000	48,300
Vail Resorts Inc.
6.50%	05/01/19	80,000	84,800	(a)
Valeant Pharmaceuticals International
6.38%	10/15/20	27,000	28,080	(g)
Valero Energy Corp.
6.63%	06/15/37	20,000	21,723
Verizon Communications Inc.
2.45%	11/01/22	46,000	40,787
3.65%	09/14/18	46,000	48,470
5.15%	09/15/23	46,000	49,302
6.55%	09/15/43	32,000	36,126

Viacom Inc.
2.50%	12/15/16	53,000	54,308	(a)
5.85%	09/01/43	23,000	23,414
Viasystems Inc.
7.88%	05/01/19	47,000	49,937	(g)
Wal-Mart Stores Inc.
1.95%	12/15/18	46,000	45,909	(d)
Weatherford International Ltd.
4.50%	04/15/22	40,000	39,588	(a)
5.95%	04/15/42	42,000	40,213	(a)
6.75%	09/15/40	12,000	12,422
WellPoint Inc.
5.10%	01/15/44	46,000	44,808
Wells Fargo & Co.
1.25%	07/20/16	49,000	49,022
3.45%	02/13/23	83,000	77,685
Windstream Corp.
6.38%	08/01/23	47,000	43,005
Woodside Finance Ltd.
4.50%	11/10/14	95,000	98,316	(a,g)
WPX Energy Inc.
5.25%	01/15/17	46,000	48,530
Wynn Las Vegas LLC
5.38%	03/15/22	24,000	24,120
Xstrata Finance Canada Ltd.
2.70%	10/25/17	45,000	44,755	(g)
5.80%	11/15/16	58,873	64,314	(a,g)
Zoetis Inc.
1.15%	02/01/16	25,000	25,101	(g)
1.88%	02/01/18	24,000	23,758	(g)
3.25%	02/01/23	40,000	38,081	(g)
			15,218,876
Non-Agency Collateralized Mortgage Obligations—6.8%
Banc of America Commercial Mortgage Trust 2006-4
5.68%	07/10/46	20,000	21,968
Banc of America Commercial Mortgage Trust 2007-1
5.48%	01/15/49	100,000	104,508	(c)
Banc of America Commercial Mortgage Trust 2007-4
5.93%	02/10/51	30,000	33,538	(a,c)
Banc of America Commercial Mortgage Trust 2008-1
6.40%	02/10/51	30,000	34,339	(a,c)
Banc of America Merrill Lynch Commercial Mortgage Inc. 2005-1
5.46%	11/10/42	40,000	42,318	(c)
Banc of America Merrill Lynch Commercial Mortgage Inc. 2005-6
5.36%	09/10/47	55,000	58,862	(a,c)
Bear Stearns Commercial Mortgage Securities Trust 2005-T18
4.93%	02/13/42	57,703	60,121	(a,c)
Bear Stearns Commercial Mortgage Securities Trust 2006-T22
5.76%	04/12/38	60,000	64,816	(a,c)
5.76%	04/12/38	25,000	27,007	(c)
Bear Stearns Commercial Mortgage Securities Trust 2007-PW17
5.92%	06/11/50	60,000	67,699	(c)
Bear Stearns Commercial Mortgage Securities Trust 2007-PW18
6.09%	06/11/50	50,000	54,899	(c)
Citigroup Commercial Mortgage Trust 2006-C5
5.48%	10/15/49	30,000	28,817	(a)
COMM 2005-LP5 Mortgage Trust
4.98%	05/10/43	30,000	31,515	(a,c)

COMM 2006-C8 Mortgage Trust
5.35%	12/10/46	60,000	65,769
Commercial Mortgage Trust 2007-GG9
5.48%	03/10/39	125,000	131,109
Credit Suisse Commercial Mortgage Trust 2006-C5
5.34%	12/15/39	30,000	31,805
Credit Suisse First Boston Mortgage Securities Corp. 2005-9
5.25%	10/25/35	44,822	380	(c)
GS Mortgage Securities Corp. II 2013-KYO
2.78%	11/08/29	30,000	29,702	(c,g)
GS Mortgage Securities Trust 2006-GG8
5.59%	11/10/39	90,000	97,514
GS Mortgage Securities Trust 2011-GC5
3.00%	08/10/44	60,000	62,617	(a)
5.47%	08/10/44	20,000	21,796	(c,g)
JP Morgan Chase Commercial Mortgage Securities Trust 2005-CB11
5.34%	08/12/37	79,197	82,819	(a,c)
JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP1
5.04%	03/15/46	30,000	31,188	(a,c)
JP Morgan Chase Commercial Mortgage Securities Trust 2007-CB18
5.44%	06/12/47	120,000	132,566	(a)
JP Morgan Chase Commercial Mortgage Securities Trust 2007-CB20
5.79%	02/12/51	50,000	56,454	(a,c)
JP Morgan Chase Commercial Mortgage Securities Trust 2007-LD11
6.00%	06/15/49	90,000	101,227	(c)
JP Morgan Chase Commercial Mortgage Securities Trust 2012-CBX
4.27%	06/15/45	30,000	30,938
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.16%	07/15/45	15,000	15,075	(c)
LB Commercial Mortgage Trust 2007-C3
6.08%	07/15/44	50,000	55,639	(c)
LB-UBS Commercial Mortgage Trust 2006-C1
5.16%	02/15/31	70,000	75,266	(a)
LB-UBS Commercial Mortgage Trust 2006-C4
6.05%	06/15/38	20,000	22,011	(c)
MASTR Alternative Loan Trust 2003-5
5.00%	08/25/18	37,917	3,345	(a,e)
ML-CFC Commercial Mortgage Trust 2006-3
5.46%	07/12/46	75,000	81,553	(c)
5.49%	07/12/46	25,000	24,130	(c)
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10
4.22%	07/15/46	40,000	40,135	(c)
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8
4.31%	12/15/48	30,000	24,839	(c,g)
Morgan Stanley Capital I Trust 2005-T17
4.84%	12/13/41	75,000	77,561	(c)
Morgan Stanley Capital I Trust 2006-IQ11
5.85%	10/15/42	50,000	46,151	(a,c)
Morgan Stanley Capital I Trust 2006-T21
5.27%	10/12/52	40,000	42,858	(c)
Morgan Stanley Capital I Trust 2006-T23
5.99%	08/12/41	30,000	33,193	(c)
Morgan Stanley Capital I Trust 2007-IQ16
6.29%	12/12/49	50,000	56,194	(c)
Morgan Stanley Capital I Trust 2008-T29
6.46%	01/11/43	45,000	51,070	(a,c)
Wachovia Bank Commercial Mortgage Trust 2006-C23
5.47%	01/15/45	70,000	75,874	(a,c)

Wachovia Bank Commercial Mortgage Trust 2006-C28
5.60%	10/15/48	85,000	91,889	(c)
Wachovia Bank Commercial Mortgage Trust 2006-C29
5.34%	11/15/48	50,000	55,107
WFRBS Commercial Mortgage Trust 2011-C4
5.42%	06/15/44	25,000	24,898	(c,g)
WFRBS Commercial Mortgage Trust 2013-C16
4.99%	07/15/46	30,000	25,458	(c,g)
			2,428,537
Sovereign Bonds—2.7%
Government of Chile
3.63%	10/30/42	18,000	14,625
Government of Dominican Republic
7.50%	05/06/21	100,000	106,625	(a,g)
Government of El Salvador
7.65%	06/15/35	20,000	20,300	(a,g)
Government of Hungary
4.13%	02/19/18	18,000	17,820
6.25%	01/29/20	7,000	7,473
7.63%	03/29/41	2,000	2,140
Government of Mexico
4.75%	03/08/44	32,000	28,960	(a)
5.75%	10/12/49	10,000	9,400
6.05%	01/11/40	18,000	19,683	(a)
Government of Panama
4.30%	04/29/53	14,000	10,815
6.70%	01/26/36	21,000	23,992	(a)
Government of Peru
6.55%	03/14/37	41,000	48,482	(a)
Government of Philippines
6.38%	01/15/32	200,000	234,250
Government of Poland
3.00%	03/17/23	25,000	22,900
5.00%	03/23/22	50,000	53,775
6.38%	07/15/19	7,000	8,169
Government of Romania
4.38%	08/22/23	14,000	13,388	(g)
6.75%	02/07/22	20,000	22,804	(a,g)
Government of South Africa
5.88%	09/16/25	30,000	31,537
Government of Sri Lanka
6.25%	10/04/20	100,000	96,875	(g)
Government of Turkey
6.88%	03/17/36	110,000	116,902
Government of Uruguay
4.50%	08/14/24	26,113	26,505
6.88%	09/28/25	17,355	20,219
Russian Foreign Bond—Eurobond
7.50%	03/31/30	7,274	8,572
			966,211
Municipal Bonds and Notes—0.7%
American Municipal Power Inc.
6.27%	02/15/50	25,000	25,738	(a)
Denver City & County School District No 1
4.24%	12/15/37	40,000	36,672
Municipal Electric Authority of Georgia
6.64%	04/01/57	48,000	49,639	(a)

New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	15,000	16,211
Port Authority of New York & New Jersey
4.46%	10/01/62	60,000	50,714
South Carolina State Public Service Authority
6.45%	01/01/50	30,000	32,711	(a)
State of California
5.70%	11/01/21	40,000	45,591	(a)
			257,276
FNMA—0.0%*
Lehman TBA
5.50%	TBA	83,122	—	(**,h,i)

Total Bonds and Notes (Cost $34,466,828)			34,227,929

Domestic Equity—0.1%
Preferred Stock—0.1%
Wells Fargo & Co. (Cost $46,500)		1,860	44,398

Total Investments in Securities (Cost $34,513,328)			34,272,327

Short-Term Investments—6.7%
GE Institutional Money Market Fund—Investment Class
0.00%
(Cost $2,397,189)			2,397,189	(j,k)

Total Investments (Cost $36,910,517)			36,669,516

Liabilities in Excess of Other Assets, net—(2.8)%			(996,194)

NET ASSETS—100.0%			$35,673,322

Other Information:

The Fund had the following long futures contracts open at September 30, 2013:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
2 Yr. U.S. Treasury Notes Futures	December 2013	5	$1,101,328	$2,739
5 Yr. U.S. Treasury Notes Futures	December 2013	37	4,478,735	52,527

				$55,266

The Fund had the following short futures contracts open at September 30, 2013:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Depreciation
Ultra Long-Term U.S. Treasury Bond Futures	December 2013	11	$(1,563,031)	$(14,868)
10 Yr. U.S. Treasury Notes Futures	December 2013	31	(3,918,110)	(47,272)
30 Yr. U.S. Treasury Bond Futures	December 2013	9	(1,200,375)	(18,708)

				$(80,848)

				$(25,582)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	At September 30, 2013, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA’s.

(b)	Step coupon bond.

(c)	Variable or floating rate security. The stated rate represents the rate at September 30, 2013.

(d)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(e)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(f)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(g)	Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013, these securities amounted to $4,295,716 or 12.04% of the net assets of the GE Investment Income Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Trustees.

(h)	Security is in default.

(i)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Board of Trustees.

(j)	Coupon amount represents effective yield.

(k)	GE Asset Management Incorporated (“GEAM”), the investment adviser of the Fund, also serves as investment adviser of the GE Institutional Money Market Fund.

†	Percentages are based on net assets as of September 30, 2013.

*	Less than 0.05%

**	Amount is less than $0.50.

Abbreviations:

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

STRIPS	Separate Trading of Registered Interest and Principal of Security

TBA	To Be Announced

GEI Total Return Fund

Schedule of Investments—September 30, 2013 (Unaudited)

Domestic Equity—39.7%†	Number of Shares	Fair Value
Common Stock—39.7%
Advertising—0.1%
Digital Generation Inc.	847	$10,952	(a)
Harte-Hanks Inc.	1,497	13,218
Lamar Advertising Co.	2,654	124,818	(a)
MDC Partners Inc.	911	25,490
National CineMedia Inc.	2,167	40,870
Omnicom Group Inc.	17,890	1,134,941
ReachLocal Inc.	487	5,800	(a)
The Interpublic Group of Companies Inc.	29,208	501,793
		1,857,882
Aerospace & Defense—1.0%
AAR Corp.	1,461	39,929
Aerovironment Inc.	783	18,087	(a)
Alliant Techsystems Inc.	1,303	127,121
American Science & Engineering Inc.	282	17,007
API Technologies Corp.	1,521	4,457	(a)
Astronics Corp.	428	21,276	(a)
B/E Aerospace Inc.	4,007	295,797	(a)
Cubic Corp.	725	38,918
Curtiss-Wright Corp.	1,800	84,528
DigitalGlobe Inc.	2,898	91,635	(a)
Ducommun Inc.	398	11,415	(a)
Engility Holdings Inc.	685	21,735	(a)
Erickson Air-Crane Inc.	278	4,353	(a)
Esterline Technologies Corp.	2,490	198,926	(a)
Exelis Inc.	7,665	120,417
GenCorp Inc.	2,358	37,799	(a)
General Dynamics Corp.	23,116	2,023,112
HEICO Corp.	2,041	138,257
Honeywell International Inc.	54,579	4,532,240
Huntington Ingalls Industries Inc.	2,026	136,552
Innovative Solutions & Support Inc.	736	5,859
Kratos Defense & Security Solutions Inc.	1,875	15,525	(a)
L-3 Communications Holdings Inc.	6,234	589,113
LMI Aerospace Inc.	375	5,010	(a)
Lockheed Martin Corp.	18,749	2,391,435
Moog Inc.	1,756	103,025	(a)
National Presto Industries Inc.	196	13,800
Northrop Grumman Corp.	16,009	1,525,017
Orbital Sciences Corp.	2,271	48,100	(a)
Precision Castparts Corp.	10,122	2,300,123
Raytheon Co.	22,430	1,728,680
Rockwell Collins Inc.	9,394	637,477
Sparton Corp.	327	8,339	(a)
Taser International Inc.	1,884	28,090	(a)
Teledyne Technologies Inc.	1,385	117,628	(a)
Textron Inc.	19,519	538,920
The Boeing Co.	48,267	5,671,372
The KEYW Holding Corp.	1,108	14,903	(a)
Triumph Group Inc.	2,117	148,656
United Technologies Corp.	58,699	6,328,926
		30,183,559

Agricultural Products—0.1%
Alico Inc.	152	6,258
Archer-Daniels-Midland Co.	45,848	1,689,040
Darling International Inc.	4,558	96,447	(a)
Fresh Del Monte Produce Inc.	1,437	42,650
Griffin Land & Nurseries Inc.	124	3,981
Ingredion Inc.	3,155	208,766
Limoneira Co.	381	9,784
		2,056,926
Air Freight & Logistics—0.3%
Air Transport Services Group Inc.	1,842	13,797	(a)
Atlas Air Worldwide Holdings Inc.	977	45,049	(a)
CH Robinson Worldwide Inc.	11,090	660,520
Echo Global Logistics Inc.	594	12,438	(a)
Expeditors International of Washington Inc.	14,361	632,746
FedEx Corp.	20,666	2,358,197
Forward Air Corp.	1,165	47,008
Hub Group Inc.	1,417	55,589	(a)
Pacer International Inc.	1,000	6,190	(a)
Park-Ohio Holdings Corp.	394	15,138	(a)
United Parcel Service Inc.	50,242	4,590,612
UTi Worldwide Inc.	7,186	108,580
XPO Logistics Inc.	1,072	23,230	(a)
		8,569,094
Airlines—0.1%
Alaska Air Group Inc.	2,841	177,904
Allegiant Travel Co.	584	61,530
Delta Air Lines Inc.	59,675	1,407,733
Hawaiian Holdings Inc.	1,702	12,663	(a)
JetBlue Airways Corp.	17,961	119,620	(a)
Republic Airways Holdings Inc.	1,809	21,527	(a)
SkyWest Inc.	1,907	27,690
Southwest Airlines Co.	49,134	715,391
Spirit Airlines Inc.	2,293	78,581	(a)
US Airways Group Inc.	7,323	138,844	(a)
		2,761,483
Airport Services—0.0% *
Wesco Aircraft Holdings Inc.	1,533	32,086	(a)
Alternative Carriers—0.0% *
8x8 Inc.	2,730	27,491	(a)
Cogent Communications Group Inc.	1,780	57,405
inContact Inc.	1,963	16,234	(a)
Inteliquent Inc.	1,048	10,124
Iridium Communications Inc.	2,715	18,679	(a)
Lumos Networks Corp.	584	12,655
magicJack VocalTec Ltd.	685	8,816	(a)
ORBCOMM Inc.	1,704	8,980	(a)
Premiere Global Services Inc.	1,759	17,520	(a)
Straight Path Communications Inc.	333	1,751	(a)
Towerstream Corp.	2,314	6,618	(a)
tw telecom Inc.	5,927	177,010	(a)
		363,283
Aluminum—0.0% *
Alcoa Inc.	74,420	604,290
Century Aluminum Co.	1,852	14,909	(a)
Kaiser Aluminum Corp.	716	51,015
Noranda Aluminum Holding Corp.	1,619	3,983
		674,197

Apparel Retail—0.3%
Abercrombie & Fitch Co.	5,437	192,307
Aeropostale Inc.	6,239	58,647	(a)
American Eagle Outfitters Inc.	6,905	96,601
ANN Inc.	3,703	134,123	(a)
Ascena Retail Group Inc.	5,185	103,337	(a)
bebe stores Inc.	1,010	6,151
Body Central Corp.	706	4,307	(a)
Brown Shoe Company Inc.	1,660	38,960
Chico’s FAS Inc.	6,547	109,073
Christopher & Banks Corp.	1,436	10,354	(a)
Citi Trends Inc.	652	11,397	(a)
Destination Maternity Corp.	445	14,151
Destination XL Group Inc.	1,280	8,282	(a)
Express Inc.	3,301	77,871	(a)
Foot Locker Inc.	6,042	205,065
Francesca’s Holdings Corp.	1,682	31,352	(a)
Genesco Inc.	934	61,252	(a)
Guess? Inc.	2,421	72,267
Jos A Bank Clothiers Inc.	1,077	47,345	(a)
L Brands Inc.	16,941	1,035,095
New York & Company Inc.	1,362	7,872	(a)
Pacific Sunwear of California Inc.	1,667	5,001	(a)
Ross Stores Inc.	15,073	1,097,314
rue21 Inc.	557	22,469	(a)
Shoe Carnival Inc.	633	17,097
Stage Stores Inc.	1,224	23,501
Stein Mart Inc.	917	12,581
The Buckle Inc.	998	53,942
The Cato Corp.	1,041	29,127
The Children’s Place Retail Stores Inc.	893	51,669	(a)
The Finish Line Inc.	1,894	47,104
The Gap Inc.	19,190	772,973
The Men’s Wearhouse Inc.	1,963	66,840
The Wet Seal Inc.	2,890	11,358	(a)
Tilly’s Inc.	410	5,949	(a)
TJX Companies Inc.	49,741	2,804,895
Urban Outfitters Inc.	7,494	275,554	(a)
Zumiez Inc.	799	22,000	(a)
		7,645,183
Apparel, Accessories & Luxury Goods—0.2%
American Apparel Inc.	2,539	3,301	(a)
Carter’s Inc.	2,410	182,895
Coach Inc.	19,612	1,069,442
Columbia Sportswear Co.	468	28,188
Fifth & Pacific Companies Inc.	4,625	116,226	(a)
Fossil Group Inc.	3,478	404,283	(a)
G-III Apparel Group Ltd.	641	34,992	(a)
Hanesbrands Inc.	4,027	250,922
Iconix Brand Group Inc.	2,205	73,250	(a)
Maidenform Brands Inc.	817	19,191	(a)
Movado Group Inc.	665	29,094
Oxford Industries Inc.	498	33,854
Perry Ellis International Inc.	539	10,155
PVH Corp.	5,676	673,684
Quiksilver Inc.	5,086	35,755	(a)
Ralph Lauren Corp.	4,215	694,337
The Jones Group Inc.	3,023	45,375

Tumi Holdings Inc.	1,815	36,572	(a)
Under Armour Inc.	3,261	259,087	(a)
Vera Bradley Inc.	730	15,009	(a)
VF Corp.	6,117	1,217,589
		5,233,201
Application Software—0.4%
Accelrys Inc.	1,916	18,892	(a)
ACI Worldwide Inc.	3,141	169,802	(a)
Actuate Corp.	1,596	11,731	(a)
Adobe Systems Inc.	32,488	1,687,427	(a)
Advent Software Inc.	2,930	93,027
American Software Inc.	1,036	8,847
ANSYS Inc.	3,760	325,315	(a)
Aspen Technology Inc.	3,598	124,311	(a)
Autodesk Inc.	15,516	638,794	(a)
Blackbaud Inc.	1,742	68,008
Bottomline Technologies Inc.	1,431	39,896	(a)
BroadSoft Inc.	1,062	38,264	(a)
Cadence Design Systems Inc.	11,555	155,992	(a)
Callidus Software Inc.	1,687	15,470	(a)
Citrix Systems Inc.	13,035	920,401	(a)
Compuware Corp.	8,740	97,888
Comverse Inc.	824	26,327	(a)
Concur Technologies Inc.	1,915	211,607	(a)
Digimarc Corp.	295	5,959
Ebix Inc.	1,304	12,962
Ellie Mae Inc.	981	31,402	(a)
EPIQ Systems Inc.	1,377	18,204
ePlus Inc.	167	8,631
FactSet Research Systems Inc.	1,641	179,033
Fair Isaac Corp.	2,820	155,890
Guidance Software Inc.	654	5,932	(a)
Guidewire Software Inc.	1,612	75,941	(a)
Informatica Corp.	4,404	171,624	(a)
Interactive Intelligence Group Inc.	578	36,697	(a)
Intuit Inc.	20,653	1,369,500
Jive Software Inc.	1,648	20,600	(a)
Manhattan Associates Inc.	752	71,778	(a)
Mentor Graphics Corp.	7,602	177,659
MicroStrategy Inc.	338	35,071	(a)
Mitek Systems Inc.	951	4,926	(a)
Model N Inc.	315	3,118	(a)
Monotype Imaging Holdings Inc.	1,453	41,643
Netscout Systems Inc.	1,373	35,108	(a)
Pegasystems Inc.	655	26,076
PROS Holdings Inc.	849	29,027	(a)
PTC Inc.	9,484	269,630	(a)
QAD Inc.	234	3,192
QLIK Technologies Inc.	3,340	114,362	(a)
RealPage Inc.	1,715	39,719	(a)
Salesforce.com Inc.	38,135	1,979,588	(a)
Seachange International Inc.	1,305	14,968	(a)
Silver Spring Networks Inc.	227	3,934	(a)
SolarWinds Inc.	2,671	93,645	(a)
Solera Holdings Inc.	2,800	148,036
SS&C Technologies Holdings Inc.	2,240	85,344	(a)
Synchronoss Technologies Inc.	1,113	42,361	(a)
Synopsys Inc.	6,281	236,794	(a)

Tangoe Inc.	1,085	25,888	(a)
Telenav Inc.	688	4,018	(a)
The Ultimate Software Group Inc.	1,045	154,033	(a)
TIBCO Software Inc.	6,216	159,067	(a)
TiVo Inc.	4,831	60,098	(a)
Tyler Technologies Inc.	1,221	106,801	(a)
Verint Systems Inc.	2,016	74,713	(a)
VirnetX Holding Corp.	1,601	32,660	(a)
Vringo Inc.	2,628	7,569	(a)
		10,825,200
Asset Management & Custody Banks—0.5%
Affiliated Managers Group Inc.	2,150	392,676	(a)
Ameriprise Financial Inc.	13,762	1,253,443
Apollo Investment Corp.	17,814	145,184
Arlington Asset Investment Corp.	587	13,959
BlackRock Inc.	8,759	2,370,361
Calamos Asset Management Inc.	1,022	10,210
Capital Southwest Corp.	460	15,737
CIFC Corp.	406	3,203
Cohen & Steers Inc.	729	25,741
Diamond Hill Investment Group Inc.	115	12,299
Eaton Vance Corp.	4,937	191,704
Federated Investors Inc.	3,834	104,131
Fidus Investment Corp.	510	9,894
Fifth Street Finance Corp.	4,733	48,703
Financial Engines Inc.	1,887	112,163
Firsthand Technology Value Fund Inc.	380	9,302	(a)
Franklin Resources Inc.	28,276	1,429,352
GAMCO Investors Inc.	203	15,414
Garrison Capital Inc.	335	4,951
Gladstone Capital Corp.	1,077	9,402
Gladstone Investment Corp.	1,250	8,812
Golub Capital BDC Inc.	1,494	25,906
GSV Capital Corp.	691	10,241	(a)
Hannon Armstrong Sustainable Infrastructure Capital Inc.	553	6,304
Hercules Technology Growth Capital Inc.	2,404	36,661
Horizon Technology Finance Corp.	312	4,156
ICG Group Inc.	1,282	18,192	(a)
Invesco Ltd.	30,804	982,648
Janus Capital Group Inc.	11,853	100,869
KCAP Financial Inc.	1,173	10,534
Legg Mason Inc.	7,537	252,037
Main Street Capital Corp.	1,364	40,825
Manning & Napier Inc.	598	9,975
MCG Capital Corp.	2,461	12,403
Medallion Financial Corp.	589	8,764
Medley Capital Corp.	1,529	21,085
MVC Capital Inc.	1,069	13,961
New Mountain Finance Corp.	1,179	16,989
NGP Capital Resources Co.	1,121	8,329
Northern Trust Corp.	15,703	854,086
PennantPark Floating Rate Capital Ltd.	353	4,864
PennantPark Investment Corp.	2,524	28,420
Prospect Capital Corp.	9,656	107,954
Pzena Investment Management Inc.	618	4,190
Safeguard Scientifics Inc.	972	15,251	(a)
SEI Investments Co.	5,892	182,122
Silvercrest Asset Management Group Inc.	186	2,535	(a)

Solar Capital Ltd.	1,720	38,132
Solar Senior Capital Ltd.	232	4,195
State Street Corp.	31,017	2,039,368	(b)
Stellus Capital Investment Corp.	311	4,659
T Rowe Price Group Inc.	18,094	1,301,501
TCP Capital Corp.	1,041	16,885
The Bank of New York Mellon Corp.	80,012	2,415,562
THL Credit Inc.	1,048	16,370
TICC Capital Corp.	1,975	19,256
Triangle Capital Corp.	1,073	31,514
Virtus Investment Partners Inc.	266	43,262	(a)
Waddell & Reed Financial Inc.	3,487	179,511
Walter Investment Management Corp.	1,431	56,582	(a)
Westwood Holdings Group Inc.	272	13,070
WhiteHorse Finance Inc.	332	5,013
WisdomTree Investments Inc.	3,821	44,362	(a)
		15,195,184
Auto Parts & Equipment—0.2%
American Axle & Manufacturing Holdings Inc.	2,584	50,956	(a)
BorgWarner Inc.	7,964	807,470
Dana Holding Corp.	5,660	129,274
Delphi Automotive PLC	19,636	1,147,135
Dorman Products Inc.	966	47,865
Drew Industries Inc.	862	39,255
Federal-Mogul Corp.	654	10,981	(a)
Fox Factory Holding Corp.	284	5,473	(a)
Fuel Systems Solutions Inc.	482	9,476	(a)
Gentex Corp.	5,871	150,239
Gentherm Inc.	1,223	23,335	(a)
Johnson Controls Inc.	47,583	1,974,695
Modine Manufacturing Co.	1,651	24,154	(a)
Remy International Inc.	478	9,675
Shiloh Industries Inc.	213	2,790
Spartan Motors Inc.	1,559	9,463
Standard Motor Products Inc.	751	24,152
Stoneridge Inc.	1,244	13,448	(a)
Superior Industries International Inc.	1,014	18,080
Tenneco Inc.	2,343	118,322	(a)
Tower International Inc.	192	3,838	(a)
		4,620,076
Automobile Manufacturers—0.2%
Ford Motor Co.	273,970	4,621,874
General Motors Co.	65,459	2,354,560	(a)
Thor Industries Inc.	1,814	105,285
Winnebago Industries Inc.	1,124	29,179	(a)
		7,110,898
Automotive Retail—0.1%
Advance Auto Parts Inc.	2,963	244,981
America’s Car-Mart Inc.	346	15,608	(a)
Asbury Automotive Group Inc.	1,184	62,989	(a)
AutoNation Inc.	4,390	229,026	(a)
AutoZone Inc.	2,471	1,044,566	(a)
CarMax Inc.	15,554	753,902	(a)
CST Brands Inc.	2,463	73,397	(a)
Group 1 Automotive Inc.	844	65,562
Lithia Motors Inc.	851	62,089
Monro Muffler Brake Inc.	1,197	55,648
Murphy USA Inc.	1,802	72,783	(a)

O’Reilly Automotive Inc.	7,552	963,560	(a)
Penske Automotive Group Inc.	1,635	69,864
Sonic Automotive Inc.	1,479	35,200
The Pep Boys-Manny Moe & Jack	1,991	24,828	(a)
		3,774,003
Biotechnology—1.0%
ACADIA Pharmaceuticals Inc.	2,691	73,922	(a)
Achillion Pharmaceuticals Inc.	4,032	12,177	(a)
Acorda Therapeutics Inc.	1,531	52,483	(a)
Aegerion Pharmaceuticals Inc.	1,105	94,710	(a)
Agios Pharmaceuticals Inc.	253	7,074	(a)
Alexion Pharmaceuticals Inc.	13,602	1,580,008	(a)
Alnylam Pharmaceuticals Inc.	2,219	142,038	(a)
AMAG Pharmaceuticals Inc.	744	15,981	(a)
Amgen Inc.	52,389	5,864,425
Amicus Therapeutics Inc.	1,682	3,902	(a)
Anacor Pharmaceuticals Inc.	802	8,517	(a)
Arena Pharmaceuticals Inc.	8,286	43,667	(a)
Arqule Inc.	3,216	7,493	(a)
Array BioPharma Inc.	4,283	26,640	(a)
Astex Pharmaceuticals	3,481	29,519	(a)
AVEO Pharmaceuticals Inc.	1,917	3,968	(a)
Biogen Idec Inc.	16,528	3,979,281	(a)
Biotime Inc.	1,543	5,863	(a)
Bluebird Bio Inc.	249	6,713	(a)
Celgene Corp.	28,601	4,402,552	(a)
CELL THERAPEUTICS Inc.	4,386	7,193	(a)
Celldex Therapeutics Inc.	3,069	108,735	(a)
Cellular Dynamics International Inc.	133	2,449	(a)
Cepheid Inc.	2,566	100,177	(a)
Chelsea Therapeutics International Ltd.	2,648	7,971	(a)
ChemoCentryx Inc.	915	5,087	(a)
Chimerix Inc.	285	6,264	(a)
Clovis Oncology Inc.	595	36,164	(a)
Conatus Pharmaceuticals Inc.	239	2,402	(a)
Coronado Biosciences Inc.	843	5,918	(a)
Cubist Pharmaceuticals Inc.	2,689	170,886	(a)
Curis Inc.	2,601	11,600	(a)
Cytokinetics Inc.	899	6,823	(a)
Cytori Therapeutics Inc.	3,179	7,407	(a)
Dendreon Corp.	5,804	17,006	(a)
Durata Therapeutics Inc.	514	4,647	(a)
Dyax Corp.	4,180	28,675	(a)
Dynavax Technologies Corp.	8,438	10,126	(a)
Emergent Biosolutions Inc.	1,149	21,888	(a)
Enanta Pharmaceuticals Inc.	139	3,186	(a)
Enzon Pharmaceuticals Inc.	1,783	2,995
Epizyme Inc.	206	8,267	(a)
Esperion Therapeutics Inc.	144	2,716	(a)
Exact Sciences Corp.	2,786	32,903	(a)
Exelixis Inc.	6,714	39,076	(a)
Fibrocell Science Inc.	816	3,574	(a)
Galena Biopharma Inc.	3,077	6,985	(a)
Genomic Health Inc.	594	18,165	(a)
Geron Corp.	4,588	15,370	(a)
Gilead Sciences Inc.	106,439	6,688,627	(a)
GTx Inc.	1,449	2,913	(a)
Halozyme Therapeutics Inc.	3,269	36,090	(a)

Hyperion Therapeutics Inc.	333	8,701	(a)
Idenix Pharmaceuticals Inc.	3,364	17,526	(a)
ImmunoGen Inc.	3,188	54,260	(a)
Immunomedics Inc.	2,819	17,450	(a)
Infinity Pharmaceuticals Inc.	1,802	31,445	(a)
Insmed Inc.	1,332	20,793	(a)
Insys Therapeutics Inc.	158	5,528	(a)
Intercept Pharmaceuticals Inc.	238	16,429	(a)
InterMune Inc.	3,047	46,832	(a)
Intrexon Corp.	433	10,258	(a)
Ironwood Pharmaceuticals Inc.	3,465	41,060	(a)
Isis Pharmaceuticals Inc.	4,309	161,760	(a)
Keryx Biopharmaceuticals Inc.	3,052	30,825	(a)
KYTHERA Biopharmaceuticals Inc.	386	17,640	(a)
Lexicon Pharmaceuticals Inc.	8,160	19,339	(a)
Ligand Pharmaceuticals Inc.	664	28,738	(a)
MannKind Corp.	5,659	32,256	(a)
MEI Pharma Inc.	413	4,683	(a)
Merrimack Pharmaceuticals Inc.	3,623	13,767	(a)
MiMedx Group Inc.	3,602	15,020	(a)
Momenta Pharmaceuticals Inc.	1,704	24,521	(a)
Nanosphere Inc.	1,489	2,978	(a)
Neurocrine Biosciences Inc.	2,464	27,893	(a)
NewLink Genetics Corp.	632	11,869	(a)
Novavax Inc.	4,781	15,108	(a)
NPS Pharmaceuticals Inc.	3,826	121,705	(a)
OncoGenex Pharmaceutical Inc.	693	6,424	(a)
OncoMed Pharmaceuticals Inc.	163	2,496	(a)
Onconova Therapeutics Inc.	213	5,638	(a)
Opko Health Inc.	7,244	63,820	(a)
Orexigen Therapeutics Inc.	3,473	21,324	(a)
Osiris Therapeutics Inc.	642	10,683	(a)
OvaScience Inc.	352	3,488	(a)
PDL BioPharma Inc.	5,394	42,990
Peregrine Pharmaceuticals Inc.	5,398	7,611	(a)
Portola Pharmaceuticals Inc.	352	9,416	(a)
Progenics Pharmaceuticals Inc.	2,247	11,302	(a)
PTC Therapeutics Inc.	359	7,704	(a)
Puma Biotechnology Inc.	843	45,235	(a)
Raptor Pharmaceutical Corp.	2,200	32,868	(a)
Receptos Inc.	264	6,856	(a)
Regeneron Pharmaceuticals Inc.	5,426	1,697,633	(a)
Regulus Therapeutics Inc.	206	1,943	(a)
Repligen Corp.	1,443	16,003	(a)
Rigel Pharmaceuticals Inc.	2,871	10,278	(a)
Sangamo Biosciences Inc.	2,330	24,418	(a)
Sarepta Therapeutics Inc.	1,297	61,257	(a)
SIGA Technologies Inc.	1,586	6,090	(a)
Spectrum Pharmaceuticals Inc.	2,161	18,131
Stemline Therapeutics Inc.	334	15,127	(a)
Sunesis Pharmaceuticals Inc.	1,624	8,055	(a)
Synageva BioPharma Corp.	699	44,254	(a)
Synergy Pharmaceuticals Inc.	3,085	14,098	(a)
Synta Pharmaceuticals Corp.	1,678	10,588	(a)
Targacept Inc.	1,463	7,769	(a)
TESARO Inc.	538	20,842	(a)
Tetraphase Pharmaceuticals Inc.	635	7,226	(a)
TG Therapeutics Inc.	800	4,072	(a)

Threshold Pharmaceuticals Inc.	1,949	9,063	(a)
United Therapeutics Corp.	1,869	147,371	(a)
Vanda Pharmaceuticals Inc.	1,220	13,383	(a)
Verastem Inc.	756	9,405	(a)
Vertex Pharmaceuticals Inc.	16,194	1,227,829	(a)
Vical Inc.	2,268	2,835	(a)
XOMA Corp.	2,780	12,454	(a)
ZIOPHARM Oncology Inc.	3,260	12,877	(a)
		28,262,458
Brewers—0.0% *
Craft Brew Alliance Inc.	504	6,774	(a)
Molson Coors Brewing Co.	10,938	548,322
The Boston Beer Company Inc.	316	77,170	(a)
		632,266
Broadcasting—0.2%
Beasley Broadcasting Group Inc.	203	1,764
Belo Corp.	3,985	54,595
CBS Corp.	39,119	2,157,804
Central European Media Enterprises Ltd.	2,590	13,649	(a)
Crown Media Holdings Inc.	2,017	6,212	(a)
Cumulus Media Inc.	3,137	16,626	(a)
Discovery Communications Inc.	16,059	1,355,701	(a)
Entercom Communications Corp.	708	6,216	(a)
Entravision Communications Corp.	2,488	14,679
Gray Television Inc.	2,121	16,650	(a)
Hemisphere Media Group Inc.	363	4,265	(a)
Media General Inc.	739	10,538	(a)
Nexstar Broadcasting Group Inc.	1,130	50,291
Saga Communications Inc.	219	9,719
Salem Communications Corp.	529	4,380
Scripps Networks Interactive Inc.	7,613	594,652
Sinclair Broadcast Group Inc.	2,643	88,594
		4,406,335
Building Products—0.0% *
AAON Inc.	1,033	27,436
American Woodmark Corp.	343	11,885	(a)
Apogee Enterprises Inc.	1,094	32,470
Builders FirstSource Inc.	1,505	8,849	(a)
Fortune Brands Home & Security Inc.	6,753	281,127
Gibraltar Industries Inc.	1,080	15,401	(a)
Griffon Corp.	1,606	20,139
Insteel Industries Inc.	826	13,299
Lennox International Inc.	1,869	140,661
Masco Corp.	24,838	528,553
NCI Building Systems Inc.	927	11,810	(a)
Nortek Inc.	331	22,743	(a)
Patrick Industries Inc.	264	7,933	(a)
PGT Inc.	1,280	12,685	(a)
Ply Gem Holdings Inc.	673	9,408	(a)
Quanex Building Products Corp.	1,365	25,703
Simpson Manufacturing Company Inc.	1,552	50,549
Trex Company Inc.	611	30,263	(a)
Universal Forest Products Inc.	717	30,186
USG Corp.	2,921	83,482	(a)
		1,364,582
Cable & Satellite—0.4%
AMC Networks Inc.	2,412	165,174	(a)
Cablevision Systems Corp.	14,608	245,999

Comcast Corp.	181,877	8,211,746
DIRECTV	35,509	2,121,663	(a)
Loral Space & Communications Inc.	484	32,781
Time Warner Cable Inc.	19,876	2,218,162
		12,995,525
Casinos & Gaming—0.1%
Bally Technologies Inc.	1,583	114,071	(a)
Boyd Gaming Corp.	2,617	37,031	(a)
Caesars Entertainment Corp.	1,358	26,766	(a)
Churchill Downs Inc.	515	44,558
International Game Technology	17,981	340,380
Isle of Capri Casinos Inc.	998	7,545	(a)
Monarch Casino & Resort Inc.	405	7,687	(a)
Multimedia Games Holding Company Inc.	1,083	37,418	(a)
Pinnacle Entertainment Inc.	2,226	55,761	(a)
Scientific Games Corp.	3,935	63,629	(a)
SHFL Entertainment Inc.	2,120	48,760	(a)
WMS Industries Inc.	4,334	112,467	(a)
Wynn Resorts Ltd.	5,627	889,122
		1,785,195
Catalog Retail—0.0% *
HSN Inc.	2,672	143,273
ValueVision Media Inc.	1,249	5,433	(a)
		148,706
Coal & Consumable Fuels—0.0% *
Alpha Natural Resources Inc.	17,295	103,078	(a)
Arch Coal Inc.	16,505	67,836
Cloud Peak Energy Inc.	2,327	34,137	(a)
CONSOL Energy Inc.	15,915	535,540
Hallador Energy Co.	188	1,372
KiOR Inc.	1,272	3,587	(a)
L&L Energy Inc.	1,397	1,774	(a)
Peabody Energy Corp.	18,542	319,850
Solazyme Inc.	1,729	18,621	(a)
Ur-Energy Inc.	3,907	4,532	(a)
Uranium Energy Corp.	2,752	6,192	(a)
Westmoreland Coal Co.	549	7,236	(a)
		1,103,755
Commercial Printing—0.0% *
Cenveo Inc.	2,794	8,242	(a)
Consolidated Graphics Inc.	253	14,183	(a)
Courier Corp.	418	6,613
Deluxe Corp.	4,022	167,557
Ennis Inc.	1,147	20,692
InnerWorkings Inc.	1,525	14,975	(a)
Multi-Color Corp.	403	13,674
Quad/Graphics Inc.	873	26,504
RR Donnelley & Sons Co.	7,396	116,857
		389,297
Commodity Chemicals—0.1%
Arabian American Development Co.	1,060	9,646	(a)
Axiall Corp.	2,696	101,882
Cabot Corp.	2,418	103,272
Calgon Carbon Corp.	1,999	37,961	(a)
Hawkins Inc.	385	14,530
Koppers Holdings Inc.	780	33,267
LyondellBasell Industries N.V.	31,160	2,281,847
Tredegar Corp.	940	24,440
		2,606,845

Communications Equipment—0.7%
ADTRAN Inc.	4,629	123,317
Alliance Fiber Optic Products Inc.	486	9,948
Anaren Inc.	360	9,180	(a)
ARRIS Group Inc.	4,470	76,258	(a)
Aruba Networks Inc.	4,368	72,684	(a)
Aviat Networks Inc.	2,985	7,701	(a)
Bel Fuse Inc.	494	8,615
Black Box Corp.	544	16,668
CalAmp Corp.	1,404	24,753	(a)
Calix Inc.	1,439	18,319	(a)
Ciena Corp.	8,101	202,363	(a)
Cisco Systems Inc.	372,835	8,731,796
Comtech Telecommunications Corp.	551	13,400
Digi International Inc.	1,109	11,101	(a)
Emulex Corp.	3,327	25,818	(a)
Extreme Networks	3,146	16,422	(a)
F5 Networks Inc.	5,449	467,306	(a)
Finisar Corp.	3,576	80,925	(a)
Globecomm Systems Inc.	1,024	14,367	(a)
Harmonic Inc.	4,158	31,975	(a)
Harris Corp.	7,417	439,828
Infinera Corp.	4,401	49,775	(a)
InterDigital Inc.	3,277	122,330
Ixia	2,022	31,685	(a)
JDS Uniphase Corp.	16,541	243,318	(a)
Juniper Networks Inc.	35,263	700,323	(a)
KVH Industries Inc.	705	9,729	(a)
Motorola Solutions Inc.	16,460	977,395
NETGEAR Inc.	1,462	45,117	(a)
Numerex Corp.	468	5,125	(a)
Oplink Communications Inc.	614	11,556	(a)
Parkervision Inc.	3,846	12,884	(a)
PC-Tel Inc.	792	7,009
Plantronics Inc.	3,456	159,149
Polycom Inc.	6,910	75,457	(a)
Procera Networks Inc.	904	14,003	(a)
Qualcomm Inc.	119,289	8,035,307
Riverbed Technology Inc.	6,688	97,578	(a)
Ruckus Wireless Inc.	1,766	29,722	(a)
ShoreTel Inc.	2,288	13,820	(a)
Sonus Networks Inc.	8,217	27,773	(a)
Symmetricom Inc.	1,858	8,956	(a)
Tellabs Inc.	13,551	30,761
Tessco Technologies Inc.	239	8,054
Ubiquiti Networks Inc.	482	16,190
ViaSat Inc.	1,528	97,410	(a)
Westell Technologies Inc.	2,041	6,837	(a)
		21,240,007
Computer & Electronics Retail—0.0% *
Best Buy Company Inc.	18,771	703,912
Conn’s Inc.	875	43,785	(a)
GameStop Corp.	8,049	399,633
hhgregg Inc.	432	7,737	(a)
RadioShack Corp.	3,731	12,723	(a)
Rent-A-Center Inc.	4,030	153,543
Systemax Inc.	471	4,366
		1,325,699

Computer Hardware—1.2%
3D Systems Corp.	3,845	207,592	(a)
Apple Inc.	63,174	30,118,204
Avid Technology Inc.	1,449	8,694	(a)
Cray Inc.	1,514	36,442	(a)
Dell Inc.	102,084	1,405,697
Diebold Inc.	2,601	76,365
Hewlett-Packard Co.	133,654	2,804,061
NCR Corp.	6,752	267,447	(a)
Silicon Graphics International Corp.	1,254	20,377	(a)
Super Micro Computer Inc.	1,103	14,935	(a)
		34,959,814
Computer Storage & Peripherals—0.3%
Datalink Corp.	673	9,099	(a)
Electronics for Imaging Inc.	1,776	56,264	(a)
EMC Corp.	144,709	3,698,762
Fusion-io Inc.	2,893	38,737	(a)
Hutchinson Technology Inc.	1,009	3,511	(a)
Imation Corp.	1,463	5,998	(a)
Immersion Corp.	1,035	13,652	(a)
Lexmark International Inc.	2,549	84,117
NetApp Inc.	23,658	1,008,304
QLogic Corp.	3,344	36,584	(a)
Quantum Corp.	7,630	10,530	(a)
SanDisk Corp.	16,722	995,126
Seagate Technology PLC	21,595	944,565
Western Digital Corp.	14,673	930,268
		7,835,517
Construction & Engineering—0.1%
AECOM Technology Corp.	4,103	128,301	(a)
Aegion Corp.	1,488	35,310	(a)
Ameresco Inc.	976	9,780	(a)
Argan Inc.	510	11,205
Comfort Systems USA Inc.	1,435	24,122
Dycom Industries Inc.	1,238	34,652	(a)
EMCOR Group Inc.	2,621	102,560
Fluor Corp.	11,342	804,828
Furmanite Corp.	1,276	12,632	(a)
Granite Construction Inc.	2,948	90,209
Great Lakes Dredge & Dock Corp.	2,185	16,213
Jacobs Engineering Group Inc.	9,103	529,613	(a)
KBR Inc.	6,021	196,525
Layne Christensen Co.	645	12,874	(a)
MasTec Inc.	2,329	70,569	(a)
Michael Baker Corp.	266	10,765
MYR Group Inc.	749	18,201	(a)
Northwest Pipe Co.	407	13,382	(a)
Orion Marine Group Inc.	972	10,118	(a)
Pike Electric Corp.	916	10,369
Primoris Services Corp.	1,439	36,651
Quanta Services Inc.	14,747	405,690	(a)
Sterling Construction Company Inc.	843	7,798	(a)
Tutor Perini Corp.	1,365	29,102	(a)
URS Corp.	3,047	163,776
		2,785,245
Construction & Farm Machinery—0.4%
Accuride Corp.	1,301	6,687	(a)
AGCO Corp.	3,683	222,527

Alamo Group Inc.	306	14,966
American Railcar Industries Inc.	320	12,554
Astec Industries Inc.	781	28,085
Caterpillar Inc.	44,244	3,688,622
Commercial Vehicle Group Inc.	1,161	9,241	(a)
Cummins Inc.	12,111	1,609,189
Deere & Co.	26,626	2,167,090
Douglas Dynamics Inc.	1,031	15,187
Federal Signal Corp.	2,354	30,296	(a)
FreightCar America Inc.	547	11,312
Greenbrier Companies Inc.	890	22,010	(a)
Joy Global Inc.	7,342	374,736
Lindsay Corp.	498	40,647
Manitex International Inc.	476	5,203	(a)
Meritor Inc.	3,689	28,995	(a)
Miller Industries Inc.	362	6,147
Oshkosh Corp.	3,539	173,340	(a)
PACCAR Inc.	24,621	1,370,405
Terex Corp.	4,529	152,174	(a)
Titan International Inc.	1,929	28,240
Trinity Industries Inc.	3,199	145,075
Twin Disc Inc.	227	5,931
Wabash National Corp.	2,555	29,791	(a)
Wabtec Corp.	3,916	246,199
		10,444,649
Construction Materials—0.0% *
Eagle Materials Inc.	2,017	146,333
Headwaters Inc.	3,011	27,069	(a)
Martin Marietta Materials Inc.	1,881	184,658
Texas Industries Inc.	846	56,098	(a)
United States Lime & Minerals Inc.	54	3,165	(a)
US Concrete Inc.	487	9,769	(a)
Vulcan Materials Co.	9,022	467,430
		894,522
Consumer Electronics—0.0% *
Garmin Ltd.	8,535	385,697
Harman International Industries Inc.	4,799	317,838
Skullcandy Inc.	747	4,616	(a)
Universal Electronics Inc.	495	17,835	(a)
Zagg Inc.	1,216	5,472	(a)
		731,458
Consumer Finance—0.4%
American Express Co.	64,522	4,872,702
Capital One Financial Corp.	40,708	2,798,268
Cash America International Inc.	1,103	49,944
Consumer Portfolio Services Inc.	725	4,299	(a)
Credit Acceptance Corp.	259	28,700	(a)
DFC Global Corp.	1,676	18,419	(a)
Discover Financial Services	33,648	1,700,570
Encore Capital Group Inc.	920	42,191	(a)
Ezcorp Inc.	1,933	32,629	(a)
First Cash Financial Services Inc.	1,128	65,368	(a)
Green Dot Corp.	907	23,881	(a)
Imperial Holdings Inc.	725	4,589	(a)
Nelnet Inc.	879	33,798
Nicholas Financial Inc.	513	8,357
Portfolio Recovery Associates Inc.	1,937	116,104	(a)

Regional Management Corp.	253	8,045	(a)
SLM Corp.	30,347	755,640
The First Marblehead Corp.	4,202	3,446	(a)
World Acceptance Corp.	347	31,202	(a)
		10,598,152
Data Processing & Outsourced Services—0.7%
Alliance Data Systems Corp.	1,982	419,133	(a)
Automatic Data Processing Inc.	33,579	2,430,448
Blackhawk Network Holdings Inc.	439	10,549	(a)
Broadridge Financial Solutions Inc.	4,845	153,829
Cardtronics Inc.	1,702	63,144	(a)
Cass Information Systems Inc.	354	18,893
Computer Sciences Corp.	10,270	531,370
Convergys Corp.	8,274	155,137
CoreLogic Inc.	3,893	105,306	(a)
CSG Systems International Inc.	1,274	31,914
DST Systems Inc.	1,226	92,453
Euronet Worldwide Inc.	1,910	76,018	(a)
ExlService Holdings Inc.	1,217	34,660	(a)
Fidelity National Information Services Inc.	20,320	943,661
First American Financial Corp.	8,409	204,759
Fiserv Inc.	9,050	914,502	(a)
Global Cash Access Holdings Inc.	2,705	21,126	(a)
Global Payments Inc.	3,076	157,122
Heartland Payment Systems Inc.	1,406	55,846
Higher One Holdings Inc.	1,069	8,199	(a)
Jack Henry & Associates Inc.	3,469	179,035
Lender Processing Services Inc.	3,473	115,547
Mastercard Inc.	7,214	4,853,435
MAXIMUS Inc.	2,576	116,023
ModusLink Global Solutions Inc.	1,966	5,387	(a)
MoneyGram International Inc.	860	16,839	(a)
NeuStar Inc.	2,620	129,638	(a)
Paychex Inc.	22,631	919,724
PRGX Global Inc.	1,097	6,867	(a)
Sykes Enterprises Inc.	1,416	25,361	(a)
Syntel Inc.	602	48,220
TeleTech Holdings Inc.	781	19,595	(a)
The Western Union Co.	38,401	716,563
Total System Services Inc.	11,524	339,036
VeriFone Systems Inc.	4,447	101,658	(a)
Visa Inc.	35,896	6,859,726
WEX Inc.	3,040	266,760	(a)
		21,147,483
Department Stores—0.1%
JC Penney Company Inc.	13,686	120,710	(a)
Kohl’s Corp.	14,204	735,057
Macy’s Inc.	26,171	1,132,419
Nordstrom Inc.	10,035	563,967
Saks Inc.	8,188	130,517	(a)
The Bon-Ton Stores Inc.	645	6,805
		2,689,475
Distillers & Vintners—0.1%
Beam Inc.	11,265	728,282
Brown-Forman Corp.	11,305	770,210
Constellation Brands Inc.	11,539	662,339	(a)
		2,160,831

Distributors—0.1%
Core-Mark Holding Company Inc.	404	26,842
Genuine Parts Co.	10,773	871,428
LKQ Corp.	12,206	388,883	(a)
Pool Corp.	1,791	100,529
VOXX International Corp.	797	10,919	(a)
Weyco Group Inc.	182	5,154
		1,403,755
Diversified Capital Markets—0.0% *
HFF Inc. REIT	1,263	31,638
JMP Group Inc.	860	5,324
		36,962
Diversified Chemicals—0.4%
Eastman Chemical Co.	10,730	835,867
EI du Pont de Nemours & Co.	64,218	3,760,606
FMC Corp.	9,488	680,479
LSB Industries Inc.	718	24,075	(a)
Olin Corp.	6,413	147,948
Penford Corp.	371	5,313	(a)
PPG Industries Inc.	9,940	1,660,576
The Dow Chemical Co.	84,163	3,231,859
		10,346,723
Diversified Financial Services—1.8%
Banco Latinoamericano de Comercio Exterior S.A.	1,075	26,789
Bank of America Corp.	747,058	10,309,400
Citigroup Inc.	211,468	10,258,313
Comerica Inc.	12,872	505,998
JPMorgan Chase & Co.	261,753	13,530,013
U.S. Bancorp	127,905	4,678,765
Wells Fargo & Co.	335,999	13,883,479
		53,192,757
Diversified Metals & Mining—0.1%
AMCOL International Corp.	1,023	33,432
Compass Minerals International Inc.	1,362	103,880
Freeport-McMoRan Copper & Gold Inc.	72,181	2,387,747
General Moly Inc.	3,296	5,438	(a)
Globe Specialty Metals Inc.	2,339	36,044
Horsehead Holding Corp.	1,596	19,886	(a)
Materion Corp.	746	23,917
Molycorp Inc.	4,803	31,508	(a)
RTI International Metals Inc.	1,185	37,967	(a)
U.S. Silica Holdings Inc.	890	22,161
Walter Energy Inc.	2,338	32,802
		2,734,782
Diversified Real Estate Activities—0.0% *
Alexander & Baldwin Inc.	3,432	123,620	(a)
Consolidated-Tomoka Land Co.	181	6,967
Tejon Ranch Co.	477	14,711	(a)
		145,298
Diversified REITs—0.1%
American Assets Trust Inc.	1,241	37,863
American Realty Capital Properties Inc.	5,966	72,785
Armada Hoffler Properties Inc.	699	6,927
CapLease Inc.	3,370	28,611
Chambers Street Properties	8,879	77,958
Cousins Properties Inc.	6,009	61,833
Duke Realty Corp.	13,224	204,179
First Potomac Realty Trust	2,089	26,259

Gladstone Commercial Corp.	464	8,333
Investors Real Estate Trust	3,684	30,393
Lexington Realty Trust	6,576	73,848
Liberty Property Trust	5,813	206,943
One Liberty Properties Inc.	369	7,483
PS Business Parks Inc.	714	53,279
RAIT Financial Trust	2,604	18,436
Select Income REIT	627	16,177
Vornado Realty Trust	12,097	1,016,874
Washington Real Estate Investment Trust	2,589	65,424
Whitestone REIT	647	9,530
Winthrop Realty Trust	715	7,972
		2,031,107
Diversified Support Services—0.0% *
Cintas Corp.	7,153	366,234
Copart Inc.	4,544	144,454	(a)
EnerNOC Inc.	1,175	17,613	(a)
G&K Services Inc.	730	44,085
Healthcare Services Group Inc.	2,622	67,543
Intersections Inc.	448	3,929
Iron Mountain Inc.	11,842	319,971
McGrath RentCorp.	930	33,201
Mobile Mini Inc.	1,472	50,136	(a)
Performant Financial Corp.	895	9,773	(a)
Schawk Inc.	561	8,325
TMS International Corp.	535	9,330
UniFirst Corp.	563	58,788
Viad Corp.	708	17,665
		1,151,047
Drug Retail—0.3%
CVS Caremark Corp.	85,422	4,847,698
Rite Aid Corp.	28,213	134,294	(a)
Walgreen Co.	60,462	3,252,856
		8,234,848
Education Services—0.0% *
American Public Education Inc.	640	24,192	(a)
Apollo Group Inc.	4,044	84,156	(a)
Bridgepoint Education Inc.	640	11,546	(a)
Bright Horizons Family Solutions Inc.	458	16,410	(a)
Capella Education Co.	442	25,000	(a)
Career Education Corp.	2,617	7,223	(a)
Corinthian Colleges Inc.	3,738	8,186	(a)
DeVry Inc.	2,309	70,563
Education Management Corp.	720	6,566	(a)
Grand Canyon Education Inc.	1,732	69,765	(a)
ITT Educational Services Inc.	841	26,071	(a)
K12 Inc.	1,025	31,652	(a)
Lincoln Educational Services Corp.	1,225	5,647
Strayer Education Inc.	419	17,397
Universal Technical Institute Inc.	1,025	12,433
		416,807
Electric Utilities—0.7%
ALLETE Inc.	1,539	74,334
American Electric Power Company Inc.	33,857	1,467,701
Cleco Corp.	4,835	216,801
Duke Energy Corp.	49,092	3,278,364
Edison International	22,664	1,043,904
El Paso Electric Co.	1,524	50,902

Entergy Corp.	12,403	783,745
Exelon Corp.	59,575	1,765,803
FirstEnergy Corp.	29,092	1,060,403
Great Plains Energy Inc.	6,258	138,927
Hawaiian Electric Industries Inc.	4,036	101,304
IDACORP Inc.	4,008	193,987
MGE Energy Inc.	865	47,186
NextEra Energy Inc.	29,534	2,367,445
Northeast Utilities	21,896	903,210
NRG Yield Inc.	747	22,627	(a)
NV Energy Inc.	9,584	226,278
OGE Energy Corp.	8,068	291,174
Otter Tail Corp.	1,360	37,536
Pepco Holdings Inc.	17,554	324,047
Pinnacle West Capital Corp.	7,615	416,845
PNM Resources Inc.	6,281	142,139
Portland General Electric Co.	2,977	84,041
PPL Corp.	43,939	1,334,867
The Empire District Electric Co.	1,516	32,836
The Southern Co.	60,777	2,502,797
UIL Holdings Corp.	1,959	72,836
Unitil Corp.	533	15,601
UNS Energy Corp.	1,614	75,245
Westar Energy Inc.	5,169	158,430
Xcel Energy Inc.	34,613	955,665
		20,186,980
Electrical Components & Equipment—0.4%
Acuity Brands Inc.	3,364	309,555
Aeroflex Holding Corp.	1,034	7,279	(a)
American Superconductor Corp.	2,052	4,802	(a)
AMETEK Inc.	16,991	781,926
Amphenol Corp.	11,072	856,751
Audience Inc.	309	3,473	(a)
Belden Inc.	1,694	108,501
Brady Corp.	1,782	54,351
Coleman Cable Inc.	331	6,987
Corning Inc.	101,577	1,482,008
DTS Inc.	630	13,230	(a)
Eaton Corp. PLC	32,959	2,268,897
Emerson Electric Co.	49,691	3,215,008
Encore Wire Corp.	741	29,225
EnerSys Inc.	1,880	113,984
Enphase Energy Inc.	543	4,420	(a)
Franklin Electric Company Inc.	1,831	72,141
FuelCell Energy Inc.	5,264	6,791	(a)
Generac Holdings Inc.	1,947	83,020
General Cable Corp.	3,936	124,968
GrafTech International Ltd.	4,246	35,879	(a)
Hubbell Inc.	2,196	230,009
II-VI Inc.	1,994	37,527	(a)
InvenSense Inc.	2,210	38,940	(a)
Littelfuse Inc.	846	66,174
LSI Industries Inc.	890	7,512
Polypore International Inc.	1,798	73,664	(a)
Powell Industries Inc.	373	22,861	(a)
Preformed Line Products Co.	88	6,330
Regal-Beloit Corp.	1,834	124,584
Revolution Lighting Technologies Inc.	1,401	3,587	(a)

Rockwell Automation Inc.	9,646	1,031,543
Rogers Corp.	641	38,127	(a)
Roper Industries Inc.	6,900	916,803
Thermon Group Holdings Inc.	925	21,377	(a)
Universal Display Corp.	1,521	48,718	(a)
Vicor Corp.	939	7,681	(a)
Vishay Intertechnology Inc.	5,383	69,387	(a)
		12,328,020
Electronic Equipment & Instruments—0.0% *
Badger Meter Inc.	534	24,831
Checkpoint Systems Inc.	1,490	24,883	(a)
Cognex Corp.	3,344	104,868
Coherent Inc.	925	56,841
Control4 Corp.	136	2,355	(a)
Daktronics Inc.	1,282	14,346
Electro Scientific Industries Inc.	1,081	12,658
FARO Technologies Inc.	626	26,398	(a)
FEI Co.	1,528	134,158
FLIR Systems Inc.	10,024	314,754
GSI Group Inc.	1,378	13,146	(a)
Itron Inc.	3,091	132,387	(a)
Mesa Laboratories Inc.	80	5,409
MTS Systems Corp.	597	38,417
National Instruments Corp.	3,962	122,545
Newport Corp.	1,385	21,648	(a)
OSI Systems Inc.	766	57,044	(a)
RealD Inc.	1,426	9,982	(a)
Rofin-Sinar Technologies Inc.	1,036	25,082	(a)
Vishay Precision Group Inc.	463	6,737	(a)
		1,148,489
Electronic Manufacturing Services—0.0% *
Benchmark Electronics Inc.	1,973	45,162	(a)
CTS Corp.	1,208	19,050
Jabil Circuit Inc.	13,012	282,100
Kemet Corp.	2,225	9,300	(a)
Maxwell Technologies Inc.	1,097	9,961	(a)
Measurement Specialties Inc.	579	31,405	(a)
Mercury Systems Inc.	1,065	10,639	(a)
Methode Electronics Inc.	1,398	39,144
Molex Inc.	9,550	367,866
Multi-Fineline Electronix Inc.	410	6,650	(a)
Neonode Inc.	1,169	7,505	(a)
Park Electrochemical Corp.	718	20,571
Plexus Corp.	1,240	46,128	(a)
Radisys Corp.	1,236	3,968	(a)
Sanmina Corp.	3,127	54,691	(a)
Trimble Navigation Ltd.	10,442	310,232	(a)
TTM Technologies Inc.	1,797	17,521	(a)
Uni-Pixel Inc.	405	7,181	(a)
Viasystems Group Inc.	201	2,904	(a)
Zygo Corp.	736	11,761	(a)
		1,303,739
Environmental & Facilities Services—0.1%
ABM Industries Inc.	2,065	54,970
Acorn Energy Inc.	821	4,844
Casella Waste Systems Inc.	1,882	10,821	(a)
Ceco Environmental Corp.	497	6,998

Clean Harbors Inc.	2,245	131,692	(a)
Heritage-Crystal Clean Inc.	322	5,802	(a)
Republic Services Inc.	18,892	630,237
Rollins Inc.	2,613	69,271
Standard Parking Corp.	649	17,452	(a)
Stericycle Inc.	5,976	689,630	(a)
Swisher Hygiene Inc.	3,876	2,351	(a)
Team Inc.	763	30,329	(a)
Tetra Tech Inc.	2,507	64,906	(a)
TRC Companies Inc.	815	6,031	(a)
US Ecology Inc.	697	21,001
Waste Connections Inc.	5,024	228,140
Waste Management Inc.	30,324	1,250,562
		3,225,037
Fertilizers & Agricultural Chemicals—0.2%
American Vanguard Corp.	1,087	29,262
CF Industries Holdings Inc.	3,985	840,158
Intrepid Potash Inc.	4,311	67,596
Marrone Bio Innovations Inc.	146	2,460	(a)
Monsanto Co.	37,074	3,869,413
The Mosaic Co.	23,697	1,019,445
The Scotts Miracle-Gro Co.	1,789	98,449
		5,926,783
Food Distributors—0.1%
Nash Finch Co.	518	13,680
Spartan Stores Inc.	943	20,803
Sysco Corp.	40,924	1,302,611
The Andersons Inc.	699	48,860
The Chefs’ Warehouse Inc.	510	11,781	(a)
United Natural Foods Inc.	3,908	262,696	(a)
		1,660,431
Food Retail—0.1%
Arden Group Inc.	48	6,240
Casey’s General Stores Inc.	1,470	108,045
Fairway Group Holdings Corp.	674	17,228	(a)
Harris Teeter Supermarkets Inc.	3,921	192,874
Ingles Markets Inc.	503	14,451
Natural Grocers by Vitamin Cottage Inc.	329	13,061	(a)
Roundy’s Inc.	1,044	8,978
Safeway Inc.	16,790	537,112
SUPERVALU Inc.	15,741	129,549	(a)
Susser Holdings Corp.	676	35,929	(a)
The Kroger Co.	36,046	1,454,096
The Pantry Inc.	730	8,088	(a)
Village Super Market Inc.	234	8,897
Weis Markets Inc.	381	18,646
Whole Foods Market Inc.	25,910	1,515,735
		4,068,929
Footwear—0.1%
Crocs Inc.	3,387	46,097	(a)
Deckers Outdoor Corp.	1,405	92,618	(a)
NIKE Inc.	52,011	3,778,079
RG Barry Corp.	290	5,484
Skechers U.S.A. Inc.	1,479	46,012	(a)
Steven Madden Ltd.	1,554	83,652	(a)
Wolverine World Wide Inc.	1,950	113,548
		4,165,490

Forest Products—0.0% *
Boise Cascade Co.	370	9,971	(a)
Deltic Timber Corp.	398	25,926
Louisiana-Pacific Corp.	11,085	194,985	(a)
		230,882
Gas Utilities—0.1%
AGL Resources Inc.	8,162	375,697
Atmos Energy Corp.	3,688	157,072
Chesapeake Utilities Corp.	315	16,534
Delta Natural Gas Company Inc.	312	6,892
National Fuel Gas Co.	3,402	233,922
New Jersey Resources Corp.	1,617	71,229
Northwest Natural Gas Co.	1,020	42,820
ONEOK Inc.	14,346	764,929
Piedmont Natural Gas Company Inc.	2,816	92,590
Questar Corp.	7,125	160,241
South Jersey Industries Inc.	1,250	73,225
Southwest Gas Corp.	1,716	85,800
The Laclede Group Inc.	1,289	58,005
UGI Corp.	4,642	181,641
WGL Holdings Inc.	4,031	172,164
		2,492,761
General Merchandise Stores—0.2%
Big Lots Inc.	2,374	88,052	(a)
Dollar General Corp.	20,709	1,169,230	(a)
Dollar Tree Inc.	15,514	886,780	(a)
Family Dollar Stores Inc.	6,723	484,190
Fred’s Inc.	1,301	20,361
Gordmans Stores Inc.	393	4,421
Target Corp.	43,892	2,808,210
Tuesday Morning Corp.	1,539	23,501	(a)
		5,484,745
Gold—0.0% *
Allied Nevada Gold Corp.	3,749	15,671	(a)
Gold Resource Corp.	1,315	8,718
Midway Gold Corp.	4,001	3,821	(a)
Newmont Mining Corp.	34,620	972,822
Royal Gold Inc.	2,647	128,803
		1,129,835
Healthcare Distributors—0.2%
AmerisourceBergen Corp.	16,069	981,816
Cardinal Health Inc.	23,612	1,231,366
Henry Schein Inc.	3,518	364,817	(a)
McKesson Corp.	15,901	2,040,098
MWI Veterinary Supply Inc.	491	73,336	(a)
Owens & Minor Inc.	5,038	174,264
Patterson Companies Inc.	5,849	235,130
PharMerica Corp.	1,000	13,270	(a)
		5,114,097
Healthcare Equipment—0.8%
Abaxis Inc.	845	35,575
Abbott Laboratories	108,079	3,587,142
ABIOMED Inc.	1,410	26,889	(a)
Accuray Inc.	2,548	18,830	(a)
Alphatec Holdings Inc.	2,440	4,807	(a)
Analogic Corp.	463	38,262
AngioDynamics Inc.	1,076	14,203	(a)
ArthroCare Corp.	1,064	37,857	(a)

AtriCure Inc.	744	8,169	(a)
Baxter International Inc.	37,749	2,479,732
Becton Dickinson and Co.	13,509	1,351,170
Biolase Inc.	1,408	2,689	(a)
Boston Scientific Corp.	93,412	1,096,657	(a)
Cantel Medical Corp.	1,259	40,099
Cardiovascular Systems Inc.	754	15,118	(a)
CareFusion Corp.	14,918	550,474	(a)
CONMED Corp.	1,049	35,656
Covidien PLC	31,993	1,949,653
CR Bard Inc.	5,507	634,406
CryoLife Inc.	1,284	8,988
Cutera Inc.	566	5,037	(a)
Cyberonics Inc.	1,069	54,241	(a)
Cynosure Inc.	655	14,941	(a)
DexCom Inc.	2,699	76,193	(a)
Edwards Lifesciences Corp.	7,813	544,019	(a)
Exactech Inc.	337	6,791	(a)
GenMark Diagnostics Inc.	1,212	14,726	(a)
Globus Medical Inc.	2,017	35,217	(a)
Greatbatch Inc.	911	31,001	(a)
HeartWare International Inc.	623	45,610	(a)
Hill-Rom Holdings Inc.	2,389	85,598
Hologic Inc.	11,002	227,191	(a)
IDEXX Laboratories Inc.	2,138	213,052	(a)
Insulet Corp.	2,035	73,748	(a)
Integra LifeSciences Holdings Corp.	751	30,228	(a)
Intuitive Surgical Inc.	2,762	1,039,258	(a)
Invacare Corp.	1,137	19,636
MAKO Surgical Corp.	1,572	46,390	(a)
Masimo Corp.	3,908	104,109
Medtronic Inc.	69,367	3,693,793
Natus Medical Inc.	1,335	18,930	(a)
Navidea Biopharmaceuticals Inc.	4,620	12,243	(a)
NuVasive Inc.	1,672	40,947	(a)
NxStage Medical Inc.	2,219	29,202	(a)
Orthofix International N.V.	661	13,788	(a)
PhotoMedex Inc.	544	8,650	(a)
ResMed Inc.	5,778	305,194
Rockwell Medical Inc.	1,597	18,222	(a)
Solta Medical Inc.	3,403	7,078	(a)
St Jude Medical Inc.	19,978	1,071,620
STERIS Corp.	4,618	198,389
Stryker Corp.	20,515	1,386,609
SurModics Inc.	597	14,197	(a)
Symmetry Medical Inc.	1,705	13,913	(a)
Teleflex Inc.	1,674	137,737
Thoratec Corp.	4,563	170,154	(a)
Tornier N.V.	1,051	20,316	(a)
Varian Medical Systems Inc.	7,491	559,802	(a)
Volcano Corp.	2,045	48,916	(a)
Wright Medical Group Inc.	1,547	40,346	(a)
Zeltiq Aesthetics Inc.	592	5,369	(a)
Zimmer Holdings Inc.	11,795	968,841
		23,387,618
Healthcare Facilities—0.1%
Acadia Healthcare Company Inc.	1,377	54,295	(a)
Amsurg Corp.	1,230	48,831	(a)

Capital Senior Living Corp.	1,100	23,265	(a)
Chindex International Inc.	481	8,201	(a)
Community Health Systems Inc.	3,858	160,107
Emeritus Corp.	1,519	28,147	(a)
Five Star Quality Care Inc.	1,758	9,089	(a)
Hanger Inc.	1,341	45,272	(a)
Health Management Associates Inc.	10,591	135,565	(a)
HealthSouth Corp.	3,309	114,094
Kindred Healthcare Inc.	2,003	26,900
LifePoint Hospitals Inc.	1,936	90,276	(a)
National Healthcare Corp.	461	21,791
Select Medical Holdings Corp.	1,712	13,816
Skilled Healthcare Group Inc.	923	4,024	(a)
Tenet Healthcare Corp.	7,019	289,113	(a)
The Ensign Group Inc.	738	30,339
Universal Health Services Inc.	3,635	272,589
US Physical Therapy Inc.	523	16,255
Vanguard Health Systems Inc.	1,251	26,283	(a)
VCA Antech Inc.	3,608	99,076	(a)
		1,517,328
Healthcare Services—0.2%
Accretive Health Inc.	2,158	19,681	(a)
Addus HomeCare Corp.	264	7,648	(a)
Air Methods Corp.	1,505	64,113
Alliance HealthCare Services Inc.	148	4,098	(a)
Almost Family Inc.	357	6,937
Amedisys Inc.	1,031	17,754	(a)
AMN Healthcare Services Inc.	1,712	23,557	(a)
Bio-Reference Labs Inc.	932	27,848	(a)
BioScrip Inc.	2,183	19,167	(a)
Chemed Corp.	733	52,410
Corvel Corp.	381	14,086	(a)
Cross Country Healthcare Inc.	1,256	7,611	(a)
DaVita Healthcare Partners Inc.	12,277	698,561	(a)
ExamWorks Group Inc.	1,133	29,447	(a)
Express Scripts Holding Co.	56,622	3,498,107	(a)
Gentiva Health Services Inc.	1,040	12,522	(a)
Healthways Inc.	1,281	23,711	(a)
IPC The Hospitalist Company Inc.	635	32,391	(a)
Laboratory Corporation of America Holdings	6,269	621,509	(a)
Landauer Inc.	322	16,503
LHC Group Inc.	416	9,759	(a)
MEDNAX Inc.	2,060	206,824	(a)
National Research Corp.	433	8,153	(a)
Omnicare Inc.	4,209	233,599
Quest Diagnostics Inc.	10,568	652,997
Team Health Holdings Inc.	2,660	100,920	(a)
The Providence Service Corp.	401	11,505	(a)
		6,421,418
Healthcare Supplies—0.1%
Align Technology Inc.	2,773	133,437	(a)
Anika Therapeutics Inc.	351	8,410	(a)
Antares Pharma Inc.	3,863	15,684	(a)
Atrion Corp.	61	15,785
Cerus Corp.	2,751	18,459	(a)
DENTSPLY International Inc.	9,903	429,889
Derma Sciences Inc.	524	6,487	(a)
Endologix Inc.	2,344	37,809	(a)
Haemonetics Corp.	1,995	79,561	(a)

ICU Medical Inc.	478	32,470	(a)
Medical Action Industries Inc.	676	4,489	(a)
Meridian Bioscience Inc.	1,539	36,397
Merit Medical Systems Inc.	1,500	18,195	(a)
Neogen Corp.	909	55,194	(a)
OraSure Technologies Inc.	1,918	11,527	(a)
Quidel Corp.	1,070	30,388	(a)
Rochester Medical Corp.	475	9,481	(a)
RTI Biologics Inc.	2,636	9,859	(a)
Spectranetics Corp.	1,506	25,271	(a)
Staar Surgical Co.	1,340	18,144	(a)
TearLab Corp.	1,001	11,071	(a)
The Cooper Companies Inc.	1,991	258,213
Utah Medical Products Inc.	97	5,766
Vascular Solutions Inc.	716	12,029	(a)
West Pharmaceutical Services Inc.	2,730	112,339
		1,396,354
Healthcare Technology—0.1%
Allscripts Healthcare Solutions Inc.	6,453	95,956	(a)
athenahealth Inc.	1,416	153,721	(a)
Cerner Corp.	20,526	1,078,641	(a)
Computer Programs & Systems Inc.	393	22,991
Greenway Medical Technologies	486	10,036	(a)
HealthStream Inc.	733	27,766	(a)
HMS Holdings Corp.	6,941	149,301	(a)
MedAssets Inc.	2,309	58,695	(a)
Medidata Solutions Inc.	1,023	101,205	(a)
Merge Healthcare Inc.	2,971	7,754	(a)
Omnicell Inc.	1,273	30,145	(a)
Quality Systems Inc.	1,499	32,573
Vocera Communications Inc.	798	14,843	(a)
		1,783,627
Heavy Electrical Equipment—0.0% *
AZZ Inc.	979	40,981
Capstone Turbine Corp.	10,402	12,274	(a)
Global Power Equipment Group Inc.	790	15,887
Power Solutions International Inc.	50	2,956	(a)
PowerSecure International Inc.	774	12,423	(a)
		84,521
Home Building—0.1%
Beazer Homes USA Inc.	922	16,596	(a)
Cavco Industries Inc.	224	12,757	(a)
DR Horton Inc.	19,775	384,228
Hovnanian Enterprises Inc.	4,811	25,162	(a)
KB Home	6,629	119,455
Lennar Corp.	11,459	405,649
M/I Homes Inc.	814	16,785	(a)
MDC Holdings Inc.	3,114	93,451
Meritage Homes Corp.	1,401	60,173	(a)
NVR Inc.	173	159,020	(a)
PulteGroup Inc.	24,276	400,554
Standard Pacific Corp.	5,753	45,506	(a)
The Ryland Group Inc.	1,798	72,891
Toll Brothers Inc.	6,184	200,547	(a)
TRI Pointe Homes Inc.	580	8,514	(a)
UCP Inc.	169	2,508	(a)
WCI Communities Inc.	259	4,470	(a)
William Lyon Homes	554	11,257	(a)
		2,039,523

Home Entertainment Software—0.0% *
Electronic Arts Inc.	21,336	545,135	(a)
Glu Mobile Inc.	2,887	8,055	(a)
Rosetta Stone Inc.	489	7,936	(a)
Take-Two Interactive Software Inc.	3,103	56,350	(a)
		617,476
Home Furnishing Retail—0.1%
Aaron’s Inc.	3,095	85,732
Bed Bath & Beyond Inc.	15,148	1,171,849	(a)
Haverty Furniture Cos. Inc.	678	16,631
Kirkland’s Inc.	412	7,597	(a)
Mattress Firm Holding Corp.	531	16,886	(a)
Pier 1 Imports Inc.	3,688	71,990
Restoration Hardware Holdings Inc.	685	43,395	(a)
Select Comfort Corp.	2,144	52,206	(a)
Williams-Sonoma Inc.	3,621	203,500
		1,669,786
Home Furnishings—0.0% *
Bassett Furniture Industries Inc.	529	8,564
Ethan Allen Interiors Inc.	949	26,449
Flexsteel Industries Inc.	169	4,220
Hooker Furniture Corp.	463	6,922
La-Z-Boy Inc.	2,010	45,647
Leggett & Platt Inc.	9,754	294,083
Mohawk Industries Inc.	2,478	322,759	(a)
Tempur-Sealy International Inc.	2,461	108,186	(a)
		816,830
Home Improvement Retail—0.4%
Lowe’s Companies Inc.	73,145	3,482,434
Lumber Liquidators Holdings Inc.	1,043	111,236	(a)
Sears Hometown and Outlet Stores Inc.	379	12,033	(a)
The Home Depot Inc.	99,611	7,555,494
Tile Shop Holdings Inc.	764	22,530	(a)
		11,183,727
Hotels, Resorts & Cruise Lines—0.1%
Carnival Corp.	30,452	993,953
Diamond Resorts International Inc.	584	10,985	(a)
Interval Leisure Group Inc.	1,479	34,949
Marcus Corp.	919	13,353
Marriott International Inc.	15,821	665,431
Marriott Vacations Worldwide Corp.	1,111	48,884	(a)
Morgans Hotel Group Co.	1,116	8,582	(a)
Orient-Express Hotels Ltd.	3,641	47,260	(a)
Starwood Hotels & Resorts Worldwide Inc.	13,561	901,129
Wyndham Worldwide Corp.	9,252	564,095
		3,288,621
Household Appliances—0.0% *
Helen of Troy Ltd.	1,229	54,322	(a)
iRobot Corp.	1,082	40,759	(a)
NACCO Industries Inc.	177	9,809
Whirlpool Corp.	5,515	807,617
		912,507
Household Products—0.8%
Central Garden and Pet Co.	1,814	12,426	(a)
Church & Dwight Company Inc.	5,636	338,442
Colgate-Palmolive Co.	61,288	3,634,378
Energizer Holdings Inc.	2,533	230,883
Harbinger Group Inc.	1,300	13,481	(a)

Kimberly-Clark Corp.	26,639	2,509,927
Oil-Dri Corporation of America	199	6,714
Orchids Paper Products Co.	206	5,700
Spectrum Brands Holdings Inc.	795	52,343
The Clorox Co.	9,074	741,527
The Procter & Gamble Co.	190,446	14,395,813
WD-40 Co.	592	38,421
		21,980,055
Housewares & Specialties—0.0% *
Blyth Inc.	195	2,697
CSS Industries Inc.	362	8,692
EveryWare Global Inc.	432	4,925	(a)
Jarden Corp.	4,810	232,804	(a)
Libbey Inc.	749	17,811	(a)
Lifetime Brands Inc.	415	6,345
Newell Rubbermaid Inc.	20,041	551,128
Tupperware Brands Corp.	2,104	181,722
		1,006,124
Human Resource & Employment Services—0.0% *
Barrett Business Services Inc.	252	16,962
CDI Corp.	625	9,569
GP Strategies Corp.	648	16,991	(a)
Heidrick & Struggles International Inc.	476	9,073
Insperity Inc.	813	30,569
Kelly Services Inc.	884	17,211
Kforce Inc.	897	15,868
Korn/Ferry International	1,823	39,012	(a)
ManpowerGroup Inc.	3,185	231,677
On Assignment Inc.	1,746	57,618	(a)
Robert Half International Inc.	9,639	376,210
Towers Watson & Co.	2,618	280,021
TrueBlue Inc.	1,533	36,807	(a)
WageWorks Inc.	922	46,515	(a)
		1,184,103
Hypermarkets & Super Centers—0.4%
Costco Wholesale Corp.	30,369	3,496,079
Pricesmart Inc.	734	69,906
Wal-Mart Stores Inc.	113,190	8,371,533
		11,937,518
Independent Power Producers & Energy Traders—0.0% *
AES Corp.	42,829	569,197
Atlantic Power Corp.	4,145	17,865
Dynegy Inc.	3,746	72,372	(a)
Genie Energy Ltd.	221	2,166
NRG Energy Inc.	22,469	614,078
Ormat Technologies Inc.	562	15,045
		1,290,723
Industrial Conglomerates—0.9%
3M Co.	45,152	5,391,600
Carlisle Companies Inc.	2,596	182,473
Danaher Corp.	41,601	2,883,781
General Electric Co.	708,151	16,917,728	(c)
Raven Industries Inc.	1,365	44,649
		25,420,231
Industrial Gases—0.2%
Air Products & Chemicals Inc.	14,582	1,554,004
Airgas Inc.	4,580	485,709
Praxair Inc.	20,505	2,464,906
		4,504,619

Industrial Machinery—0.5%
Actuant Corp.	2,850	110,694
Albany International Corp.	1,051	37,699
Altra Holdings Inc.	1,019	27,421
Ampco-Pittsburgh Corp.	386	6,917
Barnes Group Inc.	2,079	72,599
Blount International Inc.	1,835	22,222	(a)
Briggs & Stratton Corp.	1,759	35,391
Chart Industries Inc.	1,148	141,250	(a)
CIRCOR International Inc.	666	41,412
CLARCOR Inc.	3,724	206,794
Columbus McKinnon Corp.	652	15,668	(a)
Crane Co.	1,986	122,477
Donaldson Company Inc.	5,500	209,715
Dover Corp.	11,872	1,066,462
Dynamic Materials Corp.	437	10,130
Energy Recovery Inc.	1,522	11,035	(a)
EnPro Industries Inc.	800	48,168	(a)
ESCO Technologies Inc.	979	32,532
Flow International Corp.	2,323	9,269	(a)
Flowserve Corp.	9,784	610,424
Global Brass & Copper Holdings Inc.	380	6,665	(a)
Graco Inc.	2,497	184,928
Graham Corp.	319	11,525
Hardinge Inc.	535	8,266
Harsco Corp.	3,285	81,796
Hurco Companies Inc.	266	6,879
Hyster-Yale Materials Handling Inc.	395	35,420
IDEX Corp.	3,326	217,021
Illinois Tool Works Inc.	28,657	2,185,669
Ingersoll-Rand PLC	18,826	1,222,560
ITT Corp.	3,675	132,116
John Bean Technologies Corp.	1,113	27,691
Kadant Inc.	376	12,630
Kaydon Corp.	1,243	44,151
Kennametal Inc.	3,168	144,461
LB Foster Co.	415	18,982
Lincoln Electric Holdings Inc.	3,344	222,777
Lydall Inc.	781	13,410	(a)
Mueller Industries Inc.	1,084	60,346
Mueller Water Products Inc.	6,000	47,940
NN Inc.	456	7,095
Nordson Corp.	2,456	180,835
Omega Flex Inc.	130	2,456
Pall Corp.	7,782	599,525
Parker Hannifin Corp.	10,377	1,128,187
Pentair Ltd.	13,854	899,679
PMFG Inc.	1,033	7,644	(a)
Proto Labs Inc.	670	51,181	(a)
RBC Bearings Inc.	875	57,654	(a)
Rexnord Corp.	1,074	22,339	(a)
Snap-on Inc.	4,033	401,283
SPX Corp.	1,845	156,161
Standex International Corp.	479	28,453
Stanley Black & Decker Inc.	11,136	1,008,588
Sun Hydraulics Corp.	802	29,073
Tecumseh Products Co.	518	4,636	(a)
Tennant Co.	677	41,974
The ExOne Co.	252	10,735	(a)

The Gorman-Rupp Co.	544	21,825
The Middleby Corp.	686	143,312	(a)
Timken Co.	3,247	196,119
Trimas Corp.	1,686	62,888	(a)
Valmont Industries Inc.	1,089	151,273
Watts Water Technologies Inc.	1,113	62,740
Woodward Inc.	5,125	209,254
Xerium Technologies Inc.	518	6,004	(a)
Xylem Inc.	12,771	356,694
		13,371,119
Industrial REITs—0.1%
DCT Industrial Trust Inc.	11,295	81,211
EastGroup Properties Inc.	1,185	70,164
First Industrial Realty Trust Inc.	4,084	66,447
Monmouth Real Estate Investment Corp.	1,901	17,242
Prologis Inc.	34,681	1,304,699
Rexford Industrial Realty Inc.	443	5,985	(a)
STAG Industrial Inc.	1,559	31,367
Terreno Realty Corp.	775	13,764
		1,590,879
Insurance Brokers—0.1%
Aon PLC	21,385	1,591,899
Arthur J Gallagher & Co.	5,195	226,762
Brown & Brown Inc.	4,835	155,204
Crawford & Co.	753	7,304
eHealth Inc.	721	23,259	(a)
Marsh & McLennan Companies Inc.	38,227	1,664,786
		3,669,214
Integrated Oil & Gas—1.7%
Chevron Corp.	134,348	16,323,282
Exxon Mobil Corp.	306,075	26,334,693
Hess Corp.	20,063	1,551,673
Occidental Petroleum Corp.	56,034	5,241,420
		49,451,068
Integrated Telecommunication Services—0.8%
AT&T Inc.	369,315	12,490,233
Atlantic Tele-Network Inc.	395	20,591
Cbeyond Inc.	851	5,455	(a)
CenturyLink Inc.	41,781	1,311,088
Cincinnati Bell Inc.	7,575	20,604	(a)
Consolidated Communications Holdings Inc.	1,762	30,377
Fairpoint Communications Inc.	559	5,338	(a)
Frontier Communications Corp.	70,376	293,468
General Communication Inc.	1,228	11,691	(a)
Hawaiian Telcom Holdco Inc.	523	13,912	(a)
HickoryTech Corp.	768	8,740
IDT Corp.	666	11,821
Primus Telecommunications Group Inc.	480	1,627
Verizon Communications Inc.	198,995	9,285,107
Windstream Holdings Inc.	40,775	326,200
		23,836,252
Internet Retail—0.5%
1-800-Flowers.com Inc.	1,180	5,817	(a)
Amazon.com Inc.	25,735	8,045,791	(a)
Blue Nile Inc.	441	18,050	(a)
Expedia Inc.	7,451	385,887
Netflix Inc.	4,098	1,267,143	(a)
Nutrisystem Inc.	835	12,007
Orbitz Worldwide Inc.	816	7,858	(a)

Overstock.com Inc.	411	12,194	(a)
PetMed Express Inc.	911	14,840
priceline.com Inc.	3,582	3,621,223	(a)
RetailMeNot Inc.	340	12,094	(a)
Shutterfly Inc.	1,466	81,920	(a)
TripAdvisor Inc.	7,761	588,594	(a)
Vitacost.com Inc.	979	8,322	(a)
		14,081,740
Internet Software & Services—0.9%
Akamai Technologies Inc.	12,396	640,873	(a)
Angie’s List Inc.	1,603	36,067	(a)
AOL Inc.	3,126	108,097	(a)
Bankrate Inc.	1,720	35,380	(a)
Bazaarvoice Inc.	1,837	16,680	(a)
Blucora Inc.	1,520	34,930	(a)
Brightcove Inc.	978	11,003	(a)
Carbonite Inc.	511	7,665	(a)
ChannelAdvisor Corp.	183	6,703	(a)
comScore Inc.	1,340	38,820	(a)
Constant Contact Inc.	1,126	26,675	(a)
Cornerstone OnDemand Inc.	1,540	79,218	(a)
CoStar Group Inc.	1,083	181,836	(a)
Cvent Inc.	224	7,878	(a)
Dealertrack Technologies Inc.	1,663	71,243	(a)
Demand Media Inc.	1,391	8,791	(a)
Demandware Inc.	587	27,196	(a)
Dice Holdings Inc.	1,396	11,880	(a)
Digital River Inc.	1,236	22,087	(a)
E2open Inc.	552	12,365	(a)
EarthLink Inc.	3,517	17,409
eBay Inc.	81,021	4,520,162	(a)
eGain Corp.	588	8,873	(a)
Envestnet Inc.	876	27,156	(a)
Equinix Inc.	2,007	368,586	(a)
Global Eagle Entertainment Inc.	773	7,220	(a)
Gogo Inc.	377	6,699	(a)
Google Inc.	19,453	17,039,077	(a)
Internap Network Services Corp.	1,844	12,816	(a)
IntraLinks Holdings Inc.	1,734	15,259	(a)
j2 Global Inc.	1,778	88,047
Limelight Networks Inc.	2,946	5,686	(a)
Liquidity Services Inc.	908	30,472	(a)
LivePerson Inc.	2,003	18,908	(a)
LogMeIn Inc.	861	26,734	(a)
Marchex Inc.	1,121	8,161
Marin Software Inc.	492	6,175	(a)
Marketo Inc.	255	8,129	(a)
Millennial Media Inc.	1,368	9,672	(a)
Monster Worldwide Inc.	9,222	40,761	(a)
Move Inc.	1,406	23,832	(a)
NIC Inc.	2,447	56,550
OpenTable Inc.	871	60,953	(a)
Perficient Inc.	1,244	22,840	(a)
QuinStreet Inc.	1,487	14,052	(a)
Rackspace Hosting Inc.	4,635	244,543	(a)
RealNetworks Inc.	992	8,492	(a)
Reis Inc.	271	4,382	(a)
Responsys Inc.	1,339	22,094	(a)
SciQuest Inc.	798	17,923	(a)

Shutterstock Inc.	253	18,398	(a)
Spark Networks Inc.	539	4,484	(a)
SPS Commerce Inc.	563	37,676	(a)
Stamps.com Inc.	485	22,276	(a)
support.com Inc.	2,323	12,660	(a)
TechTarget Inc.	776	3,872	(a)
Textura Corp.	181	7,797	(a)
The Active Network Inc.	1,927	27,575	(a)
Travelzoo Inc.	344	9,130	(a)
Tremor Video Inc.	250	2,308	(a)
Trulia Inc.	1,063	49,993	(a)
United Online Inc.	3,459	27,603
Unwired Planet Inc.	2,006	3,470	(a)
ValueClick Inc.	5,768	120,263	(a)
VeriSign Inc.	9,382	477,450	(a)
VistaPrint N.V.	1,249	70,593	(a)
Vocus Inc.	492	4,581	(a)
Web.com Group Inc.	1,582	51,162	(a)
WebMD Health Corp.	1,211	34,635	(a)
XO Group Inc.	1,158	14,961	(a)
Xoom Corp.	298	9,479	(a)
Yahoo! Inc.	65,994	2,188,361	(a)
Yelp Inc.	1,133	74,982	(a)
YuMe Inc.	225	2,385	(a)
Zillow Inc.	877	73,992	(a)
Zix Corp.	2,687	13,139	(a)
		27,490,275
Investment Banking & Brokerage—0.3%
BGC Partners Inc.	4,847	27,386
Cowen Group Inc.	4,247	14,652	(a)
E*TRADE Financial Corp.	20,173	332,855	(a)
Evercore Partners Inc.	1,227	60,405
FBR & Co.	290	7,775	(a)
FXCM Inc.	1,563	30,869
GFI Group Inc.	2,400	9,480
Greenhill & Company Inc.	2,166	108,040
INTL. FCStone Inc.	605	12,372	(a)
Investment Technology Group Inc.	1,495	23,501	(a)
KCG Holdings Inc.	2,486	21,554	(a)
Ladenburg Thalmann Financial Services Inc.	3,205	5,801	(a)
Morgan Stanley	96,708	2,606,281
Oppenheimer Holdings Inc.	481	8,547
Piper Jaffray Companies Inc.	718	24,620	(a)
Raymond James Financial Inc.	5,007	208,642
Stifel Financial Corp.	2,482	102,308	(a)
SWS Group Inc.	1,449	8,085	(a)
The Charles Schwab Corp.	80,431	1,700,311
The Goldman Sachs Group Inc.	29,045	4,595,210
		9,908,694
IT Consulting & Other Services—0.7%
Accenture PLC	44,845	3,302,386
Acxiom Corp.	5,864	166,479	(a)
CACI International Inc.	894	61,784	(a)
CIBER Inc.	3,398	11,213	(a)
Cognizant Technology Solutions Corp.	20,961	1,721,317	(a)
Computer Task Group Inc.	692	11,183
EPAM Systems Inc.	821	28,325	(a)
Forrester Research Inc.	449	16,505
Gartner Inc.	3,790	227,400	(a)

iGATE Corp.	1,240	34,422	(a)
International Business Machines Corp.	71,603	13,259,444
Leidos Holdings Inc.	2,964	134,933
Lionbridge Technologies Inc.	2,652	9,786	(a)
ManTech International Corp.	1,850	53,206
Sapient Corp.	4,241	66,032	(a)
Science Applications International Corp.	1,694	57,168
ServiceSource International Inc.	2,253	27,216	(a)
Teradata Corp.	11,348	629,133	(a)
The Hackett Group Inc.	1,197	8,535
Unisys Corp.	1,715	43,201	(a)
Virtusa Corp.	837	24,323	(a)
		19,893,991
Leisure Facilities—0.0% *
International Speedway Corp.	2,161	69,800
Life Time Fitness Inc.	3,265	168,050	(a)
Speedway Motorsports Inc.	512	9,165
Town Sports International Holdings Inc.	1,073	13,927
Vail Resorts Inc.	1,386	96,161
		357,103
Leisure Products—0.1%
Arctic Cat Inc.	487	27,783
Black Diamond Inc.	836	10,166	(a)
Brunswick Corp.	3,485	139,086
Callaway Golf Co.	3,022	21,517
Hasbro Inc.	7,956	375,046
JAKKS Pacific Inc.	971	4,360
Johnson Outdoors Inc.	212	5,686	(a)
LeapFrog Enterprises Inc.	2,381	22,429	(a)
Marine Products Corp.	446	4,050
Mattel Inc.	23,968	1,003,300
Nautilus Inc.	1,254	9,054	(a)
Polaris Industries Inc.	2,605	336,514
Smith & Wesson Holding Corp.	2,465	27,090	(a)
Sturm Ruger & Company Inc.	756	47,348
		2,033,429
Life & Health Insurance—0.4%
Aflac Inc.	32,347	2,005,191
American Equity Investment Life Holding Co.	2,434	51,650
Citizens Inc.	1,393	12,036	(a)
CNO Financial Group Inc.	8,626	124,214
FBL Financial Group Inc.	388	17,421
Independence Holding Co.	125	1,785
Kansas City Life Insurance Co.	108	4,776
Lincoln National Corp.	18,401	772,658
MetLife Inc.	77,876	3,656,278
National Western Life Insurance Co.	78	15,738
Primerica Inc.	4,371	176,326
Principal Financial Group Inc.	19,044	815,464
Protective Life Corp.	3,194	135,905
Prudential Financial Inc.	32,339	2,521,795
StanCorp Financial Group Inc.	1,808	99,476
Symetra Financial Corp.	3,129	55,759
The Phoenix Companies Inc.	206	7,966	(a)
Torchmark Corp.	6,374	461,159
Unum Group	18,285	556,595
		11,492,192

Life Sciences Tools & Services—0.2%
Accelerate Diagnostics Inc.	261	3,500	(a)
Affymetrix Inc.	2,393	14,837	(a)
Agilent Technologies Inc.	23,010	1,179,263
Albany Molecular Research Inc.	892	11,498	(a)
Bio-Rad Laboratories Inc.	815	95,811	(a)
Cambrex Corp.	1,071	14,137	(a)
Charles River Laboratories International Inc.	1,998	92,428	(a)
Covance Inc.	2,274	196,610	(a)
Fluidigm Corp.	1,099	24,112	(a)
Furiex Pharmaceuticals Inc.	213	9,370	(a)
Harvard Bioscience Inc.	1,121	5,896	(a)
Life Technologies Corp.	12,012	898,858	(a)
Luminex Corp.	1,490	29,800	(a)
Mettler-Toledo International Inc.	1,219	292,670	(a)
NeoGenomics Inc.	1,263	3,789	(a)
Pacific Biosciences of California Inc.	1,998	11,049	(a)
PAREXEL International Corp.	2,201	110,556	(a)
PerkinElmer Inc.	7,771	293,355
Sequenom Inc.	3,823	10,207	(a)
Techne Corp.	1,350	108,081
Thermo Fisher Scientific Inc.	25,073	2,310,477
Waters Corp.	5,929	629,719	(a)
		6,346,023
Managed Healthcare—0.4%
Aetna Inc.	25,880	1,656,838
Centene Corp.	2,062	131,885	(a)
Cigna Corp.	19,673	1,512,067
Health Net Inc.	3,233	102,486	(a)
Humana Inc.	10,884	1,015,804
Magellan Health Services Inc.	1,056	63,318	(a)
Molina Healthcare Inc.	1,106	39,374	(a)
Triple-S Management Corp.	847	15,576	(a)
UnitedHealth Group Inc.	70,702	5,062,970
Universal American Corp.	1,336	10,180
WellCare Health Plans Inc.	3,412	237,953	(a)
WellPoint Inc.	20,793	1,738,503
		11,586,954
Marine—0.0% *
International Shipholding Corp.	162	4,445
Kirby Corp.	2,310	199,931	(a)
Matson Inc.	3,340	87,608
Ultrapetrol Bahamas Ltd.	807	3,018	(a)
		295,002
Metal & Glass Containers—0.0% *
AEP Industries Inc.	178	13,227	(a)
Aptargroup Inc.	2,697	162,171
Ball Corp.	10,075	452,166
Berry Plastics Group Inc.	2,137	42,676	(a)
Greif Inc.	1,241	60,846
Myers Industries Inc.	1,070	21,518
Owens-Illinois Inc.	11,324	339,946	(a)
Silgan Holdings Inc.	1,782	83,754
		1,176,304
Mortgage REITs—0.0% *
AG Mortgage Investment Trust Inc.	1,126	18,714
American Capital Mortgage Investment Corp.	2,390	47,226
Anworth Mortgage Asset Corp.	5,779	27,913
Apollo Commercial Real Estate Finance Inc.	1,254	19,149

Apollo Residential Mortgage Inc.	1,198	17,479
Ares Commercial Real Estate Corp.	724	8,999
ARMOUR Residential REIT Inc.	14,697	61,727
Capstead Mortgage Corp.	3,922	46,162
Colony Financial Inc.	2,458	49,111
CYS Investments Inc.	6,964	56,617
Ellington Residential Mortgage REIT	291	4,473
Invesco Mortgage Capital Inc.	5,461	84,045
iStar Financial Inc.	3,158	38,022	(a)
JAVELIN Mortgage Investment Corp.	353	4,176
New Residential Investment Corp.	9,736	64,452
New York Mortgage Trust Inc.	2,660	16,625
NorthStar Realty Finance Corp.	9,188	85,265
PennyMac Mortgage Investment Trust	2,703	61,304
Redwood Trust Inc.	3,132	61,669
Resource Capital Corp.	4,938	29,332
Western Asset Mortgage Capital Corp.	895	14,311
ZAIS Financial Corp.	278	4,823
		821,594
Motorcycle Manufacturers—0.0% *
Harley-Davidson Inc.	15,517	996,812
Movies & Entertainment—0.7%
Carmike Cinemas Inc.	772	17,046	(a)
Cinemark Holdings Inc.	4,225	134,101
DreamWorks Animation SKG Inc.	2,900	82,534	(a)
Live Nation Entertainment Inc.	5,387	99,929	(a)
Reading International Inc.	655	4,303	(a)
Rentrak Corp.	425	13,864	(a)
The Walt Disney Co.	115,532	7,450,659
Time Warner Inc.	63,979	4,210,458
Twenty-First Century Fox Inc.	138,123	4,627,120
Viacom Inc.	30,184	2,522,779
World Wrestling Entertainment Inc.	1,198	12,184
		19,174,977
Multi-Line Insurance—0.3%
American Financial Group Inc.	2,896	156,558
American International Group Inc.	102,667	4,992,696
Assurant Inc.	5,135	277,804
Eastern Insurance Holdings Inc.	191	4,662
Fortegra Financial Corp.	285	2,425	(a)
Genworth Financial Inc.	34,198	437,392	(a)
Hartford Financial Services Group Inc.	31,654	985,072
HCC Insurance Holdings Inc.	4,073	178,479
Horace Mann Educators Corp.	1,557	44,188
Kemper Corp.	2,133	71,669
Loews Corp.	21,285	994,861
		8,145,806
Multi-Sector Holdings—0.5%
Berkshire Hathaway Inc.	125,162	14,207,138	(a)
Leucadia National Corp.	21,808	594,050
PICO Holdings Inc.	742	16,072	(a)
		14,817,260
Multi-Utilities—0.5%
Alliant Energy Corp.	4,513	223,619
Ameren Corp.	16,883	588,204
Avista Corp.	2,269	59,902
Black Hills Corp.	3,541	176,554
CenterPoint Energy Inc.	29,821	714,809

CMS Energy Corp.	18,464	485,972
Consolidated Edison Inc.	20,372	1,123,312
Dominion Resources Inc.	40,269	2,516,007
DTE Energy Co.	12,172	803,109
Integrys Energy Group Inc.	5,578	311,754
MDU Resources Group Inc.	7,682	214,865
NiSource Inc.	21,749	671,827
NorthWestern Corp.	1,458	65,493
PG&E Corp.	30,975	1,267,497
Public Service Enterprise Group Inc.	35,187	1,158,708
SCANA Corp.	9,677	445,529
Sempra Energy	15,800	1,352,480
TECO Energy Inc.	14,129	233,694
Vectren Corp.	3,351	111,756
Wisconsin Energy Corp.	15,841	639,660
		13,164,751
Office Electronics—0.0% *
Xerox Corp.	80,601	829,384
Zebra Technologies Corp.	2,067	94,111	(a)
		923,495
Office REITs—0.1%
Alexandria Real Estate Equities Inc.	2,907	185,612
BioMed Realty Trust Inc.	7,819	145,355
Boston Properties Inc.	10,600	1,133,140
Coresite Realty Corp.	776	26,337
Corporate Office Properties Trust	3,558	82,190
CyrusOne Inc.	752	14,273
DuPont Fabros Technology Inc.	2,404	61,951
Franklin Street Properties Corp.	3,456	44,029
Government Properties Income Trust	2,095	50,133
Gramercy Property Trust Inc.	2,686	11,147	(a)
Highwoods Properties Inc.	7,119	251,372
Hudson Pacific Properties Inc.	1,560	30,342
Kilroy Realty Corp.	3,305	165,085
Mack-Cali Realty Corp.	3,585	78,655
MPG Office Trust Inc.	2,305	7,215	(a)
Parkway Properties Inc.	1,797	31,933
SL Green Realty Corp.	3,743	332,528
		2,651,297
Office Services & Supplies—0.0% *
ACCO Brands Corp.	4,269	28,346	(a)
ARC Document Solutions Inc.	1,104	5,067	(a)
Avery Dennison Corp.	6,801	295,980
Costa Inc.	408	7,760	(a)
Herman Miller Inc.	4,643	135,483
HNI Corp.	3,604	130,393
Interface Inc.	2,248	44,600
Kimball International Inc.	1,029	11,412
Knoll Inc.	1,797	30,441
Mine Safety Appliances Co.	2,394	123,554
NL Industries Inc.	305	3,462
Pitney Bowes Inc.	14,093	256,352
Steelcase Inc.	3,238	53,816
United Stationers Inc.	1,541	67,033
West Corp.	870	19,288
		1,212,987

Oil & Gas Drilling—0.1%
Atwood Oceanics Inc.	2,343	128,959	(a)
Diamond Offshore Drilling Inc.	4,909	305,929
Ensco PLC	16,249	873,384
Helmerich & Payne Inc.	7,402	510,368
Hercules Offshore Inc.	6,029	44,434	(a)
Nabors Industries Ltd.	17,805	285,948
Noble Corp.	17,629	665,847
Parker Drilling Co.	4,456	25,399	(a)
Patterson-UTI Energy Inc.	5,997	128,216
Pioneer Energy Services Corp.	2,181	16,379	(a)
Rowan Companies PLC	8,512	312,561	(a)
Unit Corp.	1,780	82,752	(a)
Vantage Drilling Co.	8,521	14,741	(a)
		3,394,917
Oil & Gas Equipment & Services—0.7%
Baker Hughes Inc.	30,815	1,513,017
Basic Energy Services Inc.	1,093	13,816	(a)
Bolt Technology Corp.	365	6,588
Bristow Group Inc.	1,339	97,426
C&J Energy Services Inc.	1,714	34,417	(a)
Cal Dive International Inc.	2,825	5,791	(a)
Cameron International Corp.	17,121	999,353	(a)
CARBO Ceramics Inc.	1,578	156,396
Dawson Geophysical Co.	244	7,923	(a)
Dresser-Rand Group Inc.	3,103	193,627	(a)
Dril-Quip Inc.	1,651	189,452	(a)
Era Group Inc.	679	18,455	(a)
Exterran Holdings Inc.	2,211	60,957	(a)
FMC Technologies Inc.	16,481	913,377	(a)
Forum Energy Technologies Inc.	1,518	41,001	(a)
Geospace Technologies Corp.	492	41,476	(a)
Global Geophysical Services Inc.	1,033	2,799	(a)
Gulf Island Fabrication Inc.	442	10,833
Gulfmark Offshore Inc.	1,028	52,315
Halliburton Co.	58,806	2,831,509
Helix Energy Solutions Group Inc.	8,073	204,812	(a)
Hornbeck Offshore Services Inc.	1,393	80,014	(a)
ION Geophysical Corp.	4,961	25,797	(a)
Key Energy Services Inc.	5,556	40,503	(a)
Matrix Service Co.	923	18,109	(a)
Mitcham Industries Inc.	594	9,082	(a)
National Oilwell Varco Inc.	29,733	2,322,445
Natural Gas Services Group Inc.	546	14,644	(a)
Newpark Resources Inc.	3,240	41,018	(a)
Nuverra Environmental Solutions Inc.	5,206	11,922	(a)
Oceaneering International Inc.	4,401	357,537
Oil States International Inc.	2,244	232,164	(a)
PHI Inc.	442	16,668	(a)
RigNet Inc.	515	18,653	(a)
Schlumberger Ltd.	92,013	8,130,269
SEACOR Holdings Inc.	787	71,176
Superior Energy Services Inc.	6,493	162,585	(a)
Tesco Corp.	1,049	17,382	(a)
TETRA Technologies Inc.	2,967	37,177	(a)
TGC Industries Inc.	715	5,641
Tidewater Inc.	2,014	119,410
Willbros Group Inc.	1,511	13,871	(a)
		19,141,407

Oil & Gas Exploration & Production—1.1%
Abraxas Petroleum Corp.	4,054	10,419	(a)
Anadarko Petroleum Corp.	34,960	3,250,930
Apache Corp.	28,085	2,391,157
Apco Oil and Gas International Inc.	434	6,189	(a)
Approach Resources Inc.	1,272	33,428	(a)
Athlon Energy Inc.	637	20,830	(a)
Berry Petroleum Co.	2,028	87,468
Bill Barrett Corp.	3,839	96,397	(a)
Bonanza Creek Energy Inc.	1,123	54,196	(a)
BPZ Resources Inc.	4,828	9,415	(a)
Cabot Oil & Gas Corp.	29,266	1,092,207
Callon Petroleum Co.	1,895	10,366	(a)
Carrizo Oil & Gas Inc.	1,521	56,748	(a)
Chesapeake Energy Corp.	35,245	912,141
Cimarex Energy Co.	3,518	339,135
Clayton Williams Energy Inc.	267	14,009	(a)
Comstock Resources Inc.	1,779	28,304
ConocoPhillips	85,048	5,911,686
Contango Oil & Gas Co.	563	20,690
Crimson Exploration Inc.	1,036	3,118	(a)
Denbury Resources Inc.	25,920	477,187	(a)
Devon Energy Corp.	26,544	1,533,181
Diamondback Energy Inc.	651	27,759	(a)
Emerald Oil Inc.	1,526	10,972	(a)
Endeavour International Corp.	1,510	8,078	(a)
Energen Corp.	2,938	224,434
Energy XXI Bermuda Ltd.	3,021	91,234
EOG Resources Inc.	18,945	3,207,010
EPL Oil & Gas Inc.	1,119	41,526	(a)
EQT Corp.	10,476	929,431
Evolution Petroleum Corp.	603	6,790	(a)
EXCO Resources Inc.	5,025	33,868
Forest Oil Corp.	4,349	26,529	(a)
FX Energy Inc.	2,499	8,597	(a)
Gastar Exploration Ltd.	2,242	8,856	(a)
Goodrich Petroleum Corp.	952	23,124	(a)
Halcon Resources Corp.	8,541	37,837	(a)
Isramco Inc.	44	5,454	(a)
Jones Energy Inc.	292	4,792	(a)
Kodiak Oil & Gas Corp.	10,196	122,964	(a)
Magnum Hunter Resources Corp.	6,940	42,820	(a)
Marathon Oil Corp.	49,359	1,721,642
Matador Resources Co.	2,181	35,616	(a)
Midstates Petroleum Company Inc.	1,128	5,787	(a)
Miller Energy Resources Inc.	1,114	8,088	(a)
Murphy Oil Corp.	12,223	737,291
Newfield Exploration Co.	9,482	259,522	(a)
Noble Energy Inc.	24,979	1,673,843
Northern Oil and Gas Inc.	2,385	34,415	(a)
Panhandle Oil and Gas Inc.	255	7,211
PDC Energy Inc.	1,300	77,402	(a)
Penn Virginia Corp.	2,028	13,486	(a)
PetroQuest Energy Inc.	2,680	10,747	(a)
Pioneer Natural Resources Co.	9,636	1,819,277
QEP Resources Inc.	12,351	341,999
Quicksilver Resources Inc.	5,633	11,097	(a)
Range Resources Corp.	11,367	862,642
Resolute Energy Corp.	2,818	23,558	(a)

Rex Energy Corp.	1,676	37,375	(a)
Rosetta Resources Inc.	4,828	262,933	(a)
Sanchez Energy Corp.	1,392	36,763	(a)
SM Energy Co.	2,723	210,188
Southwestern Energy Co.	24,454	889,636	(a)
Stone Energy Corp.	1,886	61,163	(a)
Swift Energy Co.	1,568	17,906	(a)
Synergy Resources Corp.	1,861	18,145	(a)
Triangle Petroleum Corp.	2,462	24,177	(a)
Vaalco Energy Inc.	2,654	14,809	(a)
W&T Offshore Inc.	1,280	22,682
Warren Resources Inc.	3,392	9,939	(a)
WPX Energy Inc.	14,071	271,007	(a)
		30,741,622
Oil & Gas Refining & Marketing—0.2%
Adams Resources & Energy Inc.	101	5,607
Alon USA Energy Inc.	993	10,139
Amyris Inc.	1,627	3,758	(a)
Clean Energy Fuels Corp.	2,489	31,809	(a)
Delek US Holdings Inc.	1,436	30,285
Green Plains Renewable Energy Inc.	905	14,525
HollyFrontier Corp.	8,129	342,312
Marathon Petroleum Corp.	21,776	1,400,632
Phillips 66	42,495	2,457,061
Renewable Energy Group Inc.	830	12,574	(a)
Rentech Inc.	725	1,436
REX American Resources Corp.	216	6,640	(a)
Tesoro Corp.	9,402	413,500
Valero Energy Corp.	37,710	1,287,796
Western Refining Inc.	2,117	63,595
World Fuel Services Corp.	2,963	110,550
		6,192,219
Oil & Gas Storage & Transportation—0.2%
Crosstex Energy Inc.	1,771	36,996
Frontline Ltd.	2,607	6,909	(a)
GasLog Ltd.	1,190	17,767
Kinder Morgan Inc.	46,829	1,665,708
Knightsbridge Tankers Ltd.	1,214	12,346
Nordic American Tankers Ltd.	2,413	19,883
Scorpio Tankers Inc.	6,707	65,460
SemGroup Corp.	1,620	92,373
Ship Finance International Ltd.	2,005	30,616
Spectra Energy Corp.	46,554	1,593,544
Targa Resources Corp.	1,293	94,337
Teekay Tankers Ltd.	3,247	8,507
The Williams Companies Inc.	47,517	1,727,718
		5,372,164
Packaged Foods & Meats—0.6%
Annie’s Inc.	490	24,059	(a)
B&G Foods Inc.	2,052	70,897
Boulder Brands Inc.	2,207	35,400	(a)
Cal-Maine Foods Inc.	563	27,080
Calavo Growers Inc.	532	16,088
Campbell Soup Co.	12,415	505,415
Chiquita Brands International Inc.	1,668	21,117	(a)
ConAgra Foods Inc.	29,362	890,843
Dean Foods Co.	3,827	73,861	(a)
Diamond Foods Inc.	795	18,746	(a)
Dole Food Company Inc.	1,771	24,121	(a)

Farmer Bros Co.	380	5,723	(a)
Flowers Foods Inc.	7,121	152,674
General Mills Inc.	44,635	2,138,909
Green Mountain Coffee Roasters Inc.	5,334	401,810	(a)
Hillshire Brands Co.	5,008	153,946
Hormel Foods Corp.	9,344	393,569
Inventure Foods Inc.	575	6,038	(a)
J&J Snack Foods Corp.	572	46,172
John B Sanfilippo & Son Inc.	357	8,279
Kellogg Co.	17,900	1,051,267
Kraft Foods Group Inc.	41,420	2,172,065
Lancaster Colony Corp.	1,470	115,086
Lifeway Foods Inc.	157	2,121
McCormick & Company Inc.	9,184	594,205
Mead Johnson Nutrition Co.	14,078	1,045,432
Mondelez International Inc.	123,832	3,890,801
Omega Protein Corp.	877	8,919	(a)
Pilgrim’s Pride Corp.	2,198	36,904	(a)
Post Holdings Inc.	2,580	104,155	(a)
Sanderson Farms Inc.	889	57,998
Seaboard Corp.	11	30,228
Seneca Foods Corp.	360	10,832	(a)
Snyders-Lance Inc.	1,824	52,622
The Hain Celestial Group Inc.	1,446	111,516	(a)
The Hershey Co.	10,403	962,278
The JM Smucker Co.	7,314	768,263
Tootsie Roll Industries Inc.	1,519	46,816
TreeHouse Foods Inc.	1,407	94,030	(a)
Tyson Foods Inc.	19,362	547,557
WhiteWave Foods Co.	7,044	140,669	(a)
		16,858,511
Paper Packaging—0.1%
Bemis Company Inc.	7,246	282,666
Boise Inc.	3,843	48,422
Graphic Packaging Holding Co.	8,143	69,704	(a)
MeadWestvaco Corp.	12,292	471,767
Packaging Corporation of America	3,999	228,303
Rock Tenn Co.	2,927	296,417
Sealed Air Corp.	13,525	367,745
Sonoco Products Co.	4,086	159,109
UFP Technologies Inc.	197	4,486	(a)
		1,928,619
Paper Products—0.1%
Clearwater Paper Corp.	849	40,557	(a)
Domtar Corp.	1,329	105,549
International Paper Co.	31,018	1,389,606
KapStone Paper and Packaging Corp.	1,585	67,838
Neenah Paper Inc.	587	23,075
PH Glatfelter Co.	1,644	44,503
Resolute Forest Products Inc.	2,366	31,278	(a)
Schweitzer-Mauduit International Inc.	1,220	73,847
Wausau Paper Corp.	2,045	26,565
		1,802,818
Personal Products—0.1%
Avon Products Inc.	30,174	621,584
Elizabeth Arden Inc.	996	36,772	(a)
Inter Parfums Inc.	614	18,414
Lifevantage Corp.	4,684	11,148	(a)
Medifast Inc.	489	13,149	(a)

Nature’s Sunshine Products Inc.	511	9,745
Nutraceutical International Corp.	300	7,122
Prestige Brands Holdings Inc.	1,972	59,397	(a)
Revlon Inc.	343	9,525	(a)
Star Scientific Inc.	7,065	13,494	(a)
Synutra International Inc.	936	4,961	(a)
The Estee Lauder Companies Inc.	17,785	1,243,171
The Female Health Co.	853	8,419
USANA Health Sciences Inc.	221	19,181	(a)
		2,076,082
Pharmaceuticals—2.2%
AbbVie Inc.	110,253	4,931,617
AcelRx Pharmaceuticals Inc.	746	8,034	(a)
Actavis Inc.	12,049	1,735,056	(a)
Akorn Inc.	2,200	43,296	(a)
Alimera Sciences Inc.	1,013	3,809	(a)
Allergan Inc.	20,644	1,867,250
Ampio Pharmaceuticals Inc.	1,207	9,052	(a)
Aratana Therapeutics Inc.	220	3,595	(a)
Auxilium Pharmaceuticals Inc.	1,833	33,415	(a)
AVANIR Pharmaceuticals Inc.	5,326	22,582	(a)
BioDelivery Sciences International Inc.	1,377	7,477	(a)
Bristol-Myers Squibb Co.	114,487	5,298,458
Cadence Pharmaceuticals Inc.	2,222	14,021	(a)
Cempra Inc.	556	6,394	(a)
Corcept Therapeutics Inc.	2,736	4,350	(a)
Cornerstone Therapeutics Inc.	258	2,428	(a)
Depomed Inc.	2,158	16,142	(a)
Eli Lilly & Co.	68,948	3,470,153
Endo Health Solutions Inc.	4,646	211,114	(a)
Endocyte Inc.	1,109	14,783	(a)
Forest Laboratories Inc.	16,435	703,254	(a)
Hi-Tech Pharmacal Company Inc.	427	18,425
Horizon Pharma Inc.	2,128	7,193	(a)
Hospira Inc.	11,480	450,246	(a)
Impax Laboratories Inc.	2,616	53,654	(a)
Johnson & Johnson	195,961	16,987,859
Lannett Company Inc.	720	15,710	(a)
Mallinckrodt PLC	2,349	103,567	(a)
Merck & Company Inc.	203,496	9,688,444
Mylan Inc.	26,560	1,013,795	(a)
Nektar Therapeutics	4,382	45,792	(a)
Omeros Corp.	1,321	12,880	(a)
Optimer Pharmaceuticals Inc.	1,777	22,390	(a)
Pacira Pharmaceuticals Inc.	1,040	50,014	(a)
Pernix Therapeutics Holdings	433	1,182	(a)
Perrigo Co.	6,547	807,769
Pfizer Inc.	460,360	13,216,936
Pozen Inc.	1,268	7,266	(a)
Questcor Pharmaceuticals Inc.	2,008	116,464
Repros Therapeutics Inc.	828	22,190	(a)
Sagent Pharmaceuticals Inc.	686	13,994	(a)
Salix Pharmaceuticals Ltd.	2,510	167,869	(a)
Santarus Inc.	2,121	47,871	(a)
Sciclone Pharmaceuticals Inc.	1,782	9,035	(a)
Sucampo Pharmaceuticals Inc.	578	3,607	(a)
Supernus Pharmaceuticals Inc.	320	2,346	(a)
The Medicines Co.	2,303	77,196	(a)
TherapeuticsMD Inc.	2,930	8,585	(a)

ViroPharma Inc.	2,500	98,250	(a)
Vivus Inc.	3,818	35,584	(a)
XenoPort Inc.	2,036	11,564	(a)
Zoetis Inc.	34,780	1,082,354
Zogenix Inc.	2,794	5,197	(a)
		62,611,508
Precious Metals & Minerals—0.0% *
Coeur Mining Inc.	3,903	47,031	(a)
Hecla Mining Co.	13,037	40,936
Paramount Gold and Silver Corp.	5,406	6,974	(a)
Stillwater Mining Co.	4,535	49,930	(a)
		144,871
Property & Casualty Insurance—0.4%
ACE Ltd.	23,655	2,213,162
Ambac Financial Group Inc.	1,738	31,527	(a)
American Safety Insurance Holdings Ltd.	314	9,483	(a)
AMERISAFE Inc.	707	25,106
Amtrust Financial Services Inc.	1,206	47,106
Argo Group International Holdings Ltd.	1,066	45,710
Aspen Insurance Holdings Ltd.	2,749	99,761
Baldwin & Lyons Inc.	264	6,436
Cincinnati Financial Corp.	10,210	481,504
Donegal Group Inc.	510	7,135
EMC Insurance Group Inc.	124	3,742
Employers Holdings Inc.	1,165	34,647
Fidelity National Financial Inc.	8,787	233,734
Global Indemnity PLC	281	7,154	(a)
Hallmark Financial Services Inc.	817	7,247	(a)
HCI Group Inc.	324	13,232
Hilltop Holdings Inc.	2,420	44,770	(a)
Infinity Property & Casualty Corp.	421	27,197
Investors Title Co.	69	5,182
Meadowbrook Insurance Group Inc.	1,730	11,245
Mercury General Corp.	1,414	68,310
National Interstate Corp.	225	6,257
Old Republic International Corp.	9,833	151,428
OneBeacon Insurance Group Ltd.	850	12,546
RLI Corp.	819	71,597
Safety Insurance Group Inc.	551	29,186
Selective Insurance Group Inc.	2,183	53,484
State Auto Financial Corp.	519	10,868
Stewart Information Services Corp.	788	25,208
The Allstate Corp.	32,234	1,629,429
The Chubb Corp.	17,772	1,586,329
The Hanover Insurance Group Inc.	1,783	98,636
The Navigators Group Inc.	394	22,761	(a)
The Progressive Corp.	38,475	1,047,674
The Travelers Companies Inc.	25,974	2,201,816
Tower Group International Ltd.	2,230	15,610
United Fire Group Inc.	769	23,431
Universal Insurance Holdings Inc.	1,099	7,748
WR Berkley Corp.	4,460	191,156
XL Group PLC	19,896	613,195
		11,221,749
Publishing—0.1%
AH Belo Corp.	740	5,809
Daily Journal Corp.	18	2,646	(a)
Dex Media Inc.	701	5,699	(a)
EW Scripps Co.	1,119	20,534	(a)

Gannett Company Inc.	15,856	424,782
Global Sources Ltd.	829	6,151	(a)
John Wiley & Sons Inc.	1,886	89,943
Journal Communications Inc.	1,462	12,500	(a)
Martha Stewart Living Omnimedia	1,507	3,466	(a)
Meredith Corp.	2,889	137,574
News Corp.	34,651	556,495	(a)
Scholastic Corp.	2,004	57,415
The McClatchy Co.	2,905	8,715	(a)
The New York Times Co.	10,095	126,894	(a)
The Washington Post Co.	313	191,353
Valassis Communications Inc.	3,031	87,535
		1,737,511
Railroads—0.3%
CSX Corp.	70,861	1,823,962
Genesee & Wyoming Inc.	1,738	161,582	(a)
Kansas City Southern	7,668	838,572
Norfolk Southern Corp.	21,697	1,678,263
Union Pacific Corp.	32,256	5,010,647
		9,513,026
Real Estate Development—0.0% *
AV Homes Inc.	221	3,859	(a)
Forestar Group Inc.	1,311	28,226	(a)
		32,085
Real Estate Operating Companies—0.0% *
Altisource Residential Corp.	1,034	23,761
Thomas Properties Group Inc.	758	5,094
		28,855
Real Estate Services—0.0% *
CBRE Group Inc.	19,245	445,137	(a)
Jones Lang LaSalle Inc.	1,808	157,838
Kennedy-Wilson Holdings Inc.	1,970	36,563
		639,538
Regional Banks—0.6%
1st Source Corp.	508	13,675
1st United Bancorp Inc.	1,357	9,947
Access National Corp.	350	4,991
American National Bankshares Inc.	307	7,122
Ameris Bancorp.	819	15,053	(a)
Ames National Corp.	402	9,154
Arrow Financial Corp.	447	11,397
Associated Banc-Corp.	6,756	104,650
Bancfirst Corp.	288	15,572
Bancorp Inc.	1,406	24,914	(a)
BancorpSouth Inc.	7,118	141,933
Bank of Hawaii Corp.	1,816	98,881
Bank of Kentucky Financial Corp.	231	6,309
Bank of Marin Bancorp.	230	9,557
Bank of the Ozarks Inc.	1,227	58,884
Banner Corp.	720	27,475
Bar Harbor Bankshares	141	5,187
BB&T Corp.	48,956	1,652,265
BBCN Bancorp Inc.	3,021	41,569
BNC Bancorp	617	8,231
Boston Private Financial Holdings Inc.	2,966	32,923
Bridge Bancorp Inc.	375	8,063
Bridge Capital Holdings	421	7,149	(a)
Bryn Mawr Bank Corp.	516	13,917
C&F Financial Corp.	146	7,066

Camden National Corp.	348	14,233
Capital Bank Financial Corp.	1,017	22,323	(a)
Capital City Bank Group Inc.	622	7,327	(a)
Cardinal Financial Corp.	1,101	18,200
Cascade Bancorp	488	2,845	(a)
Cathay General Bancorp.	6,044	141,248
Center Bancorp Inc.	501	7,134
Centerstate Banks Inc.	1,386	13,417
Central Pacific Financial Corp.	747	13,222
Century Bancorp Inc.	118	3,933
Chemical Financial Corp.	1,024	28,590
Chemung Financial Corp.	149	5,160
Citizens & Northern Corp.	577	11,505
City Holding Co.	562	24,301
City National Corp.	1,925	128,321
CNB Financial Corp.	570	9,719
CoBiz Financial Inc.	1,169	11,293
Columbia Banking System Inc.	1,962	48,461
Commerce Bancshares Inc.	3,138	137,476
Community Bank System Inc.	1,559	53,193
Community Trust Bancorp Inc.	493	20,011
CommunityOne Bancorp	554	5,474	(a)
CU Bancorp	321	5,858	(a)
Cullen Frost Bankers Inc.	2,133	150,483
Customers Bancorp Inc.	882	14,200	(a)
CVB Financial Corp.	3,550	47,996
Eagle Bancorp Inc.	928	26,253	(a)
East West Bancorp Inc.	5,603	179,016
Enterprise Bancorp Inc.	268	5,068
Enterprise Financial Services Corp.	809	13,575
Farmers Capital Bank Corp.	270	5,902	(a)
Fidelity Southern Corp.	482	7,394
Fifth Third Bancorp	61,699	1,113,050
Financial Institutions Inc.	450	9,207
First BanCorp	781	11,285	(††)
First BanCorp	2,841	16,137	(a,††)
First Bancorp Inc.	431	7,232
First Busey Corp.	2,124	11,066
First Commonwealth Financial Corp.	4,115	31,233
First Community Bancshares Inc.	503	8,224
First Connecticut Bancorp Inc.	642	9,437
First Financial Bancorp.	2,172	32,949
First Financial Bankshares Inc.	1,240	72,937
First Financial Corp.	514	16,227
First Financial Holdings Inc.	750	41,370
First Horizon National Corp.	9,793	107,625
First Interstate Bancsystem Inc.	695	16,784
First Merchants Corp.	1,025	17,763
First Midwest Bancorp Inc.	2,826	42,701
First NBC Bank Holding Co.	199	4,852	(a)
First Niagara Financial Group Inc.	14,406	149,390
First Security Group Inc.	2,440	5,075	(a)
FirstMerit Corp.	12,989	281,991
Flushing Financial Corp.	1,091	20,129
FNB Corp.	5,674	68,826
Fulton Financial Corp.	7,892	92,179
German American Bancorp Inc.	577	14,552
Glacier Bancorp Inc.	2,796	69,089
Great Southern Bancorp Inc.	488	13,776

Guaranty Bancorp	313	4,285
Hancock Holding Co.	6,636	208,238
Hanmi Financial Corp.	1,139	18,873
Heartland Financial USA Inc.	525	14,627
Heritage Commerce Corp.	1,056	8,078
Heritage Financial Corp.	677	10,507
Heritage Oaks Bancorp	938	6,003	(a)
Home BancShares Inc.	1,762	53,512
Home Federal Bancorp Inc.	719	9,045
HomeTrust Bancshares Inc.	960	15,840	(a)
Horizon Bancorp	324	7,565
Hudson Valley Holding Corp.	764	14,348
Huntington Bancshares Inc.	58,324	481,756
Iberiabank Corp.	1,149	59,599
Independent Bank Corp.	855	30,524
Independent Bank Group Inc.	165	5,940
International Bancshares Corp.	4,372	94,566
Intervest Bancshares Corp.	759	6,019	(a)
Investors Bancorp Inc.	1,573	34,417
KeyCorp	63,407	722,840
Lakeland Bancorp Inc.	954	10,733
Lakeland Financial Corp.	571	18,643
LCNB Corp.	236	4,623
M&T Bank Corp.	9,046	1,012,428
Macatawa Bank Corp.	964	5,186	(a)
MainSource Financial Group Inc.	936	14,218
MB Financial Inc.	2,114	59,699
Mercantile Bank Corp.	407	8,865
Merchants Bancshares Inc.	189	5,472
Metro Bancorp Inc.	628	13,194	(a)
MetroCorp Bancshares Inc.	820	11,283
Middleburg Financial Corp.	228	4,396
MidSouth Bancorp Inc.	424	6,572
MidWestOne Financial Group Inc.	297	7,636
National Bank Holdings Corp.	1,936	39,765
National Bankshares Inc.	310	11,126
National Penn Bancshares Inc.	4,426	44,481
NBT Bancorp Inc.	1,658	38,101
NewBridge Bancorp	807	5,883	(a)
Northrim BanCorp Inc.	274	6,603
OFG Bancorp	1,668	27,005
Old National Bancorp	3,931	55,820
OmniAmerican Bancorp Inc.	455	11,129	(a)
Pacific Continental Corp.	831	10,894
Pacific Premier Bancorp Inc.	517	6,949	(a)
PacWest Bancorp	1,450	49,822
Palmetto Bancshares Inc.	365	4,760	(a)
Park National Corp.	445	35,191
Park Sterling Corp.	2,028	13,000
Peapack Gladstone Financial Corp.	419	7,772
Penns Woods Bancorp Inc.	142	7,074
Peoples Bancorp Inc.	523	10,920
Pinnacle Financial Partners Inc.	1,326	39,528	(a)
PNC Financial Services Group Inc.	36,965	2,678,114
Preferred Bank	546	9,713	(a)
PrivateBancorp Inc.	2,486	53,200
Prosperity Bancshares Inc.	4,563	282,176
Regions Financial Corp.	97,104	899,183
Renasant Corp.	1,148	31,191

Republic Bancorp Inc.	472	13,004
S&T Bancorp Inc.	1,064	25,770
Sandy Spring Bancorp Inc.	898	20,888
Seacoast Banking Corporation of Florida	2,476	5,373	(a)
Sierra Bancorp	626	9,847
Signature Bank	1,923	175,993	(a)
Simmons First National Corp.	530	16,478
Southside Bancshares Inc.	609	16,333
Southwest BanCorp. Inc.	632	9,360	(a)
State Bank Financial Corp.	1,396	22,155
StellarOne Corp.	806	18,135
Sterling Bancorp	1,087	14,925
Sterling Financial Corp.	1,373	39,336
Suffolk Bancorp	429	7,602	(a)
Sun Bancorp Inc.	2,128	8,150	(a)
SunTrust Banks Inc.	37,489	1,215,393
Susquehanna Bancshares Inc.	7,239	90,849
SVB Financial Group	1,854	160,130	(a)
SY Bancorp Inc.	526	14,902
Synovus Financial Corp.	39,818	131,399
Taylor Capital Group Inc.	572	12,670	(a)
TCF Financial Corp.	6,698	95,647
Texas Capital Bancshares Inc.	1,594	73,276	(a)
The First of Long Island Corp.	331	12,859
Tompkins Financial Corp.	524	24,219
TowneBank	899	12,964
Trico Bancshares	545	12,415
Tristate Capital Holdings Inc.	380	4,898	(a)
Trustmark Corp.	5,364	137,318
UMB Financial Corp.	1,280	69,555
Umpqua Holdings Corp.	4,311	69,924
Union First Market Bankshares Corp.	720	16,826
United Community Banks Inc.	1,719	25,785	(a)
Univest Corp of Pennsylvania	507	9,557
Valley National Bancorp	8,124	80,834
VantageSouth Bancshares Inc.	304	1,614	(a)
ViewPoint Financial Group Inc.	1,456	30,096
Virginia Commerce Bancorp Inc.	907	14,086	(a)
Washington Banking Co.	708	9,955
Washington Trust Bancorp Inc.	494	15,526
Webster Financial Corp.	7,171	183,076
WesBanco Inc.	971	28,868
West Bancorporation Inc.	793	10,943
Westamerica Bancorporation	2,128	105,847
Western Alliance Bancorp	2,849	53,932	(a)
Wilshire Bancorp Inc.	2,275	18,610
Wintrust Financial Corp.	1,425	58,525
Yadkin Financial Corp.	463	7,978	(a)
Zions Bancorporation	12,831	351,826
		16,738,682
Reinsurance—0.0% *
Alleghany Corp.	685	280,610	(a)
Enstar Group Ltd.	377	51,498	(a)
Everest Re Group Ltd.	1,978	287,621
Greenlight Capital Re Ltd.	1,062	30,203	(a)
Maiden Holdings Ltd.	2,096	24,754
Montpelier Re Holdings Ltd.	1,626	42,358

Platinum Underwriters Holdings Ltd.	963	57,520
Reinsurance Group of America Inc.	2,888	193,467
		968,031
Research & Consulting Services—0.1%
Acacia Research Corp.	1,858	42,845
CBIZ Inc.	1,556	11,577	(a)
CRA International Inc.	438	8,156	(a)
Equifax Inc.	8,385	501,842
Exponent Inc.	486	34,914
Franklin Covey Co.	194	3,482	(a)
FTI Consulting Inc.	3,200	120,960	(a)
Huron Consulting Group Inc.	886	46,612	(a)
ICF International Inc.	723	25,601	(a)
Mistras Group Inc.	747	12,699	(a)
National Technical Systems Inc.	249	5,690	(a)
Navigant Consulting Inc.	1,849	28,586	(a)
Nielsen Holdings N.V.	14,958	545,219
Odyssey Marine Exploration Inc.	3,468	10,439	(a)
Pendrell Corp.	5,867	11,382	(a)
Resources Connection Inc.	1,413	19,174
RPX Corp.	1,309	22,947	(a)
The Advisory Board Co.	1,367	81,309	(a)
The Corporate Executive Board Co.	2,669	193,823
The Dun & Bradstreet Corp.	2,656	275,826
VSE Corp.	118	5,540
		2,008,623
Residential REITs—0.1%
American Campus Communities Inc.	4,264	145,616
American Residential Properties Inc.	510	8,981	(a)
Apartment Investment & Management Co.	10,275	287,083
Associated Estates Realty Corp.	1,868	27,852
AvalonBay Communities Inc.	8,461	1,075,308
BRE Properties Inc.	3,140	159,386
Camden Property Trust	3,469	213,135
Campus Crest Communities Inc.	2,349	25,369
Colonial Properties Trust	3,463	77,883
Education Realty Trust Inc.	4,186	38,093
Equity Residential	23,310	1,248,717
Essex Property Trust Inc.	1,547	228,492
Home Properties Inc.	2,314	133,634
Silver Bay Realty Trust Corp.	628	9,834
Sun Communities Inc.	1,379	58,773
UDR Inc.	10,200	241,740
UMH Properties Inc.	607	6,028
		3,985,924
Restaurants—0.6%
AFC Enterprises Inc.	856	37,313	(a)
Biglari Holdings Inc.	50	20,633	(a)
BJ’s Restaurants Inc.	937	26,911	(a)
Bloomin’ Brands Inc.	2,161	51,021	(a)
Bob Evans Farms Inc.	2,169	124,219
Bravo Brio Restaurant Group Inc.	626	9,453	(a)
Brinker International Inc.	2,696	109,269
Buffalo Wild Wings Inc.	733	81,524	(a)
Carrols Restaurant Group Inc.	778	4,746	(a)
CEC Entertainment Inc.	741	33,982
Chipotle Mexican Grill Inc.	2,148	920,848	(a)
Chuy’s Holdings Inc.	558	20,027	(a)
Cracker Barrel Old Country Store Inc.	732	75,572

Darden Restaurants Inc.	8,990	416,147
Del Frisco’s Restaurant Group Inc.	333	6,717	(a)
Denny’s Corp.	3,631	22,222	(a)
DineEquity Inc.	639	44,091
Diversified Restaurant Holdings Inc.	613	4,021	(a)
Domino’s Pizza Inc.	2,265	153,907
Einstein Noah Restaurant Group Inc.	358	6,201
Fiesta Restaurant Group Inc.	758	28,546	(a)
Ignite Restaurant Group Inc.	352	5,463	(a)
Jack in the Box Inc.	1,735	69,400	(a)
Jamba Inc.	733	9,808	(a)
Krispy Kreme Doughnuts Inc.	2,539	49,104	(a)
Luby’s Inc.	972	6,979	(a)
McDonald’s Corp.	69,515	6,688,038
Nathan’s Famous Inc.	114	6,017	(a)
Noodles & Co.	208	8,875	(a)
Panera Bread Co.	1,140	180,724	(a)
Papa John’s International Inc.	621	43,395
Red Robin Gourmet Burgers Inc.	517	36,759	(a)
Ruby Tuesday Inc.	2,543	19,073	(a)
Ruth’s Hospitality Group Inc.	1,315	15,596
Sonic Corp.	2,038	36,174	(a)
Starbucks Corp.	52,254	4,021,990
Texas Roadhouse Inc.	2,430	63,860
The Cheesecake Factory Inc.	3,991	175,404
The Wendy’s Co.	11,530	97,774
Yum! Brands Inc.	31,034	2,215,517
		15,947,320
Retail REITs—0.2%
Acadia Realty Trust	2,135	52,692
Agree Realty Corp.	530	15,995
Alexander’s Inc.	81	23,176
AmREIT Inc.	605	10,497
Cedar Realty Trust Inc.	3,119	16,157
Equity One Inc.	4,985	108,972
Excel Trust Inc.	2,014	24,168
Federal Realty Investment Trust	2,672	271,074
Getty Realty Corp.	873	16,962
Glimcher Realty Trust	5,512	53,742
Inland Real Estate Corp.	3,240	33,145
Kimco Realty Corp.	28,495	575,029
Kite Realty Group Trust	3,179	18,852
National Retail Properties Inc.	4,932	156,936
Pennsylvania Real Estate Investment Trust	2,592	48,470
Ramco-Gershenson Properties Trust	2,252	34,703
Realty Income Corp.	7,979	317,165
Regency Centers Corp.	3,755	181,554
Retail Opportunity Investments Corp.	2,495	34,481
Rouse Properties Inc.	786	16,176
Saul Centers Inc.	336	15,540
Simon Property Group Inc.	21,582	3,199,100
Taubman Centers Inc.	2,597	174,804
The Macerich Co.	9,779	551,927
Urstadt Biddle Properties Inc.	803	15,964
Weingarten Realty Investors	4,566	133,921
		6,101,202

Security & Alarm Services—0.1%
The ADT Corp.	13,916	565,824
The Brink’s Co.	3,776	106,861
Tyco International Ltd.	32,157	1,124,852
		1,797,537
Semiconductor Equipment—0.1%
Advanced Energy Industries Inc.	1,465	25,667	(a)
Amkor Technology Inc.	2,179	9,348	(a)
Applied Materials Inc.	83,662	1,467,431
ATMI Inc.	1,168	30,975	(a)
Axcelis Technologies Inc.	3,265	6,889	(a)
Brooks Automation Inc.	2,396	22,307
Cabot Microelectronics Corp.	864	33,281	(a)
Cohu Inc.	759	8,281
Entegris Inc.	5,266	53,450	(a)
FormFactor Inc.	2,328	15,970	(a)
GT Advanced Technologies Inc.	4,430	37,699	(a)
KLA-Tencor Corp.	11,531	701,661
Lam Research Corp.	11,344	580,699	(a)
LTX-Credence Corp.	1,791	11,785	(a)
MKS Instruments Inc.	1,995	53,047
Nanometrics Inc.	750	12,090	(a)
PDF Solutions Inc.	890	18,913	(a)
Photronics Inc.	2,236	17,508	(a)
Rubicon Technology Inc.	808	9,785	(a)
Rudolph Technologies Inc.	1,110	12,654	(a)
SunEdison Inc.	19,868	158,348	(a)
Teradyne Inc.	13,153	217,288	(a)
Tessera Technologies Inc.	1,989	38,487
Ultra Clean Holdings Inc.	661	4,568	(a)
Ultratech Inc.	1,035	31,361	(a)
Veeco Instruments Inc.	1,502	55,919	(a)
		3,635,411
Semiconductors—0.7%
Advanced Micro Devices Inc.	24,919	94,692	(a)
Alpha & Omega Semiconductor Ltd.	694	5,837	(a)
Altera Corp.	22,225	825,881
Ambarella Inc.	701	13,684	(a)
ANADIGICS Inc.	3,653	7,196	(a)
Analog Devices Inc.	21,613	1,016,892
Applied Micro Circuits Corp.	2,738	35,320	(a)
Atmel Corp.	17,403	129,478	(a)
Broadcom Corp.	38,263	995,221
Cavium Inc.	1,967	81,040	(a)
Ceva Inc.	768	13,248	(a)
Cirrus Logic Inc.	2,438	55,294	(a)
Cree Inc.	4,885	294,028	(a)
Cypress Semiconductor Corp.	11,206	104,664	(a)
Diodes Inc.	1,361	33,345	(a)
DSP Group Inc.	969	6,831	(a)
Entropic Communications Inc.	3,025	13,250	(a)
Exar Corp.	1,647	22,086	(a)
Fairchild Semiconductor International Inc.	5,198	72,200	(a)
First Solar Inc.	4,830	194,214	(a)
GSI Technology Inc.	955	6,714	(a)
Hittite Microwave Corp.	1,209	79,008	(a)
Inphi Corp.	1,118	15,015	(a)
Integrated Device Technology Inc.	10,477	98,693	(a)
Integrated Silicon Solution Inc.	1,229	13,384	(a)

Intel Corp.	346,443	7,940,474
Intermolecular Inc.	679	3,741	(a)
International Rectifier Corp.	5,504	136,334	(a)
Intersil Corp.	10,219	114,759
IXYS Corp.	733	7,073
Kopin Corp.	3,109	12,529	(a)
Lattice Semiconductor Corp.	4,201	18,736	(a)
Linear Technology Corp.	16,225	643,483
LSI Corp.	37,503	293,273
M/A-COM Technology Solutions Holdings Inc.	296	5,038	(a)
MaxLinear Inc.	953	7,900	(a)
Micrel Inc.	1,619	14,749
Microchip Technology Inc.	13,730	553,182
Micron Technology Inc.	72,234	1,261,928	(a)
Microsemi Corp.	3,568	86,524	(a)
Mindspeed Technologies Inc.	1,873	5,694	(a)
Monolithic Power Systems Inc.	1,380	41,786
MoSys Inc.	1,573	5,852	(a)
NeoPhotonics Corp.	836	6,178	(a)
NVE Corp.	202	10,310	(a)
NVIDIA Corp.	40,259	626,430
OmniVision Technologies Inc.	2,070	31,692	(a)
Peregrine Semiconductor Corp.	927	8,315	(a)
Pericom Semiconductor Corp.	1,027	8,011	(a)
PLX Technology Inc.	1,476	8,886	(a)
PMC—Sierra Inc.	7,677	50,822	(a)
Power Integrations Inc.	1,098	59,457
Rambus Inc.	4,197	39,452	(a)
RF Micro Devices Inc.	22,214	125,287	(a)
Semtech Corp.	5,375	161,196	(a)
Sigma Designs Inc.	1,502	8,396	(a)
Silicon Image Inc.	2,904	15,507	(a)
Silicon Laboratories Inc.	1,601	68,379	(a)
Skyworks Solutions Inc.	7,638	189,728	(a)
Spansion Inc.	1,730	17,456	(a)
SunPower Corp.	1,591	41,621	(a)
Supertex Inc.	415	10,516
Synaptics Inc.	1,249	55,306	(a)
Texas Instruments Inc.	76,581	3,083,917
TriQuint Semiconductor Inc.	6,216	50,536	(a)
Volterra Semiconductor Corp.	829	19,067	(a)
Xilinx Inc.	18,526	868,128
		20,944,863
Soft Drinks—0.7%
Coca-Cola Bottling Company Consolidated	186	11,647
Coca-Cola Enterprises Inc.	17,298	695,553
Dr Pepper Snapple Group Inc.	14,164	634,830
Monster Beverage Corp.	9,435	492,979	(a)
National Beverage Corp.	508	9,073
PepsiCo Inc.	107,244	8,525,898
The Coca-Cola Co.	265,116	10,042,594
		20,412,574
Specialized Consumer Services—0.0% *
Ascent Capital Group Inc.	514	41,439	(a)
Carriage Services Inc.	491	9,525
H&R Block Inc.	18,927	504,594
Hillenbrand Inc.	2,133	58,380
JTH Holding Inc.	314	5,950	(a)
LifeLock Inc.	2,238	33,190	(a)

Mac-Gray Corp.	492	7,164
Matthews International Corp.	2,144	81,644
Outerwall Inc.	1,090	54,489	(a)
Regis Corp.	3,718	54,580
Service Corp International	8,625	160,597
Sotheby’s	5,350	262,845
Steiner Leisure Ltd.	540	31,552	(a)
Stewart Enterprises Inc.	2,698	35,452
		1,341,401
Specialized Finance—0.2%
California First National Bancorp	100	1,707
CBOE Holdings Inc.	3,569	161,426
CME Group Inc.	21,856	1,614,721
Gain Capital Holdings Inc.	400	5,036
IntercontinentalExchange Inc.	5,067	919,255	(a)
MarketAxess Holdings Inc.	1,472	88,379
Marlin Business Services Corp.	385	9,609
McGraw Hill Financial Inc.	19,142	1,255,524
Moody’s Corp.	13,492	948,892
MSCI Inc.	4,922	198,160	(a)
NewStar Financial Inc.	949	17,338	(a)
NYSE Euronext	16,907	709,756
PHH Corp.	2,181	51,777	(a)
Resource America Inc.	631	5,067
The NASDAQ OMX Group Inc.	7,943	254,891
		6,241,538
Specialized REITs—0.4%
American Tower Corp.	27,472	2,036,499
Ashford Hospitality Trust Inc.	2,322	28,654
Aviv REIT Inc.	498	11,354
Chatham Lodging Trust	639	11,413
Chesapeake Lodging Trust	1,765	41,548
Corrections Corp of America	4,708	162,661
CubeSmart	5,135	91,608
DiamondRock Hospitality Co.	7,484	79,854
EPR Properties	1,856	90,462
Extra Space Storage Inc.	4,316	197,457
FelCor Lodging Trust Inc.	5,194	31,995	(a)
HCP Inc.	31,655	1,296,272
Healthcare Realty Trust Inc.	3,545	81,925
Healthcare REIT Inc.	19,945	1,244,169
Hersha Hospitality Trust	7,534	42,115
Hospitality Properties Trust	5,687	160,942
Host Hotels & Resorts Inc.	52,176	921,950
LaSalle Hotel Properties	3,686	105,125
LTC Properties Inc.	1,343	51,007
Medical Properties Trust Inc.	5,909	71,913
National Health Investors Inc.	969	55,126
Omega Healthcare Investors Inc.	4,768	142,420
Pebblebrook Hotel Trust	2,286	65,631
Physicians Realty Trust	236	2,860	(a)
Plum Creek Timber Company Inc.	11,335	530,818
Potlatch Corp.	3,232	128,246
Public Storage	10,050	1,613,528
Rayonier Inc.	5,130	285,485
RLJ Lodging Trust	4,805	112,870
Ryman Hospitality Properties	1,748	60,324
Sabra Healthcare REIT Inc.	1,419	32,651
Senior Housing Properties Trust	7,653	178,621

Sovran Self Storage Inc.	1,243	94,070
Strategic Hotels & Resorts Inc.	6,937	60,213	(a)
Summit Hotel Properties Inc.	2,594	23,839
Sunstone Hotel Investors Inc.	6,226	79,319
The Geo Group Inc.	2,781	92,468
Universal Health Realty Income Trust	394	16,497
Ventas Inc.	20,396	1,254,354
Weyerhaeuser Co.	40,624	1,163,065
		12,751,328
Specialty Chemicals—0.2%
A Schulman Inc.	1,102	32,465
Advanced Emissions Solutions Inc.	427	18,242	(a)
Albemarle Corp.	3,311	208,394
American Pacific Corp.	219	11,992	(a)
Ashland Inc.	2,926	270,597
Balchem Corp.	1,138	58,892
Chase Corp.	268	7,874
Chemtura Corp.	3,788	87,086	(a)
Cytec Industries Inc.	1,485	120,820
Ecolab Inc.	18,864	1,863,009
Ferro Corp.	2,639	24,041	(a)
Flotek Industries Inc.	1,790	41,170	(a)
FutureFuel Corp.	789	14,170
GSE Holding Inc.	366	761	(a)
HB Fuller Co.	1,950	88,121
Innophos Holdings Inc.	835	44,071
Innospec Inc.	902	42,087
International Flavors & Fragrances Inc.	5,656	465,489
KMG Chemicals Inc.	329	7,235
Kraton Performance Polymers Inc.	1,197	23,449	(a)
Landec Corp.	1,137	13,871	(a)
Minerals Technologies Inc.	2,762	136,360
NewMarket Corp.	466	134,166
OM Group Inc.	1,212	40,941	(a)
OMNOVA Solutions Inc.	1,538	13,150	(a)
PolyOne Corp.	3,729	114,518
Quaker Chemical Corp.	501	36,598
RPM International Inc.	5,405	195,661
Sensient Technologies Corp.	3,978	190,506
Sigma-Aldrich Corp.	8,366	713,620
Stepan Co.	725	41,854
Taminco Corp.	650	13,195	(a)
The Sherwin-Williams Co.	6,071	1,106,015
Valspar Corp.	3,280	208,050
Zep Inc.	995	16,179
Zoltek Companies Inc.	900	15,021	(a)
		6,419,670
Specialty Stores—0.1%
Barnes & Noble Inc.	1,492	19,306	(a)
Big 5 Sporting Goods Corp.	609	9,793
Cabela’s Inc.	1,896	119,505	(a)
Dick’s Sporting Goods Inc.	4,136	220,780
Five Below Inc.	1,260	55,125	(a)
Hibbett Sports Inc.	1,002	56,262	(a)
MarineMax Inc.	965	11,773	(a)
Office Depot Inc.	19,124	92,369	(a)
OfficeMax Inc.	3,355	42,910
PetSmart Inc.	7,191	548,386
Signet Jewelers Ltd.	3,276	234,725

Staples Inc.	45,955	673,241
Tiffany & Co.	7,656	586,603
Tractor Supply Co.	5,780	388,243
Vitamin Shoppe Inc.	1,168	51,100	(a)
West Marine Inc.	577	7,039	(a)
Winmark Corp.	69	5,086
Zale Corp.	1,190	18,088	(a)
		3,140,334
Steel—0.1%
AK Steel Holding Corp.	4,961	18,604	(a)
Allegheny Technologies Inc.	7,518	229,449
AM Castle & Co.	802	12,912	(a)
Carpenter Technology Corp.	2,152	125,053
Cliffs Natural Resources Inc.	10,657	218,468
Commercial Metals Co.	9,250	156,788
Handy & Harman Ltd.	179	4,273	(a)
Haynes International Inc.	440	19,945
Nucor Corp.	22,133	1,084,960
Olympic Steel Inc.	415	11,529
Reliance Steel & Aluminum Co.	3,132	229,482
Schnitzer Steel Industries Inc.	891	24,538
Steel Dynamics Inc.	8,985	150,139
SunCoke Energy Inc.	2,631	44,727	(a)
United States Steel Corp.	9,877	203,367
Universal Stainless & Alloy Products Inc.	307	9,987	(a)
Worthington Industries Inc.	4,212	145,019
		2,689,240
Systems Software—1.0%
AVG Technologies N.V.	819	19,607	(a)
CA Inc.	22,825	677,218
CommVault Systems Inc.	3,550	311,796	(a)
Cyan Inc.	512	5,146	(a)
FleetMatics Group PLC	683	25,647	(a)
Gigamon Inc.	277	10,703	(a)
Imperva Inc.	760	31,935	(a)
Infoblox Inc.	1,914	80,043	(a)
MICROS Systems Inc.	3,118	155,713	(a)
Microsoft Corp.	527,110	17,558,034
Oracle Corp.	247,956	8,224,700
Progress Software Corp.	2,100	54,348	(a)
Proofpoint Inc.	826	26,531	(a)
Qualys Inc.	456	9,754	(a)
Rally Software Development Corp.	257	7,700	(a)
Red Hat Inc.	13,172	607,756	(a)
Rovi Corp.	4,139	79,345	(a)
Sourcefire Inc.	1,199	91,028	(a)
Symantec Corp.	48,595	1,202,726
TeleCommunication Systems Inc.	2,146	5,279	(a)
VASCO Data Security International Inc.	1,340	10,573	(a)
		29,195,582
Technology Distributors—0.0% *
Agilysys Inc.	705	8,404	(a)
Anixter International Inc.	1,056	92,569	(a)
Arrow Electronics Inc.	4,076	197,808	(a)
Avnet Inc.	5,580	232,742
Electro Rent Corp.	836	15,165
Ingram Micro Inc.	6,217	143,302	(a)
Insight Enterprises Inc.	1,630	30,840	(a)
PC Connection Inc.	379	5,719

Richardson Electronics Ltd.	493	5,605
ScanSource Inc.	1,030	35,638	(a)
Speed Commerce Inc.	1,819	5,966	(a)
SYNNEX Corp.	995	61,143	(a)
Tech Data Corp.	1,538	76,761	(a)
		911,662
Textiles—0.0% *
Culp Inc.	374	6,997
Unifi Inc.	627	14,647	(a)
		21,644
Thrifts & Mortgage Finance—0.1%
Astoria Financial Corp.	6,725	83,659
Bank Mutual Corp.	1,422	8,916
BankFinancial Corp.	1,086	9,687
BBX Capital Corp.	391	5,619	(a)
Beneficial Mutual Bancorp Inc.	1,474	14,696	(a)
Berkshire Hills Bancorp Inc.	907	22,775
BofI Holding Inc.	426	27,630	(a)
Brookline Bancorp Inc.	2,437	22,932
Capitol Federal Financial Inc.	5,726	71,174
Charter Financial Corp.	897	9,688
Clifton Savings Bancorp Inc.	423	5,241
Dime Community Bancshares Inc.	1,120	18,648
Doral Financial Corp.	281	5,361	(a)
ESB Financial Corp.	597	7,612
ESSA Bancorp Inc.	391	4,074
EverBank Financial Corp.	3,249	48,670
Federal Agricultural Mortgage Corp.	323	10,782
First Defiance Financial Corp.	460	10,759
First Federal Bancshares of Arkansas Inc.	222	2,076	(a)
First Financial Northwest Inc.	676	7,051
First Pactrust Bancorp Inc.	518	7,164
Flagstar Bancorp Inc.	745	10,996	(a)
Fox Chase Bancorp Inc.	560	9,744
Franklin Financial Corp.	521	9,878
Hingham Institution for Savings	15	1,049
Home Bancorp Inc.	213	3,847	(a)
Home Loan Servicing Solutions Ltd.	2,586	56,918
HomeStreet Inc.	449	8,666
Hudson City Bancorp Inc.	33,528	303,428
Kearny Financial Corp.	734	7,501	(a)
Meridian Interstate Bancorp Inc.	357	7,779	(a)
Meta Financial Group Inc.	187	7,106
MGIC Investment Corp.	12,507	91,051	(a)
NASB Financial Inc.	217	5,952	(a)
New York Community Bancorp Inc.	17,933	270,968
Northfield Bancorp Inc.	2,369	28,760
Northwest Bancshares Inc.	3,609	47,711
OceanFirst Financial Corp.	647	10,941
Oritani Financial Corp.	1,617	26,616
PennyMac Financial Services Inc.	456	8,568	(a)
People’s United Financial Inc.	22,538	324,096
Provident Financial Holdings Inc.	504	8,371
Provident Financial Services Inc.	2,226	36,083
Provident New York Bancorp	1,877	20,441
Radian Group Inc.	6,691	93,206
Rockville Financial Inc.	786	10,218
Roma Financial Corp.	210	3,904	(a)
Territorial Bancorp Inc.	397	8,722

Tree.com Inc.	235	6,171
TrustCo Bank Corp.	3,382	20,157
United Community Financial Corp.	1,244	4,839	(a)
United Financial Bancorp Inc.	490	7,923
Walker & Dunlop Inc.	556	8,846	(a)
Washington Federal Inc.	4,215	87,166
Waterstone Financial Inc.	518	5,258	(a)
Westfield Financial Inc.	1,127	7,957
WSFS Financial Corp.	338	20,364
		1,995,415
Tires & Rubber—0.0% *
Cooper Tire & Rubber Co.	2,456	75,645
The Goodyear Tire & Rubber Co.	16,970	380,976	(a)
		456,621
Tobacco—0.6%
Alliance One International Inc.	3,958	11,518	(a)
Altria Group Inc.	139,389	4,788,012
Lorillard Inc.	26,009	1,164,683
Philip Morris International Inc.	112,551	9,745,791
Reynolds American Inc.	22,022	1,074,233
Universal Corp.	1,839	93,660
Vector Group Ltd.	2,392	38,510
		16,916,407
Trading Companies & Distributors—0.1%
Aceto Corp.	1,153	18,010
Aircastle Ltd.	2,597	45,214
Applied Industrial Technologies Inc.	1,647	84,821
Beacon Roofing Supply Inc.	1,904	70,200	(a)
BlueLinx Holdings Inc.	2,106	4,107	(a)
CAI International Inc.	670	15,591	(a)
DXP Enterprises Inc.	321	25,349	(a)
Edgen Group Inc.	667	5,069	(a)
Fastenal Co.	18,999	954,700
GATX Corp.	1,881	89,385
H&E Equipment Services Inc.	1,128	29,960	(a)
Houston Wire & Cable Co.	787	10,601
Kaman Corp.	1,019	38,579
MSC Industrial Direct Co. Inc.	1,960	159,446
Rush Enterprises Inc.	1,284	34,039	(a)
TAL International Group Inc.	1,318	61,590	(a)
Textainer Group Holdings Ltd.	891	33,742
Titan Machinery Inc.	789	12,679	(a)
United Rentals Inc.	3,795	221,211	(a)
Watsco Inc.	2,110	198,910
WW Grainger Inc.	4,302	1,125,876
		3,239,079
Trucking—0.0% *
Arkansas Best Corp.	960	24,643
Celadon Group Inc.	645	12,042
Con-way Inc.	2,300	99,107
Heartland Express Inc.	1,785	25,329
JB Hunt Transport Services Inc.	3,714	270,862
Knight Transportation Inc.	2,338	38,624
Landstar System Inc.	1,861	104,179
Marten Transport Ltd.	934	16,018
Patriot Transportation Holding Inc.	275	9,303	(a)
Quality Distribution Inc.	617	5,701	(a)

Roadrunner Transportation Systems Inc.	651	18,384	(a)
Ryder System Inc.	3,590	214,323
Saia Inc.	904	28,187	(a)
Swift Transportation Co.	3,259	65,799	(a)
Universal Truckload Services Inc.	261	6,959
Werner Enterprises Inc.	3,646	85,061
YRC Worldwide Inc.	373	6,296	(a)
		1,030,817
Water Utilities—0.0% *
American States Water Co.	1,488	41,009
Aqua America Inc.	7,180	177,561
Artesian Resources Corp.	336	7,476
California Water Service Group	1,802	36,617
Connecticut Water Service Inc.	500	16,080
Consolidated Water Company Ltd.	684	10,240
Middlesex Water Co.	660	14,117
Pure Cycle Corp.	855	3,950	(a)
SJW Corp.	676	18,942
York Water Co.	498	9,995
		335,987
Wireless Telecommunication Services—0.1%
Boingo Wireless Inc.	705	4,935	(a)
Crown Castle International Corp.	20,391	1,489,155	(a)
Leap Wireless International Inc.	1,991	31,438	(a)
NII Holdings Inc.	6,369	38,660	(a)
NTELOS Holdings Corp.	722	13,573
Shenandoah Telecommunications Co.	951	22,919
Telephone & Data Systems Inc.	4,011	118,525
USA Mobility Inc.	1,036	14,670
		1,733,875

Total Domestic Equity (Cost $982,459,204)		1,154,900,571

Foreign Equity—24.5%
Common Stock—24.0%
Advertising—0.1%
Cheil Worldwide Inc.	3,970	91,615	(a)
Dentsu Inc.	9,200	349,717
Hakuhodo DY Holdings Inc.	8,600	63,980
JCDecaux S.A.	2,567	94,567
Publicis Groupe S.A.	7,217	574,630
WPP PLC	53,125	1,092,588
		2,267,097
Aerospace & Defense—0.2%
AviChina Industry & Technology Company Ltd.	76,000	38,612
BAE Systems PLC	131,099	964,699
Bombardier Inc.	51,880	241,760
CAE Inc.	8,733	95,834
Cobham PLC	43,606	202,878
Embraer S.A.	22,900	183,319
European Aeronautic Defence and Space Company N.V.	24,799	1,580,941
Finmeccanica S.p.A.	15,038	90,015	(a)
Korea Aerospace Industries Ltd.	1,660	41,397
Meggitt PLC	31,899	283,598
Rolls-Royce Holdings PLC	76,096	1,370,315	(a)
Safran S.A.	9,971	614,597
Singapore Technologies Engineering Ltd.	63,000	209,372

Thales S.A.	3,301	181,574
Zodiac Aerospace	1,247	198,594
		6,297,505
Agricultural Products—0.0% *
Astra Agro Lestari Tbk PT	15,000	25,259
Charoen Pokphand Indonesia Tbk PT	289,500	85,000
China Agri-Industries Holdings Ltd.	83,000	39,278
Felda Global Ventures Holdings Bhd	47,900	61,721
Genting Plantations Bhd	8,500	24,513
Golden Agri-Resources Ltd.	324,000	134,274
IOI Corp Bhd	127,900	210,322
Kernel Holding S.A.	1,837	29,013	(a)
Kuala Lumpur Kepong Bhd	18,200	126,191
Wilmar International Ltd.	84,000	212,218
		947,789
Air Freight & Logistics—0.1%
Deutsche Post AG	37,188	1,234,829
Hyundai Glovis Company Ltd.	540	105,771
TNT Express N.V.	14,146	129,216
Toll Holdings Ltd.	25,348	138,181
Yamato Holdings Company Ltd.	16,000	360,683
		1,968,680
Airlines—0.1%
Air China Ltd.	70,000	47,298
AirAsia Bhd	48,500	38,092
ANA Holdings Inc.	46,000	100,321
Cathay Pacific Airways Ltd.	54,000	105,422
China Airlines Ltd.	104,000	39,043	(a)
China Southern Airlines Company Ltd.	70,000	26,086
Deutsche Lufthansa AG	9,262	180,728	(a)
easyJet PLC	5,802	120,078
Eva Airways Corp.	65,000	36,933	(a)
Hanjin Kal Corp.	—	3	(a)
International Consolidated Airlines Group S.A.	33,764	184,647	(a)
Japan Airlines Company Ltd.	2,500	151,338	(d)
Korean Air Lines Company Ltd.	1,328	46,648	(a)
Latam Airlines Group S.A.	10,069	153,016
Qantas Airways Ltd.	41,362	57,046	(a)
Singapore Airlines Ltd.	24,000	199,498
Turk Hava Yollari	23,896	90,960
		1,577,157
Airport Services—0.0% *
Aeroports de Paris	1,084	113,559
Airports of Thailand PCL	16,100	97,022
Auckland International Airport Ltd.	35,641	98,407
Beijing Capital International Airport Company Ltd.	64,000	42,253
Fraport AG Frankfurt Airport Services Worldwide	1,434	100,706
Grupo Aeroportuario del Pacifico SAB de C.V.	10,700	54,460
Grupo Aeroportuario del Sureste SAB de C.V.	7,500	81,633
Malaysia Airports Holdings Bhd	22,300	51,928
Sydney Airport	9,415	34,598
TAV Havalimanlari Holding AS	6,264	44,127
		718,693
Alternative Carriers—0.0% *
Iliad S.A.	844	197,078
Inmarsat PLC	16,632	190,961
Ziggo N.V.	6,053	245,318
		633,357

Aluminum—0.0% *
Alumina Ltd.	91,959	88,136	(a)
Aluminum Corp of China Ltd.	152,000	56,447	(a)
Hindalco Industries Ltd.	39,321	70,094
Norsk Hydro ASA	44,767	185,566
		400,243
Apparel Retail—0.2%
ABC-Mart Inc.	1,000	48,764
Belle International Holdings Ltd.	203,000	294,744
Cia Hering	5,200	78,582
Fast Retailing Company Ltd.	2,200	826,191
Hennes & Mauritz AB	39,080	1,698,125
Inditex S.A.	8,944	1,378,993
Mr Price Group Ltd.	8,676	119,876
Shimamura Company Ltd.	800	79,654
The Foschini Group Ltd.	7,514	77,695
Truworths International Ltd.	16,087	143,866
		4,746,490
Apparel, Accessories & Luxury Goods—0.3%
Adidas AG	8,699	944,152
Bosideng International Holdings Ltd.	108,000	26,181
Burberry Group PLC	18,506	489,687
Christian Dior S.A.	2,086	409,298
Cie Financiere Richemont S.A.	21,213	2,125,405
Gildan Activewear Inc.	4,621	214,888
Hugo Boss AG	1,300	168,267
Kering	3,052	684,357
Li & Fung Ltd.	250,000	363,629
Luxottica Group S.p.A.	6,436	342,560
LVMH Moet Hennessy Louis Vuitton S.A.	10,213	2,012,896
The Swatch Group AG	1,306	840,577	(††)
The Swatch Group AG	1,612	181,835	(††)
Titan Industries Ltd.	7,768	28,669
		8,832,401
Application Software—0.1%
Dassault Systemes S.A.	2,512	335,549
NICE Systems Ltd.	2,227	91,707
Open Text Corp.	2,406	180,163
SAP AG	37,510	2,775,893
Sapiens International Corp N.V.	604	3,654
The Sage Group PLC	47,625	254,355
		3,641,321
Asset Management & Custody Banks—0.1%
3i Group PLC	38,166	224,850
Aberdeen Asset Management PLC	41,840	256,523
CETIP SA—Mercados Organizados	8,005	84,436
CI Financial Corp.	6,077	184,101
Hargreaves Lansdown PLC	9,137	144,931
IGM Financial Inc.	5,147	240,651
Julius Baer Group Ltd.	10,055	469,252	(a)
Mirae Asset Securities Company Ltd.	1,260	43,146
Partners Group Holding AG	704	172,604
Ratos AB	7,949	74,068
SBI Holdings Inc.	7,800	100,635
Schroders PLC	4,533	189,097
		2,184,294

Auto Parts & Equipment—0.2%
Aisin Seiki Company Ltd.	8,300	353,992
Continental AG	4,584	777,503
Denso Corp.	20,100	938,171
GKN PLC	67,352	373,019
Halla Visteon Climate Control Corp.	1,200	45,502
Hyundai Mobis	2,763	735,309
Hyundai Wia Corp.	628	99,050
Koito Manufacturing Company Ltd.	4,000	75,985
Magna International Inc.	9,916	819,500
NGK Spark Plug Company Ltd.	7,000	154,731
NHK Spring Company Ltd.	6,000	61,391
NOK Corp.	4,000	62,288
Stanley Electric Company Ltd.	5,300	112,617
Toyoda Gosei Company Ltd.	2,500	61,554
Toyota Boshoku Corp.	2,700	36,128
Toyota Industries Corp.	6,800	293,136
		4,999,876
Automobile Manufacturers—0.8%
Astra International Tbk PT	847,000	471,775
Bayerische Motoren Werke AG	13,816	1,486,251
Brilliance China Automotive Holdings Ltd.	122,000	183,429	(a)
Byd Company Ltd.	19,500	87,629	(a)
China Motor Corp.	19,000	17,158
Daihatsu Motor Company Ltd.	8,000	154,904
Daimler AG	39,081	3,048,215
Dongfeng Motor Group Company Ltd.	114,000	173,753
Fiat S.p.A.	34,881	278,106	(a)
Ford Otomotiv Sanayi AS	2,547	35,003
Fuji Heavy Industries Ltd.	24,000	662,828
Geely Automobile Holdings Ltd.	185,000	95,182
Great Wall Motor Company Ltd.	41,500	224,754
Guangzhou Automobile Group Company Ltd.	82,000	88,924
Honda Motor Company Ltd.	66,700	2,538,848
Hyundai Motor Co.	6,373	1,488,471
Isuzu Motors Ltd.	52,000	342,339
Kia Motors Corp.	10,653	647,304
Mahindra & Mahindra Ltd.	11,419	151,572
Mazda Motor Corp.	113,000	503,246	(a)
Mitsubishi Motors Corp.	18,600	205,477	(a)
Nissan Motor Company Ltd.	102,500	1,027,873
Renault S.A.	7,787	621,174
Suzuki Motor Corp.	15,700	376,320
Tata Motors Ltd.	31,933	168,476
Tofas Turk Otomobil Fabrikasi AS	4,588	27,897
Toyota Motor Corp.	112,200	7,169,366
UMW Holdings Bhd	21,300	77,241
Volkswagen AG	1,127	255,761
Yulon Motor Company Ltd.	32,000	53,573
		22,662,849
Automotive Retail—0.0% *
Hotai Motor Company Ltd.	9,000	98,015
USS Company Ltd.	7,800	112,956
Zhongsheng Group Holdings Ltd.	21,500	33,878
		244,849
Biotechnology—0.1%
Actelion Ltd.	4,457	316,438	(a)
CSL Ltd.	20,155	1,206,139

Elan Corp PLC	19,048	296,649	(a)
Grifols S.A.	5,817	238,982
Novozymes A/S	9,365	358,476
Prothena Corporation PLC	429	8,679	(a)
		2,425,363
Brewers—0.3%
Anadolu Efes Biracilik Ve Malt Sanayii AS	8,317	96,210
Anheuser-Busch InBev N.V.	32,730	3,259,961
Asahi Group Holdings Ltd.	16,700	438,923
Carlsberg A/S	4,647	479,068
Cia Cervecerias Unidas S.A.	3,906	52,072
Cia de Bebidas das Americas	5,400	205,419
Heineken Holding N.V.	4,389	277,779
Heineken N.V.	9,622	682,371
Hite Jinro Company Ltd.	540	13,743
Kirin Holdings Company Ltd.	37,000	538,833
SABMiller PLC	38,919	1,981,203
Tsingtao Brewery Company Ltd.	14,000	106,781
United Breweries Ltd.	2,416	33,024
		8,165,387
Broadcasting—0.1%
Astro Malaysia Holdings Bhd	30,600	27,413
BEC World PCL	35,500	64,406
Global Mediacom Tbk PT	224,500	37,417
Grupo Televisa SAB	108,800	604,180
ITV PLC	153,123	434,687
Media Nusantara Citra Tbk PT	154,000	35,907
ProSiebenSat.1 Media AG	4,188	178,009
Zee Entertainment Enterprises Ltd.	11,076	40,691
		1,422,710
Building Products—0.1%
Asahi Glass Company Ltd.	41,000	254,461
Assa Abloy AB	14,331	658,194
Cie de St-Gobain	16,223	803,856
Daikin Industries Ltd.	9,800	520,336
Geberit AG	1,593	430,203
KCC Corp.	194	81,595
LIXIL Group Corp.	10,400	213,988
Taiwan Glass Industry Corp.	34,000	34,555
TOTO Ltd.	12,000	168,031
		3,165,219
Cable & Satellite—0.1%
British Sky Broadcasting Group PLC	42,146	593,785
Cyfrowy Polsat S.A.	6,693	45,585	(a)
Eutelsat Communications S.A.	5,802	183,545
Kabel Deutschland Holding AG	899	114,392
Naspers Ltd.	16,333	1,506,815
SES S.A.	17,369	497,270
Shaw Communications Inc.	15,097	351,318
Telenet Group Holding N.V.	1,897	94,511
		3,387,221
Casinos & Gaming—0.1%
Berjaya Sports Toto Bhd	25,300	31,901
Crown Ltd.	17,620	256,195
Echo Entertainment Group Ltd.	27,689	71,976
Galaxy Entertainment Group Ltd.	86,000	603,264	(a)
Genting Bhd	88,600	282,694

Genting Malaysia Bhd	109,600	141,897
Genting Singapore PLC	273,000	312,218
Kangwon Land Inc.	4,050	107,404
MGM China Holdings Ltd.	39,200	131,170
OPAP S.A.	8,369	93,462
Sands China Ltd.	101,600	628,847
SJM Holdings Ltd.	82,000	230,505
SKYCITY Entertainment Group Ltd.	20,717	69,193
Tabcorp Holdings Ltd.	27,993	85,853
Tatts Group Ltd.	55,779	161,684
William Hill PLC	36,414	237,644
Wynn Macau Ltd.	66,400	226,466
		3,672,373
Coal & Consumable Fuels—0.1%
Adaro Energy Tbk PT	538,500	41,852
Banpu PCL	38,000	33,408
Bumi Resources Tbk PT	557,500	21,905	(a)
Cameco Corp.	14,809	267,683
China Coal Energy Company Ltd.	196,000	117,775
China Shenhua Energy Company Ltd.	145,500	443,715
Coal India Ltd.	18,723	87,865
Exxaro Resources Ltd.	4,703	76,874
Indo Tambangraya Megah Tbk PT	14,500	32,932
Inner Mongolia Yitai Coal Company Ltd.	42,400	84,800
Tambang Batubara Bukit Asam Persero Tbk PT	30,000	33,031
Whitehaven Coal Ltd.	17,323	32,558	(a)
Yanzhou Coal Mining Company Ltd.	102,000	101,932
		1,376,330
Commercial Printing—0.0% *
Dai Nippon Printing Company Ltd.	23,000	243,302
Toppan Printing Company Ltd.	21,000	169,284
		412,586
Commodity Chemicals—0.2%
Arkema S.A.	2,425	270,322
Asahi Kasei Corp.	54,000	406,685
China Petrochemical Development Corp.	65,000	31,987
Formosa Chemicals & Fibre Corp.	128,540	341,707
Formosa Plastics Corp.	165,960	428,273
Hanwha Chemical Corp.	3,760	72,774
Hanwha Corp.	2,100	74,060
Hyosung Corp.	1,055	70,387
Indorama Ventures PCL	55,500	38,680
Kaneka Corp.	11,000	71,745
Kumho Petro chemical Company Ltd.	572	54,024
Kuraray Company Ltd.	14,900	178,420
LCY Chemical Corp.	19,000	24,034
LG Chem Ltd.	1,904	544,797
Lotte Chemical Corp.	682	125,970
Mexichem SAB de C.V.	41,600	180,352
Mitsui Chemicals Inc.	34,000	93,208
Nan Ya Plastics Corp.	214,850	451,979
Orica Ltd.	15,476	290,285
Petronas Chemicals Group Bhd	112,500	236,424
PTT Global Chemical PCL	62,900	149,810
Sinopec Shanghai Petrochemical Company Ltd.	86,000	31,937	(a)
Synthos S.A.	17,899	27,352

Teijin Ltd.	36,000	82,915
Toray Industries Inc.	64,000	420,688
TSRC Corp.	21,000	37,501
		4,736,316
Communications Equipment—0.1%
AAC Technologies Holdings Inc.	30,000	136,361
BlackBerry Ltd.	17,699	139,471	(a)
HTC Corp.	30,000	133,933
Nokia Oyj	153,967	1,012,492	(a)
Telefonaktiebolaget LM Ericsson	124,540	1,657,793
ZTE Corp.	24,400	50,341	(a)
		3,130,391
Computer & Electronics Retail—0.0% *
GOME Electrical Appliances Holding Ltd.	395,000	50,425
Yamada Denki Company Ltd.	36,800	108,759
		159,184
Computer Hardware—0.1%
Acer Inc.	94,000	65,333	(a)
Advantech Company Ltd.	10,000	55,975
Asustek Computer Inc.	26,000	207,089
Clevo Co.	19,000	37,014
Compal Electronics Inc.	158,000	115,426
Foxconn Technology Company Ltd.	50,400	130,913
Inventec Corp.	80,000	77,384
Lenovo Group Ltd.	272,000	283,394
NEC Corp.	98,000	226,711
Pegatron Corp.	59,000	84,209	(a)
Quanta Computer Inc.	112,000	242,811
Wistron Corp.	82,950	80,377
		1,606,636
Computer Storage & Peripherals—0.0% *
Catcher Technology Company Ltd.	28,000	148,206
Chicony Electronics Company Ltd.	17,170	42,799
Gemalto N.V.	3,114	334,566
Lite-On Technology Corp.	83,413	142,186
Simplo Technology Company Ltd.	11,000	53,387
		721,144
Construction & Engineering—0.2%
ACS Actividades de Construccion y Servicios S.A.	5,552	176,614
Bouygues S.A.	7,841	286,312
China Communications Construction Company Ltd.	166,000	131,428
China Railway Construction Corporation Ltd.	73,500	77,716
China Railway Group Ltd.	149,000	81,655
China State Construction International Holdings Ltd.	66,000	105,530
Chiyoda Corp.	6,000	72,153
CTCI Corp.	20,000	32,333
Daelim Industrial Company Ltd.	1,043	94,141
Daewoo Engineering & Construction Company Ltd.	5,220	42,210	(a)
Doosan Heavy Industries & Construction Company Ltd.	2,060	88,463
Ferrovial S.A.	18,598	334,578
Gamuda Bhd	63,600	89,756
GS Engineering & Construction Corp.	1,527	53,213
Hochtief AG	1,172	102,375
Hyundai Development Co.	2,530	56,619
Hyundai Engineering & Construction Company Ltd.	2,684	154,345
IJM Corp. Bhd	41,500	73,591
JGC Corp.	8,000	288,611

Kajima Corp.	37,000	150,451
Kinden Corp.	4,000	43,006
Koninklijke Boskalis Westminster N.V.	2,811	124,579
Larsen & Toubro Ltd.	13,482	169,405
Leighton Holdings Ltd.	6,661	119,896
Obayashi Corp.	28,000	167,215
OCI N.V.	3,493	118,208	(a)
Samsung Engineering Company Ltd.	1,192	91,618
Shimizu Corp.	23,000	112,275
Skanska AB	14,837	285,509
SNC-Lavalin Group Inc.	6,167	254,084
Taisei Corp.	43,000	211,659
Vinci S.A.	18,711	1,088,351
		5,277,899
Construction & Farm Machinery—0.2%
CNH Industrial N.V.	35,038	449,629
CSR Corp Ltd.	72,000	50,227
Daewoo Shipbuilding & Marine Engineering Company Ltd.	3,870	124,598
Hino Motors Ltd.	10,000	147,159
Hitachi Construction Machinery Company Ltd.	4,100	91,715
Hyundai Heavy Industries Company Ltd.	1,726	424,002
Hyundai Mipo Dockyard	499	72,899
Komatsu Ltd.	38,800	964,415
Kubota Corp.	45,000	649,834
MAN SE	1,682	200,681
Samsung Heavy Industries Company Ltd.	6,570	262,879
Scania AB	12,441	266,713
SembCorp Marine Ltd.	38,000	137,191
United Tractors Tbk PT	63,000	88,679
Volvo AB	63,302	948,579
Weichai Power Company Ltd.	18,000	69,979
Yangzijiang Shipbuilding Holdings Ltd.	82,000	71,560
Zoomlion Heavy Industry Science and Technology Company Ltd.	51,600	44,712
		5,065,451
Construction Materials—0.2%
ACC Ltd.	1,972	35,027
Ambuja Cements Ltd.	22,724	66,170
Anhui Conch Cement Company Ltd.	52,000	166,625
Asia Cement Corp.	76,500	96,767
BBMG Corp.	42,500	28,497
Boral Ltd.	33,016	148,184
Cementos Argos S.A.	13,625	71,474
Cemex Latam Holdings S.A.	3,034	23,873	(a)
Cemex SAB de C.V.	472,168	526,913	(a)
China National Building Material Company Ltd.	126,000	121,042
China Resources Cement Holdings Ltd.	80,000	53,126
China Shanshui Cement Group Ltd.	69,000	26,514
CRH PLC	28,530	681,830
Fletcher Building Ltd.	25,315	200,306
Grupo Argos S.A.	11,233	132,818
HeidelbergCement AG	5,990	462,258
Holcim Ltd.	9,734	724,466	(a)
Imerys S.A.	1,254	87,607
Indocement Tunggal Prakarsa Tbk PT	55,500	86,269
James Hardie Industries PLC	17,203	171,795
Lafarge Malaysia Bhd	13,800	39,882
Lafarge S.A.	7,603	529,925

PPC Ltd.	18,434	55,318
Semen Indonesia Persero Tbk PT	110,500	124,050
Siam Cement PCL	12,300	169,086	(††)
Siam Cement PCL	8,400	114,399	(††)
Taiheiyo Cement Corp.	47,000	205,004
Taiwan Cement Corp.	134,000	193,973
Ultratech Cement Ltd.	1,319	37,923
		5,381,121
Consumer Electronics—0.1%
Casio Computer Company Ltd.	8,300	76,804
LG Electronics Inc.	4,419	292,771
Panasonic Corp.	90,700	876,266
Sharp Corp.	42,000	154,089	(a)
Sony Corp.	41,700	891,583
		2,291,513
Consumer Finance—0.0% *
Acom Company Ltd.	16,000	60,168	(a)
AEON Financial Service Company Ltd.	2,900	91,175
Compartamos SAB de C.V.	41,300	76,490
Credit Saison Company Ltd.	6,100	165,298
Mahindra & Mahindra Financial Services Ltd.	10,172	41,757
Samsung Card Company Ltd.	1,450	53,970
Shriram Transport Finance Company Ltd.	4,730	42,914
		531,772
Data Processing & Outsourced Services—0.0% *
Amadeus IT Holding S.A.	15,911	564,294
Cielo S.A.	14,380	387,205
Computershare Ltd.	18,369	170,385
EVERTEC Inc.	1,099	24,409
Planet Payment Inc.	1,799	4,569	(a)
		1,150,862
Department Stores—0.1%
El Puerto de Liverpool SAB de C.V.	6,900	77,472
Far Eastern Department Stores Company Ltd.	38,110	40,086
Golden Eagle Retail Group Ltd.	26,000	40,567
Hyundai Department Store Company Ltd.	628	94,082
Intime Retail Group Co. Ltd.	38,000	41,650
Isetan Mitsukoshi Holdings Ltd.	14,800	219,304
J Front Retailing Company Ltd.	18,000	145,651
Lojas Renner S.A.	5,300	151,258
Lotte Shopping Company Ltd.	446	157,911
Marks & Spencer Group PLC	67,924	546,240
Marui Group Company Ltd.	8,400	78,671
Matahari Department Store Tbk PT	50,000	45,337	(a)
Next PLC	6,778	566,376
Parkson Holdings Bhd	22,300	26,272
Parkson Retail Group Ltd.	53,500	22,352
SACI Falabella	27,761	266,951
Shinsegae Company Ltd.	309	66,419
Takashimaya Company Ltd.	10,000	93,656
Woolworths Holdings Ltd.	29,405	216,774
		2,897,029
Distillers & Vintners—0.2%
Diageo PLC	101,325	3,224,282
Pernod-Ricard S.A.	8,703	1,081,362
Remy Cointreau S.A.	964	102,788
Treasury Wine Estates Ltd.	23,841	98,533

United Spirits Ltd.	3,577	144,383
Vina Concha y Toro S.A.	15,626	29,258
Yantai Changyu Pioneer Wine Company Ltd.	5,800	19,797
		4,700,403
Distributors—0.0% *
Dah Chong Hong Holdings Ltd.	31,000	25,223
Imperial Holdings Ltd.	6,577	142,470
Jardine Cycle & Carriage Ltd.	4,000	121,618
		289,311
Diversified Capital Markets—0.2%
China Everbright Ltd.	36,000	47,164
Credit Suisse Group AG	61,519	1,879,076	(a)
Deutsche Bank AG	41,782	1,919,586
Investec Ltd.	9,627	63,107
Investec PLC	26,049	168,904
UBS AG	148,581	3,039,810	(a)
		7,117,647
Diversified Chemicals—0.2%
Akzo Nobel N.V.	10,010	658,193
BASF SE	37,256	3,575,601
Cheil Industries Inc.	1,760	150,178
Incitec Pivot Ltd.	61,205	153,948
Lanxess AG	3,347	217,382
Mitsubishi Chemical Holdings Corp.	55,500	259,047
Mitsubishi Gas Chemical Company Inc.	14,000	117,564
OCI Company Ltd.	643	103,210
Showa Denko KK	55,000	74,548
Solvay S.A.	2,595	389,385
Sumitomo Chemical Company Ltd.	62,000	236,311
Ube Industries Ltd.	39,000	73,529
		6,008,896
Diversified Financial Services—3.6%
African Bank Investments Ltd.	28,688	47,605
Agricultural Bank of China Ltd.	875,000	402,797
Akbank TAS	73,211	269,269
Alior Bank S.A.	980	28,237	(a)
Alliance Financial Group Bhd	47,100	72,395
AMMB Holdings Bhd	71,600	162,992
Aozora Bank Ltd.	41,000	121,590
Attijariwafa Bank	565	21,626
Australia & New Zealand Banking Group Ltd.	111,081	3,197,003
Banca Monte dei Paschi di Siena S.p.A.	249,632	69,272	(a)
Banco Bilbao Vizcaya Argentaria S.A.	225,442	2,520,702
Banco Bradesco S.A.	18,640	288,805
Banco de Chile	870,102	129,394
Banco de Credito e Inversiones	1,057	62,909
Banco de Sabadell S.A.	106,717	268,835
Banco do Brasil S.A.	23,500	272,894
Banco Espirito Santo S.A.	76,882	81,904	(a)
Banco Popular Espanol S.A.	52,624	282,730	(a)
Banco Santander Brasil S.A.	36,800	246,981
Banco Santander Chile	2,798,504	183,147
Banco Santander S.A.	451,866	3,687,139
Bancolombia S.A.	9,289	131,078
Bangkok Bank PCL	25,300	158,529	(††)
Bangkok Bank PCL	39,400	248,139	(††)
Bank Central Asia Tbk PT	516,500	446,028

Bank Danamon Indonesia Tbk PT	138,000	47,370
Bank Handlowy w Warszawie S.A.	1,235	43,916
Bank Hapoalim BM	44,492	224,857
Bank Leumi Le-Israel BM	47,822	177,671	(a)
Bank Mandiri Persero Tbk PT	411,500	282,506
Bank Millennium S.A.	17,468	40,012	(a)
Bank Negara Indonesia Persero Tbk PT	294,500	103,634
Bank of Ayudhya PCL	90,400	109,098
Bank of Baroda	1,952	15,415
Bank of China Ltd.	3,124,000	1,421,987
Bank of Communications Company Ltd.	367,000	270,217
Bank of East Asia Ltd.	52,000	220,267
Bank of India	4,830	12,136
Bank of Ireland	806,173	229,168	(a)
Bank of Montreal	26,854	1,796,101
Bank of Nova Scotia	48,761	2,798,812
Bank of the Philippine Islands	25,850	57,233
Bank Pekao S.A.	5,497	314,341
Bank Rakyat Indonesia Persero Tbk PT	490,500	307,092
Bank Zachodni WBK S.A.	987	110,036
Bankia S.A.	162,937	177,551	(a)
Barclays Africa Group Ltd.	16,356	239,560
Barclays PLC	493,656	2,122,476
BDO Unibank Inc.	56,200	96,808
BNP Paribas S.A.	41,987	2,841,787
BOC Hong Kong Holdings Ltd.	166,500	534,593
BRE Bank S.A.	587	84,642
CaixaBank	48,068	211,078
Canadian Imperial Bank of Commerce	16,963	1,354,202
Canara Bank	3,570	12,591
Chang Hwa Commercial Bank	189,390	110,494
China CITIC Bank Corp. Ltd.	336,000	174,171
China Construction Bank Corp.	2,978,000	2,296,337
China Development Financial Holding Corp.	490,000	140,867
China Merchants Bank Company Ltd.	214,231	390,056
China Minsheng Banking Corp Ltd.	203,500	243,251
CIMB Group Holdings Bhd	185,400	427,737
Commercial International Bank Egypt SAE	21,548	119,597
Commerzbank AG	40,382	465,183	(a)
Commonwealth Bank of Australia	65,137	4,337,139
Corpbanca S.A.	5,524,790	59,296
Credicorp Ltd.	3,399	436,636
Credit Agricole S.A.	40,637	448,373	(a)
CTBC Financial Holding Company Ltd.	496,139	323,857
Danske Bank A/S	27,333	588,863	(a)
DBS Group Holdings Ltd.	69,000	902,953
DNB ASA	39,724	603,035
E.Sun Financial Holding Company Ltd.	200,200	129,666
Erste Group Bank AG	11,137	352,166
First Financial Holding Company Ltd.	268,380	160,663
FirstRand Ltd.	140,080	466,295
Fubon Financial Holding Company Ltd.	274,000	379,024
Grupo Financiero Banorte SAB de C.V.	101,100	626,396
Grupo Financiero Inbursa SAB de C.V.	94,700	215,101
Grupo Financiero Santander Mexico SAB de C.V.	68,900	189,892
Hana Financial Group Inc.	10,917	374,338
Hang Seng Bank Ltd.	34,000	553,722

HDFC Bank Ltd.	61,290	580,887
Hong Leong Bank Bhd	22,500	96,503
Hong Leong Financial Group Bhd	8,200	36,528
HSBC Holdings PLC	747,558	8,103,721
Hua Nan Financial Holdings Company Ltd.	212,100	121,233
ICICI Bank Ltd.	18,045	253,907
Industrial & Commercial Bank of China Ltd.	3,036,000	2,117,916
Industrial Bank of Korea	6,050	66,992
ING Groep N.V.	156,562	1,769,830	(a)
Intesa Sanpaolo S.p.A.	469,355	968,898
Kasikornbank PCL	30,000	167,839	(††)
Kasikornbank PCL	52,000	293,414	(††)
KB Financial Group Inc.	14,430	504,867
KBC Groep N.V.	9,441	464,099
Komercni Banka AS	621	138,069
Kotak Mahindra Bank Ltd.	11,259	121,123
Krung Thai Bank PCL	138,400	84,951
Lloyds Banking Group PLC	1,860,049	2,216,349	(a)
Malayan Banking Bhd	171,500	517,736
Mega Financial Holding Company Ltd.	329,000	269,836
Metropolitan Bank & Trust	15,028	28,648
Mitsubishi UFJ Financial Group Inc.	518,200	3,311,199
Mizrahi Tefahot Bank Ltd.	4,951	54,481
Mizuho Financial Group Inc.	935,400	2,030,473
National Australia Bank Ltd.	94,923	3,046,165
National Bank of Canada	7,568	626,335
National Societe Generale Bank SAE	2,991	11,488
Natixis	35,140	168,293
Nedbank Group Ltd.	7,989	162,340
Nordea Bank AB	112,301	1,355,004
ORIX Corp.	50,800	825,743
OTP Bank PLC	8,571	169,673
Oversea-Chinese Banking Corp Ltd.	104,000	853,716
Pohjola Bank PLC	5,612	93,287
Powszechna Kasa Oszczednosci Bank Polski S.A.	35,676	424,020
Public Bank Bhd	41,400	225,068
Raiffeisen Bank International AG	1,884	61,691
Reliance Capital Ltd.	4,115	20,708
RHB Capital Bhd	26,700	61,927
RMB Holdings Ltd.	26,636	122,146
Royal Bank of Canada	58,594	3,762,238
Royal Bank of Scotland Group PLC	87,120	507,754	(a)
Sberbank of Russia ADR	104,579	1,258,085
Shinhan Financial Group Company Ltd.	17,140	696,174
Siam Commercial Bank PCL	74,000	350,128
SinoPac Financial Holdings Company Ltd.	252,636	116,206
Skandinaviska Enskilda Banken AB	61,759	654,791
Societe Generale S.A.	28,437	1,417,725
Standard Bank Group Ltd.	54,687	651,435
Standard Chartered PLC	97,560	2,339,811
State Bank of India	5,899	152,363
Sumitomo Mitsui Financial Group Inc.	51,700	2,500,041
Sumitomo Mitsui Trust Holdings Inc.	136,000	672,204
Svenska Handelsbanken AB	20,161	862,864
Swedbank AB	36,806	857,819
Taishin Financial Holding Company Ltd.	285,341	131,731
Taiwan Business Bank	139,360	41,666	(a)

Taiwan Cooperative Financial Holding Company Ltd.	212,000	116,515
The Toronto-Dominion Bank	37,790	3,409,519
Turkiye Garanti Bankasi AS	107,611	423,454
Turkiye Halk Bankasi AS	25,730	188,251
Turkiye Is Bankasi	68,731	181,439
Turkiye Vakiflar Bankasi Tao	28,976	66,035
UniCredit S.p.A.	176,368	1,124,946
Unione di Banche Italiane SCPA	32,581	164,858
United Overseas Bank Ltd.	51,000	840,143
VTB Bank OJSC GDR	56,870	150,137
Westpac Banking Corp.	125,437	3,838,896
Woori Finance Holdings Company Ltd.	14,980	174,239
Yapi ve Kredi Bankasi AS	34,531	76,817
		105,449,652
Diversified Metals & Mining—0.6%
African Rainbow Minerals Ltd.	3,913	76,602
Anglo American PLC	56,995	1,401,078
Antofagasta PLC	17,419	230,885
Assore Ltd.	1,177	50,969
BHP Billiton Ltd.	130,537	4,362,373
BHP Billiton PLC	85,663	2,524,751
Boliden AB	11,175	167,544
First Quantum Minerals Ltd.	21,644	403,864
Glencore Xstrata PLC	429,619	2,342,505	(a)
Grupo Mexico SAB de C.V.	162,400	483,484
Iluka Resources Ltd.	17,117	183,420
Jastrzebska Spolka Weglowa S.A.	1,318	30,929
Jiangxi Copper Company Ltd.	61,000	119,874
KGHM Polska Miedz S.A.	5,917	233,723
Korea Zinc Company Ltd.	341	103,124
Minera Frisco SAB de C.V.	25,300	65,346	(a)
Mitsubishi Materials Corp.	47,000	193,987
MMC Norilsk Nickel OJSC ADR	18,922	273,044
Rio Tinto Ltd.	18,157	1,048,203
Rio Tinto PLC	51,561	2,524,140
Shougang Fushan Resources Group Ltd.	120,000	40,231
Southern Copper Corp.	8,073	219,909
Sumitomo Metal Mining Company Ltd.	22,000	310,746
Teck Resources Ltd.	23,453	631,559
Turquoise Hill Resources Ltd.	14,556	64,432	(a)
Vedanta Resources PLC	4,005	70,175
		18,156,897
Diversified Real Estate Activities—0.3%
Ayala Land Inc.	206,700	129,366
Brookfield Asset Management Inc.	22,475	842,676
CapitaLand Ltd.	108,000	265,965
City Developments Ltd.	16,000	130,703
Daito Trust Construction Company Ltd.	2,900	289,926
Daiwa House Industry Company Ltd.	24,000	451,995
DLF Ltd.	15,616	31,816
Franshion Properties China Ltd.	114,000	37,485
Hang Lung Properties Ltd.	100,000	341,708
Henderson Land Development Company Ltd.	44,800	276,709
Kerry Properties Ltd.	29,500	125,529
Lend Lease Group	22,555	214,275
Mitsubishi Estate Company Ltd.	51,000	1,505,182
Mitsui Fudosan Company Ltd.	34,000	1,141,707
New World Development Company Ltd.	146,000	219,137

Nomura Real Estate Holdings Inc.	5,000	123,057
Poly Property Group Company Ltd.	74,000	44,561
Sumitomo Realty & Development Company Ltd.	14,000	664,153
Sun Hung Kai Properties Ltd.	68,000	922,432
Swire Pacific Ltd.	31,500	377,343
Tokyo Tatemono Company Ltd.	17,000	155,577
Tokyu Land Corp.	18,000	186,650	(a,e)
UOL Group Ltd.	18,000	88,225
Wharf Holdings Ltd.	64,000	554,161
Wheelock & Company Ltd.	38,000	201,879
Yuexiu Property Company Ltd.	186,000	51,086
		9,373,303
Diversified REITs—0.1%
British Land Co. PLC	39,262	367,179
Dexus Property Group	187,091	175,814
Fibra Uno Administracion S.A. de C.V.	55,500	153,003
Fonciere Des Regions	950	78,843
Gecina S.A.	794	101,601
GPT Group	73,340	238,646
Growthpoint Properties Ltd.	65,849	161,290
H&R Real Estate Investment Trust	5,097	105,074
ICADE	1,137	103,905
Land Securities Group PLC	33,111	492,767
Mirvac Group	147,961	240,730
Stockland	93,768	339,313
United Urban Investment Corp.	89	136,051
		2,694,216
Diversified Support Services—0.1%
Aggreko PLC	10,619	275,830
Babcock International Group PLC	14,013	271,404
Brambles Ltd.	66,635	567,617
Edenred	7,377	239,661
Multiplus S.A.	1,800	20,862
		1,375,374
Drug Retail—0.0% *
Raia Drogasil S.A.	7,400	60,934
Shoppers Drug Mart Corp.	8,596	496,074
		557,008
Education Services—0.0% *
Anhanguera Educacional Participacoes S.A.	16,400	97,691
Benesse Holdings Inc.	3,000	109,146
Estacio Participacoes S.A.	10,000	77,357
Kroton Educacional S.A.	7,500	106,163
		390,357
Electric Utilities—0.4%
Acciona S.A.	948	53,968
Centrais Eletricas Brasileiras S.A.	11,000	30,884
CEZ AS	6,598	170,399
Cheung Kong Infrastructure Holdings Ltd.	30,000	208,120
Chubu Electric Power Company Inc.	26,900	368,993
CLP Holdings Ltd.	81,500	664,703
Contact Energy Ltd.	14,241	64,170
CPFL Energia S.A.	9,200	80,137
E.CL S.A.	20,143	28,418
EDP-Energias de Portugal S.A.	88,444	323,250
EDP-Energias do Brasil S.A.	9,400	50,926
Electricite de France S.A.	9,161	289,931
Enea S.A.	3,755	17,022

Enel S.p.A.	268,439	1,029,071
Enersis S.A.	792,939	254,033
Fortis Inc.	8,347	254,089
Fortum Oyj	19,056	429,747
Hokkaido Electric Power Company Inc.	6,900	93,031	(a)
Hokuriku Electric Power Co.	6,200	90,607
Iberdrola S.A.	197,221	1,146,629
Interconexion Electrica S.A. ESP	12,838	63,641
Isagen S.A. ESP	25,432	38,956	(a)
Joint Stock Company Russian Grids GDR	3,694	23,272	(a)
Korea Electric Power Corp.	10,420	291,363	(a)
Kyushu Electric Power Co. Inc.	17,100	244,149	(a)
PGE S.A.	27,532	146,767
Power Assets Holdings Ltd.	61,500	549,564
Power Grid Corporation of India Ltd.	41,167	64,869
Red Electrica Corp S.A.	4,028	229,387
Reliance Infrastructure Ltd.	4,020	23,678
RusHydro JSC ADR	52,229	81,999
Shikoku Electric Power Company Inc.	6,300	107,028	(a)
SP AusNet	62,633	70,278
SSE PLC	39,831	950,764
Tata Power Company Ltd.	35,700	46,076
Tauron Polska Energia S.A.	37,527	57,586
Tenaga Nasional Bhd	119,100	329,950
Terna Rete Elettrica Nazionale S.p.A.	57,316	258,826
The Chugoku Electric Power Company Inc.	11,800	187,597
The Kansai Electric Power Co. Inc.	29,400	377,518	(a)
Tohoku Electric Power Company Inc.	17,000	208,938	(a)
Tokyo Electric Power Company Inc.	57,700	359,284	(a)
Transmissora Alianca de Energia Eletrica S.A.	2,300	22,008
Verbund AG	2,691	60,942
		10,442,568
Electrical Components & Equipment—0.2%
Fuji Electric Company Ltd.	21,000	85,605
Furukawa Electric Company Ltd.	25,000	57,580
Legrand S.A.	10,580	587,401
LS Corp.	809	58,341
LS Industrial Systems Company Ltd.	738	44,637
Mabuchi Motor Company Ltd.	900	47,419
Murata Manufacturing Company Ltd.	8,400	641,182
Nidec Corp.	4,200	346,701
OSRAM Licht AG	3,460	162,522	(a)
Prysmian S.p.A.	7,493	183,586
Schneider Electric S.A.	21,332	1,805,044
Sumitomo Electric Industries Ltd.	32,100	465,184
Teco Electric and Machinery Company Ltd.	64,000	67,751
Walsin Lihwa Corp.	120,000	36,649	(a)
Zhen Ding Technology Holding Ltd.	7,350	17,476
Zhuzhou CSR Times Electric Company Ltd.	17,000	55,241
		4,662,319
Electronic Components—0.1%
AU Optronics Corp.	413,000	155,048	(a)
Cheng Uei Precision Industry Company Ltd.	14,000	28,031
Delta Electronics Inc.	80,000	388,271
Hamamatsu Photonics KK	2,600	97,906
Hirose Electric Company Ltd.	1,200	184,173
Hoya Corp.	17,200	406,490
Ibiden Company Ltd.	4,700	76,781

Innolux Corp.	269,000	129,191	(a)
Kingboard Chemical Holdings Ltd.	27,000	68,935
Kyocera Corp.	13,600	722,099
Largan Precision Company Ltd.	4,000	134,609
LG Display Company Ltd.	8,970	216,597	(a)
LG Innotek Company Ltd.	512	40,925	(a)
Nippon Electric Glass Company Ltd.	14,000	74,904
Omron Corp.	8,000	289,019
Samsung Electro-Mechanics Company Ltd.	2,239	179,799
Samsung SDI Company Ltd.	1,338	233,443
TDK Corp.	5,100	200,102
Tripod Technology Corp.	16,000	31,170
Unimicron Technology Corp.	46,000	39,206
Yaskawa Electric Corp.	8,000	112,428
		3,809,127
Electronic Equipment & Instruments—0.1%
Citizen Holdings Company Ltd.	9,900	69,414
FUJIFILM Holdings Corp.	19,500	467,801
Hexagon AB	9,951	300,245
Hitachi High-Technologies Corp.	2,400	53,809
Hitachi Ltd.	198,000	1,305,539
Keyence Corp.	1,900	721,274
Shimadzu Corp.	9,000	85,299
TPK Holding Company Ltd.	9,000	81,730
Yokogawa Electric Corp.	9,000	128,224
		3,213,335
Electronic Manufacturing Services—0.1%
Fabrinet	1,003	16,891	(a)
Hon Hai Precision Industry Company Ltd.	472,900	1,213,958
TE Connectivity Ltd.	28,763	1,489,348
		2,720,197
Environmental & Facilities Services—0.0% *
China Everbright International Ltd.	88,000	77,729
Park24 Company Ltd.	3,600	64,021
Serco Group PLC	21,501	190,284
		332,034
Fertilizers & Agricultural Chemicals—0.2%
Agrium Inc.	6,547	551,390
China BlueChemical Ltd.	68,000	40,159
Grupa Azoty S.A.	816	19,344
Israel Chemicals Ltd.	18,673	157,497
K+S AG	6,950	180,255
Potash Corporation of Saskatchewan Inc.	35,364	1,108,157
Syngenta AG	3,819	1,560,120
Taiwan Fertilizer Company Ltd.	28,000	66,006
The Israel Corp. Ltd.	88	46,446	(a)
Uralkali OJSC GDR	8,135	211,510	(††)
Uralkali OJSC GDR	2,205	57,330	(††)
Yara International ASA	8,283	341,966
		4,340,180
Food Distributors—0.0% *
Metcash Ltd.	33,592	100,512
Olam International Ltd.	62,000	75,601
The Spar Group Ltd.	6,247	75,234
		251,347
Food Retail—0.4%
Alimentation Couche Tard Inc.	5,626	351,495
BIM Birlesik Magazalar AS	7,874	161,929

Casino Guichard Perrachon S.A.	2,125	219,104
China Resources Enterprise Ltd.	48,000	152,879
Colruyt S.A.	2,817	156,476
CP ALL PCL	186,600	210,283
Delhaize Group S.A.	3,869	244,005
Empire Company Ltd.	1,327	96,010
Eurocash S.A.	2,510	38,693
FamilyMart Company Ltd.	2,200	95,174
George Weston Ltd.	2,454	193,403
Grupo Comercial Chedraui S.A. de C.V.	5,400	16,962
J Sainsbury PLC	49,855	316,078
Jeronimo Martins SGPS S.A.	11,184	229,813
Kesko Oyj	2,385	71,607
Koninklijke Ahold N.V.	41,859	725,563
Lawson Inc.	2,600	203,760
Loblaw Companies Ltd.	5,079	224,871
Magnit OJSC GDR	11,929	736,616
Metro Inc.	4,289	268,840
Pick n Pay Stores Ltd.	9,438	39,023
President Chain Store Corp.	21,000	151,639
Seven & I Holdings Company Ltd.	30,800	1,123,710
Shoprite Holdings Ltd.	16,646	273,581
Tesco PLC	326,369	1,897,393
WM Morrison Supermarkets PLC	91,077	412,972
Woolworths Ltd.	50,934	1,666,904
		10,278,783
Footwear—0.0% *
Anta Sports Products Ltd.	34,000	43,579
Asics Corp.	6,600	113,806
Daphne International Holdings Ltd.	34,000	20,649
Pou Chen Corp.	80,000	93,212
Yue Yuen Industrial Holdings Ltd.	31,000	85,943
		357,189
Forest Products—0.0% *
Duratex S.A.	10,340	61,268
Gas Utilities—0.1%
APA Group	33,483	186,910
China Gas Holdings Ltd.	94,000	102,422
China Resources Gas Group Ltd.	34,000	87,333
Enagas S.A.	7,111	174,372
ENN Energy Holdings Ltd.	32,000	178,668
GAIL India Ltd.	14,061	73,331
Gas Natural SDG S.A.	15,375	321,135
Hong Kong & China Gas Company Ltd.	255,700	612,613
Korea Gas Corp.	980	51,979
Osaka Gas Company Ltd.	74,000	315,231
Perusahaan Gas Negara Persero Tbk PT	436,000	195,786
Petronas Gas Bhd	24,000	161,988
Snam S.p.A.	85,327	432,443
Toho Gas Company Ltd.	15,000	78,573
Tokyo Gas Company Ltd.	105,000	575,694
		3,548,478
General Merchandise Stores—0.0% *
Canadian Tire Corp Ltd.	3,488	309,573
Dollarama Inc.	3,135	255,308
Don Quijote Company Ltd.	2,000	125,350
Harvey Norman Holdings Ltd.	20,526	61,033
Lojas Americanas S.A.	3,900	25,176
		776,440

Gold—0.1%
Agnico-Eagle Mines Ltd.	7,434	197,295
AngloGold Ashanti Ltd.	14,863	198,523
Barrick Gold Corp.	40,419	754,194
Cia de Minas Buenaventura S.A. ADR	8,589	100,577
Eldorado Gold Corp.	25,001	169,041
Franco-Nevada Corp.	6,466	293,955
Gold Fields Ltd.	31,089	142,382
Goldcorp Inc.	33,407	871,007
Harmony Gold Mining Company Ltd.	14,498	49,917
Kinross Gold Corp.	42,336	213,760
Koza Altin Isletmeleri AS	2,504	39,735
New Gold Inc.	16,844	100,615	(a)
Newcrest Mining Ltd.	32,707	357,817
Randgold Resources Ltd.	3,741	269,649
Yamana Gold Inc.	28,763	299,690
Zhaojin Mining Industry Company Ltd.	33,500	29,763
Zijin Mining Group Company Ltd.	230,000	55,163
		4,143,083
Healthcare Distributors—0.0% *
Alfresa Holdings Corp.	1,600	82,507
Celesio AG	3,289	74,084
Medipal Holdings Corp.	5,400	66,643
Shanghai Pharmaceuticals Holding Company Ltd.	22,700	43,848
Sinopharm Group Company Ltd.	41,600	104,387
Suzuken Company Ltd.	2,600	85,585
		457,054
Healthcare Equipment—0.1%
Cochlear Ltd.	2,383	134,763
Elekta AB	14,831	238,752
Getinge AB	7,959	284,626
Olympus Corp.	10,000	304,000	(a)
Smith & Nephew PLC	40,101	500,684
Sonova Holding AG	1,968	244,626	(a)
Sysmex Corp.	3,100	197,768
Terumo Corp.	6,200	317,819
William Demant Holding A/S	1,227	113,466	(a)
		2,336,504
Healthcare Facilities—0.0% *
Apollo Hospitals Enterprise Ltd.	2,610	38,688
Bangkok Dusit Medical Services PCL	10,900	43,907
IHH Healthcare Bhd	95,100	121,082	(a)
Life Healthcare Group Holdings Ltd.	36,982	131,336
Mediclinic International Ltd.	14,711	108,581
Netcare Ltd.	33,031	78,772
Ramsay Healthcare Ltd.	4,955	167,767
		690,133
Healthcare Services—0.1%
Catamaran Corp.	8,665	398,898	(a)
Fresenius Medical Care AG & Company KGaA	9,175	597,266
Fresenius SE & Company KGaA	5,287	657,133
Miraca Holdings Inc.	2,100	93,738
Sonic Healthcare Ltd.	15,192	229,983
		1,977,018
Healthcare Supplies—0.0% *
Coloplast A/S	5,080	289,422
Essilor International S.A.	8,314	894,713

Shandong Weigao Group Medical Polymer Company Ltd.	60,000	58,877
Unilife Corp.	4,035	13,396	(a)
		1,256,408
Healthcare Technology—0.0% *
M3 Inc.	24	66,454
Heavy Electrical Equipment—0.1%
ABB Ltd.	90,014	2,129,278	(a)
Alstom S.A.	9,100	324,339
Bharat Heavy Electricals Ltd.	22,240	48,952
Mitsubishi Electric Corp.	79,000	829,248
Shanghai Electric Group Company Ltd.	108,000	38,576
		3,370,393
Highways & Railtracks—0.1%
Abertis Infraestructuras S.A.	16,944	329,479
Arteris S.A.	1,900	16,814
Atlantia S.p.A.	13,697	278,670
CCR S.A.	36,100	281,366
EcoRodovias Infraestrutura e Logistica S.A.	6,200	42,224
Groupe Eurotunnel S.A.	21,236	193,663
Jasa Marga Persero Tbk PT	81,500	36,598
Jiangsu Expressway Company Ltd.	44,000	51,971
OHL Mexico SAB de C.V.	24,300	63,594	(a)
Transurban Group	58,607	372,643
Zhejiang Expressway Company Ltd.	52,000	48,076
		1,715,098
Home Building—0.0% *
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	11,000	82,770
MRV Engenharia e Participacoes S.A.	11,800	48,291
Persimmon PLC	12,340	217,020	(a)
Sekisui Chemical Company Ltd.	16,000	162,731
Sekisui House Ltd.	23,000	308,932
		819,744
Home Entertainment Software—0.0% *
GungHo Online Entertainment Inc.	144	111,972	(a)
Konami Corp.	3,800	87,753
NCSoft Corp.	620	110,191
Nexon Company Ltd.	4,000	48,754
NHN Entertainment Corp.	483	53,034	(a)
Nintendo Company Ltd.	4,400	499,078
		910,782
Home Furnishing Retail—0.0% *
Nitori Holdings Company Ltd.	1,300	119,236
Home Furnishings—0.0% *
Steinhoff International Holdings Ltd.	44,630	158,542	(a)
Home Improvement Retail—0.0% *
Home Product Center PCL	67,100	26,171
Kingfisher PLC	98,992	618,627
		644,798
Hotels, Resorts & Cruise Lines—0.0% *
Accor S.A.	6,094	253,579
Carnival PLC	7,452	252,699
Flight Centre Ltd.	2,032	91,771
Formosa International Hotels Corp.	1,100	12,352
InterContinental Hotels Group PLC	10,767	314,198
Minor International PCL	44,400	34,350
Shangri-La Asia Ltd.	64,000	105,798
TUI Travel PLC	16,273	96,898
		1,161,645

Household Appliances—0.0% *
Arcelik AS	8,562	49,734
Coway Company Ltd.	2,160	119,590
Electrolux AB	9,443	245,370
Haier Electronics Group Company Ltd.	31,000	60,360
Husqvarna AB	14,820	96,283
Rinnai Corp.	1,200	89,029
		660,366
Household Products—0.1%
Henkel AG & Company KGaA	4,992	442,409
Kimberly-Clark de Mexico SAB de C.V.	58,300	169,491
LG Household & Healthcare Ltd.	359	182,060
Reckitt Benckiser Group PLC	25,919	1,897,189
Svenska Cellulosa AB	24,122	608,392
Unicharm Corp.	5,100	297,814
Unilever Indonesia Tbk PT	56,500	147,105
		3,744,460
Human Resource & Employment Services—0.0% *
Adecco S.A.	5,796	412,787	(a)
Capita PLC	27,721	447,118
Randstad Holding N.V.	4,968	280,026
Seek Ltd.	13,036	144,809
		1,284,740
Hypermarkets & Super Centers—0.2%
Aeon Company Ltd.	26,000	357,972
Almacenes Exito S.A.	7,211	123,392
Carrefour S.A.	24,431	839,178
Cencosud S.A.	43,221	193,553
Controladora Comercial Mexicana SAB de C.V.	13,600	57,525
Distribuidora Internacional de Alimentacion S.A.	22,662	196,605
E-Mart Company Ltd.	840	189,155
Massmart Holdings Ltd.	3,853	64,366
Metro AG	5,385	213,580
Sun Art Retail Group Ltd.	88,500	127,127
Wal-Mart de Mexico SAB de C.V.	226,600	589,750
Wesfarmers Ltd.	41,127	1,581,686
Wumart Stores Inc.	18,000	32,263
		4,566,152
Independent Power Producers & Energy Traders—0.1%
Aboitiz Power Corp.	66,300	47,966
AES Gener S.A.	79,585	47,610
China Longyuan Power Group Corp.	101,000	104,970
China Resources Power Holdings Company Ltd.	82,000	195,612
Colbun S.A.	260,471	67,405
Datang International Power Generation Company Ltd.	112,000	49,392
Electric Power Development Company Ltd.	4,300	140,229
Empresa Nacional de Electricidad S.A.	137,870	193,140
Enel Green Power S.p.A.	65,696	140,953
Energy Development Corp.	270,200	33,822
Eneva S.A.	6,800	16,037	(a)
Glow Energy PCL	17,700	36,922
Huaneng Power International Inc.	126,000	126,241
NTPC Ltd.	44,321	104,670
Reliance Power Ltd.	22,142	23,785	(a)
Tractebel Energia S.A.	6,100	100,376
TransAlta Corp.	9,219	120,002
		1,549,132

Industrial Conglomerates—0.4%
Aboitiz Equity Ventures Inc.	66,580	68,813
Aditya Birla Nuvo Ltd.	1,222	24,379
Alfa SAB de C.V.	119,800	321,256
Alliance Global Group Inc.	117,400	63,365
Beijing Enterprises Holdings Ltd.	19,500	140,810
Bidvest Group Ltd.	11,326	283,270
CITIC Pacific Ltd.	50,000	64,989
CJ Corp.	632	68,218
DMCI Holdings Inc.	28,000	29,582
Doosan Corp.	378	53,112
Enka Insaat ve Sanayi AS	15,599	46,268
Far Eastern New Century Corp.	115,260	127,083
Grupo Carso SAB de C.V.	22,000	116,787
Hopewell Holdings Ltd.	24,000	80,463
Hutchison Whampoa Ltd.	90,000	1,079,863
Jaiprakash Associates Ltd.	36,106	20,128
Keppel Corp. Ltd.	62,000	514,875
KOC Holding AS	23,474	108,153
Koninklijke Philips N.V.	39,152	1,262,946
LG Corp.	3,743	230,569
MMC Corp Bhd	22,700	18,037
NWS Holdings Ltd.	60,000	92,687
Reunert Ltd.	6,013	43,414
Samsung Techwin Company Ltd.	1,650	93,656
Sembcorp Industries Ltd.	42,000	177,071
Shanghai Industrial Holdings Ltd.	20,000	66,279
Siemens AG	32,187	3,880,340
Siemens Ltd.	2,575	19,640
Sime Darby Bhd	118,700	345,958
SK Holdings Company Ltd.	1,018	183,769
SM Investments Corp.	10,194	182,621
Smiths Group PLC	15,368	348,168
Toshiba Corp.	168,000	753,325
Turkiye Sise ve Cam Fabrikalari AS	17,815	24,483
		10,934,377
Industrial Gases—0.1%
Air Liquide S.A.	12,444	1,734,175
Air Water Inc.	6,000	88,479
Linde AG	7,555	1,497,208
Taiyo Nippon Sanso Corp.	9,000	60,352
Yingde Gases Group Company Ltd.	34,000	33,320
		3,413,534
Industrial Machinery—0.4%
Alfa Laval AB	12,518	302,275
Amada Company Ltd.	13,000	116,983
Andritz AG	3,315	194,998
Atlas Copco AB	32,642	956,427	(††)
Atlas Copco AB	10,739	283,894	(††)
China International Marine Containers Group Company Ltd.	23,400	42,665
Doosan Infracore Company Ltd.	4,510	65,887	(a)
FANUC Corp.	7,800	1,288,540
GEA Group AG	7,004	287,795
Hiwin Technologies Corp.	7,210	48,283
IHI Corp.	53,000	223,073
IMI PLC	12,527	295,164
Invensys PLC	26,221	211,462
JTEKT Corp.	8,400	114,882

Kawasaki Heavy Industries Ltd.	60,000	259,873
Kone Oyj	6,643	593,042
Kurita Water Industries Ltd.	4,400	93,403
Makita Corp.	4,600	267,210
Melrose Industries PLC	48,690	236,388
Metso Oyj	5,381	211,527
Mitsubishi Heavy Industries Ltd.	126,000	722,935
Nabtesco Corp.	4,600	112,135
NGK Insulators Ltd.	10,000	151,643
NSK Ltd.	19,000	193,824
Sandvik AB	46,484	642,646
Schindler Holding AG	1,798	270,023	(††)
Schindler Holding AG	1,044	151,708	(††)
SKF AB	17,413	484,997
SMC Corp.	2,200	523,292
Sulzer AG	1,015	157,147
Sumitomo Heavy Industries Ltd.	21,000	95,450
The Japan Steel Works Ltd.	12,000	69,585
The Weir Group PLC	8,910	336,192
THK Company Ltd.	4,600	101,915
Vallourec S.A.	4,128	247,375
Wartsila Oyj Abp	7,536	340,513
WEG S.A.	7,900	95,820
Zardoya Otis S.A.	6,283	102,060
		10,893,031
Industrial REITs—0.0% *
Ascendas Real Estate Investment Trust	84,000	152,636
Goodman Group	70,089	319,819
Nippon Prologis REIT Inc.	7	69,982
Segro PLC	27,782	139,470
		681,907
Integrated Oil & Gas—1.4%
BG Group PLC	138,375	2,645,316
BP PLC	765,881	5,371,596
Cenovus Energy Inc.	31,166	932,039
China Petroleum & Chemical Corp.	1,067,400	835,460
Ecopetrol S.A.	211,335	485,573
Eni S.p.A.	102,590	2,353,864
Galp Energia SGPS S.A.	15,493	257,852
Gazprom OAO ADR	206,282	1,819,407
Husky Energy Inc.	13,955	402,128
Imperial Oil Ltd.	12,728	560,062
Lukoil OAO ADR	19,584	1,244,759
MOL Hungarian Oil & Gas PLC	1,514	109,585
OMV AG	6,636	327,873
Origin Energy Ltd.	46,721	615,979
PetroChina Company Ltd.	882,000	971,262
Petroleo Brasileiro S.A.	117,000	891,408
Polskie Gornictwo Naftowe i Gazownictwo S.A.	63,407	124,519
PTT PCL	37,900	382,877
Repsol S.A.	35,600	883,081
Rosneft OAO GDR	45,830	371,223
Royal Dutch Shell PLC	151,788	5,014,429	(††)
Royal Dutch Shell PLC	104,018	3,595,494	(††)
Sasol Ltd.	23,266	1,107,220
Statoil ASA	46,189	1,048,310
Suncor Energy Inc.	61,581	2,206,468
Surgutneftegas OAO ADR	27,270	194,435	(††)

Surgutneftegas OAO ADR	29,028	254,575	(††)
Total S.A.	85,904	4,988,003
		39,994,797
Integrated Telecommunication Services—0.6%
BCE Inc.	10,421	446,281
Belgacom S.A.	5,928	157,680
Bell Aliant Inc.	2,827	70,544
Bezeq The Israeli Telecommunication Corp Ltd.	71,154	130,765
BT Group PLC	315,056	1,746,930
China Communications Services Corp Ltd.	84,000	49,067
China Telecom Corp Ltd.	564,000	280,722
China Unicom Hong Kong Ltd.	188,000	294,297
Chunghwa Telecom Company Ltd.	152,000	486,840
Deutsche Telekom AG	113,283	1,643,098
Elisa Oyj	5,366	127,986
France Telecom S.A.	74,510	934,876
Hellenic Telecommunications Organization S.A.	8,741	91,108	(a)
HKT Trust	96,000	90,118
Koninklijke KPN N.V.	127,709	407,117	(a)
KT Corp.	1,110	37,132
LG Uplus Corp.	8,060	86,624	(a)
Magyar Telekom Telecommunications PLC	17,882	24,902
Maroc Telecom S.A.	2,200	25,236
Nippon Telegraph & Telephone Corp.	17,700	916,341
PCCW Ltd.	173,000	76,516
Portugal Telecom SGPS S.A.	23,867	107,617
Rostelecom OJSC ADR	7,764	146,740
Singapore Telecommunications Ltd.	314,000	938,434
Swisscom AG	947	455,146
TDC A/S	28,766	243,561
Telecom Corp. of New Zealand Ltd.	68,211	132,090
Telecom Egypt Co.	13,363	25,983
Telecom Italia S.p.A.	449,635	371,276	(††)
Telecom Italia S.p.A.	190,334	126,478	(††)
Telefonica Czech Republic AS	3,979	63,101
Telefonica Deutschland Holding AG	9,195	72,627
Telefonica S.A.	166,232	2,589,981	(a)
Telekom Austria AG	8,813	73,940
Telekom Malaysia Bhd	42,600	68,484
Telekomunikacja Polska S.A.	28,318	75,297
Telekomunikasi Indonesia Persero Tbk PT	1,797,500	325,972
Telenor ASA	28,118	642,377
TeliaSonera AB	94,887	727,411
Telstra Corp Ltd.	175,770	816,838
TELUS Corp.	11,130	369,665
True Corp PCL	168,400	41,723	(a)
Turk Telekomunikasyon AS	16,769	58,194
Vivendi S.A.	47,597	1,095,627
XL Axiata Tbk PT	93,500	34,316
		17,727,058
Internet Retail—0.0% *
Rakuten Inc.	30,300	458,553
Internet Software & Services—0.1%
Dena Company Ltd.	3,900	79,411
Gree Inc.	3,500	27,287
NAVER Corp.	1,139	590,339
Tencent Holdings Ltd.	41,700	2,187,393

United Internet AG	4,079	154,603
Yahoo Japan Corp.	57,700	327,530
		3,366,563
Investment Banking & Brokerage—0.1%
CITIC Securities Company Ltd.	42,500	85,053
Daewoo Securities Company Ltd.	7,490	68,580
Daiwa Securities Group Inc.	70,000	627,771
Haitong Securities Company Ltd.	49,200	73,466
Hyundai Securities Company Ltd.	6,640	41,335
ICAP PLC	21,687	131,454
Korea Investment Holdings Company Ltd.	1,740	67,111
Macquarie Group Ltd.	12,955	580,361
Mediobanca S.p.A.	20,019	139,694
Nomura Holdings Inc.	149,500	1,165,529
Samsung Securities Company Ltd.	2,292	100,345
Woori Investment & Securities Company Ltd.	6,220	67,138
Yuanta Financial Holding Company Ltd.	351,000	179,851
		3,327,688
IT Consulting & Other Services—0.1%
AtoS	2,010	157,074
Cap Gemini S.A.	5,602	333,431
CGI Group Inc.	7,985	280,823	(a)
Fujitsu Ltd.	74,000	276,015	(a)
HCL Technologies Ltd.	7,684	132,796
Infosys Ltd.	18,855	906,233
Itochu Techno-Solutions Corp.	900	32,010
Luxoft Holding Inc.	113	2,991	(a)
Nomura Research Institute Ltd.	3,800	132,056
NTT Data Corp.	5,300	178,512
Otsuka Corp.	600	76,556
SK C&C CompanyLtd.	921	98,555
Tata Consultancy Services Ltd.	18,636	572,282
Wipro Ltd.	25,134	189,735
		3,369,069
Leisure Facilities—0.0% *
Oriental Land Company Ltd.	2,100	347,129
Leisure Products—0.0% *
Giant Manufacturing Company Ltd.	10,000	68,150
Merida Industry Company Ltd.	7,000	45,456
Namco Bandai Holdings Inc.	6,600	123,424
Sankyo Company Ltd.	1,900	92,846
Sega Sammy Holdings Inc.	7,400	213,346
Shimano Inc.	3,200	286,003
Yamaha Corp.	6,100	87,032
		916,257
Life & Health Insurance—0.5%
Aegon N.V.	73,198	541,992
AIA Group Ltd.	493,800	2,320,911
AMP Ltd.	124,980	538,736
Cathay Financial Holding Company Ltd.	291,149	414,563
China Life Insurance Company Ltd.	85,500	77,065	(††)
China Life Insurance Company Ltd.	313,000	811,242	(††)
China Taiping Insurance Holdings Company Ltd.	32,800	46,947	(a)
CNP Assurances	5,764	103,890
Delta Lloyd N.V.	7,100	151,180
Discovery Ltd.	10,317	83,120
Great-West Lifeco Inc.	11,430	333,704
Hanwha Life Insurance Company Ltd.	8,480	54,841

Industrial Alliance Insurance & Financial Services Inc.	3,775	159,829
Legal & General Group PLC	240,719	764,827
Liberty Holdings Ltd.	4,059	47,189
Manulife Financial Corp.	70,176	1,163,342
MMI Holdings Ltd.	36,164	87,681
New China Life Insurance Company Ltd.	23,300	66,849	(a)
Old Mutual PLC	200,483	609,066
Ping An Insurance Group Company of China Ltd.	81,000	602,135
Power Corp of Canada	13,526	382,923
Power Financial Corp.	9,419	293,685
Prudential PLC	103,099	1,921,691
Resolution Ltd.	55,034	283,230
RMI Holdings	22,171	58,954
Samsung Life Insurance Company Ltd.	2,361	229,581
Sanlam Ltd.	67,666	315,074
Shin Kong Financial Holding Company Ltd.	242,192	81,913
Sony Financial Holdings Inc.	6,500	119,103
Standard Life PLC	97,011	542,622
Sun Life Financial Inc.	24,295	777,610
Swiss Life Holding AG	1,203	227,762	(a)
T&D Holdings Inc.	22,500	278,369
The Dai-ichi Life Insurance Company Ltd.	35,300	503,643
		14,995,269
Life Sciences Tools & Services—0.0% *
Divi’s Laboratories Ltd.	1,428	22,011
Lonza Group AG	1,992	163,017	(a)
QIAGEN N.V.	9,834	212,124	(a)
		397,152
Managed Healthcare—0.0% *
Odontoprev S.A.	10,100	44,147
Qualicorp S.A.	8,200	74,594	(a)
		118,741
Marine—0.1%
AP Moeller—Maersk A/S	59	541,314	(††)
AP Moeller—Maersk A/S	19	164,424	(††)
China COSCO Holdings Company Ltd.	102,500	50,621	(a)
China Shipping Container Lines Company Ltd.	146,000	38,029	(a)
Evergreen Marine Corp Taiwan Ltd.	64,000	37,880	(a)
Hyundai Merchant Marine Company Ltd.	2,480	40,846	(a)
Kuehne + Nagel International AG	2,460	322,378
MISC Bhd	40,400	63,460	(a)
Mitsui OSK Lines Ltd.	42,000	189,615	(a)
Nippon Yusen KK	69,000	217,987
Orient Overseas International Ltd.	9,000	52,862
U-Ming Marine Transport Corp.	17,000	30,876
Wan Hai Lines Ltd.	36,000	20,638
Yang Ming Marine Transport Corp.	59,000	27,038	(a)
		1,797,968
Marine Ports & Services—0.0% *
Adani Ports and Special Economic Zone	14,192	31,091
China Merchants Holdings International Company Ltd.	42,000	152,724
COSCO Pacific Ltd.	62,000	95,297
Hutchison Port Holdings Trust	201,000	156,780
International Container Terminal Services Inc.	26,800	59,706
Kamigumi Company Ltd.	8,000	67,995
Koninklijke Vopak N.V.	2,589	148,437
Mitsubishi Logistics Corp.	5,000	75,465
		787,495

Metal & Glass Containers—0.0% *
Nampak Ltd.	13,509	41,895
Rexam PLC	32,047	249,935
Toyo Seikan Group Holdings Ltd.	5,800	113,724
		405,554
Motorcycle Manufacturers—0.0% *
Bajaj Auto Ltd.	3,146	99,890
Hero Motocorp Ltd.	3,073	99,055
Yamaha Motor Company Ltd.	10,600	154,908
		353,853
Movies & Entertainment—0.0% *
Toho Company Ltd.	4,400	91,744
Multi-Line Insurance—0.4%
Ageas	9,634	390,450
Allianz SE	18,496	2,909,314
Assicurazioni Generali S.p.A.	46,975	937,919
Aviva PLC	121,300	779,446
AXA S.A.	71,794	1,664,276
Baloise Holding AG	1,917	211,999
BB Seguridade Participacoes S.A.	23,900	234,163
China Pacific Insurance Group Company Ltd.	107,400	383,613
Gjensidige Forsikring ASA	7,732	116,734
Mapfre S.A.	32,631	116,876
Porto Seguro S.A.	4,400	55,345
Powszechny Zaklad Ubezpieczen S.A.	2,320	315,205
Sampo	17,180	738,602
Sul America S.A.	5,000	35,871
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,571	80,704
Zurich Insurance Group AG	6,066	1,562,368	(a)
		10,532,885
Multi-Sector Holdings—0.1%
Ayala Corp.	7,150	99,269
Corp. Financiera Colombiana S.A.	2,956	60,723
Eurazeo	1,312	84,288
Exor S.p.A.	3,417	128,263
First Pacific Company Ltd.	94,000	103,877
Groupe Bruxelles Lambert S.A.	4,014	341,608
Grupo de Inversiones Suramericana S.A.	8,633	172,633
Haci Omer Sabanci Holding AS	34,397	165,961
Industrivarden AB	4,939	90,966
Investment AB Kinnevik	9,470	328,046
Investor AB	20,158	611,980
Metro Pacific Investments Corp.	129,200	13,353
Onex Corp.	3,866	203,474
Pargesa Holding S.A.	1,294	97,095
Remgro Ltd.	19,519	376,270
Wendel S.A.	1,280	173,614
		3,051,420
Multi-Utilities—0.3%
AGL Energy Ltd.	23,385	337,176
Atco Ltd.	2,398	104,258
Canadian Utilities Ltd.	4,562	157,245
Centrica PLC	211,359	1,265,389
E.ON SE	73,983	1,316,935
GDF Suez	53,714	1,350,225
National Grid PLC	148,550	1,757,303
RWE AG	20,867	710,120
Suez Environnement Co.	10,531	170,921

Veolia Environnement S.A.	14,035	239,856
YTL Corp Bhd	200,400	94,682
YTL Power International Bhd	82,900	45,271
		7,549,381
Office Electronics—0.1%
Brother Industries Ltd.	8,800	99,188
Canon Inc.	46,400	1,480,071
Konica Minolta Inc.	20,500	172,148
Ricoh Company Ltd.	28,000	322,731
		2,074,138
Office REITs—0.0% *
CapitaCommercial Trust	95,000	109,783
Japan Prime Realty Investment Corp.	29	101,962
Japan Real Estate Investment Corp.	23	269,085
Nippon Building Fund Inc.	28	348,127
Nomura Real Estate Office Fund Inc.	14	72,051
		901,008
Office Services & Supplies—0.0% *
Societe BIC S.A.	1,036	120,535
Oil & Gas Drilling—0.1%
China Oilfield Services Ltd.	58,000	145,539
Seadrill Ltd.	15,617	700,581
Transocean Ltd.	14,788	656,935
		1,503,055
Oil & Gas Equipment & Services—0.1%
Aker Solutions ASA	7,194	101,016
AMEC PLC	12,623	219,544
Bumi Armada Bhd	42,800	51,210	(a)
Cie Generale de Geophysique—Veritas	5,975	137,780	(a)
Fugro N.V.	2,870	175,174
Petrofac Ltd.	10,564	240,358
Saipem S.p.A.	10,901	236,984
Sapurakencana Petroleum Bhd	127,700	144,566	(a)
Subsea 7 S.A.	11,444	237,852
Technip S.A.	4,256	500,009
Tenaris S.A.	19,053	447,218
TMK OAO GDR	3,009	38,936
WorleyParsons Ltd.	8,516	193,657
		2,724,304
Oil & Gas Exploration & Production—0.4%
ARC Resources Ltd.	11,975	306,045
Athabasca Oil Corp.	11,308	86,358	(a)
Baytex Energy Corp.	4,899	202,604
Bonavista Energy Corp.	6,030	75,852
Cairn India Ltd.	17,722	90,047
Canadian Natural Resources Ltd.	44,084	1,388,266
Canadian Oil Sands Ltd.	18,537	359,956
CNOOC Ltd.	737,000	1,499,631
Crescent Point Energy Corp.	16,066	609,567
Encana Corp.	28,724	497,409
Enerplus Corp.	7,209	119,577
Equal Energy Ltd.	1,276	6,010
Inpex Corp.	37,600	443,728
Japan Petroleum Exploration Co.	1,100	47,307
Kunlun Energy Company Ltd.	138,000	193,606
Lundin Petroleum AB	8,987	193,925	(a)
MEG Energy Corp.	5,897	203,891	(a)
NovaTek OAO GDR	4,307	569,385

Oil & Natural Gas Corp Ltd.	28,871	122,646
Oil India Ltd.	22,293	154,988
Pacific Rubiales Energy Corp.	11,182	221,268
Pengrowth Energy Corp.	16,966	100,023
Penn West Petroleum Ltd.	17,358	193,017
Peyto Exploration & Development Corp.	4,880	144,515
PTT Exploration & Production PCL	57,900	302,642
Santos Ltd.	40,834	575,782
Talisman Energy Inc.	39,373	452,757
Tatneft OAO ADR	9,139	357,792
Tourmaline Oil Corp.	6,249	254,422	(a)
Tullow Oil PLC	37,758	626,128
Vermilion Energy Inc.	4,105	226,116
Woodside Petroleum Ltd.	27,115	971,307
		11,596,567
Oil & Gas Refining & Marketing—0.1%
Bharat Petroleum Corp Ltd.	6,480	34,188
Caltex Australia Ltd.	4,925	85,149
Cosan S.A. Industria e Comercio	5,500	105,550
Cosmo Oil Company Ltd.	22,000	41,254	(a)
Delek Group Ltd.	174	56,750
Empresas COPEC S.A.	18,588	262,206
Formosa Petrochemical Corp.	43,000	113,001
Grupa Lotos S.A.	2,254	26,573	(a)
GS Holdings	2,084	109,370
Idemitsu Kosan Company Ltd.	800	69,299
IRPC PCL	378,600	38,005
JX Holdings Inc.	94,900	492,271
Keyera Corp.	3,488	198,645
Neste Oil Oyj	5,805	128,477
Petronas Dagangan Bhd	8,900	79,184
Polski Koncern Naftowy Orlen S.A.	13,345	188,750
Reliance Industries Ltd.	51,727	678,759
S-Oil Corp.	1,820	131,926
Showa Shell Sekiyu KK	7,600	85,043
SK Innovation Company Ltd.	2,529	343,577
Thai Oil PCL	30,500	56,310
TonenGeneral Sekiyu KK	11,000	101,677
Tupras Turkiye Petrol Rafinerileri AS	5,349	112,911
		3,538,875
Oil & Gas Storage & Transportation—0.1%
AltaGas Ltd.	4,683	166,791
Enbridge Inc.	32,357	1,354,215
Pembina Pipeline Corp.	12,074	401,018
TransCanada Corp.	29,231	1,286,801
Ultrapar Participacoes S.A.	13,300	326,578
		3,535,403
Packaged Foods & Meats—0.8%
Ajinomoto Company Inc.	25,000	328,662
Aryzta AG	3,492	233,444	(a)
Associated British Foods PLC	14,854	451,263
Barry Callebaut AG	87	87,361	(a)
BRF S.A.	27,600	669,527
Calbee Inc.	2,400	69,609
Charoen Pokphand Foods PCL	115,100	88,312
China Mengniu Dairy Company Ltd.	53,000	237,487
CJ CheilJedang Corp.	320	82,332
Danone S.A.	23,130	1,742,085

GlaxoSmithKline Consumer Healthcare Ltd.	162	11,168
Grupo Bimbo SAB de C.V.	66,600	204,600
Indofood CBP Sukses Makmur Tbk PT	32,000	28,325
Indofood Sukses Makmur Tbk PT	165,000	100,453
JBS S.A.	25,900	90,171
Kerry Group PLC	5,662	344,552
Kikkoman Corp.	6,000	109,758
Lindt & Spruengli AG	33	135,430	(††)
Lindt & Spruengli AG	3	142,660	(††)
Lotte Confectionery Company Ltd.	35	55,528
M Dias Branco S.A.	1,000	45,821
MEIJI Holdings Company Ltd.	2,300	125,870
Nestle S.A.	130,761	9,146,401
Nippon Meat Packers Inc.	7,000	100,229
Nisshin Seifun Group Inc.	7,700	77,687
Nissin Foods Holdings Company Ltd.	2,300	94,461
Orion Corp.	142	125,923
Orkla ASA	35,555	258,937
PPB Group Bhd	17,800	77,655
Saputo Inc.	5,180	246,276
Standard Foods Corp.	11,500	34,461
Suedzucker AG	3,033	89,420
Tate & Lyle PLC	19,062	227,350
Tiger Brands Ltd.	6,889	204,752
Tingyi Cayman Islands Holding Corp.	82,000	216,759
Toyo Suisan Kaisha Ltd.	4,000	117,320
Uni-President China Holdings Ltd.	40,000	40,128
Uni-President Enterprises Corp.	171,720	320,011
Unilever N.V.	66,611	2,592,782
Unilever PLC	52,353	2,068,642
Universal Robina Corp.	30,200	85,315
Want Want China Holdings Ltd.	242,000	367,596
Yakult Honsha Company Ltd.	3,400	170,303
Yamazaki Baking Company Ltd.	4,000	43,210
		22,090,036
Paper Packaging—0.0% *
Amcor Ltd.	51,765	506,294
Paper Products—0.0% *
Empresas CMPC S.A.	46,932	143,316
Fibria Celulose S.A.	9,300	106,409	(a)
Lee & Man Paper Manufacturing Ltd.	71,000	41,839
Nine Dragons Paper Holdings Ltd.	63,000	44,517
Oji Holdings Corp.	31,000	145,325
Sappi Ltd.	19,577	49,119	(a)
Stora Enso Oyj	23,120	196,072
UPM-Kymmene Oyj	21,948	303,932
		1,030,529
Personal Products—0.1%
Amorepacific Corp.	131	110,317
AMOREPACIFIC Group	68	24,899
Beiersdorf AG	4,355	386,957
Dabur India Ltd.	13,803	37,239
Godrej Consumer Products Ltd.	4,709	62,585
Hengan International Group Company Ltd.	29,500	345,016
Hypermarcas S.A.	12,800	102,812
Kao Corp.	21,900	682,945
L’Oreal S.A.	9,486	1,630,131

Natura Cosmeticos S.A.	7,200	160,104
Shiseido Company Ltd.	15,000	269,656
		3,812,661
Pharmaceuticals—1.6%
Aspen Pharmacare Holdings Ltd.	12,203	318,603
Astellas Pharma Inc.	18,000	917,197
AstraZeneca PLC	50,429	2,625,928
Bayer AG	33,568	3,960,494
Celltrion Inc.	2,414	105,013
Chugai Pharmaceutical Company Ltd.	9,400	192,933
Cipla Ltd.	12,861	88,746
Daiichi Sankyo Company Ltd.	28,800	521,849
Dainippon Sumitomo Pharma Company Ltd.	6,100	83,053
Dr Reddy’s Laboratories Ltd.	3,837	145,368
Eisai Company Ltd.	11,200	455,419
Genomma Lab Internacional SAB de C.V.	29,900	67,915	(a)
GlaxoSmithKline PLC	198,467	5,005,763
Hisamitsu Pharmaceutical Company Inc.	2,400	134,033
Kalbe Farma Tbk PT	854,500	87,073
Kyowa Hakko Kirin Company Ltd.	8,000	82,181
Lupin Ltd.	3,427	46,814
Merck KGaA	2,576	402,226
Mitsubishi Tanabe Pharma Corp.	8,600	120,685
Novartis AG	93,015	7,149,065
Novo Nordisk A/S	16,219	2,755,345
Ono Pharmaceutical Company Ltd.	3,200	196,647
Orion Oyj	4,156	104,752
Otsuka Holdings Company Ltd.	15,600	452,460
Piramal Enterprises Ltd.	2,159	20,347
Ranbaxy Laboratories Ltd.	4,850	25,495	(a)
Roche Holding AG	28,401	7,660,496
Sanofi	48,033	4,874,542
Santen Pharmaceutical Company Ltd.	2,700	131,113
ScinoPharm Taiwan Ltd.	10,400	30,778
Shionogi & Company Ltd.	11,900	249,945
Shire PLC	23,019	923,723
Sihuan Pharmaceutical Holdings Group Ltd.	74,000	50,287
Sino Biopharmaceutical	124,000	84,264
Sun Pharmaceutical Industries Ltd.	23,014	217,237
Taisho Pharmaceutical Holdings Company Ltd.	1,300	85,717
Takeda Pharmaceutical Company Ltd.	32,600	1,539,883
Teva Pharmaceutical Industries Ltd.	35,096	1,320,828
Tsumura & Co.	2,200	64,526
UCB S.A.	4,895	298,109
Valeant Pharmaceuticals International Inc.	12,796	1,336,988	(a)
Wockhardt Ltd.	748	6,255
Yuhan Corp.	313	57,085
		44,997,180
Photographic Products—0.0% *
Nikon Corp.	13,600	237,420
Precious Metals & Minerals—0.0% *
Anglo American Platinum Ltd.	3,198	138,610	(a)
Fresnillo PLC	8,016	126,306
Impala Platinum Holdings Ltd.	21,829	268,683
Industrias Penoles SAB de C.V.	6,055	176,861
Northam Platinum Ltd.	8,191	34,510	(a)
Silver Wheaton Corp.	14,644	363,571
		1,108,541

Property & Casualty Insurance—0.2%
Admiral Group PLC	8,319	166,107
Direct Line Insurance Group PLC	30,088	103,881
Dongbu Insurance Company Ltd.	1,830	78,671
Hyundai Marine & Fire Insurance Company Ltd.	2,720	74,032
Insurance Australia Group Ltd.	88,521	485,869
Intact Financial Corp.	5,931	356,472
MS&AD Insurance Group Holdings	20,700	540,046
NKSJ Holdings Inc.	14,200	364,822
People’s Insurance Company Group of China Ltd.	224,000	105,138
PICC Property & Casualty Company Ltd.	140,000	189,912
QBE Insurance Group Ltd.	49,527	679,371
RSA Insurance Group PLC	154,806	303,087
Samsung Fire & Marine Insurance Company Ltd.	1,403	321,808
Suncorp Group Ltd.	53,786	657,324
Tokio Marine Holdings Inc.	28,400	927,613
Tryg A/S	1,127	103,809
		5,457,962
Publishing—0.1%
Axel Springer AG	1,610	89,594
Lagardere SCA	4,450	144,600
Pearson PLC	33,915	690,369
Reed Elsevier N.V.	29,317	589,917
Reed Elsevier PLC	49,737	670,932
Singapore Press Holdings Ltd.	57,737	189,121
Thomson Reuters Corp.	15,288	535,727
Wolters Kluwer N.V.	11,537	297,583
		3,207,843
Railroads—0.3%
ALL America Latina Logistica S.A.	17,200	67,686
Asciano Ltd.	36,444	198,669
Aurizon Holdings Ltd.	79,572	348,210
Canadian National Railway Co.	17,825	1,809,899
Canadian Pacific Railway Ltd.	7,388	913,456
Central Japan Railway Co.	5,900	756,403
East Japan Railway Co.	13,800	1,186,976
Hankyu Hanshin Holdings Inc.	44,000	244,382
Keikyu Corp.	19,000	179,689
Keio Corp.	23,000	165,014
Keisei Electric Railway Company Ltd.	10,000	104,153
Kintetsu Corp.	74,000	276,015
MTR Corp Ltd.	63,500	251,375
Odakyu Electric Railway Company Ltd.	24,000	238,471
Tobu Railway Company Ltd.	40,000	211,159
Tokyu Corp.	44,000	313,885
West Japan Railway Co.	6,700	287,118
		7,552,560
Real Estate Development—0.1%
Agile Property Holdings Ltd.	52,000	57,397
Bumi Serpong Damai PT	185,500	23,067
Cheung Kong Holdings Ltd.	60,000	911,394
China Overseas Grand Oceans Group Ltd.	20,000	24,371
China Overseas Land & Investment Ltd.	172,000	507,895
China Resources Land Ltd.	80,000	228,493
China Vanke Company Ltd.	49,400	90,390
Country Garden Holdings Company Ltd.	170,000	109,385
Douja Promotion Groupe Addoha S.A.	1,559	8,847
Evergrande Real Estate Group Ltd.	257,000	107,040	(a)
Farglory Land Development Company Ltd.	13,000	24,182

Greentown China Holdings Ltd.	26,000	48,881
Guangzhou R&F Properties Company Ltd.	33,600	52,598
Highwealth Construction Corp.	12,000	26,462
Keppel Land Ltd.	31,000	87,460
Lippo Karawaci Tbk PT	744,500	70,078
Longfor Properties Company Ltd.	50,000	79,302
LSR Group GDR	11,237	47,701
Ruentex Development Company Ltd.	24,578	50,375
Shimao Property Holdings Ltd.	51,500	119,268
Shui On Land Ltd.	136,666	44,233
Sino Land Company Ltd.	116,000	170,519
Sino-Ocean Land Holdings Ltd.	104,500	61,446
SOHO China Ltd.	76,000	65,365
Talaat Moustafa Group	36,052	26,157	(a)
UEM Sunrise Bhd	59,300	46,392
Unitech Ltd.	50,747	12,726	(a)
		3,101,424
Real Estate Operating Companies—0.1%
Aeon Mall Company Ltd.	4,000	118,787
BR Malls Participacoes S.A.	17,200	155,306
BR Properties S.A.	11,700	103,542
Brookfield Office Properties Inc.	10,283	197,477
CapitaMalls Asia Ltd.	52,000	81,020
Central Pattana PCL	44,200	62,174
First Capital Realty Inc.	863	14,214
Global Logistic Properties Ltd.	134,000	308,635
Hulic Company Ltd.	10,000	149,605
Hysan Development Company Ltd.	26,000	116,000
IMMOFINANZ AG	43,610	190,498	(a)
Multiplan Empreendimentos Imobiliarios S.A.	3,200	76,189
NTT Urban Development Corp.	4,500	59,022
Redefine Properties Ltd.	110,314	106,875
SM Prime Holdings Inc.	245,000	90,145
Swire Properties Ltd.	50,800	143,456
Swiss Prime Site AG	1,980	153,167	(a)
		2,126,112
Regional Banks—0.1%
Banque Cantonale Vaudoise	143	78,794
Bendigo and Adelaide Bank Ltd.	15,355	143,864
BS Financial Group Inc.	6,160	91,998
Chongqing Rural Commercial Bank	92,000	44,368
DGB Financial Group Inc.	5,020	75,673
Fukuoka Financial Group Inc.	30,000	135,439
Hokuhoku Financial Group Inc.	34,000	71,378
Resona Holdings Inc.	80,800	413,367
Seven Bank Ltd.	22,000	73,539
Shinsei Bank Ltd.	64,000	155,231
Suruga Bank Ltd.	7,000	120,346
The Bank of Kyoto Ltd.	14,000	122,986
The Bank of Yokohama Ltd.	47,000	268,708
The Chiba Bank Ltd.	27,000	197,014
The Chugoku Bank Ltd.	7,000	98,446
The Gunma Bank Ltd.	14,000	81,896
The Hachijuni Bank Ltd.	15,000	93,248
The Hiroshima Bank Ltd.	19,000	80,938
The Iyo Bank Ltd.	11,000	115,241
The Joyo Bank Ltd.	25,000	134,267

The Nishi-Nippon City Bank Ltd.	27,000	73,468
The Shizuoka Bank Ltd.	21,000	238,838
Yamaguchi Financial Group Inc.	8,000	78,594
		2,987,641
Reinsurance—0.1%
Hannover Rueck SE	2,352	173,071
Muenchener Rueckversicherungs AG	7,315	1,430,337
SCOR SE	5,925	196,299
Swiss Re AG	14,274	1,180,752	(a)
Third Point Reinsurance Ltd.	932	13,505	(a)
		2,993,964
Research & Consulting Services—0.1%
ALS Ltd/Queensland	15,554	152,709
Bureau Veritas S.A.	8,532	269,100
Experian PLC	41,757	795,902
Intertek Group PLC	6,828	365,442
SGS S.A.	239	570,640
		2,153,793
Residential REITs—0.0% *
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	23,007	31,050
Restaurants—0.1%
Compass Group PLC	75,722	1,042,305
Jollibee Foods Corp.	15,290	59,172
McDonald’s Holdings Company Japan Ltd.	2,600	71,753
Sodexo	3,708	346,184
Tim Hortons Inc.	6,998	406,713
Whitbread PLC	7,512	360,569
		2,286,696
Retail REITs—0.2%
CapitaMall Trust	109,000	170,265
CFS Retail Property Trust Group	82,684	154,627
Corio N.V.	2,561	110,397
Federation Centres Ltd.	53,686	114,454
Hammerson PLC	30,144	244,564
Intu Properties PLC	28,013	145,665
Japan Retail Fund Investment Corp.	77	158,669
Klepierre	3,685	159,872
RioCan Real Estate Investment Trust	5,179	122,434
The Link REIT	102,000	500,455
Unibail-Rodamco SE	94	23,336	(††)
Unibail-Rodamco SE	4,385	1,088,618	(††)
Westfield Group	86,937	895,007
Westfield Retail Trust	126,325	350,817
		4,239,180
Security & Alarm Services—0.0% *
G4S PLC	64,223	264,479
S-1 Corp.	841	50,632
Secom Company Ltd.	9,000	563,159
Securitas AB	11,896	135,941
		1,014,211
Semiconductor Equipment—0.1%
Advantest Corp.	5,600	64,546
ASM Pacific Technology Ltd.	9,300	94,138
ASML Holding N.V.	14,321	1,415,151
GCL-Poly Energy Holdings Ltd.	394,000	113,803	(a)
Hermes Microvision Inc.	1,000	29,087
Sumco Corp.	4,500	36,550
Tokyo Electron Ltd.	6,900	369,875
		2,123,150

Semiconductors—0.5%
Advanced Semiconductor Engineering Inc.	289,000	278,571
ARM Holdings PLC	56,673	904,913
Epistar Corp.	31,000	58,714	(a)
Infineon Technologies AG	45,877	459,240
Kinsus Interconnect Technology Corp.	10,000	35,174
MediaTek Inc.	53,000	655,173
MStar Semiconductor Inc.	8,000	73,866
Novatek Microelectronics Corp.	22,000	91,149
Phison Electronics Corp.	5,000	36,020
Powertech Technology Inc.	27,000	50,773
Radiant Opto-Electronics Corp.	15,450	55,128
Realtek Semiconductor Corp.	16,160	39,461
Rohm Company Ltd.	3,600	147,852
Samsung Electronics Company Ltd.	4,484	5,703,704
Siliconware Precision Industries Co.	108,000	126,202
SK Hynix Inc.	21,170	595,894	(a)
STMicroelectronics N.V.	31,461	290,317
Taiwan Semiconductor Manufacturing Company Ltd.	1,018,000	3,460,243
Transcend Information Inc.	6,000	18,893
United Microelectronics Corp.	501,000	214,349
Vanguard International Semiconductor Corp.	19,000	20,788
		13,316,424
Soft Drinks—0.1%
Arca Continental SAB de C.V.	14,500	89,773
Coca-Cola Amatil Ltd.	23,185	265,786
Coca-Cola Femsa SAB de C.V.	16,500	206,818
Coca-Cola HBC AG	1,264	37,868	(a)
Coca-Cola HBC AG ADR	5,610	167,571
Coca-Cola Icecek AS	2,227	56,697
Coca-Cola West Company Ltd.	2,500	49,962
Fomento Economico Mexicano SAB de C.V.	81,900	790,147
Suntory Beverage & Food Ltd.	6,000	202,701	(a)
		1,867,323
Specialized Finance—0.1%
ASX Ltd.	8,294	267,790
BM&FBovespa S.A.	83,000	461,598
Chailease Holding Company Ltd.	28,600	67,130
Deutsche Boerse AG	8,275	622,913
Far East Horizon Ltd.	53,000	34,513
Japan Exchange Group Inc.	10,000	221,452
London Stock Exchange Group PLC	7,666	190,808
Mitsubishi UFJ Lease & Finance Company Ltd.	22,400	118,477
Power Finance Corp Ltd.	10,821	22,453
Rural Electrification Corp Ltd.	11,578	34,768
Singapore Exchange Ltd.	42,000	243,013
		2,284,915
Specialty Chemicals—0.1%
Asian Paints Ltd.	10,450	76,483
Croda International PLC	5,451	234,366
Daicel Corp.	11,000	99,210
EMS-Chemie Holding AG	324	114,659
Givaudan S.A.	360	525,916	(a)
Hitachi Chemical Company Ltd.	4,000	64,367
Johnson Matthey PLC	8,428	383,244
JSR Corp.	6,700	124,338
Kansai Paint Company Ltd.	6,000	79,613
Koninklijke DSM N.V.	6,592	497,740

Nitto Denko Corp.	7,000	455,847
Shin-Etsu Chemical Company Ltd.	16,900	1,033,376
Sika AG	85	247,785
Umicore S.A.	4,697	228,319
		4,165,263
Specialty Stores—0.0% *
Sanrio Company Ltd.	1,700	104,469
Steel—0.2%
ArcelorMittal	48,592	668,290
CAP S.A.	2,624	58,389
China Steel Corp.	462,310	405,755
Cia Siderurgica Nacional S.A.	27,400	116,441
Daido Steel Company Ltd.	10,000	58,701
Eregli Demir ve Celik Fabrikalari TAS	55,084	69,711
Feng Hsin Iron & Steel Co.	12,000	21,105
Fortescue Metals Group Ltd.	62,526	277,708
Fosun International Ltd.	57,500	45,376
Hitachi Metals Ltd.	8,000	98,160
Hyundai Hysco Company Ltd.	1,390	59,562
Hyundai Steel Co.	2,231	171,683
Industrias CH SAB de C.V.	5,600	32,982	(a)
JFE Holdings Inc.	20,300	526,093
Jindal Steel & Power Ltd.	13,806	51,504
JSW Steel Ltd.	2,896	33,815
Kobe Steel Ltd.	95,000	176,204	(a)
Kumba Iron Ore Ltd.	3,400	156,761
Maruichi Steel Tube Ltd.	1,600	39,753
Nippon Steel & Sumitomo Metal Corp.	311,000	1,055,419
POSCO	2,641	785,167
Sesa Goa Ltd.	42,022	120,317
Severstal OAO GDR	7,140	61,475
Tata Steel Ltd.	11,358	49,411
ThyssenKrupp AG	16,497	394,815	(a)
Vale S.A.	41,300	639,338
Voestalpine AG	4,459	213,340
Yamato Kogyo Company Ltd.	1,400	51,934
		6,439,209
Systems Software—0.0% *
Oracle Corp Japan	1,400	52,219
Totvs S.A.	4,200	70,734
Trend Micro Inc.	4,000	148,994
		271,947
Technology Distributors—0.0% *
Synnex Technology International Corp.	48,000	75,165
WPG Holdings Ltd.	51,000	60,026
		135,191
Textiles—0.0% *
Eclat Textile Company Ltd.	5,000	43,883
Formosa Taffeta Company Ltd.	25,000	24,352
Ruentex Industries Ltd.	18,000	45,111
Shenzhou International Group Holdings Ltd.	16,000	52,301
		165,647
Thrifts & Mortgage Finance—0.0% *
Housing Development Finance Corp.	60,658	734,571
LIC Housing Finance Ltd.	11,981	36,036
		770,607

Tires & Rubber—0.1%
Bridgestone Corp.	26,700	972,764
Cheng Shin Rubber Industry Company Ltd.	65,550	171,596
Cie Generale des Etablissements Michelin	7,444	825,977
Hankook Tire Company Ltd.	3,030	173,114
Nan Kang Rubber Tire Company Ltd.	23,000	27,732
Nokian Renkaat Oyj	4,624	234,973
Pirelli & C. S.p.A.	8,788	114,498
Sumitomo Rubber Industries Ltd.	6,400	98,552
The Yokohama Rubber Company Ltd.	7,000	69,055
		2,688,261
Tobacco—0.3%
British American Tobacco Malaysia Bhd	4,300	84,694
British American Tobacco PLC	77,564	4,115,516
Gudang Garam Tbk PT	18,500	55,915
Imperial Tobacco Group PLC	40,032	1,482,611
ITC Ltd.	88,390	478,412
Japan Tobacco Inc.	45,000	1,618,854
KT&G Corp.	4,116	294,910
Souza Cruz S.A.	17,900	212,688
Swedish Match AB	8,173	288,589
		8,632,189
Trading Companies & Distributors—0.2%
Adani Enterprises Ltd.	8,457	18,993
Barloworld Ltd.	7,965	75,489
Brenntag AG	1,986	330,802
Bunzl PLC	12,822	277,822
Daewoo International Corp.	2,030	71,685
Finning International Inc.	6,330	145,887
ITOCHU Corp.	62,400	764,380
Marubeni Corp.	70,000	550,726
Mitsubishi Corp.	58,200	1,177,938
Mitsui & Company Ltd.	71,800	1,043,432
Noble Group Ltd.	177,000	131,190
Rexel S.A.	8,008	203,793
Samsung C&T Corp.	5,075	295,147
SK Networks Company Ltd.	6,600	40,103
Sojitz Corp.	49,600	97,052
Sumitomo Corp.	47,400	638,602
Toyota Tsusho Corp.	8,800	229,943
Travis Perkins PLC	10,064	268,911
Wolseley PLC	11,458	593,206
		6,955,101
Trucking—0.0% *
ComfortDelGro Corp Ltd.	84,000	131,883
DSV A/S	7,775	220,706
Localiza Rent a Car S.A.	5,145	76,272
Nippon Express Company Ltd.	32,000	160,448
		589,309
Water Utilities—0.0% *
Aguas Andinas S.A.	77,578	53,499
Cia de Saneamento Basico do Estado de Sao Paulo	13,500	131,237
Cia de Saneamento de Minas Gerais-COPASA	2,100	33,018
Guangdong Investment Ltd.	92,000	78,890
Severn Trent PLC	9,568	273,166
United Utilities Group PLC	27,581	308,633
		878,443

Wireless Telecommunication Services—0.8%
Advanced Info Service PCL	44,100	359,511
America Movil SAB de C.V.	1,504,300	1,483,302
Axiata Group Bhd	97,600	206,009
Bharti Airtel Ltd.	24,134	122,858
China Mobile Ltd.	247,000	2,762,970
DiGi.Com Bhd	145,400	216,795
ENTEL Chile S.A.	4,152	67,478
Far EasTone Telecommunications Company Ltd.	58,000	144,573
Globe Telecom Inc.	1,235	45,383
Idea Cellular Ltd.	24,304	65,220
Indosat Tbk PT	47,500	17,023
KDDI Corp.	21,800	1,119,715
Maxis Bhd	88,900	190,919
MegaFon OAO GDR	5,726	201,841
Millicom International Cellular S.A.	2,635	232,810
Mobile Telesystems OJSC ADR	38,726	862,041	(a)
MTN Group Ltd.	70,073	1,364,731
NTT DOCOMO Inc.	62,400	1,012,390
Orascom Telecom Holding SAE	98,792	62,788	(a)
Philippine Long Distance Telephone Co.	1,645	112,513
Reliance Communications Ltd.	20,483	47,752
Rogers Communications Inc.	14,835	639,208
Sistema JSFC GDR	7,023	182,528
SK Telecom Company Ltd.	353	71,771
Softbank Corp.	39,000	2,698,701
StarHub Ltd.	26,000	88,894
Taiwan Mobile Company Ltd.	62,000	220,178
Tele2 AB	11,746	150,320
Tim Participacoes S.A.	31,600	145,930
Turkcell Iletisim Hizmetleri AS	31,681	186,373	(a)
Vodacom Group Ltd.	15,462	191,206
Vodafone Group PLC	1,961,007	6,859,410
		22,133,141
		697,598,175

Preferred Stocks—0.5%
Automobile Manufacturers—0.1%
Bayerische Motoren Werke AG	1,658	135,335
Hyundai Motor Co.	1,448	152,254	(††)
Hyundai Motor Co.	666	66,930	(††)
Porsche Automobil Holding SE	6,290	550,034
Volkswagen AG	5,925	1,397,551
		2,302,104
Brewers—0.1%
Cia de Bebidas das Americas	28,900	1,109,496
Commodity Chemicals—0.0% *
Braskem S.A.	6,100	48,640	(a)
Fuchs Petrolub AG	1,223	102,476
LG Chem Ltd.	274	35,695
		186,811
Construction & Farm Machinery—0.0% *
Marcopolo S.A.	15,200	45,066
Construction Materials—0.0% *
Grupo Argos S.A.	3,447	40,504
Diversified Financial Services—0.1%
Banco Bradesco S.A.	96,420	1,315,891
Banco Davivienda S.A.	2,995	39,780
Banco do Estado do Rio Grande do Sul S.A.	6,900	47,425

Bancolombia S.A.	12,485	179,583
Grupo Aval Acciones y Valores	57,961	42,263
Itau Unibanco Holding S.A.	104,270	1,473,612
Itausa—Investimentos Itau S.A.	125,453	507,211
		3,605,765
Electric Utilities—0.0% *
Centrais Eletricas Brasileiras S.A.	8,100	38,098
Cia Energetica de Minas Gerais	21,801	188,428
Cia Paranaense de Energia	3,900	55,100
		281,626
Fertilizers & Agricultural Chemicals—0.0% *
Sociedad Quimica y Minera de Chile S.A.	3,310	100,946
General Merchandise Stores—0.0% *
Lojas Americanas S.A.	15,700	114,820
Household Products—0.0% *
Henkel AG & Company KGaA	7,473	770,523
Hypermarkets & Super Centers—0.0% *
Cia Brasileira de Distribuicao Grupo Pao de Acucar	4,800	217,785
Independent Power Producers & Energy Traders—0.0% *
AES Tiete S.A.	3,800	36,702
Cia Energetica de Sao Paulo	5,900	62,682
		99,384
Integrated Oil & Gas—0.1%
Petroleo Brasileiro S.A.	178,100	1,468,932
Integrated Telecommunication Services—0.0% *
Oi S.A.	31,700	60,949
Telefonica Brasil S.A.	11,900	262,853
		323,802
Multi-Sector Holdings—0.0% *
Grupo de Inversiones Suramericana S.A.	3,025	61,189
Multi-Utilities—0.0% *
RWE AG	1,116	36,634
Paper Packaging—0.0% *
Klabin S.A.	19,600	102,664
Paper Products—0.0% *
Suzano Papel e Celulose S.A.	9,200	36,163
Semiconductors—0.0% *
Samsung Electronics Company Ltd.	819	667,592
Soft Drinks—0.0% *
Embotelladora Andina S.A.	7,865	43,284
Steel—0.1%
Bradespar S.A.	8,400	92,828
Gerdau S.A.	34,600	258,018
Metalurgica Gerdau S.A.	10,200	96,957
Usinas Siderurgicas de Minas Gerais S.A.	14,200	67,107	(a)
Vale S.A.	92,900	1,316,263
		1,831,173
		13,446,263

Rights—0.0% *
Brewers—0.0% *
Cia Cervecerias Unidas S.A.	625	256	(a)
Computer & Electronics Retail—0.0% *
Groupe Fnac	1	3	(a)

Diversified Financial Services—0.0% *
Banco Bilbao Vizcaya Argentaria S.A.	225,442	30,822
Banco de Sabadell S.A.	106,717	21,987	(a,e)
Barclays PLC	123,414	161,384	(a)
		214,193
Diversified Real Estate Activities—0.0% *
New Hotel	1,825	—	(**,e)
Gas Utilities—0.0% *
Korea Gas Corp.	163	1,479	(a,e)
Highways & Railtracks—0.0% *
Abertis Infraestructuras S.A.	16,944	16,491	(a)
Marine—0.0% *
Hyundai Merchant Marine	195	617	(e)
		233,039

Total Foreign Equity (Cost $664,635,920)		711,277,477

Bonds and Notes—32.7%		Principal Amount	Fair Value
U.S. Treasuries—11.8%
U.S. Treasury Bonds
2.75%	11/15/42	$1,300,000	$1,075,953
3.00%	05/15/42	12,250,000	10,734,062	(d)
4.38%	11/15/39	11,000,000	12,454,068
4.50%	02/15/36	6,700,000	7,742,688
5.38%	02/15/31	2,200,000	2,805,686
5.50%	08/15/28	4,500,000	5,758,596
6.38%	08/15/27	2,000,000	2,754,376
7.63%	02/15/25	2,000,000	2,953,750
7.88%	02/15/21	5,000,000	7,012,110
8.75%	05/15/20	5,000,000	7,169,530
9.00%	11/15/18	3,000,000	4,132,500
U.S. Treasury Notes
0.13%	12/31/14	20,000,000	19,989,840
0.25%	10/31/14 - 07/31/15	27,000,000	27,017,076
0.38%	03/15/15 - 06/30/15	30,000,000	30,060,242
0.63%	09/30/17 - 04/30/18	13,000,000	12,723,283
0.75%	12/31/17 - 03/31/18	10,000,000	9,821,876
0.88%	02/28/17	15,000,000	15,022,260	(d)
0.88%	01/31/18	5,000,000	4,934,375
1.13%	12/31/19 - 03/31/20	24,800,000	23,748,877
1.25%	10/31/15 - 02/29/20	19,500,000	19,302,818
1.38%	07/31/18	3,000,000	3,005,391
1.50%	07/31/16	20,000,000	20,506,240
1.63%	11/15/22	4,000,000	3,703,436
1.75%	07/31/15 - 05/15/22	13,200,000	12,977,855
2.00%	07/31/20 - 02/15/23	7,750,000	7,619,141
2.13%	05/31/15 - 08/31/20	12,500,000	12,853,120
2.38%	03/31/16	13,500,000	14,141,250
2.50%	08/15/23	2,000,000	1,979,688
3.13%	05/15/19	7,000,000	7,584,612
3.25%	12/31/16	15,000,000	16,198,830
4.50%	05/15/17	15,000,000	16,918,365
			344,701,894
U.S. Government Sponsored Agencies—0.2%
Federal Home Loan Banks
0.50%	11/20/15	5,000,000	5,000,315
Tennessee Valley Authority
3.50%	12/15/42	1,000,000	814,632
			5,814,947
Agency Mortgage Backed—10.9%
Federal Home Loan Mortgage Corp.
0.75%	11/25/14	2,000,000	2,013,008
0.88%	10/14/16 - 03/07/18	7,000,000	6,919,323
1.25%	10/02/19	1,500,000	1,433,227
1.38%	05/01/20	1,500,000	1,427,601
1.79%	06/01/43	524,872	527,171	(f)
2.38%	01/13/22	2,100,000	2,043,922	(d)
2.48%	05/01/43	1,122,612	1,103,443	(f)
2.51%	08/01/43	402,732	396,879	(f)
3.00%	05/01/33 - 03/01/43	9,384,095	9,155,096
5.00%	12/01/22 - 06/01/41	6,619,408	7,145,401
5.50%	01/01/38 - 04/01/39	1,245,949	1,350,840
6.00%	06/01/37 - 11/01/37	1,204,712	1,323,542	(d)
2.50%	TBA	6,400,000	6,398,399	(g)

3.00%	TBA	3,100,000	3,161,813	(g)
3.50%	TBA	8,250,000	8,373,750	(g)
4.00%	TBA	7,617,000	7,986,892	(g)
4.50%	TBA	2,000,000	2,128,750	(g)
Federal National Mortgage Assoc.
0.50%	09/28/15	8,000,000	8,014,552
0.65%	03/28/16	4,600,000	4,593,634
0.88%	12/20/17 - 05/21/18	6,900,000	6,768,964
1.94%	04/01/43	916,758	928,443	(f)
2.50%	02/01/28	6,540,970	6,583,637
2.50%	09/01/28	404,037	406,670	(g)
3.00%	01/01/28 - 07/01/43	25,359,790	25,347,431
3.50%	10/01/42	15,075,225	15,358,069
4.00%	01/01/41 - 10/01/41	10,364,059	10,880,474
4.50%	10/01/39 - 04/01/41	21,381,769	22,857,787
4.50%	11/01/40	5,432,659	5,805,945	(d)
5.00%	07/01/35 - 08/01/35	647,615	703,027	(d)
5.00%	12/01/39 - 06/01/41	15,756,220	17,229,158
5.50%	11/01/35 - 08/01/37	2,814,758	3,067,173	(d)
5.50%	12/01/35 - 04/01/38	3,335,622	3,636,356
5.50%	08/01/37	2,449,186	2,676,224	(g)
6.00%	03/01/34 - 08/01/37	6,732,338	7,368,088
6.00%	03/01/35 - 06/01/35	761,065	846,094	(d)
6.63%	11/15/30	1,200,000	1,603,986
2.50%	TBA	3,934,000	3,920,374	(g)
3.00%	TBA	5,100,000	4,982,062	(g)
3.50%	TBA	14,900,000	15,591,672	(g)
4.00%	TBA	11,167,000	11,779,717	(g)
4.50%	TBA	5,600,000	5,948,250	(g)
5.50%	TBA	2,994,358	3,263,850	(g)
6.00%	TBA	333,000	364,219	(g)
6.50%	TBA	4,708,000	5,216,317	(g)
Government National Mortgage Assoc.
3.00%	10/15/42	6,759,985	6,675,876
3.50%	10/20/42	18,114,618	18,713,465
4.00%	12/20/40 - 08/15/41	11,082,818	11,777,806
4.50%	05/20/40	6,607,538	7,153,045
5.00%	08/15/41	6,906,530	7,594,442
3.00%	TBA	7,000,000	6,917,968	(g)
			317,463,832
Asset Backed—0.1%
AmeriCredit Automobile Receivables Trust 2012-2
3.38%	04/09/18	1,000,000	1,025,870
Chase Issuance Trust 2012-A8
0.54%	10/16/17	1,000,000	997,761
Citibank Credit Card Issuance Trust 2007-A8
5.65%	09/20/19	1,000,000	1,155,748
			3,179,379
Corporate Notes—8.4%
ABB Finance USA Inc.
1.63%	05/08/17	869,000	870,067	(d)
Abbey National Treasury Services PLC
3.05%	08/23/18	250,000	253,983
AbbVie Inc.
1.75%	11/06/17	875,000	867,816
4.40%	11/06/42	437,000	395,648
ACE INA Holdings Inc.
2.70%	03/13/23	250,000	234,661

Actavis Inc.
3.25%	10/01/22	1,316,000	1,233,764
Aetna Inc.
1.50%	11/15/17	713,000	700,095
2.75%	11/15/22	500,000	461,416
Aflac Inc.
2.65%	02/15/17	250,000	259,071
Agilent Technologies Inc.
5.50%	09/14/15	909,000	985,385	(d)
Agrium Inc.
6.75%	01/15/19	1,000,000	1,177,111
Alcoa Inc.
5.55%	02/01/17	750,000	804,946
Altria Group Inc.
4.25%	08/09/42	663,000	551,957
Amazon.com Inc.
1.20%	11/29/17	873,000	852,813
America Movil SAB de C.V.
2.38%	09/08/16	1,000,000	1,016,800	(d)
3.13%	07/16/22	750,000	690,343
American Express Co.
7.00%	03/19/18	1,000,000	1,204,795
American Express Credit Corp.
1.75%	06/12/15	610,000	621,117	(d)
American International Group Inc.
4.88%	06/01/22	1,000,000	1,072,761
8.18%	05/15/68	250,000	292,625	(f)
American Tower Corp. (REIT)
3.50%	01/31/23	500,000	438,902
Amgen Inc.
5.38%	05/15/43	817,000	813,716	(d)
Anadarko Petroleum Corp.
6.20%	03/15/40	442,000	495,376
Anheuser-Busch InBev Worldwide Inc.
2.50%	07/15/22	892,000	825,203
5.38%	11/15/14	594,000	626,102	(d)
7.75%	01/15/19	500,000	629,146
Aon PLC
4.25%	12/12/42	250,000	215,458
Apache Corp.
5.10%	09/01/40	750,000	741,100
Apple Inc.
1.00%	05/03/18	250,000	240,814
Archer-Daniels-Midland Co.
4.02%	04/16/43	620,000	545,277
Arizona Public Service Co.
6.25%	08/01/16	273,000	309,791	(d)
Arrow Electronics Inc.
3.00%	03/01/18	250,000	252,165
Asian Development Bank
2.63%	02/09/15	1,500,000	1,546,830
AstraZeneca PLC
6.45%	09/15/37	250,000	304,997
AT&T Inc.
0.88%	02/13/15	899,000	901,192	(d)
2.95%	05/15/16	844,000	882,512	(d)
4.35%	06/15/45	750,000	619,085
5.55%	08/15/41	954,000	946,983	(d)

Australia & New Zealand Banking Group Ltd.
0.90%	02/12/16	500,000	499,605
Autodesk Inc.
1.95%	12/15/17	888,000	870,383
Avon Products Inc.
4.60%	03/15/20	250,000	259,249
AXA S.A.
8.60%	12/15/30	100,000	120,899
Baidu Inc.
3.25%	08/06/18	205,000	204,907
Bank of America Corp.
1.50%	10/09/15	1,000,000	1,005,468
5.42%	03/15/17	800,000	877,866
5.70%	01/24/22	1,321,000	1,475,639	(d)
5.75%	12/01/17	1,360,000	1,534,193	(d)
Bank of Montreal
1.45%	04/09/18	500,000	488,612
Bank of Nova Scotia
0.75%	10/09/15	500,000	499,953
Barclays Bank PLC
5.00%	09/22/16	1,000,000	1,103,613
Barrick Gold Corp.
2.50%	05/01/18	350,000	333,742
6.95%	04/01/19	750,000	855,801
Baxter International Inc.
1.85%	06/15/18	500,000	499,555
BB&T Corp.
2.05%	06/19/18	350,000	348,597
2.15%	03/22/17	500,000	508,161
Berkshire Hathaway Finance Corp.
1.60%	05/15/17	944,000	951,978	(d)
3.00%	05/15/22	500,000	485,624	(d)
BHP Billiton Finance USA Ltd.
2.05%	09/30/18	325,000	325,466
BNP Paribas S.A.
2.38%	09/14/17	750,000	760,125
Boston Properties LP (REIT)
3.85%	02/01/23	250,000	243,534
Boston Scientific Corp.
2.65%	10/01/18	500,000	500,218
4.13%	10/01/23	100,000	99,404
BP Capital Markets PLC
2.25%	11/01/16	1,425,000	1,466,761	(d)
2.50%	11/06/22	500,000	452,317
Bristol-Myers Squibb Co.
2.00%	08/01/22	500,000	449,588
British Telecommunications PLC
9.63%	12/15/30	250,000	370,197
Buckeye Partners LP
4.15%	07/01/23	250,000	243,962
Burlington Northern Santa Fe LLC
5.75%	05/01/40	750,000	817,951
Capital One Financial Corp.
1.00%	11/06/15	1,000,000	994,963
Cardinal Health Inc.
3.20%	03/15/23	500,000	466,253
CareFusion Corp.
3.30%	03/01/23	250,000	234,186	(h)

Caterpillar Financial Services Corp.
1.25%	11/06/17	611,000	599,707
Caterpillar Inc.
1.50%	06/26/17	1,073,000	1,067,207
Catholic Health Initiatives
1.60%	11/01/17	175,000	171,227
CBS Corp.
3.38%	03/01/22	250,000	238,802
Celgene Corp.
5.25%	08/15/43	220,000	217,951
Cenovus Energy Inc.
3.80%	09/15/23	250,000	247,180
CF Industries Inc.
3.45%	06/01/23	250,000	231,698
Chevron Corp.
1.72%	06/24/18	750,000	747,570
2.43%	06/24/20	75,000	74,137
Cigna Corp.
2.75%	11/15/16	250,000	259,682	(d)
5.38%	02/15/42	250,000	262,376	(d)
Cisco Systems Inc.
5.90%	02/15/39	750,000	869,989
Citigroup Inc.
1.70%	07/25/16	500,000	502,273
5.38%	08/09/20	1,500,000	1,677,934
5.88%	01/30/42	272,000	302,423
6.13%	08/25/36	347,000	349,236
Cliffs Natural Resources Inc.
3.95%	01/15/18	250,000	251,069
CNA Financial Corp.
5.88%	08/15/20	781,000	900,663	(d)
Comcast Corp.
4.25%	01/15/33	1,000,000	943,052
5.15%	03/01/20	500,000	566,085
Commonwealth Edison Co.
4.60%	08/15/43	250,000	245,529
ConAgra Foods Inc.
1.30%	01/25/16	750,000	750,782
ConocoPhillips
6.50%	02/01/39	750,000	943,153
Consolidated Edison Company of New York Inc.
3.95%	03/01/43	250,000	222,024
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.95%	11/09/22	500,000	479,733
Corp Andina de Fomento
4.38%	06/15/22	250,000	249,051
Covidien International Finance S.A.
1.35%	05/29/15	708,000	714,920
COX Communications Inc.
4.70%	12/15/42	218,000	176,555	(h)
Credit Suisse
5.30%	08/13/19	1,000,000	1,130,219
Crown Castle Towers LLC
6.11%	01/15/40	326,000	368,727	(d,h)
CSX Corp.
4.10%	03/15/44	568,000	481,272
CVS Caremark Corp.
2.75%	12/01/22	500,000	461,991

DCP Midstream Operating LP
2.50%	12/01/17	873,000	864,810
DDR Corp. (REIT)
4.63%	07/15/22	626,000	637,381
Deere & Co.
3.90%	06/09/42	471,000	416,562
Delhaize Group S.A.
4.13%	04/10/19	500,000	521,436
DENTSPLY International Inc.
2.75%	08/15/16	725,000	746,741	(d)
4.13%	08/15/21	250,000	253,063	(d)
Deutsche Bank AG
3.25%	01/11/16	500,000	524,585
Deutsche Telekom International Finance BV
8.75%	06/15/30	250,000	346,422
Devon Energy Corp.
3.25%	05/15/22	500,000	478,616
Diageo Capital PLC
1.50%	05/11/17	1,259,000	1,259,452	(d)
Diageo Investment Corp.
2.88%	05/11/22	500,000	481,010	(d)
DIRECTV Holdings LLC
4.75%	10/01/14	1,026,000	1,066,327	(d)
5.15%	03/15/42	500,000	425,394	(d)
Discover Bank
4.20%	08/08/23	350,000	348,943
Discovery Communications LLC
3.25%	04/01/23	325,000	305,723
Dominion Resources Inc.
1.95%	08/15/16	667,000	680,599	(d)
Duke Energy Corp.
1.63%	08/15/17	884,000	880,550
3.05%	08/15/22	2,639,000	2,497,373
Eastman Chemical Co.
2.40%	06/01/17	1,000,000	1,014,409	(d)
Eaton Corp.
1.50%	11/02/17	1,310,000	1,291,564	(h)
eBay Inc.
1.35%	07/15/17	619,000	614,699
Ecolab Inc.
1.45%	12/08/17	750,000	735,316
Ecopetrol S.A.
7.63%	07/23/19	345,000	407,963	(d)
EMC Corp.
1.88%	06/01/18	500,000	498,119
Emerson Electric Co.
2.63%	02/15/23	500,000	474,258
Encana Corp.
3.90%	11/15/21	500,000	501,115
Energy Transfer Partners LP
6.50%	02/01/42	500,000	527,828	(d)
6.70%	07/01/18	701,000	820,966	(d)
Entergy Louisiana LLC
4.05%	09/01/23	250,000	256,000
Enterprise Products Operating LLC
4.45%	02/15/43	442,000	391,016
ERP Operating LP (REIT)
3.00%	04/15/23	250,000	229,833

European Bank for Reconstruction & Development
1.00%	02/16/17	1,000,000	1,000,387
European Investment Bank
0.88%	12/15/14	1,420,000	1,430,323	(d)
1.00%	07/15/15	2,000,000	2,020,020
4.88%	01/17/17	2,040,000	2,293,368	(d)
Exelon Corp.
4.90%	06/15/15	1,393,000	1,480,069	(d)
Express Scripts Holding Co.
3.13%	05/15/16	1,421,000	1,487,348	(d)
4.75%	11/15/21	474,000	507,325
FedEx Corp.
2.70%	04/15/23	200,000	183,489
Fifth Third BanCorp
4.50%	06/01/18	500,000	540,529
Florida Power & Light Co.
4.13%	02/01/42	847,000	793,557
Ford Motor Co.
4.75%	01/15/43	800,000	713,978
Ford Motor Credit Company LLC
2.75%	05/15/15	1,000,000	1,022,878
France Telecom S.A.
8.75%	03/01/31	250,000	332,737
Freeport-McMoRan Copper & Gold Inc.
3.10%	03/15/20	500,000	470,159	(h)
General Electric Capital Corp.
2.15%	01/09/15	1,000,000	1,020,746	(c)
5.00%	01/08/16	750,000	814,967	(c)
5.50%	01/08/20	1,000,000	1,133,369	(c)
6.75%	03/15/32	1,250,000	1,491,000	(c)
General Electric Co.
5.25%	12/06/17	1,000,000	1,138,151	(c)
Genworth Holdings Inc.
6.52%	05/22/18	250,000	283,134
Georgia Power Co.
4.30%	03/15/42	472,000	425,302
GlaxoSmithKline Capital PLC
1.50%	05/08/17	1,000,000	1,005,611
Goldman Sachs Capital I
6.35%	02/15/34	503,000	486,960
Great Plains Energy Inc.
4.85%	06/01/21	1,004,000	1,072,267	(d)
Halliburton Co.
3.50%	08/01/23	900,000	892,046
Hartford Financial Services Group Inc.
4.00%	10/15/17	500,000	535,758
HCP Inc. (REIT)
2.63%	02/01/20	500,000	474,406
Healthcare REIT Inc.
2.25%	03/15/18	500,000	494,772
5.13%	03/15/43	250,000	223,017
Hess Corp.
8.13%	02/15/19	500,000	622,202
Hewlett-Packard Co.
2.13%	09/13/15	750,000	760,759
6.00%	09/15/41	262,000	241,365
HSBC Bank USA NA
5.88%	11/01/34	500,000	538,072

HSBC Finance Corp.
6.68%	01/15/21	250,000	285,490
HSBC Holdings PLC
5.10%	04/05/21	1,000,000	1,101,533
Indiana Michigan Power Co.
3.20%	03/15/23	750,000	710,692
ING US Inc.
2.90%	02/15/18	250,000	251,020
Ingersoll-Rand Global Holding Company Ltd.
4.25%	06/15/23	200,000	198,621	(h)
Intel Corp.
1.35%	12/15/17	872,000	860,735
4.25%	12/15/42	186,000	165,156
Inter-American Development Bank
1.38%	10/18/16	1,500,000	1,523,502
International Bank for Reconstruction & Development
2.38%	05/26/15	1,500,000	1,550,206
International Business Machines Corp.
4.00%	06/20/42	750,000	671,824
International Finance Corp.
2.75%	04/20/15	1,000,000	1,035,552
International Paper Co.
7.95%	06/15/18	1,000,000	1,241,226
Invesco Finance PLC
3.13%	11/30/22	500,000	464,260
Jabil Circuit Inc.
4.70%	09/15/22	223,000	213,523
Jefferies Group Inc.
5.13%	01/20/23	250,000	251,963
JPMorgan Chase & Co.
1.10%	10/15/15	2,000,000	2,003,828
3.25%	09/23/22	436,000	411,319
3.38%	05/01/23	250,000	226,716
4.50%	01/24/22	703,000	733,301
6.30%	04/23/19	1,000,000	1,171,623
6.40%	05/15/38	500,000	589,586
KFW
2.00%	10/04/22	2,187,000	2,034,199
4.50%	07/16/18	1,567,000	1,776,665	(d)
Kinder Morgan Energy Partners LP
2.65%	02/01/19	740,000	734,905
3.50%	09/01/23	300,000	279,701
5.00%	08/15/42	442,000	401,772
Kinross Gold Corp.
6.88%	09/01/41	250,000	219,458
Koninklijke Philips N.V.
3.75%	03/15/22	500,000	498,656
Kraft Foods Group Inc.
1.63%	06/04/15	579,000	588,021
2.25%	06/05/17	443,000	451,798
5.00%	06/04/42	500,000	495,308
L-3 Communications Corp.
5.20%	10/15/19	500,000	543,325
Landwirtschaftliche Rentenbank
0.88%	09/12/17	500,000	493,100
Lincoln National Corp.
4.00%	09/01/23	200,000	199,062
4.20%	03/15/22	317,000	324,537

Lockheed Martin Corp.
4.25%	11/15/19	1,000,000	1,086,853
Loews Corp.
2.63%	05/15/23	400,000	365,850
Lorillard Tobacco Co.
3.75%	05/20/23	500,000	459,245
Lowe’s Companies Inc.
3.12%	04/15/22	750,000	730,899
LyondellBasell Industries N.V.
6.00%	11/15/21	250,000	285,333
Macy’s Retail Holdings Inc.
3.88%	01/15/22	500,000	495,703
Marsh & McLennan Companies Inc.
4.05%	10/15/23	250,000	250,659
McDonald’s Corp.
1.88%	05/29/19	944,000	934,232	(d)
3.70%	02/15/42	250,000	217,330
Medtronic Inc.
4.50%	03/15/42	250,000	243,267
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	395,000	329,718
Merck & Company Inc.
2.40%	09/15/22	878,000	816,070
Merrill Lynch & Company Inc.
6.11%	01/29/37	250,000	257,483
MetLife Inc.
1.76%	12/15/17	500,000	496,305
4.13%	08/13/42	250,000	219,808
6.50%	12/15/32	250,000	302,127
Microsoft Corp.
0.88%	11/15/17	1,000,000	982,635
3.75%	05/01/43	300,000	253,349
MidAmerican Energy Holdings Co.
6.13%	04/01/36	1,000,000	1,118,698	(d)
Mondelez International Inc.
5.38%	02/10/20	1,000,000	1,129,171
Moody’s Corp.
4.88%	02/15/24	250,000	250,545
Morgan Stanley
4.10%	05/22/23	250,000	233,180
4.75%	03/22/17	639,000	689,942
4.88%	11/01/22	250,000	250,132
5.50%	07/28/21	898,000	982,127
5.75%	01/25/21	473,000	525,082
6.63%	04/01/18	433,000	502,694
Murphy Oil Corp.
2.50%	12/01/17	500,000	496,282
3.70%	12/01/22	500,000	466,032
Mylan Inc.
1.80%	06/24/16	250,000	251,034	(h)
National Australia Bank Ltd.
2.30%	07/25/18	500,000	504,097
NBCUniversal Media LLC
5.15%	04/30/20	750,000	850,473
Newell Rubbermaid Inc.
2.05%	12/01/17	500,000	494,480
Newmont Mining Corp.
3.50%	03/15/22	250,000	218,614

News America Inc.
6.65%	11/15/37	579,000	657,863
Nexen Inc.
6.40%	05/15/37	500,000	548,394
NextEra Energy Capital Holdings Inc.
2.60%	09/01/15	1,706,000	1,756,726	(d)
Nisource Finance Corp.
3.85%	02/15/23	1,074,000	1,049,389
Noble Energy Inc.
8.25%	03/01/19	500,000	624,814
Nomura Holdings Inc.
2.00%	09/13/16	500,000	501,511
Norfolk Southern Corp.
2.90%	02/15/23	500,000	468,032
4.80%	08/15/43	250,000	242,955
Northeast Utilities
1.45%	05/01/18	250,000	243,588
Northrop Grumman Corp.
1.75%	06/01/18	750,000	736,112
Novartis Capital Corp.
2.40%	09/21/22	552,000	514,229
NYSE Euronext
2.00%	10/05/17	500,000	500,582
Occidental Petroleum Corp.
1.50%	02/15/18	500,000	491,869
Oglethorpe Power Corp.
5.38%	11/01/40	491,000	505,420
Omnicom Group Inc.
3.63%	05/01/22	500,000	479,555
ONEOK Partners LP
3.38%	10/01/22	233,000	214,644
6.13%	02/01/41	562,000	568,151	(d)
Oracle Corp.
1.20%	10/15/17	2,185,000	2,145,974
3.63%	07/15/23	125,000	124,666
Owens Corning
4.20%	12/15/22	250,000	243,886
Pacific Gas & Electric Co.
6.05%	03/01/34	1,111,000	1,236,033	(d)
PacifiCorp
6.25%	10/15/37	153,000	185,130
Pentair Finance S.A.
3.15%	09/15/22	500,000	461,612
PepsiCo Inc.
2.75%	03/01/23	250,000	234,166
7.90%	11/01/18	1,000,000	1,272,984
Petrobras Global Finance BV
4.38%	05/20/23	500,000	457,393
Petrobras International Finance Co.
3.50%	02/06/17	1,183,000	1,201,279	(d)
3.88%	01/27/16	420,000	433,351
Petrobras International Finance Co.—Pifco
2.88%	02/06/15	380,000	385,515
6.75%	01/27/41	250,000	241,755
Petroleos Mexicanos
3.50%	07/18/18	500,000	506,250
5.50%	01/21/21 - 06/27/44	1,179,000	1,232,503
6.50%	06/02/41	167,000	173,075

Pfizer Inc.
4.30%	06/15/43	350,000	329,716
6.20%	03/15/19	1,000,000	1,204,389
Philip Morris International Inc.
2.50%	05/16/16	1,004,000	1,042,468	(d)
3.88%	08/21/42	442,000	374,664
Plains All American Pipeline LP
3.85%	10/15/23	500,000	491,873
Plains Exploration & Production Co.
6.63%	05/01/21	425,000	455,910
PNC Funding Corp.
2.70%	09/19/16	1,000,000	1,039,311
PPL Capital Funding Inc.
3.40%	06/01/23	500,000	465,940
Praxair Inc.
0.75%	02/21/16	500,000	497,955
Pride International Inc.
6.88%	08/15/20	950,000	1,132,181	(d)
Principal Financial Group Inc.
1.85%	11/15/17	250,000	247,842
ProLogis LP (REIT)
4.25%	08/15/23	250,000	248,650
Prudential Financial Inc.
5.63%	05/12/41	475,000	507,149	(d)
7.38%	06/15/19	350,000	433,391
Public Service Company of Colorado
3.95%	03/15/43	250,000	224,970
Public Service Electric & Gas Co.
2.38%	05/15/23	500,000	457,971
Qwest Corp.
6.75%	12/01/21	500,000	536,960
Realty Income Corp. (REIT)
4.65%	08/01/23	500,000	507,036
Republic Services Inc.
5.50%	09/15/19	500,000	565,038
Reynolds American Inc.
3.25%	11/01/22	500,000	460,262
Rio Tinto Finance USA Ltd.
5.20%	11/02/40	750,000	742,234
Rogers Communications Inc.
3.00%	03/15/23	250,000	230,722
Rowan Companies Inc.
5.40%	12/01/42	250,000	225,890
Royal Bank of Canada
0.80%	10/30/15	500,000	500,466
1.20%	09/19/18	500,000	494,069
Royal Bank of Scotland Group PLC
6.40%	10/21/19	500,000	571,416
San Diego Gas & Electric Co.
3.60%	09/01/23	500,000	510,580
Sanofi
1.25%	04/10/18	500,000	488,123
Santander Holdings USA Inc.
3.00%	09/24/15	438,000	450,697
Shell International Finance BV
4.38%	03/25/20	1,000,000	1,102,226

Simon Property Group LP (REIT)
2.75%	02/01/23	621,000	569,839
Spectra Energy Capital LLC
3.30%	03/15/23	250,000	223,231
Stanley Black & Decker Inc.
2.90%	11/01/22	250,000	234,745
Statoil ASA
2.45%	01/17/23	750,000	685,339
Sumitomo Mitsui Banking Corp.
2.50%	07/19/18	500,000	505,879
Suncor Energy Inc.
6.85%	06/01/39	250,000	302,708
Svensk Exportkredit AB
0.63%	05/31/16	500,000	498,050
Talisman Energy Inc.
5.50%	05/15/42	250,000	232,924
Target Corp.
4.00%	07/01/42	750,000	666,349
Teck Resources Ltd.
2.50%	02/01/18	1,000,000	989,459
Telecom Italia Capital S.A.
7.18%	06/18/19	1,000,000	1,099,487
Telefonica Emisiones SAU
5.88%	07/15/19	1,000,000	1,083,129
Textron Inc.
6.20%	03/15/15	798,000	852,489	(d)
The Allstate Corp.
5.75%	08/15/53	250,000	243,750	(f)
The Bank of New York Mellon Corp.
1.20%	02/20/15	1,000,000	1,008,980
The Boeing Co.
0.95%	05/15/18	325,000	312,258
The Charles Schwab Corp.
2.20%	07/25/18	200,000	201,708
The Chubb Corp.
6.38%	03/29/67	250,000	268,125	(f)
The Coca-Cola Co.
1.15%	04/01/18	250,000	244,504
3.30%	09/01/21	326,000	333,594
The Dow Chemical Co.
3.00%	11/15/22	437,000	402,387
4.38%	11/15/42	437,000	377,807
The Goldman Sachs Group Inc.
1.60%	11/23/15	2,000,000	2,014,524
5.75%	01/24/22	1,000,000	1,108,643	(d)
6.75%	10/01/37	887,000	925,705
The Home Depot Inc.
4.20%	04/01/43	250,000	226,759
4.40%	04/01/21	500,000	548,173
The Korea Development Bank
3.25%	03/09/16	897,000	931,858	(d)
4.00%	09/09/16	518,000	552,181	(d)
The Kroger Co.
3.85%	08/01/23	500,000	492,442
The Procter & Gamble Co.
4.70%	02/15/19	1,000,000	1,137,292

The Sherwin-Williams Co.
1.35%	12/15/17	436,000	425,676
The Travelers Companies Inc.
5.35%	11/01/40	250,000	273,846
The Western Union Co.
2.88%	12/10/17	500,000	510,807
Thomson Reuters Corp.
4.50%	05/23/43	150,000	129,315
Time Warner Cable Inc.
4.50%	09/15/42	500,000	365,581
6.75%	07/01/18	1,288,000	1,438,428	(d)
Time Warner Inc.
6.10%	07/15/40	1,000,000	1,072,923
Total Capital International S.A.
1.55%	06/28/17	1,000,000	1,005,085
Toyota Motor Credit Corp.
1.38%	01/10/18	1,000,000	987,086
TransAlta Corp.
4.50%	11/15/22	873,000	831,639
TransCanada PipeLines Ltd.
7.63%	01/15/39	350,000	463,665
Transocean Inc.
3.80%	10/15/22	438,000	412,417
U.S. Bancorp
3.44%	02/01/16	1,525,000	1,593,770
UBS AG
5.75%	04/25/18	1,000,000	1,153,732
Unilever Capital Corp.
2.20%	03/06/19	400,000	402,866
United Airlines 2013-1 Class A Pass Through Trust
4.30%	02/15/27	250,000	244,375
United Parcel Service Inc.
2.45%	10/01/22	875,000	817,704
United Technologies Corp.
1.80%	06/01/17	472,000	480,245	(d)
4.50%	06/01/42	708,000	687,752	(d)
UnitedHealth Group Inc.
0.85%	10/15/15	437,000	438,104
1.40%	10/15/17	437,000	431,411
6.88%	02/15/38	250,000	313,857
Vale Overseas Ltd.
6.88%	11/10/39	750,000	759,339
Valero Energy Corp.
6.63%	06/15/37	500,000	543,072
Ventas Realty LP (REIT)
2.00%	02/15/18	500,000	489,924
Verizon Communications Inc.
2.00%	11/01/16	1,350,000	1,368,027
2.45%	11/01/22	436,000	386,593
3.85%	11/01/42	686,000	541,700
5.15%	09/15/23	1,250,000	1,339,732
6.40%	09/15/33	500,000	555,256
6.55%	09/15/43	425,000	479,798
Verizon New York Inc.
7.38%	04/01/32	250,000	285,903
Viacom Inc.
2.50%	12/15/16	1,159,000	1,187,604	(d)

3.25%	03/15/23	200,000	185,048
5.85%	09/01/43	100,000	101,802
Virginia Electric and Power Co.
4.65%	08/15/43	500,000	495,830
Vodafone Group PLC
2.50%	09/26/22	376,000	333,870
4.38%	02/19/43	250,000	217,347
Wachovia Bank NA
6.60%	01/15/38	500,000	604,359
Wal-Mart Stores Inc.
6.50%	08/15/37	1,250,000	1,551,564
Waste Management Inc.
2.90%	09/15/22	500,000	465,861
Weatherford International Ltd.
4.50%	04/15/22	250,000	247,427	(d)
5.95%	04/15/42	250,000	239,364	(d)
WellPoint Inc.
1.88%	01/15/18	602,000	596,726
3.30%	01/15/23	500,000	471,305
3.70%	08/15/21	237,000	237,982
Wells Fargo & Co.
1.50%	07/01/15 - 01/16/18	2,500,000	2,502,834
4.13%	08/15/23	250,000	244,784
Wells Fargo Bank NA
0.75%	07/20/15	500,000	500,850
Westpac Banking Corp.
1.13%	09/25/15	1,000,000	1,007,257
Weyerhaeuser Co. (REIT)
7.38%	03/15/32	100,000	121,797
WPP Finance 2010
5.13%	09/07/42	441,000	402,234
Wyndham Worldwide Corp.
4.25%	03/01/22	250,000	246,218
Xerox Corp.
4.25%	02/15/15	500,000	521,337
Xstrata Finance Canada Ltd.
5.80%	11/15/16	751,275	820,707	(d,h)
Zoetis Inc.
4.70%	02/01/43	500,000	465,974	(h)
			245,208,118
Non-Agency Collateralized Mortgage Obligations—0.6%
Banc of America Commercial Mortgage Trust 2006-4
5.63%	07/10/46	400,000	438,596	(d)
5.68%	07/10/46	440,000	483,289
Banc of America Commercial Mortgage Trust 2007-1
5.48%	01/15/49	880,000	919,669	(f)
Banc of America Commercial Mortgage Trust 2007-4
5.93%	02/10/51	277,000	309,666	(d,f)
Banc of America Commercial Mortgage Trust 2008-1
6.40%	02/10/51	792,000	906,556	(d,f)
Banc of America Merrill Lynch Commercial Mortgage Inc. 2005-6
5.36%	09/10/47	980,000	1,048,806	(d,f)
Bear Stearns Commercial Mortgage Securities Trust 2005-T18
4.93%	02/13/42	971,326	1,012,035	(d,f)
Bear Stearns Commercial Mortgage Securities Trust 2006-T22
5.76%	04/12/38	1,050,000	1,134,285	(d,f)

COMM 2005-LP5 Mortgage Trust
4.98%	05/10/43	500,000	525,253	(d,f)
GS Mortgage Securities Trust 2011-GC5
3.00%	08/10/44	950,000	991,438
JP Morgan Chase Commercial Mortgage Securities Trust 2005-CB11
5.34%	08/12/37	386,088	403,741	(f)
JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP1
5.04%	03/15/46	710,000	738,105	(f)
JP Morgan Chase Commercial Mortgage Securities Trust 2007-CB18
5.44%	06/12/47	1,420,000	1,568,702
JP Morgan Chase Commercial Mortgage Securities Trust 2007-LD11
6.00%	06/15/49	870,000	978,532	(f)
LB-UBS Commercial Mortgage Trust 2005-C5
4.95%	09/15/30	630,000	665,256
LB-UBS Commercial Mortgage Trust 2006-C1
5.16%	02/15/31	860,000	924,695
LB-UBS Commercial Mortgage Trust 2006-C4
6.05%	06/15/38	440,000	484,243	(f)
Morgan Stanley Capital I Trust 2006-T23
5.99%	08/12/41	1,055,000	1,167,288	(f)
Morgan Stanley Capital I Trust 2008-T29
6.46%	01/11/43	470,000	533,403	(f)
Wachovia Bank Commercial Mortgage Trust 2006-C23
5.47%	01/15/45	810,000	877,972	(f)
Wells Fargo Commercial Mortgage Trust 2012-LC5
4.69%	10/15/45	220,000	214,374	(f)
			16,325,904
Sovereign Bonds—0.4%
Government of Brazil
2.63%	01/05/23	750,000	658,125
5.88%	01/15/19	1,000,000	1,131,500
7.13%	01/20/37	500,000	587,500
Government of Chile
3.63%	10/30/42	350,000	284,375
Government of Colombia
4.38%	07/12/21	300,000	309,750	(d)
6.13%	01/18/41	250,000	272,500
Government of Italy
3.13%	01/26/15	1,000,000	1,024,500
5.38%	06/15/33	250,000	252,725
Government of Mexico
4.75%	03/08/44	702,000	635,310	(d)
5.63%	01/15/17	1,000,000	1,116,000
5.75%	10/12/49	172,000	161,680	(d)
6.05%	01/11/40	130,000	142,155	(d)
Government of Panama
6.70%	01/26/36	250,000	285,625
Government of Peru
6.55%	03/14/37	447,000	528,578	(d)
7.35%	07/21/25	100,000	127,750
Government of Philippines
4.00%	01/15/21	500,000	518,750
7.75%	01/14/31	500,000	651,250
Government of Poland
3.00%	03/17/23	147,000	134,652
5.00%	03/23/22	500,000	537,750
6.38%	07/15/19	74,000	86,358

Government of South Africa
6.25%	03/08/41	100,000	104,750	(d)
Government of Turkey
3.25%	03/23/23	500,000	431,250
4.88%	04/16/43	500,000	412,500
6.75%	04/03/18	500,000	552,000
7.38%	02/05/25	500,000	564,500
Government of Uruguay
4.50%	08/14/24	500,000	507,500
			12,019,333
Municipal Bonds and Notes—0.3%
American Municipal Power Inc.
6.27%	02/15/50	300,000	308,862	(d)
Bay Area Toll Authority
6.26%	04/01/49	250,000	301,840
Chicago Transit Authority
6.90%	12/01/40	250,000	281,040
City of New York
5.97%	03/01/36	250,000	281,345
City Public Service Board of San Antonio
5.72%	02/01/41	200,000	224,382
Commonwealth of Massachusetts
4.50%	08/01/31	200,000	196,594
Dallas Area Rapid Transit
5.02%	12/01/48	250,000	257,125
East Bay Municipal Utility District
5.87%	06/01/40	100,000	114,571
Los Angeles Department of Water & Power
6.57%	07/01/45	250,000	307,497
6.60%	07/01/50	90,000	111,901
Los Angeles Unified School District
5.76%	07/01/29	160,000	176,688
Metropolitan Transportation Authority
6.81%	11/15/40	250,000	297,810
Municipal Electric Authority of Georgia
6.64%	04/01/57	250,000	258,538
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	620,000	670,040	(d)
New York City Water & Sewer System
6.01%	06/15/42	250,000	287,720
North Texas Tollway Authority
6.72%	01/01/49	100,000	120,372
Port Authority of New York & New Jersey
4.46%	10/01/62	500,000	422,615
San Diego County Water Authority
6.14%	05/01/49	200,000	230,872
South Carolina State Public Service Authority
6.45%	01/01/50	150,000	163,554	(d)
State Board of Administration Finance Corp.
3.00%	07/01/20	100,000	93,369
State of California
5.70%	11/01/21	705,000	803,538
7.55%	04/01/39	600,000	780,900
State of Illinois
5.10%	06/01/33	800,000	709,304
State of Texas
5.52%	04/01/39	200,000	225,468

Texas Transportation Commission
5.03%	04/01/26	100,000	110,123
University of California
4.60%	05/15/31	100,000	100,127	(g)
6.58%	05/15/49	100,000	117,393
University of Texas System
4.79%	08/15/46	125,000	127,161
			8,080,749
FNMA—0.0% *
Lehman TBA
5.50%	TBA	620,251	—	(**,e,i)

Total Bonds and Notes (Cost $969,233,432)			952,794,156

Total Investments in Securities (Cost $2,616,328,556)			2,818,972,204

Short-Term Investments—5.7%
GE Institutional Money Market Fund—Investment Class
0.00%
(Cost $165,365,162)			165,365,162	(j,k)

Total Investments (Cost $2,781,693,718)			2,984,337,366

Liabilities in Excess of Other Assets, net—(2.6)%			(75,316,447)

NET ASSETS—100.0%			$2,909,020,919

Other Information:

The Fund had the following long futures contracts open at September 30, 2013:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation (Depreciation)
MSCI Eafe Mini Index Futures	December 2013	25	$2,269,000	$40,337
MSCI Emerging Market Mini Futures	December 2013	13	638,755	(5,253)
Russell 2000 Mini Index Futures	December 2013	8	857,120	15,659
S&P 500 Emini Index Futures	December 2013	297	24,863,355	(134,421)
S&P Mid 400 Emini Index Futures	December 2013	10	1,240,600	2,596

				$(81,082)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.

(b)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s custodian and accounting agent.

(c)	General Electric Co. is the parent company of GEAM, the Fund’s investment adviser.

(d)	At September 30, 2013, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA’s.

(e)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Board of Trustees.

(f)	Variable or floating rate security. The stated rate represents the rate at September 30, 2013.

(g)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(h)	Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013, these securities amounted to $4,277,527 or 0.15% of the net assets of the GE Investment Total Return Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Trustees.

(i)	Security is in default.

(j)	Coupon amount represents effective yield.

(k)	GE Asset Management Incorporated (“GEAM”), the investment adviser of the Fund, also serves as investment adviser of the GE Institutional Money Market Fund.

†	Percentages are based on net assets as of September 30, 2013.

*	Less than 0.05%

††	Security traded on different exchanges.

**	Amount is less than $0.50.

Abbreviations:

ADR	American Depository Receipt

GDR	Global Depository Receipt

REIT	Real Estate Investment Trust

TBA	To Be Announced

The Fund was invested in the following countries at September 30, 2013:

Country	Percentage (based on Fair Value)
United States	73.63%
United Kingdom	3.93%
Japan	3.76%
Canada	2.02%
Switzerland	1.81%
France	1.76%
Germany	1.67%
Australia	1.47%
China	1.00%
South Korea	0.85%
Brazil	0.78%
Sweden	0.58%
Spain	0.57%
Taiwan	0.57%
Netherlands	0.54%
Hong Kong	0.50%
Mexico	0.45%
Supranational	0.42%
Italy	0.42%
South Africa	0.37%
Russian Federation	0.31%
India	0.29%
Singapore	0.27%
Belgium	0.22%
Denmark	0.20%
Malaysia	0.18%
Norway	0.16%
Finland	0.15%
Turkey	0.15%
Thailand	0.13%
Indonesia	0.12%
Poland	0.11%
Chile	0.09%
Colombia	0.09%
Philippines	0.08%
Israel	0.08%
Ireland	0.05%
Austria	0.05%
Peru	0.05%
Portugal	0.03%
New Zealand	0.02%
Uruguay	0.02%
Czech Republic	0.01%
Hungary	0.01%
Panama	0.01%
Egypt	0.01%
Greece	0.01%
Morocco	0.00%*
Puerto Rico	0.00%*
Cayman Islands	0.00%*

100.00%

*	Rounds to less than 0.005%.

The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at September 30, 2013:

Industry	Domestic	Foreign	Total
Diversified Financial Services	1.79%	3.65%	5.44%
Pharmaceuticals	2.08%	1.53%	3.61%
Integrated Oil & Gas	1.66%	1.39%	3.05%
Oil & Gas Exploration & Production	1.00%	0.42%	1.42%
Integrated Telecommunication Services	0.79%	0.61%	1.40%
Packaged Foods & Meats	0.54%	0.76%	1.30%
Computer Hardware	1.17%	0.06%	1.23%
Aerospace & Defense	0.98%	0.24%	1.22%
Industrial Conglomerates	0.86%	0.36%	1.22%
Semiconductors	0.64%	0.53%	1.17%
Automobile Manufacturers	0.23%	0.84%	1.07%
Electric Utilities	0.66%	0.38%	1.04%
Internet Software & Services	0.86%	0.17%	1.03%
Biotechnology	0.87%	0.16%	1.03%
Systems Software	0.97%	0.02%	0.99%
Household Products	0.72%	0.17%	0.89%
Life & Health Insurance	0.38%	0.51%	0.89%
Healthcare Equipment	0.76%	0.10%	0.86%
Tobacco	0.57%	0.29%	0.86%
Communications Equipment	0.67%	0.15%	0.82%
Industrial Machinery	0.41%	0.40%	0.81%
Wireless Telecommunication Services	0.05%	0.75%	0.80%
IT Consulting & Other Services	0.65%	0.13%	0.78%
Soft Drinks	0.69%	0.06%	0.75%
Data Processing & Outsourced Services	0.68%	0.07%	0.75%
Oil & Gas Equipment & Services	0.62%	0.11%	0.73%
Diversified Metals & Mining	0.08%	0.62%	0.70%
Multi-Utilities	0.44%	0.26%	0.70%
Regional Banks	0.43%	0.23%	0.66%
Movies & Entertainment	0.63%	0.02%	0.65%
Multi-Line Insurance	0.27%	0.36%	0.63%
Restaurants	0.49%	0.12%	0.61%
Multi-Sector Holdings	0.50%	0.10%	0.60%
Asset Management & Custody Banks	0.47%	0.11%	0.58%
Railroads	0.33%	0.24%	0.57%
Electrical Components & Equipment	0.38%	0.19%	0.57%
Hypermarkets & Super Centers	0.40%	0.16%	0.56%
Property & Casualty Insurance	0.35%	0.21%	0.56%
Cable & Satellite	0.44%	0.11%	0.55%
Diversified Chemicals	0.36%	0.19%	0.55%
Construction & Farm Machinery	0.34%	0.18%	0.52%
Internet Retail	0.46%	0.03%	0.49%
Application Software	0.36%	0.12%	0.48%
Food Retail	0.13%	0.35%	0.48%
Apparel, Accessories & Luxury Goods	0.16%	0.31%	0.47%
Investment Banking & Brokerage	0.32%	0.12%	0.44%
Specialized REITs	0.43%	0.00%	0.43%
Apparel Retail	0.22%	0.19%	0.41%
Home Improvement Retail	0.37%	0.03%	0.40%
Managed Healthcare	0.38%	0.01%	0.39%
Consumer Finance	0.34%	0.03%	0.37%
Steel	0.10%	0.27%	0.37%
Specialty Chemicals	0.19%	0.16%	0.35%
Air Freight & Logistics	0.27%	0.08%	0.35%
Fertilizers & Agricultural Chemicals	0.19%	0.16%	0.35%

Retail REITs	0.20%	0.15%	0.35%
Trading Companies & Distributors	0.10%	0.24%	0.34%
Brewers	0.02%	0.31%	0.33%
Oil & Gas Refining & Marketing	0.19%	0.14%	0.33%
Auto Parts & Equipment	0.15%	0.17%	0.32%
Diversified Real Estate Activities	0.00%	0.32%	0.32%
Oil & Gas Storage & Transportation	0.17%	0.13%	0.30%
Drug Retail	0.27%	0.02%	0.29%
Computer Storage & Peripherals	0.24%	0.05%	0.29%
Specialized Finance	0.20%	0.09%	0.29%
Healthcare Services	0.20%	0.08%	0.28%
Construction & Engineering	0.08%	0.19%	0.27%
Industrial Gases	0.15%	0.12%	0.27%
Commodity Chemicals	0.08%	0.17%	0.25%
Diversified Capital Markets	0.00%	0.24%	0.24%
Distillers & Vintners	0.07%	0.16%	0.23%
Life Sciences Tools & Services	0.20%	0.03%	0.23%
General Merchandise Stores	0.18%	0.03%	0.21%
Construction Materials	0.03%	0.18%	0.21%
Gas Utilities	0.09%	0.11%	0.20%
Personal Products	0.06%	0.14%	0.20%
Broadcasting	0.14%	0.06%	0.20%
Semiconductor Equipment	0.11%	0.08%	0.19%
Department Stores	0.08%	0.11%	0.19%
Healthcare Distributors	0.17%	0.02%	0.19%
Casinos & Gaming	0.04%	0.14%	0.18%
Gold	0.03%	0.15%	0.18%
Publishing	0.04%	0.13%	0.17%
Oil & Gas Drilling	0.10%	0.06%	0.16%
Diversified REITs	0.05%	0.11%	0.16%
Building Products	0.03%	0.12%	0.15%
Footwear	0.13%	0.02%	0.15%
Hotels, Resorts & Cruise Lines	0.10%	0.05%	0.15%
Electronic Equipment & Instruments	0.01%	0.14%	0.15%
Airlines	0.08%	0.07%	0.15%
Research & Consulting Services	0.06%	0.08%	0.14%
Advertising	0.06%	0.08%	0.14%
Electronic Manufacturing Services	0.03%	0.10%	0.13%
Automotive Retail	0.12%	0.01%	0.13%
Residential REITs	0.13%	0.00%	0.13%
Reinsurance	0.03%	0.10%	0.13%
Electronic Components	0.00%	0.13%	0.13%
Insurance Brokers	0.12%	0.00%	0.12%
Environmental & Facilities Services	0.09%	0.03%	0.12%
Office REITs	0.08%	0.04%	0.12%
Heavy Electrical Equipment	0.00%	0.12%	0.12%
Specialty Stores	0.09%	0.02%	0.11%
Tires & Rubber	0.01%	0.10%	0.11%
Real Estate Development	0.00%	0.10%	0.10%
Consumer Electronics	0.02%	0.08%	0.10%
Agricultural Products	0.07%	0.03%	0.10%
Office Electronics	0.03%	0.07%	0.10%
Leisure Products	0.05%	0.05%	0.10%
Independent Power Producers & Energy Traders	0.04%	0.06%	0.10%
Paper Products	0.05%	0.05%	0.10%
Home Building	0.05%	0.05%	0.10%
Security & Alarm Services	0.06%	0.03%	0.09%

Thrifts & Mortgage Finance	0.03%	0.06%	0.09%
Healthcare Supplies	0.02%	0.07%	0.09%
Paper Packaging	0.07%	0.01%	0.08%
Diversified Support Services	0.02%	0.06%	0.08%
Coal & Consumable Fuels	0.03%	0.05%	0.08%
Human Resource & Employment Services	0.03%	0.05%	0.08%
Industrial REITs	0.04%	0.04%	0.08%
Healthcare Facilities	0.03%	0.04%	0.07%
Real Estate Operating Companies	0.00%	0.07%	0.07%
Marine	0.01%	0.06%	0.07%
Food Distributors	0.05%	0.01%	0.06%
Healthcare Technology	0.06%	0.00%	0.06%
Home Furnishing Retail	0.05%	0.01%	0.06%
Highways & Railtracks	0.00%	0.06%	0.06%
Distributors	0.04%	0.02%	0.06%
Trucking	0.02%	0.03%	0.05%
Metal & Glass Containers	0.04%	0.01%	0.05%
Household Appliances	0.03%	0.02%	0.05%
Home Entertainment Software	0.02%	0.03%	0.05%
Computer & Electronics Retail	0.04%	0.01%	0.05%
Motorcycle Manufacturers	0.03%	0.02%	0.05%
Specialized Consumer Services	0.04%	0.00%	0.04%
Office Services & Supplies	0.02%	0.02%	0.04%
Precious Metals & Minerals	0.00%	0.04%	0.04%
Water Utilities	0.01%	0.03%	0.04%
Aluminum	0.02%	0.02%	0.04%
Technology Distributors	0.02%	0.01%	0.03%
Housewares & Specialties	0.03%	0.00%	0.03%
Alternative Carriers	0.01%	0.02%	0.03%
Home Furnishings	0.02%	0.01%	0.03%
Mortgage REITs	0.03%	0.00%	0.03%
Education Services	0.00%	0.03%	0.03%
Commercial Printing	0.01%	0.02%	0.03%
Marine Ports & Services	0.00%	0.03%	0.03%
Airport Services	0.00%	0.03%	0.03%
Leisure Facilities	0.01%	0.01%	0.02%
Real Estate Services	0.02%	0.00%	0.02%
Forest Products	0.01%	0.00%	0.01%
Photographic Products	0.00%	0.01%	0.01%
Textiles	0.00%	0.01%	0.01%
Catalog Retail	0.01%	0.00%	0.01%

			62.53%

Sector	Percentage (based on Fair Value)
U.S. Treasuries	11.55%
Agency Mortgage Backed	10.64%
Corporate Notes	8.22%
Non-Agency Collateralized Mortgage Obligations	0.55%
Sovereign Bonds	0.40%
Municipal Bonds and Notes	0.27%
U.S. Government Sponsored Agencies	0.19%
Asset Backed	0.11%

31.93%

Short-Term Investments
Short-Term Investments	5.54%

5.54%

100.00%

GEI Real Estate Securities Fund

Schedule of Investments—September 30, 2013 (Unaudited)

Common Stock (REITs)—98.6%†	Number of Shares	Fair Value
Diversified—3.7%
Cousins Properties Inc.	64,890	$667,718
Vornado Realty Trust	37,770	3,174,946
		3,842,664
Freestanding—0.5%
National Retail Properties Inc.	17,580	559,396
Healthcare—11.3%
Aviv REIT Inc.	30,790	702,012
HCP Inc.	77,180	3,160,521
Healthcare REIT Inc.	41,500	2,588,770
Omega Healthcare Investors Inc.	16,910	505,102
Ventas Inc.	79,120	4,865,880
		11,822,285
Hotel—7.1%
Ashford Hospitality Trust Inc.	34,460	425,236
DiamondRock Hospitality Co.	29,350	313,165
Host Hotels & Resorts Inc.	195,010	3,445,827
LaSalle Hotel Properties	36,890	1,052,103
RLJ Lodging Trust	30,380	713,626
Sunstone Hotel Investors Inc.	120,860	1,539,756
		7,489,713
Industrial—6.8%
EastGroup Properties Inc.	8,510	503,877
First Industrial Realty Trust Inc.	46,900	763,063
Prologis Inc.	145,400	5,469,948
Rexford Industrial Realty Inc.	31,720	428,537	(a)
		7,165,425
Multifamily—15.4%
AvalonBay Communities Inc.	34,410	4,373,167
BRE Properties Inc.	17,860	906,573
Camden Property Trust	61,220	3,761,357
Equity Residential	28,460	1,524,602
Essex Property Trust Inc.	14,740	2,177,098
Mid-America Apartment Communities Inc.	12,860	803,750
UDR Inc.	111,120	2,633,544
		16,180,091
Office—11.0%
Alexandria Real Estate Equities Inc.	25,310	1,616,043
Boston Properties Inc.	28,120	3,006,028
Brandywine Realty Trust	19,900	262,282
Highwoods Properties Inc.	66,660	2,353,765
Hudson Pacific Properties Inc.	5,410	105,224
Kilroy Realty Corp.	36,060	1,801,197
Parkway Properties Inc.	27,290	484,943
SL Green Realty Corp.	22,040	1,958,034
		11,587,516
Office/Industrial—5.9%
Duke Realty Corp.	168,840	2,606,890
Liberty Property Trust	100,780	3,587,768
		6,194,658
Regional Malls—19.5%
General Growth Properties Inc.	182,950	3,529,106
Simon Property Group Inc.	52,900	7,841,367

Tanger Factory Outlet Centers	109,010	3,559,176
Taubman Centers Inc.	29,020	1,953,336
The Macerich Co.	63,490	3,583,376
		20,466,361
Self Storage—6.3%
CubeSmart	54,550	973,172
Public Storage	26,120	4,193,566
Sovran Self Storage Inc.	19,250	1,456,840
		6,623,578
Shopping Centers—9.5%
DDR Corp.	91,700	1,440,607
Federal Realty Investment Trust	13,160	1,335,082
Kimco Realty Corp.	179,620	3,624,732
Regency Centers Corp.	63,270	3,059,104
Retail Opportunity Investments Corp.	37,080	512,446
		9,971,971
Specialty—1.6%
CyrusOne Inc.	13,320	252,814
Digital Realty Trust Inc.	27,290	1,449,099
		1,701,913

Total Common Stock (REITs) (Cost $102,165,089)		103,605,571

Short-Term Investments—1.1%
GE Institutional Money Market Fund—Investment Class
0.00%
(Cost $1,210,072)		1,210,072	(b,c)

Total Investments (Cost $103,375,161)		104,815,643

Other Assets and Liabilities, net—0.3%		309,543

NET ASSETS—100.0%		$105,125,186

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.

(b)	Coupon amount represents effective yield.

(c)	GE Asset Management Incorporated (“GEAM”), the investment adviser of the Fund, also serves as investment adviser of the GE Institutional Money Market Fund.

†	Percentages are based on net assets as of September 30, 2013.

Abbreviations:

REIT	Real Estate Investment Trust

Security Valuation

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GEAM performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement

The following section describes the valuation methodologies the Funds use to measure different financial investments at fair value.

A Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sale price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price. Level 1 securities primarily include publicly-traded equity securities, which may not necessarily represent the last sales price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund classifies the investment securities in Level 2.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid price as reported by independent pricing services. The pricing services use various pricing models for each asset class. The inputs and assumptions to the model of the pricing services are derived from market observable sources, which may include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing service may also use other available information such as benchmark curves, benchmarking of similar securities, sector groupings and matrix pricing, as applicable. Thus, certain securities may not be priced using market quotations, but rather determined from market observable information. These investments are included in Level 2 and are primarily comprised of corporate fixed income, government, mortgage and asset-backed securities. In the absence of a reliable bid price from such a pricing service, debt securities may be valued based on broker or dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Funds with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified as Level 3.

A Fund may use non-binding broker or dealer quotes for valuation when there is limited or no relevant market activity for a specific investment or for other investments that share similar characteristics and a price is not provided by a pricing service or is deemed not to be reliable. The Funds have not adjusted the prices obtained. Investment securities priced using non-binding broker or dealer quotes are included in Level 3.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Funds with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds’ Board of Directors that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security’s primary market and before the close of regular trading on the NYSE. In these circumstances the Funds classify the investment securities in Level 2. This independent fair value pricing service uses a proprietary model to identify affected securities, taking into consideration various factors, and the fair value of such securities may be something other than the last available quotation or other market price.

All assets and liabilities of the Funds initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuters exchange rate computed at 11:00 a.m. Eastern time.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Funds’ NAV.

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time and it is possible that a Fund could incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Funds use closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2013:

Fund	Investments	Level 1	Level 2	Level 3	Total
U.S. Equity Fund	Investments in Securities†
	Common Stock	$30,902,523	$—	$—	$30,902,523
	Exchange Traded Funds	483,213	—	—	483,213
	Short-Term Investments	983,028	—	—	983,028

	Total Investments in Securities	$32,368,764	$—	$—	$32,368,764

	Other Financial Instruments*
	Futures Contracts—Unrealized Depreciation	$(3,391)	$—	$—	$(3,391)

Fund	Investments	Level 1	Level 2	Level 3	Total
S&P 500 Index Fund	Investments in Securities†
	Common Stock	$186,937,268	$—	$—	$186,937,268
	Short-Term Investments	4,251,660	—	—	4,251,660

	Total Investments in Securities	$191,188,928	$—	$—	$191,188,928

	Other Financial Instruments*
	Futures Contracts—Unrealized Depreciation	$(51,545)	$—	$—	$(51,545)

Fund	Investments	Level 1	Level 2	Level 3	Total
Premier Growth Equity Fund	Investments in Securities†
	Common Stock	$36,826,099	$—	$—	$36,826,099
	Short-Term Investments	1,662,021	—	—	1,662,021

	Total Investments in Securities	$38,488,120	$—	$—	$38,488,120

	Other Financial Instruments*
	Futures Contracts—Unrealized Depreciation	$(5,087)	$—	$—	$(5,087)

Fund	Investments	Level 1	Level 2	Level 3	Total
Core Value Equity Fund	Investments in Securities†
	Common Stock	$15,778,953	$—	$—	$15,778,953
	Exchange Traded Funds	256,397	—	—	256,397
	Short-Term Investments	689,590	—	—	689,590

	Total Investments in Securities	$16,724,940	$—	$—	$16,724,940

	Other Financial Instruments*
	Futures Contracts—Unrealized Depreciation	$(5,935)	$—	$—	$(5,935)

Fund	Investments	Level 1	Level 2	Level 3	Total
Small-Cap Equity Fund	Investments in Securities†
	Common Stock	$45,282,412	$—	$—	$45,282,412
	Short-Term Investments	2,474,283	—	—	2,474,283

	Total Investments in Securities	$47,756,695	$—	$—	$47,756,695

	Other Financial Instruments*
	Futures Contracts—Unrealized Appreciation	$7,566	$—	$—	$7,566

Fund	Investments	Level 1	Level 2	Level 3	Total
Income Fund	Investments in Securities†
	U.S. Treasuries	$—	$4,542,792	$—	$4,542,792
	Agency Mortgage Backed	—	10,305,492	—	10,305,492
	Agency Collateralized Mortgage Obligations	—	408,103	—	408,103
	Asset Backed	—	100,642	—	100,642
	Corporate Notes	—	15,218,876	—	15,218,876
	Non-Agency Collateralized Mortgage Obligations	—	2,428,537	—	2,428,537
	Sovereign Bonds	—	966,211	—	966,211
	Municipal Bonds and Notes	—	257,276	—	257,276
	Domestic Equity	44,398	—	—	44,398
	Short-Term Investments	2,397,189	—	—	2,397,189

	Total Investments in Securities	$2,441,587	$34,227,929	$—	$36,669,516

	Other Financial Instruments*
	Futures Contracts—Unrealized Appreciation	$55,266	$—	$—	$55,266
	Futures Contracts—Unrealized Depreciation	(80,848)	—	—	(80,848)

	Total Other Financial Instruments	$(25,582)	$—	$—	$(25,582)

Fund	Investments	Level 1	Level 2	Level 3	Total
Total Return Fund	Investments in Securities†
	Domestic Equity	$1,154,900,571	$—	$—	$1,154,900,571
	Foreign Equity	711,066,744	209,254	1,479	711,277,477
	U.S. Treasuries	—	344,701,894	—	344,701,894
	U.S. Government Sponsored Agencies	—	5,814,947	—	5,814,947
	Agency Mortgage Backed	—	317,463,832	—	317,463,832
	Asset Backed	—	3,179,379	—	3,179,379
	Corporate Notes	—	244,963,743	244,375	245,208,118
	Non-Agency Collateralized Mortgage Obligations	—	16,325,904	—	16,325,904
	Sovereign Bonds	—	12,019,333	—	12,019,333
	Municipal Bonds and Notes	—	8,080,749	—	8,080,749
	Short-Term Investments	165,365,162	—	—	165,365,162

	Total Investments in Securities	$2,031,332,477	$952,759,035	$245,854	$2,984,337,366

	Other Financial Instruments*
	Futures Contracts—Unrealized Appreciation	$58,592	$—	$—	$58,592
	Futures Contracts—Unrealized Depreciation	(139,674)	—	—	(139,674)

	Total Other Financial Instruments	$(81,082)	$—	$—	$(81,082)

Fund	Investments	Level 1	Level 2	Level 3	Total
Real Estate Securities Fund	Investments in Securities†
	Common Stock	$103,605,571	$—	$—	$103,605,571
	Short-Term Investments	1,210,072	—	—	1,210,072

	Total Investments in Securities	$104,815,643	$—	$—	$104,815,643

†	See Schedule of Investments for Industry Classification

*	Other financial instruments include derivative instruments such as futures contracts. Amounts shown represent unrealized appreciation (depreciation), at period end.

The following table presents the changes in Level 3 investments measured on a recurring basis for the period ended September 30, 2013:

Total Return Fund	Rights	Corporate Notes	Total
Balance at 12/31/12	$—	$—	$—
Accrued discounts/(premiums)	—	—	—
Realized gain (loss)	—	—	—
Change in unrealized gain (loss)	—	(5,625)	(5,625)
Purchases	—	250,000	250,000
Sales	—	—	—
Issuances	1,479	—	1,479
Settlements	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance at 09/30/13	$1,479	$244,375	$245,854

Change in unrealized appreciation relating to securities still held at 09/30/13	$1,479	$($5,625)	$($4,146)

The GE Investments Total Return Fund utilized the fair value pricing service on December 31, 2012 due to events occurring after the close of foreign local markets and before the close of regular trading on the NYSE. This resulted in certain foreign securities being classified as Level 2 at the end of the period which were classified as Level 1 at September 30, 2013. The value of securities that were transferred to Level 1 from Level 2 as a result was $459,406,346.

There were no other transfers between fair value levels during the period. Transfers between fair value levels are considered to occur at the beginning of the period.

INCOME TAXES

At September 30, 2013, information on the tax cost of investments was as follows:

Fund	Cost of Investment for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
U.S. Equity Fund	$25,530,253	$6,904,125	$(65,614)	$6,838,511
S&P 500 Index Fund	$125,335,166	$72,382,511	$(6,528,749)	$65,853,762
Premier Growth Equity Fund	$25,763,521	$12,758,230	$(33,631)	$12,724,599
Core Value Equity Fund	$13,386,434	$3,358,321	$(19,815)	$3,338,506
Small-Cap Equity Fund	$36,545,181	$12,066,961	$(855,447)	$11,211,514
Income Fund	$36,910,517	$713,139	$(954,140)	$(241,001)
Total Return Fund	$2,781,693,718	$268,744,329	$(66,100,681)	$202,643,648
Real Estate Securities Fund	$103,375,161	$4,118,968	$(2,678,486)	$1,440,482

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant’s disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.

(b) There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GE Investments Funds, Inc.

By:	/S/ MICHAEL J. COSGROVE
Michael J. Cosgrove
Chairman, GE Investments Funds, Inc.

Date: November 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ MICHAEL J. COSGROVE
Michael J. Cosgrove
Chairman, GE Investments Funds, Inc.

Date: November 22, 2013

By:	/S/ ARTHUR A. JENSEN
Arthur A. Jensen
Treasurer, GE Investments Funds, Inc.

Date: November 22, 2013